Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	IX
Entity Registrant Name	ORIX CORP
Entity Central Index Key	0001070304
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	110,254,422

CONSOLIDATED BALANCE SHEETS In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Variable Interest Entity, Primary Beneficiary USD ($)	Mar. 31, 2012 Variable Interest Entity, Primary Beneficiary JPY (¥)	Mar. 31, 2011 Variable Interest Entity, Primary Beneficiary JPY (¥)
ASSETS
Cash and Cash Equivalents	$ 9,574	¥ 786,892	¥ 732,127	$ 144	¥ 11,836	¥ 14,267
Restricted Cash	1,500	123,295	118,065
Investment in Direct Financing Leases (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)				2,830	232,575	242,309
Time Deposits	293	24,070	5,148
Installment Loans (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)				8,637	709,863	830,689
Investment in Direct Financing Leases	10,961	900,886	830,853
Installment Loans (The amount of ¥19,397 million ($236 million) of installment loans as of March 31, 2012 is measured at fair value by electing the fair value option under FASB Accounting Standards Codification 825-10.)	33,701	2,769,898	2,983,164
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses	(1,662)	(136,588)	(154,150)
Investment in Operating Leases	15,939	1,309,998	1,270,295	3,276	269,267	195,221
Investment in Securities	13,960	1,147,390	1,175,381	609	50,059	51,883
Other Operating Assets	2,726	224,092	235,430
Investment in affiliates	4,036	331,717	373,376	169	13,899	17,441
Other Receivables	2,289	188,108	182,013
Inventories	969	79,654	108,410
Prepaid Expenses	481	39,547	44,551
Office Facilities	1,501	123,338	102,403
Other Assets	5,385	442,577	574,516	1,110	91,240	121,811
Assets	101,653	8,354,874	8,581,582	16,775	1,378,739	1,473,621
Liabilities:
Short-term debt	5,572	457,973	478,633	15	1,233	1,847
Deposits	13,426	1,103,514	1,065,175
Trade Notes, Accounts Payable and Other Liabilities	3,534	290,465	304,354	99	8,120	9,803
Accrued Expenses	1,339	110,057	118,359
Policy Liabilities	4,923	404,586	398,265
Income Taxes:
Current	96	7,849	21,983
Deferred	1,184	97,353	160,518
Security Deposits	1,729	142,092	128,097	101	8,333	6,884
Long-term debt	51,922	4,267,480	4,531,268	12,653	1,039,927	1,160,042
Others				71	5,829	6,674
Total Liabilities	83,725	6,881,369	7,206,652	12,939	1,063,442	1,185,250
Redeemable Noncontrolling Interests	458	37,633	33,902
Commitments and Contingent Liabilities
Equity:
Common stock: Authorized 259,000,000 shares Issued 110,245,846 shares in 2011 and 110,254,422 shares in 2012	1,752	144,026	143,995
Additional paid-in capital	2,181	179,223	179,137
Retained earnings	14,818	1,217,851	1,141,559
Accumulated other comprehensive income (loss)	(1,169)	(96,056)	(96,180)
Treasury stock, at cost: 2,747,344 shares in 2011 and 2,732,701 shares in 2012	(595)	(48,907)	(49,170)
ORIX Corporation Shareholders' Equity	16,987	1,396,137	1,319,341
Noncontrolling interests	483	39,735	21,687
Total Equity	17,470	1,435,872	1,341,028
Total Liabilities and Equity	$ 101,653	¥ 8,354,874	¥ 8,581,582

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011
Installment Loans, fair value	$ 236	¥ 19,397
Common stock, Authorized	259,000,000	259,000,000	259,000,000
Common stock, shares Issued	110,254,422	110,254,422	110,245,846
Treasury stock, shares	2,732,701	2,732,701	2,747,344

CONSOLIDATED STATEMENTS OF INCOME In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)
Revenues:
Direct financing leases	$ 620		¥ 50,934		¥ 51,211		¥ 49,893
Operating leases	3,619		297,422		280,913		272,390
Interest on loans and investment securities	1,799		147,888		169,932		135,165
Brokerage commissions and net gains on investment securities	327		26,911		21,119		23,352
Life insurance premiums and related investment income	1,561		128,307		118,315		115,438
Real estate sales	743		61,029		54,741		40,669
Gains on sales of real estate under operating leases	27		2,215		5,103		6,841
Other operating revenues	3,141		258,178		245,544		246,804
Total revenues	11,837	[1]	972,884	[1]	946,878	[1]	890,552	[1]
Expenses:
Interest expense	1,349		110,868		122,765		81,444
Costs of operating leases	2,304		189,333		186,740		189,574
Life insurance costs	1,160		95,353		91,426		92,292
Costs of real estate sales	724		59,534		58,930		46,757
Other operating expenses	1,826		150,071		142,241		135,755
Selling, general and administrative expenses	2,334		191,873		199,044		211,479
Provision for doubtful receivables and probable loan losses	234		19,215		31,103		71,525
Write-downs of long-lived assets	185		15,167		17,400		6,977
Write-downs of securities	200		16,470		21,747		23,632
Foreign currency transaction loss (gain), net	(2)		(195)		186		943
Total expenses	10,314		847,689		871,582		860,378
Operating Income	1,523		125,195		75,296		30,174
Equity in Net Income of Affiliates	24		1,972		16,806		8,364
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	41		3,317		1,199		17,519
Income before Income Taxes and Discontinued Operations	1,588	[1]	130,484	[1]	93,301	[1]	56,057	[1]
Provision for income taxes	543		44,631		26,143		21,090
Income from Continuing Operations	1,045		85,853		67,158		34,967
Discontinued Operations:
Income from discontinued operations, net	15	[2],[3]	1,279	[2],[3]	12,220	[2],[3]	12,989	[2],[3]
Provision for income taxes	17	[2]	1,410	[2]	(6,771)	[2]	(7,019)	[2]
Discontinued operations, net of applicable tax effect	32	[2]	2,689	[2]	5,449	[2]	5,970	[2]
Net Income	1,077		88,542		72,607		40,937
Net Income (loss) Attributable to the Noncontrolling Interests	(4)		(332)		2,373		704
Net Income Attributable to the Redeemable Noncontrolling Interests	33		2,724		2,959		2,476
Net Income Attributable to ORIX Corporation	1,048		86,150		67,275		37,757
Income attributable to ORIX Corporation:
Income from continuing operations	1,023		84,055		61,787		31,475
Discontinued operations	25		2,095		5,488		6,282
Net Income Attributable to ORIX Corporation	$ 1,048		¥ 86,150		¥ 67,275		¥ 37,757
Basic:
Income from continuing operations	$ 9.51		¥ 781.84		¥ 574.83		¥ 308.87
Discontinued operations	$ 0.24		¥ 19.49		¥ 51.05		¥ 61.65
Net income attributable to ORIX Corporation	$ 9.75		¥ 801.33		¥ 625.88		¥ 370.52
Diluted:
Income from continuing operations	$ 7.96		¥ 654.47		¥ 486.19		¥ 265.1
Discontinued operations	$ 0.2		¥ 15.87		¥ 41.56		¥ 50.81
Net income attributable to ORIX Corporation	$ 8.16		¥ 670.34		¥ 527.75		¥ 315.91
Cash Dividends	$ 0.97		¥ 80		¥ 75		¥ 70

[1]	Results of discontinued operations are included in each amount attributed to each geographic area.
[2]	Pursuant to FASB Accounting Standards Codification 205-20 ("Presentation of Financial Statements-Discontinued Operations"), the results of operations which meet the criteria for discontinued operations are reported as a separate component of income, and those related amounts that had been previously reported are reclassified.
[3]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥14,056 million, ¥14,393 million and ¥4,170 million ($51 million) in fiscal 2010, 2011 and 2012, respectively.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Net income	$ 1,077	¥ 88,542	¥ 72,607	¥ 40,937
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	62	5,121	7,663	13,499
Net change of defined benefit pension plans	(40)	(3,247)	(2,006)	7,125
Net change of foreign currency translation adjustments	(16)	(1,392)	(21,186)	(8,462)
Net change of unrealized gains (losses) on derivative instruments	(14)	(1,170)	(782)	(1,460)
Total other comprehensive income (loss)	(8)	(688)	(16,311)	10,702
Comprehensive Income (Loss)	1,069	87,854	56,296	51,639
Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(10)	(849)	1,734	(306)
Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	29	2,409	606	876
Comprehensive Income (Loss) Attributable to ORIX Corporation	$ 1,050	¥ 86,294	¥ 53,956	¥ 51,069

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Millions, unless otherwise specified	Total USD ($)	Total JPY (¥)	Common Stock USD ($)	Common Stock JPY (¥)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital JPY (¥)	Retained Earnings USD ($)	Retained Earnings JPY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) JPY (¥)	Treasury Stock USD ($)	Treasury Stock JPY (¥)	Total ORIX Corporation Shareholders' Equity USD ($)	Total ORIX Corporation Shareholders' Equity JPY (¥)	Noncontrolling Interests USD ($)	Noncontrolling Interests JPY (¥)
Beginning Balance at Mar. 31, 2009 (Scenario, Previously Reported)		¥ 1,185,597		¥ 102,216		¥ 136,313		¥ 1,071,919		¥ (92,384)		¥ (50,534)		¥ 1,167,530		¥ 18,067
Beginning Balance (Restatement Adjustment) (Adjustments for New Accounting Pronouncement)		1,758						1,758						1,758		0
Beginning Balance at Mar. 31, 2009		1,187,355		102,216		136,313		1,073,677		(92,384)		(50,534)		1,169,288		18,067
Issuance of common stock		83,024		41,677		41,347								83,024		0
Contribution to subsidiaries		2,473												0		2,473
Transaction with noncontrolling interests		(359)				(32)				(387)				(419)		60
Comprehensive income (loss), net of tax:
Net income		38,461						37,757						37,757		704
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities		13,499								13,497				13,497		2
Net change of defined benefit pension plans		7,125								7,129				7,129		(4)
Net change of foreign currency translation adjustments		(6,862)								(5,860)				(5,860)		(1,002)
Net change of unrealized gains (losses) on derivative instruments		(1,460)								(1,454)				(1,454)		(6)
Total other comprehensive income (loss)		12,302												13,312		(1,010)
Total comprehensive income (loss)		50,763												51,069		(306)
Cash dividends		(8,778)						(6,261)						(6,261)		(2,517)
Conversion of convertible bond		14		7		7								14		0
Exercise of stock options		77		39		38								77		0
Compensation cost of stock options		611				611								611		0
Acquisition of treasury stock		(3)										(3)		(3)		0
Disposal of treasury stock		291						(531)				822		291		0
Other, net		993				377		137				479		993		0
Ending balance at Mar. 31, 2010 (Scenario, Previously Reported)		1,316,461		143,939		178,661		1,104,779		(79,459)		(49,236)		1,298,684		17,777
Ending balance (Restatement Adjustment) (Adjustments for New Accounting Pronouncement)		(21,668)						(22,495)		(3,406)				(25,901)		4,233
Ending balance at Mar. 31, 2010		1,294,793		143,939		178,661		1,082,284		(82,865)		(49,236)		1,272,783		22,010
Contribution to subsidiaries		3,864												0		3,864
Transaction with noncontrolling interests		(2,246)				200				4				204		(2,450)
Comprehensive income (loss), net of tax:
Net income		69,648						67,275						67,275		2,373
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities		7,663								7,605				7,605		58
Net change of defined benefit pension plans		(2,006)								(2,006)				(2,006)		0
Net change of foreign currency translation adjustments		(18,833)								(18,118)				(18,118)		(715)
Net change of unrealized gains (losses) on derivative instruments		(782)								(800)				(800)		18
Total other comprehensive income (loss)		(13,958)												(13,319)		(639)
Total comprehensive income (loss)		55,690												53,956		1,734
Cash dividends		(11,532)						(8,061)						(8,061)		(3,471)
Conversion of convertible bond		14		7		7								14		0
Exercise of stock options		98		49		49								98		0
Compensation cost of stock options		142				142								142		0
Acquisition of treasury stock		(70)										(70)		(70)		0
Other, net		275				78		61				136		275		0
Ending balance at Mar. 31, 2011	16,316	1,341,028	1,752	143,995	2,180	179,137	13,889	1,141,559	(1,170)	(96,180)	(598)	(49,170)	16,053	1,319,341	263	21,687
Contribution to subsidiaries	262	21,503											0	0	262	21,503
Transaction with noncontrolling interests	(5)	(470)			1	52			0	(20)			1	32	(6)	(502)
Comprehensive income (loss), net of tax:
Net income	1,044	85,818					1,048	86,150					1,048	86,150	(4)	(332)
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	62	5,121							56	4,642			56	4,642	6	479
Net change of defined benefit pension plans	(40)	(3,247)							(40)	(3,245)			(40)	(3,245)	0	(2)
Net change of foreign currency translation adjustments	(13)	(1,077)							(1)	(98)			(1)	(98)	(12)	(979)
Net change of unrealized gains (losses) on derivative instruments	(14)	(1,170)							(14)	(1,155)			(14)	(1,155)	0	(15)
Total other comprehensive income (loss)	(5)	(373)											1	144	(6)	(517)
Total comprehensive income (loss)	1,039	85,445											1,049	86,294	(10)	(849)
Cash dividends	(131)	(10,703)					(105)	(8,599)					(105)	(8,599)	(26)	(2,104)
Conversion of convertible bond	0	6	0	3	0	3							0	6	0	0
Exercise of stock options	0	55	0	28	0	27							0	55	0	0
Acquisition of treasury stock	0	(1)									0	(1)	0	(1)	0	0
Other, net	(11)	(991)			0	4	(14)	(1,259)			3	264	(11)	(991)	0	0
Ending balance at Mar. 31, 2012	$ 17,470	¥ 1,435,872	$ 1,752	¥ 144,026	$ 2,181	¥ 179,223	$ 14,818	¥ 1,217,851	$ (1,169)	¥ (96,056)	$ (595)	¥ (48,907)	$ 16,987	¥ 1,396,137	$ 483	¥ 39,735

CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Cash Flows from Operating Activities:
Net income	$ 1,077	¥ 88,542	¥ 72,607	¥ 40,937
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,047	168,233	166,484	164,821
Provision for doubtful receivables and probable loan losses	234	19,215	31,103	71,525
Increase (Decrease) in policy liabilities	77	6,321	(11,692)	(32,927)
Deferred tax provision (benefit)	194	15,906	(18,790)	(28,749)
Equity in net income of affiliates (excluding interest on loans)	(11)	(889)	(14,337)	(6,496)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(41)	(3,317)	(1,199)	(17,519)
Gains on sales of available-for-sale securities	(109)	(8,918)	(4,867)	(6,907)
Gains on sales of real estate under operating leases	(27)	(2,215)	(5,103)	(6,841)
Gains on sales of operating lease assets other than real estate	(179)	(14,721)	(9,968)	(7,552)
Write-downs of long-lived assets	185	15,167	17,400	6,977
Write-downs of securities	200	16,470	21,747	23,632
Decrease (increase) in restricted cash	(63)	(5,188)	(6,659)	4,520
Decrease (increase) in trading securities	671	55,173	(28,372)	(29,725)
Decrease in inventories	328	26,830	27,596	39,061
Decrease (increase) in other receivables	(96)	(7,893)	16,006	(518)
Increase (Decrease) in trade notes, accounts payable and other liabilities	277	22,760	(22,042)	(35,011)
Other, net	(712)	(58,482)	(17,534)	30,083
Net cash provided by operating activities	4,052	332,994	212,380	209,311
Cash Flows from Investing Activities:
Purchases of lease equipment	(7,337)	(603,060)	(561,919)	(389,413)
Principal payments received under direct financing leases	4,241	348,549	384,288	352,316
Net proceeds from securitization of lease receivables, loan receivables and securities	0	0	0	28,305
Installment loans made to customers	(9,023)	(741,570)	(719,190)	(589,814)
Principal collected on installment loans	11,176	918,565	1,130,718	937,895
Proceeds from sales of operating lease assets	2,119	174,139	159,369	162,988
Investment in affiliates, net	217	17,808	36,945	(28,256)
Proceeds from sales of investment in affiliates	35	2,864	4,622	12,532
Purchases of available-for-sale securities	(7,968)	(654,873)	(742,816)	(456,364)
Proceeds from sales of available-for-sale securities	3,399	279,367	340,634	181,033
Proceeds from redemption of available-for-sale securities	4,403	361,881	310,594	162,292
Purchases of held-to-maturity securities	(2)	(182)	0	(43,748)
Purchases of other securities	(543)	(44,654)	(48,538)	(19,656)
Proceeds from sales of other securities	302	24,832	25,614	26,034
Purchases of other operating assets	(210)	(17,282)	(14,219)	(4,898)
Acquisitions of subsidiaries, net of cash acquired	(113)	(9,252)	(46,554)	(10,218)
Sales of subsidiaries, net of cash disposed	92	7,554	12,685	123,613
Other, net	(280)	(22,929)	(20,635)	(11,853)
Net cash provided by investing activities	508	41,757	251,598	432,788
Cash Flows from Financing Activities:
Net decrease in debt with maturities of three months or less	(727)	(59,769)	(72,584)	(121,399)
Proceeds from debt with maturities longer than three months	18,106	1,488,111	1,488,199	1,083,310
Repayment of debt with maturities longer than three months	(21,682)	(1,782,081)	(1,918,774)	(1,678,649)
Net increase in deposits due to customers	490	40,288	166,012	185,076
Issuance of common stock	1	55	98	83,101
Cash dividends paid to ORIX Corporation shareholders	(105)	(8,599)	(8,061)	(6,261)
Contribution from noncontrolling interests	246	20,258	0	0
Cash dividends paid to redeemable noncontrolling interests	(13)	(1,079)	(6,008)	0
Net decrease in call money	(122)	(10,000)	(8,000)	(13,400)
Other, net	(69)	(5,661)	(4,472)	1,298
Net cash used in financing activities	(3,875)	(318,477)	(363,590)	(466,924)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(19)	(1,509)	(7,348)	3,943
Net Increase in Cash and Cash Equivalents	666	54,765	93,040	179,118
Cash and Cash Equivalents at Beginning of Year	8,908	732,127	639,087	459,969
Cash and Cash Equivalents at End of Year	$ 9,574	¥ 786,892	¥ 732,127	¥ 639,087

Significant Accounting and Reporting Policies	12 Months Ended
Mar. 31, 2012
Significant Accounting and Reporting Policies

1. Significant Accounting and Reporting Policies

In preparing the accompanying consolidated financial statements, ORIX Corporation (the “Company”) and its subsidiaries have complied with accounting principles generally accepted in the United States of America (“U.S. GAAP”), modified for the accounting for stock splits (see (o)). Significant accounting and reporting policies are summarized as follows:

(a) Basis of presenting financial statements

The Company and its subsidiaries in Japan maintain their books in conformity with Japanese accounting practices, which differ in certain respects from U.S. GAAP.

The accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP and, therefore, reflect certain adjustments to the books and records of the Company and its subsidiaries. The principal adjustments relate to initial direct costs to originate leases and loans, use of the straight-line method of depreciation for operating lease equipment, deferral of life insurance policy acquisition costs, calculation of insurance policy liabilities, accounting for goodwill and intangible assets resulting from business combinations, accounting for pension plans, accounting for changes in a parent’s ownership interest in its subsidiary, accounting for securitization of financial assets, reflection of the income tax effect on such adjustments and reclassification of discontinued operations, and the presentation of the noncontrolling interests.

(b) Principles of consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries. Investments in affiliates, where the Company has the ability to exercise significant influence by way of 20% – 50% ownership or other means, are accounted for by using the equity method. Where the Company holds majority voting interests but noncontrolling shareholders have substantive participating rights to decisions that occur as part of the ordinary course of their business, the equity method is applied pursuant to FASB Accounting Standards Codification (“ASC”) 810-10-25-2 to 14 (“Consolidation—The Effect of Noncontrolling Rights on Consolidation”). In addition, the consolidated financial statements also include variable interest entities to which the Company and its subsidiaries are primary beneficiaries pursuant to ASC 810-10 (“Consolidation—Variable Interest Entities”).

A lag period of up to three months is used on a consistent basis when considered necessary and appropriate for recognizing the results of subsidiaries and affiliates.

All significant intercompany accounts and transactions have been eliminated in consolidation.

(c) Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company has identified ten areas where it believes assumptions and estimates are particularly critical to the financial statements. These are the selection of valuation techniques and determination of assumptions used in fair value measurements (see Note 2), the determination and periodic reassessment of the unguaranteed residual value for direct financing leases and operating leases (see (e)), the determination and reassessment of insurance policy liabilities and deferred policy acquisition costs (see (f)), the determination of the allowance for doubtful receivables on direct financing leases and probable loan losses (see (g)), the determination of impairment of long-lived assets (see (h)), the determination of impairment of investment in securities (see (i)), the determination of the valuation allowance for deferred tax assets and the evaluation of tax positions (see (j)), assessment and measurement of effectiveness in hedging relationship using derivative financial instruments (see (l)), the determination of benefit obligation and net periodic pension cost (see (m)) and the determination of impairment of goodwill and intangible assets not subject to amortization (see (w)).

(d) Foreign currencies translation

The Company and its subsidiaries maintain their accounting records in their functional currency. Transactions in foreign currencies are recorded in the entity’s functional currency based on the prevailing exchange rates on the transaction date.

The financial statements of overseas subsidiaries and affiliates are translated into Japanese yen by applying the exchange rates in effect at the end of each fiscal year to all assets and liabilities. Income and expenses are translated at the average rates of exchange prevailing during the fiscal year. The currencies in which the operations of the overseas subsidiaries and affiliates are conducted are regarded as the functional currencies of these companies. Foreign currency translation adjustments reflected in accumulated other comprehensive income (loss) arise from the translation of foreign currency financial statements into Japanese yen.

(e) Recognition of revenues

Revenues are recognized when persuasive evidence of an arrangement exists, the service has been rendered or the goods have been delivered to the customer, the transaction price is fixed or determinable and collectibility is reasonably assured.

In addition to the aforementioned general policy, the policies as specifically described hereinafter are applied for each of the major revenue items.

Leases—The Company and its subsidiaries lease various assets to customers under direct financing or operating lease arrangements. Classification of a lease arrangement into either a direct financing lease or an operating lease is dependent upon the specific conditions of the arrangement. Revenue recognition policies applied for direct financing leases and operating leases are specifically described in sections following this paragraph. In providing leasing services, the Company and its subsidiaries execute supplemental services, such as paying insurance and handling taxes on leased assets on behalf of lessees. In some cases, automobile maintenance services are also provided to lessees. Where under terms of the lease or related maintenance agreements the Company and its subsidiaries bear the favorable or unfavorable variability of cost, revenues and expenses are recorded on a gross basis. For those arrangements in which the Company and its subsidiaries do not have substantial risks and rewards of ownership, but instead serve as an agent in collecting from lessees and remitting payments to third parties, the Company and its subsidiaries record revenues net of third-party services costs. Revenues from automobile maintenance services are taken into income over the contract period in proportion to the estimated service costs to be incurred and are recorded in other operating revenues in the accompanying consolidated statements of income.

(1) Recognition of revenues for direct financing leases

Direct financing leases consist of full-payout leases for various equipment types, including office equipment, industrial machinery and transportation equipment. The excess of aggregate lease rentals plus the estimated unguaranteed residual value over the cost of the leased equipment constitutes the unearned lease income to be taken into income over the lease term by using the interest method. The estimated residual values represent estimated proceeds from the disposition of equipment at the time the lease is terminated. Estimates of unguaranteed residual values are based on current market values of used equipment, estimates of when and how much equipment will become obsolete and actual recovery being experienced for similar used equipment. Initial direct costs are being deferred and amortized as a yield adjustment over the life of related lease by using the interest method. The unamortized balance of initial direct costs is reflected as a component of investment in direct financing leases.

(2) Recognition of revenues for operating leases

Revenues from operating leases are recognized on a straight-line basis over the contract terms. Investment in operating leases is recorded at cost less accumulated depreciation and is depreciated over their estimated useful lives mainly on a straight-line basis. Estimated average useful lives of principal operating lease assets classified as transportation equipment is 7 years, measuring and information-related equipment is 4 years, real estate is 33 years and other is 7 years. Depreciation expenses are included in costs of operating leases. Gains or losses arising from dispositions of operating lease assets, except real estate under operating leases, are included in operating lease revenues. With respect to some sales of real estate under operating leases such as commercial buildings, the Company or its subsidiaries may retain an interest in some cash flows of the real estate in the form of management or operation of the real estate. Where the Company or its subsidiaries have significant continuing involvement in the operations from the real estate under operating leases which have been disposed of, the gains or losses arising from such disposition are separately disclosed as gains on sales of real estate under operating leases, whereas if the Company or its subsidiaries have no significant continuing involvement in the operations from such disposed real estate, the gains or losses are reported as income from discontinued operations, net.

Estimates of residual values are based on current market values of used equipment, estimates of when and how much equipment will become obsolete and actual recovery being experienced for similar used equipment.

Installment loans—Interest income on installment loans is recognized on an accrual basis. Certain direct loan origination costs, offset by loan origination fees, are being deferred and amortized over the contractual term of the loan as an adjustment of the related loan’s yield using the interest method.

Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.

Non-accrual policy—In common with all classes, past-due financing receivables are receivables for which principal or interest is past-due 30 days or more. Loans whose terms have been modified are not classified as past-due financing receivables if the principals and interests are not past-due 30 days or more in accordance with the modified terms. The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Accrued but uncollected interest is reclassified to investment in direct financing leases or installment loans in the accompanying consolidated balance sheets and becomes subject to the allowance for doubtful receivables and probable loan loss process. Cash repayments received on non-accrual loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual loans and lease receivables when it becomes certain that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and receivables, as evidenced by continual payments from the debtors.

Brokerage commissions and net gains on investment securities—Brokerage commissions and net gains on investment securities are recorded on a trade date basis.

Real estate sales—Revenues from the sales of real estate are recognized when a contract is in place, a closing has taken place, the buyer’s initial and continuing investment is adequate to demonstrate a commitment to pay for the property and the Company and its subsidiaries do not have a substantial continuing involvement in the property.

(f) Insurance premiums and expenses

Premium income from life insurance policies is recognized as earned premiums when due.

Life insurance benefits are recorded as expenses when they are incurred. Policy liabilities for future policy benefits are established using the net level premium method, based on actuarial estimates of the amount of future policyholder benefits. The policies are characterized as long-duration policies and mainly consist of whole life, term life, endowments, and medical insurance. Computation of policy liabilities necessarily includes assumptions about mortality, morbidity, lapse rates, future yields on related investments and other factors applicable at the time the policies are written. The Company’s life insurance subsidiary continually evaluates the potential for changes in the estimates and assumptions applied in determining policy liabilities, both positive and negative, and uses the results of these evaluations both to adjust recorded liabilities and to adjust underwriting criteria and product offerings.

ASC 944 (“Financial Services—Insurance”) requires insurance companies to defer certain costs associated with writing insurances, or deferred policy acquisition costs, and amortize them over the respective policy periods in proportion to anticipated premium revenue. These deferred policy acquisition costs are the costs related to the acquisition of new and renewal insurance policies and consist primarily of first-year commissions in excess of recurring policy maintenance costs and certain variable costs and expenses for underwriting policies (see (ag) regarding deferred policy acquisition costs).

(g) Allowance for doubtful receivables on direct financing leases and probable loan losses

The allowance for doubtful receivables on direct financing leases and probable loan losses is maintained at a level which, in the judgment of management, is appropriate to provide for probable losses inherent in lease and loan portfolios. The allowance is increased by provision charged to income and is decreased by charge-offs, net of recoveries.

Developing the allowance for doubtful receivables on direct financing leases and probable loan losses is subject to numerous estimates and judgments. In evaluating the adequacy of the allowance, management considers various factors, including the business characteristics and financial conditions of the obligors, current economic conditions and trends, prior charge-off experience, current delinquencies and delinquency trends, future cash flows expected to be received from the direct financing leases and loans and value of underlying collateral and guarantees. Impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-impaired loans, including loans that are not individually evaluated for impairment, and direct financing leases, the Company and its subsidiaries evaluate prior charge-off experience segmented by the debtors’ industries and the purpose of the loans, and then develop the allowance for doubtful receivables on direct financing leases and probable loan losses considering the prior charge-off experience and current economic conditions.

The Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal considering debtors’ creditworthiness and the liquidation status of collateral.

(h) Impairment of long-lived assets

The Company and its subsidiaries have followed ASC 360-10 (“Property, Plant, and Equipment—Impairment or Disposal of Long-Lived Assets”). Under ASC 360-10, long-lived assets to be held and used in operations, including tangible assets and intangible assets being amortized, consisting primarily of office building, condominiums, golf courses and other operating assets, shall be tested for recoverability whenever events or changes in circumstances indicate that the assets might be impaired. When the undiscounted future cash flows estimated to be generated by those assets are less than the carrying amount of those assets, the net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount. The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

(i) Investment in securities

Trading securities are reported at fair value with unrealized gains and losses included in income.

Available-for-sale securities are reported at fair value, and unrealized gains or losses are recorded in accumulated other comprehensive income (loss), net of applicable income taxes.

Held-to-maturity securities are recorded at amortized cost.

Other securities are recorded at cost or carrying value that reflects equity income and loss based on the Company’s share.

For available-for-sale securities, the Company and its subsidiaries generally recognize losses related to equity securities for which the fair value has been significantly below the acquisition cost (or current carrying value if an adjustment has been made in the past) for more than six months. Also, the Company and its subsidiaries charge against income losses related to equity securities in situations where, even though the fair value has not remained significantly below the carrying value for six months, the decline in the fair value of an equity security is based on the issuer’s specific economic conditions and not just general declines in the related market and where it is considered unlikely that the fair value of the equity security will recover within six months.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about the collectibility. The Company and its subsidiaries do not consider that an other-than-temporary impairment for a debt security has occurred if (1) the Company and its subsidiaries do not intend to sell the debt security, (2) it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis and (3) the present value of estimated cash flows will fully cover the amortized cost of the security. On the other hand, the Company and its subsidiaries consider that an other-than-temporary impairment has occurred if (1) the Company and its subsidiaries intend to sell the debt security, (2) it is more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis or (3) the present value of estimated cash flows will not fully cover the amortized cost of the security. For the debt security for which an other-than-temporary impairment is considered to have occurred, the Company and its subsidiaries recognize the entire difference between the amortized cost and the fair value in earnings if the Company and its subsidiaries intend to sell the debt security or it is more likely than not that the Company and its subsidiary will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss. On the other hand, if the Company and its subsidiaries do not intend to sell the debt security and it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss, the Company and its subsidiaries separate the difference between the amortized cost and the fair value of the debt securities into the credit loss component and the non-credit loss component. The credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes.

For other securities, the Company and its subsidiaries reduce the carrying value of other security to the fair value and charge against income losses related to other securities in situations where it is considered that the decline in the value of other security is other than temporary.

(j) Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if, based on the weight of available evidence, it is “more likely than not” that some portion or all of the deferred tax asset will not be realized.

The Company and its subsidiaries have followed ASC 740 (“Income Taxes”). According to ASC 740, the Company and its subsidiaries recognize the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon tax examination, including resolution of any related appeals or litigation processes, and measure the tax position that meets the recognition threshold at the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement with the taxing authority. The Company and its subsidiaries classify penalties and interest expense related to income taxes as part of provision for income taxes in the consolidated statements of income.

Effective for the fiscal year ended March 31, 2012, the Company and certain consolidated subsidiaries have elected to file a consolidated tax return.

(k) Securitized assets

The Company and its subsidiaries have securitized and sold to investors certain lease receivables, loan receivables and investment in securities. In the securitization process, the assets to be securitized (“the assets”) are sold to trusts and special-purpose entities that issue asset-backed beneficial interests and securities to the investors.

Until the end of the fiscal year 2010 (March 31, 2010), certain trusts and special-purpose entities that met the conditions of qualifying special-purpose entities (“QSPEs”) were not consolidated under the previous consolidation guidance for variable interest entities (“VIEs”) and the Company and its subsidiaries had accounted for those securitization transactions in which the financial assets were transferred to QSPEs as a sale when control over the transferred assets was surrendered. When the Company and its subsidiaries sold the assets in a securitization transaction, the carrying value of the assets was allocated to the portion sold and the portion that continued to be held, based on relative fair values. The Company and its subsidiaries recognized gains or losses for the difference between the net proceeds received and the allocated carrying value of the assets sold. Any gain or loss from a securitization transaction was recorded as revenue of direct financing leases, interest on loans and investment securities, or brokerage commissions and net gains on investment securities. Interests that continued to be held included senior interests, subordinated interests and cash reserve account. Interests that continued to be held were initially recorded at the allocated carrying value of the assets based on their respective fair values and were periodically reviewed for impairment. For an interest that continued to be held for which the fair value was less than the amortized cost basis amounts, we estimated the present value of cash flows expected to be collected from the interest and compared it with the amortized cost basis of the interest to determine whether a credit loss existed. If, based on current information and events, we determined a credit loss existed for that interest, an other-than-temporary impairment was considered to have occurred. We wrote down that interest to fair value with the credit loss component of the impairment recognized in earnings and the noncredit component recorded in other comprehensive income (loss), unless we intended to sell that interest or more likely than not would be required to sell that interest before recovery of its amortized cost basis less any current-period credit loss, in which case the entire impairment loss would be charged to earnings. Fair values of interests that continued to be held were estimated by determining the present value of future expected cash flows based on management’s estimates of key assumptions, including expected credit loss rate, discount rate and prepayment rate.

From April 1, 2010, the Company and its subsidiaries have adopted Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), which removed the exemption from consolidation previously given to QSPEs and any SPEs for securitizing financial assets have become subject to the consolidation rule for VIEs. As a result, trusts or SPEs used in securitization transactions including those that were previously considered to be QSPEs of which the Company and its subsidiaries are the primary beneficiary have been consolidated, and the transfers of the financial assets to those consolidated trusts and SPEs are not accounted for as sales. Assets held by consolidated trusts or consolidated SPEs continue to be accounted for as direct financing lease receivables, loan receivable and investment securities, as they were before the transfer, and asset-backed beneficial interests and securities issued to the investors are accounted for as debt. In case the Company and its subsidiaries have transferred financial assets to a transferee which is not subject to consolidation, the Company and its subsidiaries account for the transfer as a sale when control over the transferred assets is surrendered.

A certain subsidiary originates and sells loans into the secondary market, while retaining the obligation to service those loans. In addition, it undertakes obligations to service loans originated by others. The subsidiary recognizes servicing assets if it expects the benefit of servicing to more than adequately compensate it for performing the servicing or recognizes servicing liabilities if it expects the benefit of servicing to less than adequately compensate it. These servicing assets and liabilities are initially recognized at fair value and subsequently accounted for using the amortization method whereby the assets and liabilities are amortized in proportion to and over the period of estimated net servicing income or net servicing loss. On a quarterly basis, servicing assets and liabilities are evaluated for impairment or increased obligations. The fair value of servicing assets and liabilities is estimated using an internal valuation model, or by obtaining an opinion of value from an independent third-party vendor. Both methods are based on calculating the present value of estimated future net servicing cash flows, taking into consideration discount rates, prepayments, and servicing costs. The internal valuation model is validated at least semiannually through third-party valuations.

(l) Derivative financial instruments

The Company and its subsidiaries apply ASC 815 (“Derivatives and Hedging”) and all derivatives held by the Company and its subsidiaries are recognized on the consolidated balance sheets at fair value. The accounting treatment of subsequent changes in their fair value depends on their use, and whether they qualify as effective “hedges” for accounting purposes. Derivatives that are not hedges must be adjusted to fair value through the consolidated statements of income. If a derivative is a hedge, then depending on its nature, changes in its fair value will be either offset against change in the fair value of hedged assets or liabilities through the consolidated statements of income, or recorded in other comprehensive income (loss).

If a derivative is held as a hedge of the variability of fair value related to a recognized asset or liability or an unrecognized firm commitment (“fair value” hedge), changes in the fair value of the derivative are recorded in earnings along with the changes in the fair value of the hedged item.

If a derivative is held as a hedge of the variability of cash flows related to a forecasted transaction or a recognized asset or liability (“cash flow” hedge), changes in the fair value of the derivative are recorded in other comprehensive income (loss) to the extent that the derivative is effective as a hedge, until earnings are affected by the variability in cash flows of the designated hedged item.

If a derivative is held as a hedge of a foreign-currency fair-value or cash-flow hedge (“foreign currency” hedge), changes in the fair value of the derivative are recorded in either earnings or other comprehensive income (loss), depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge. However, if a derivative is used as a hedge of a net investment in a foreign operation, changes in its fair value, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within other comprehensive income (loss).

Changes in the fair value of a derivative, which is not held as a hedge, such as those held for trading use, or the ineffective portion of the change in fair value of a derivative that qualifies as a hedge, are recorded in earnings.

For all hedging relationships, at inception the Company and its subsidiaries formally document the details of the hedging relationship and hedged activity. The Company and its subsidiaries also formally assess, both at the hedge’s inception and on an ongoing basis, the effectiveness of the hedge relationship. The Company and its subsidiaries cease hedge accounting prospectively when the derivative no longer qualifies for hedge accounting.

(m) Pension plans

The Company and certain subsidiaries have contributory and non-contributory pension plans covering substantially all of their employees. The Company and its subsidiaries apply ASC 715 (“Compensation—Retirement Benefits”), and the costs of pension plans are accrued based on amounts determined using actuarial methods under the assumptions of discount rate, rate of increase in compensation level, expected long-term rate of return on plan assets and others.

The Company and its subsidiaries also recognize the funded status of pension plans, measured as the difference between the fair value of plan assets and the benefit obligation, on the consolidated balance sheet. Changes in that funded status are recognized in the year in which the changes occur through other comprehensive income (loss), net of applicable income taxes.

(n) Stock-based compensation

The Company and its subsidiaries apply ASC 718 (“Compensation—Stock Compensation”). ASC 718 requires, with limited exception, that the cost of employee services received in exchange for an award of equity instruments be measured based on the grant-date fair value. The costs are recognized over the requisite employee service period.

(o) Stock splits

Stock splits implemented prior to October 1, 2001 had been accounted for by transferring an amount equivalent to the par value of the shares from additional paid-in capital to common stock as required by the Japanese Commercial Code (the “Code”) before amendment. However, no such reclassification was made for stock splits when common stock already included a portion of the proceeds from shares issued at a price in excess of par value. This method of accounting was in conformity with accounting principles generally accepted in Japan.

As a result of a revision to the Code before amendment effective on October 1, 2001 and the Companies Act implemented on May 1, 2006, the above-mentioned method of accounting required by the Code has become unnecessary.

In the United States, stock splits in comparable circumstances are considered to be stock dividends and are accounted for by transferring from retained earnings to common stock and additional paid-in capital amounts equal to the fair market value of the shares issued. Common stock is increased by the par value of the shares and additional paid-in capital is increased by the excess of the market value over par value of the shares issued. Had such stock splits made prior to October 1, 2001 been accounted for in this manner, additional paid-in capital as of March 31, 2012 would have increased by approximately ¥24,674 million ($300 million), with a corresponding decrease in retained earnings. Total ORIX Corporation shareholders’ equity would remain unchanged. A stock split on May 19, 2000 was excluded from the above amounts because the stock split was not considered to be a stock dividend under U.S. GAAP.

(p) Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits placed with banks and short-term highly liquid investments with original maturities of three months or less.

(q) Restricted cash

Restricted cash consists of deposits related to servicing agreements, deposits collected on behalf of the customers and applied to non-recourse loans, trust accounts under securitization programs and others.

(r) Other operating assets

Other operating assets consist primarily of operating facilities (including golf courses, hotels and training facilities and senior housing), which are stated at cost less accumulated depreciation, and depreciation is calculated mainly on a straight-line basis over the estimated useful lives of the assets. Depreciation expenses in fiscal 2010, 2011 and 2012 are ¥6,164 million, ¥6,857 million and ¥6,606 million ($80 million), respectively. Accumulated depreciation was ¥34,739 million and ¥37,765 million ($459 million) as of March 31, 2011 and 2012, respectively. Estimated useful lives range up to 50 years for buildings, up to 60 years for land improvement and up to 22 years for others.

(s) Other receivables

Other receivables include primarily payments made on behalf of lessees for property tax, maintenance fees and insurance premiums in relation to direct financing lease contracts, accounts receivables in relation to sales of assets to be leased, residential condominiums and other assets, and derivative assets.

(t) Inventories

Inventories consist primarily of advance and/or progress payments for development of residential condominiums for sale and completed residential condominiums (including completed residential condominiums waiting to be delivered to buyers under the contracts for sale). Advance and/or progress payments for development of residential condominiums for sale are carried at cost less any impairment losses and finished goods (including completed residential condominiums) are stated at the lower of cost or market. As of March 31, 2011 and 2012, advance and/or progress payments were ¥96,197 million and ¥69,816 million ($849 million), respectively, and finished goods were ¥12,213 million and ¥9,838 million ($120 million), respectively.

Certain subsidiaries recorded ¥7,115 million, ¥9,844 million and ¥4,039 million ($49 million) of write-downs principally for advance and/or progress payments for development of residential condominiums for sale for fiscal 2010, 2011 and 2012, resulting from an increase in development costs and/or a decrease in expected sales price. These write-downs were recorded in costs of real estate sales and included in the Real Estate segment.

(u) Office facilities

Office facilities are stated at cost less accumulated depreciation. Depreciation is calculated on a declining-balance basis or straight-line basis over the estimated useful lives of the assets. Depreciation expenses in fiscal 2010, 2011 and 2012 are ¥3,120 million, ¥2,857 million and ¥3,228 million ($39 million), respectively. Accumulated depreciation was ¥39,057 million and ¥39,492 million ($480 million) as of March 31, 2011 and 2012, respectively. Estimated useful lives range up to 62 years for buildings and fixtures and up to 20 years for machinery and equipment.

(v) Other assets

Other assets consist primarily of the excess of purchase prices over the net assets acquired in acquisitions (goodwill) and other intangible assets (see (w)), deferred insurance policy acquisition costs which are amortized over the contract periods, leasehold deposits, advance payments made in relation to purchases of assets to be leased and to construction of real estate for operating lease, and deferred tax assets.

(w) Goodwill and other intangible assets

The Company and its subsidiaries have followed ASC 805 (“Business Combinations”) and ASC 350 (“Intangibles—Goodwill and Other”). ASC 805 requires that all business combinations be accounted for using the acquisition method. ASC 805 also requires that intangible assets acquired in a business combination be recognized apart from goodwill if the intangible assets meet one of two criteria—either the contractual-legal criterion or the separability criterion.

ASC 350 establishes how intangible assets (other than those acquired in a business combination) should be accounted for upon acquisition. It also addresses how goodwill and other intangible assets should be accounted for subsequent to their acquisition. Both goodwill and intangible assets that have indefinite useful lives are not amortized but tested at least annually for impairment. Additionally, if events or changes in circumstances indicate that the asset might be impaired, we test for impairment when such events or changes occur. The Company and its subsidiaries adopted Accounting Standards Update 2011-08 (“Testing Goodwill for Impairment”—ASC 350 (“Intangibles—Goodwill and Other”)) from the fiscal year ended March 31, 2012. According to ASU 2011-08, the Company and its subsidiaries perform a qualitative assessment before determining whether to calculate the fair value of a reporting unit under the first step of the two-step goodwill impairment test. If, after assessing the totality of events or circumstances, it is determined that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then the Company and/or subsidiaries do not perform the two-step impairment test. However, if the Company and/or subsidiaries conclude otherwise, the Company and/or subsidiaries perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. If the fair value of the reporting unit falls below its carrying amount, then the Company and/or subsidiaries perform the second step of the goodwill impairment test by comparing the fair value of goodwill with its carrying amount. If the carrying amount of goodwill exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The Company and its subsidiaries test the goodwill either at the operating segment level or one level below the operating segments.

Intangible assets with finite lives are amortized over their useful lives and tested for impairment in accordance with ASC 360-10 (“Property, Plant, and Equipment—Impairment or Disposal of Long-Lived Assets”).

(x) Trade notes, accounts payable and other liabilities

Trade notes, accounts payable and other liabilities include accounts payables, guarantee liabilities, and derivative liabilities.

(y) Capitalization of interest costs

The Company and its subsidiaries capitalized interest costs of ¥2,810 million, ¥3,646 million and ¥2,395 million ($29 million) in fiscal 2010, 2011 and 2012, respectively, related to specific long-term development projects.

(z) Advertising

The costs of advertising are expensed as incurred. The total amounts charged to advertising expense in fiscal 2010, 2011 and 2012 are ¥6,870 million, ¥6,165 million and ¥5,888 million ($72 million), respectively.

(aa) Discontinued operations

The Company and its subsidiaries have followed ASC 205-20 (“Presentation of Financial Statements—Discontinued Operations”). Under ASC 205-20, the scope of discontinued operations includes the operating results of any component of an entity with its own identifiable operations and cash flow and in which operations the Company and its subsidiaries will not have significant continuing involvement. Included in reported discontinued operations are the operating results of operations for the subsidiaries, the business units and certain properties sold or to be disposed of by sale without significant continuing involvements, which results of operations for prior periods presented have also been reclassified as discontinued operations in the accompanying consolidated statements of income.

(ab) Financial statements presentation in U.S. dollars

The translations of the Japanese yen amounts into U.S. dollars are included solely for the convenience of the readers, using the prevailing exchange rate at March 31, 2012, which was ¥82.19 to $1.00. The convenience translations should not be construed as representations that the Japanese yen amounts have been, could have been, or could in the future be, converted into U.S. dollars at this or any other rate of exchange.

(ac) Earnings per share

Basic earnings per share is computed by dividing income attributable to ORIX Corporation from continuing operations and net income attributable to ORIX Corporation by the weighted average number of shares of common stock outstanding in each period and diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Earnings per share is adjusted for any stock splits and stock dividends retroactively.

Furthermore, the Company and its subsidiaries apply ASC 260-10-45-43 to 44 (“Earnings Per Share—Contingently Convertible Instruments”) to Liquid Yield Option Notes™.

(ad) Partial sale and additional acquisition of the parent’s ownership interest in subsidiaries

A partial sale and an additional acquisition of the parent’s ownership interest in subsidiaries where the parent continues to retain control of that subsidiary are accounted for as equity transactions. On the other hand, in a transaction that results in the loss of control, the gain or loss recognized in income includes the realized gain or loss related to the portion of ownership interest sold and the gain or loss on the remeasurement to fair value of the interest retained.

(ae) Redeemable noncontrolling interests

Noncontrolling interest in certain subsidiaries are subject to call and put rights upon certain shareholder events. As redemption of the noncontrolling interest is not solely in the control of the subsidiary, it is recorded between Liabilities and Equity on the consolidated balance sheets at its estimated redemption value in accordance with provisions including EITF Topic No. D-98 (ASC 480-10-s99-3A) (“Classification and Measurement of Redeemable Securities”).

(af) Issuance of stock by an affiliate

When an affiliate issues stocks to unrelated third parties, the Company and its subsidiaries’ ownership interest in the affiliate decreases. In the event that the price per share is more or less than the Company and its subsidiaries’ average carrying amount per share, the Company and its subsidiaries adjust the carrying amount of its investment in the affiliate and recognize gain or loss in the consolidated statements of income in the year in which the change in ownership interest occurs.

(ag) New accounting pronouncements

In June 2009, FASB Statement No. 166 (“Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140”), which was codified by Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), was issued. This Update removes the concept of a qualifying special-purpose entity and removes the exception from applying ASC 810-10 (“Consolidation-Variable Interest Entities”) to variable interest entities that are qualifying special-purpose entities. This Update also modifies the financial-components approach used in ASC 860 and limits the circumstances in which a transferor derecognizes a portion or component of a financial asset.

Furthermore, in June 2009, FASB Statement No. 167 (“Amendment of FASB Interpretation No. 46(R)” (“FIN 46(R)”)), which was codified by Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)), was issued. This Update requires an enterprise to perform qualitative analysis to identify the primary beneficiary. An enterprise that has both of the following characteristics is considered to be the primary beneficiary who shall consolidate a variable interest entity:

•	The power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance

•

The obligation to absorb losses of the entity that could potentially be significant to the variable interest entity or the right to receive benefits from the entity that could potentially be significant to the variable interest entity.

Additionally, this Update requires ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity.

These Updates are effective as of the beginning of the fiscal year that begins after November 15, 2009, for interim periods within that fiscal year, and for fiscal years and interim periods thereafter. The Company and its subsidiaries adopted these Updates on April 1, 2010. The effects of adopting these Updates on the Company and its subsidiaries’ financial conditions at the initial adoption date was an increase of ¥1,147 billion on total assets, an increase of ¥1,169 billion on total liabilities and a decrease of ¥22 billion on retained earnings, net of tax, respectively, in the consolidated balance sheets.

In January 2010, Accounting Standards Update 2010-06 (“Improving Disclosures about Fair Value Measurements”—ASC 820 (“Fair Value Measurements and Disclosures”)) was issued. This Update improves existing disclosures and adds new disclosures. The Company and its subsidiaries adopted certain disclosure requirements in the roll forward of activity in Level 3 fair value measurements on April 1, 2011. The Company and its subsidiaries already adopted the other disclosure requirements in the period ended March 31, 2010. The adoption did not have a material effect on the Company and its subsidiaries’ results of operation or financial position.

In July 2010, Accounting Standards Update 2010-20 (“Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”—ASC 310 (“Receivables”)) was issued. This Update enhances disclosures about the credit quality of financing receivables and the allowance for credit losses, by requiring an entity to provide disaggregated information by portfolio segment or class of financing receivables, credit quality indicators, past due information, and information about modifications of its financing receivables, and other information. This Update requires the disclosures as of the end of a reporting period, and the disclosures about activity that occurs during a reporting period. The Company and its subsidiaries adopted the period-end disclosure requirements for the period ended December 31, 2010, and the activity disclosure requirements for the period beginning on April 1, 2011, respectively. This Update only relates to certain disclosure requirements and its adoption had no effect on the Company and its subsidiaries’ results of operations or financial position. In April 2011, Accounting Standards Update 2011-02 (“A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring”—ASC 310 (“Receivables”)) was issued. This Update clarifies the guidance on a creditor’s evaluation of whether a restructuring constitutes a troubled debt restructuring. Additionally, this Update requires entities to disclose certain information about troubled debt restructuring, which was deferred by the adoption of Accounting Standards Update 2011-01 (“Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No.2010-20”—ASC 310 (“Receivables”)). The Company and its subsidiaries adopted this Update on July 1, 2011 and applied the amendments in this Update retrospectively to restructurings that occurred on or after April 1, 2011. The adoption did not have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In October 2010, Accounting Standards Update 2010-26 (“Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts”—ASC 944 (“Financial Services—Insurance”)) was issued. This Update modifies the current definition of the types of costs relating to the acquisition of new and renewal insurance contracts that can be deferred as deferred policy acquisition costs, and specifies that only certain costs related directly to the successful acquisition of new or renewal insurance contracts should be deferred. In accordance with the amendment in this Update, the advertising cost which does not meet certain capitalization criteria, and the cost relating to unsuccessful contract acquisition should be charged to expense as incurred. The Update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011 and should be applied prospectively. Retrospective application to all prior periods presented upon the date of adoption is permitted. Upon initial adoption of this Update on April 1, 2012, the Company intends to retrospectively apply the Update to prior periods financial statements and estimates that the effect of the retrospective adoption on the financial position at the initial adoption date would be a decrease of approximately ¥22 billion in other assets and a decrease of approximately ¥15.4 billion in retained earnings, net of tax, in the consolidated balance sheets.

In December 2010, Accounting Standards Update 2010-28 (“When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”—ASC 350 (“Goodwill and Other”)) was issued. This Update modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For these reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. Any resulting goodwill impairment should be recorded as a cumulative effect adjustment to beginning retained earnings in the period of adoption. Any goodwill impairments occurring after the initial adoption of the Update should be included in earnings. The Company and its subsidiaries adopted this Update on April 1, 2011. The adoption did not have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In December 2010, Accounting Standards Update 2010-29 (“Disclosure of Supplementary Pro Forma Information for Business Combinations”—ASC 805 (“Business Combinations”)) was issued. This Update specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The Company and its subsidiaries adopted this Update on April 1, 2011. This Update only relates to certain disclosure requirements and its adoption had no effect on the Company and its subsidiaries’ results of operations or financial position.

In May 2011, Accounting Standards Update 2011-04 (“Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”—ASC 820 (“Fair Value Measurement”)) was issued. This Update is intended to result in a consistent definition of fair value and common requirements for measuring fair value and for disclosures about fair value between U.S. GAAP and IFRSs. Consequently, this Update changes some fair value measurement principles and enhances the disclosure requirements. The Company and its subsidiaries adopted this Update on January 1, 2012.The adoption did not have a significant effect on the Company and its subsidiaries’ results of operations or financial position.

In June 2011, Accounting Standards Update 2011-05 (“Presentation of Comprehensive Income”—ASC 220 (“Comprehensive Income”)) was issued. Under this Update, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The Update does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Update does not change the option for an entity to present components of other comprehensive income either net of related tax effects or before related tax effects. The Update does not affect how earnings per share is calculated or presented. In December 2011, Accounting Standards Update 2011-12 (Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No.2011-05) was issued. This Update defers the effective date for certain amendments in Accounting Standards Update 2011-05 which require an entity to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income. These Updates are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. Early adoption is permitted. These Updates only relate to certain disclosure requirements and their adoption will have no effect on the Company and its subsidiaries’ results of operations or financial position.

In September 2011, Accounting Standards Update 2011-08 (“Testing Goodwill for Impairment”—ASC 350 (“Intangibles—Goodwill and Other”)) was issued. This Update permits an entity to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount including goodwill before performing the two-step goodwill impairment test. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is not required. The Company and its subsidiaries adopted this Update in the period ended March 31, 2012.The adoption of this Update did not have a significant effect on the Company and its subsidiaries’ results of operations or financial position.

In December 2011, Accounting Standards Update 2011-10 (“Derecognition of in Substance Real Estate—a Scope Clarification”—ASC 360 (“Property, Plant, and Equipment”)) was issued. This Update is intended to resolve the diversity in practice and clarifies that when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s non-recourse debt, the reporting entity should apply the guidance in ASC 360-20 (“Property, Plant, and Equipment—Real Estate Sales”) to determine whether it should derecognize the in substance real estate. The Update is effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early application is permitted. Generally, the effect of adopting this Update on the Company and its subsidiaries’ results of operations or financial position will depend on future transactions.

In December 2011, Accounting Standards Update 2011-11 (“Disclosures about Offsetting Assets and Liabilities”—ASC 210 (“Balance Sheet”)) was issued. This Update requires all entities that have financial instruments and derivative instruments that are either offset in the balance sheet or subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements. The Update is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The Update only relates to certain disclosure requirements and its adoption will have no effect on the Company and its subsidiaries’ results of operations or financial position.

(ah) Reclassifications

Certain amounts in fiscal 2010 and 2011 consolidated financial statements have been reclassified to conform to fiscal 2012 presentation.

Fair Value Measurements	12 Months Ended
Mar. 31, 2012
Fair Value Measurements

2. Fair Value Measurements

The Company and its subsidiaries apply ASC 820-10 (“Fair Value Measurement”). This Codification Section defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

This Codification Section classifies and prioritizes inputs used in valuation techniques to measure fair value into the following three levels:

Level 1—Inputs of quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2—Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3—Unobservable inputs for the assets or liabilities.

This Codification Section differentiates between those assets and liabilities required to be carried at fair value at every reporting period (recurring) and those assets and liabilities that are only required to be adjusted to fair value under certain circumstances (nonrecurring). The Company and its subsidiaries measure mainly loans held for sale, trading securities, available-for-sale securities, certain investment funds and derivatives at fair value on a recurring basis.

The following table presents recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2011 and March 31, 2012:

	March 31, 2011
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Trading securities	¥71,991	¥763	¥71,228	¥0
Available-for-sale securities	883,410	74,914	492,820	315,676
Japanese and foreign government bond securities	169,345	19,995	149,350	0
Japanese prefectural and foreign municipal bond securities	34,968	0	34,968	0
Corporate debt securities	292,032	0	289,459	2,573
Specified bonds issued by SPEs in Japan	222,314	0	0	222,314
CMBS and RMBS in the U.S., and other asset-backed securities	87,874	0	2,591	85,283
Other debt securities	5,506	0	0	5,506
Equity securities	71,371	54,919	16,452	0
Other securities	10,023	0	10,023	0
Investment funds	10,023	0	10,023	0
Derivative assets	22,985	1,306	18,497	3,182
Interest rate swap agreements	2,070	0	2,070	0
Options held/written, caps held and other	3,467	0	333	3,134
Futures, foreign exchange contracts	2,633	1,306	1,327	0
Foreign currency swap agreements	14,766	0	14,766	0
Credit derivatives held/written	49	0	1	48

	¥988,409	¥76,983	¥592,568	¥318,858

Financial Liabilities:
Derivative liabilities	¥42,076	¥977	¥40,863	¥236
Interest rate swap agreements	1,320	0	1,320	0
Options held/written, caps held and other	2,071	0	2,071	0
Futures, foreign exchange contracts	4,968	977	3,991	0
Foreign currency swap agreements	33,481	0	33,481	0
Credit derivatives held/written	236	0	0	236

	¥42,076	¥977	¥40,863	¥236

	March 31, 2012
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*	¥19,397	¥0	¥19,397	¥0
Trading securities	12,817	384	12,433	0
Available-for-sale securities	886,487	173,056	469,776	243,655
Japanese and foreign government bond securities	220,915	105,353	115,562	0
Japanese prefectural and foreign municipal bond securities	57,359	33	57,326	0
Corporate debt securities	280,222	0	277,310	2,912
Specified bonds issued by SPEs in Japan	139,152	0	0	139,152
CMBS and RMBS in the U.S., and other asset-backed securities	95,328	0	2,147	93,181
Other debt securities	8,410	0	0	8,410
Equity securities	85,101	67,670	17,431	0
Other securities	5,178	0	5,178	0
Investment funds	5,178	0	5,178	0
Derivative assets	17,212	649	11,270	5,293
Interest rate swap agreements	4,624	0	4,624	0
Options held/written, caps held and other	5,924	0	631	5,293
Futures, foreign exchange contracts	1,027	649	378	0
Foreign currency swap agreements	5,540	0	5,540	0
Credit derivatives held	97	0	97	0

	¥941,091	¥174,089	¥518,054	¥248,948

Financial Liabilities:
Derivative liabilities	¥16,659	¥412	¥16,247	¥0
Interest rate swap agreements	1,277	0	1,277	0
Options held/written, caps held and other	4,430	0	4,430	0
Futures, foreign exchange contracts	5,497	412	5,085	0
Foreign currency swap agreements	5,432	0	5,432	0
Credit derivatives held	23	0	23	0

	¥16,659	¥412	¥16,247	¥0

	March 31, 2012
	Millions of U.S. dollars
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*	$236	$0	$236	$0
Trading securities	156	5	151	0
Available-for-sale securities	10,786	2,105	5,716	2,965
Japanese and foreign government bond securities	2,688	1,282	1,406	0
Japanese prefectural and foreign municipal bond securities	698	0	698	0
Corporate debt securities	3,410	0	3,374	36
Specified bonds issued by SPEs in Japan	1,693	0	0	1,693
CMBS and RMBS in the U.S., and other asset-backed securities	1,160	0	26	1,134
Other debt securities	102	0	0	102
Equity securities	1,035	823	212	0
Other securities	63	0	63	0
Investment funds	63	0	63	0
Derivative assets	209	8	137	64
Interest rate swap agreements	56	0	56	0
Options held/written, caps held and other	72	0	8	64
Futures, foreign exchange contracts	13	8	5	0
Foreign currency swap agreements	67	0	67	0
Credit derivatives held	1	0	1	0

	$11,450	$2,118	$6,303	$3,029

Financial Liabilities:
Derivative liabilities	$202	$5	$197	$0
Interest rate swap agreements	15	0	15	0
Options held/written, caps held and other	54	0	54	0
Futures, foreign exchange contracts	67	5	62	0
Foreign currency swap agreements	66	0	66	0
Credit derivatives held	0	0	0	0

	$202	$5	$197	$0

*	A subsidiary elected the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) on the loans held for sale originated on and after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in other operating revenues in the consolidated statements of income are gains from the change in the fair value of the loans of ¥1,024 million ($12 million), for the fiscal year ended March 31, 2012. No gains or losses were recognized in earnings during the fiscal year ended March 31, 2012 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2012, are ¥18,326 million ($223 million) and ¥19,397 million ($236 million), respectively, and the aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥1,071 million ($13 million). There are no loans that are 90 days or more past due, in non-accrual status, or both.

Changes in economic conditions or valuation methodologies may require the transfer of assets and liabilities from one fair value level to another. In such instances, the Company and its subsidiaries recognize the transfer at the beginning of quarter during which the transfers occur. The Company and its subsidiaries evaluate the significance of transfers between levels based upon size of the transfer relative to total assets, total liabilities or total earnings. For the year ended March 31, 2011 and for the nine months ended December 31, 2011, there were no significant transfers between Level 1 and Level 2. For the three months ended March 31, 2012, there were no transfers between Level 1 and Level 2.

The following table presents the reconciliation of financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during fiscal year 2010, 2011 and 2012:

	2010
	Millions of yen
	Balance at April 1, 2009	Gains or losses (realized/unrealized)			Purchase, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2010	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2010*1
		Included in earnings *1	Included in other comprehensive income*2	Total
Trading securities	¥166	¥0	¥(170)	¥(170)	¥57	¥0	¥53	¥0
Available-for-sale securities	447,859	(9,394)	(519)	(9,913)	(36,997)	855	401,804	(8,691)
Corporate debt securities	10,176	(1,302)	492	(810)	(3,380)	855	6,841	(801)
Specified bonds issued by SPEs in Japan	300,765	(989)	(1,910)	(2,899)	(51,561)	0	246,305	(515)
CMBS and RMBS in the U.S., and other asset-backed securities	131,490	(7,103)	845	(6,258)	17,944	0	143,176	(7,375)
Other debt securities	5,428	0	54	54	0	0	5,482	0
Investment in affiliates	6,954	(6,954)	0	(6,954)	0	0	0	0
Derivative assets and liabilities (net)	668	(175)	0	(175)	0	0	493	(175)
Options held/written, caps held	438	(438)	0	(438)	0	0	0	(438)
Credit derivatives held/written	230	263	0	263	0	0	493	263

	2011
	Millions of yen
	Balance at April 1, 2010	Gains or losses (realized/ unrealized)			Purchase, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2011	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2011*1
		Included in earnings*1	Included in other comprehensive income*2	Total
Trading securities	¥53	¥(26)	¥(2)	¥(28)	¥(25)	¥0	¥0	¥0
Available-for-sale securities	401,804	(6,242)	(3,248)	(9,490)	(33,102)	(43,536)	315,676	(5,848)
Corporate debt securities	6,841	(34)	(83)	(117)	(2,094)	(2,057)	2,573	(72)
Specified bonds issued by SPEs in Japan	246,305	(5,195)	351	(4,844)	(27,076)	7,929	222,314	(5,275)
CMBS and RMBS in the U.S., and other asset-backed securities	143,176	(1,013)	(3,540)	(4,553)	(3,932)	(49,408)	85,283	(501)
Other debt securities	5,482	0	24	24	0	0	5,506	0
Derivative assets and liabilities (net)	493	(206)	0	(206)	0	2,659	2,946	(206)
Options held/written, caps held and other	0	475	0	475	0	2,659	3,134	475
Credit derivatives held/written	493	(681)	0	(681)	0	0	(188)	(681)

	2012
	Millions of yen
	Balance at April 1, 2011	Gains or losses (realized/ unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2012	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2012*1
		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥315,676	¥(1,262)	¥1,443	¥181	¥63,980	¥(18,054)	¥(118,596)	¥468	¥243,655	¥(2,429)
Corporate debt securities	2,573	(18)	108	90	2,549	(431)	(2,337)	468	2,912	(35)
Specified bonds issued by SPEs in Japan	222,314	(3,066)	2,178	(888)	6,668	(9,625)	(79,317)	0	139,152	(3,397)
CMBS and RMBS in the U.S., and other asset-backed securities	85,283	1,822	(1,056)	766	49,072	(7,998)	(33,942)	0	93,181	1,003
Other debt securities	5,506	0	213	213	5,691	0	(3,000)	0	8,410	0
Derivative assets and liabilities (net)	2,946	2,159	0	2,159	0	0	188	0	5,293	2,159
Options held/written, caps held and other	3,134	2,159	0	2,159	0	0	0	0	5,293	2,159
Credit derivatives held/written	(188)	0	0	0	0	0	188	0	0	0

	2012
	Millions of U.S. dollars
	Balance at April 1, 2011	Gains or losses (realized/ unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2012	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2012*1
		Included in earnings*1	Included in other compre- hensive income*2	Total
Available-for-sale securities	$3,841	$(15)	$17	$2	$778	$(220)	$(1,442)	$6	$2,965	$(30)
Corporate debt securities	31	(0)	1	1	31	(5)	(28)	6	36	(0)
Specified bonds issued by SPEs in Japan	2,705	(37)	26	(11)	81	(118)	(964)	0	1,693	(41)
CMBS and RMBS in the U.S., and other asset-backed securities	1,038	22	(13)	9	597	(97)	(413)	0	1,134	11
Other debt securities	67	0	3	3	69	0	(37)	0	102	0
Derivative assets and liabilities (net)	36	26	0	26	0	0	2	0	64	26
Options held/written, caps held and other	38	26	0	26	0	0	0	0	64	26
Credit derivatives held/written	(2)	0	0	0	0	0	2	0	0	0

*1	Principally, gains and losses from trading securities are included in “brokerage commissions and net gains (losses) on investment securities”; available-for-sale securities are included in “write-downs of securities” or “life insurance premiums and related investment income”; investment in affiliates are included in “equity in net income (loss) of affiliates” and derivative assets and liabilities (net) are included in “other operating revenues /expenses,” respectively. Also, for available-for-sale securities, amortization of interest recognized in interest on loans and investment securities are included in these columns.
*2	Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities.”
*3	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.

From April 1, 2010, the Company and its subsidiaries adopted Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), and Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)). As a result, there was an increase of ¥9,225 million in the Level 3 specified bonds issued by SPEs in Japan because these bonds are held by variable interest entities that have become subject to consolidation. On the other hand, there were decreases of ¥49,408 million in the Level 3 CMBS and RMBS in the United States and other asset-backed securities, and decreases of ¥1,296 million in the Level 3 specified bonds issued by SPEs in Japan, respectively, that are held by the Company and its subsidiaries, because these securities were issued by newly consolidated variable interest entities and accordingly have been eliminated in consolidation for the fiscal year ended March 31, 2011.

In fiscal 2012, ¥468 million of Corporate debt securities was transferred from Level 2 to Level 3 due to a certain market becoming inactive. There was no transfer from Level 3 in fiscal 2012.

The following table presents recorded amounts of major assets measured at fair value on a nonrecurring basis as of March 31, 2011 and March 31, 2012. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

	March 31, 2011
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥3,776	¥0	¥0	¥3,776
Loans held for sale	11,439	0	11,439	0
Real estate collateral-dependent loans (net of allowance for probable loan losses)	110,329	0	0	110,329
Investment in operating leases and other operating assets	26,813	0	0	26,813
Land and buildings undeveloped or under construction	30,595	0	0	30,595
Certain investment in affiliates	2,090	236	0	1,854

	¥185,042	¥236	¥11,439	¥173,367

	March 31, 2012
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥9,715	¥0	¥0	¥9,715
Real estate collateral-dependent loans (net of allowance for probable loan losses)	73,319	0	0	73,319
Investment in operating leases and other operating assets	16,159	0	0	16,159
Land and buildings undeveloped or under construction	20,445	0	0	20,445
Certain investment in affiliates	15,660	10,775	0	4,885

	¥135,298	¥10,775	¥0	¥124,523

	March 31, 2012
	Millions of U.S. dollars
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	$118	$0	$0	$118
Real estate collateral-dependent loans (net of allowance for probable loan losses)	892	0	0	892
Investment in operating leases and other operating assets	196	0	0	196
Land and buildings undeveloped or under construction	249	0	0	249
Certain investment in affiliates	191	131	0	60

	$1,646	$131	$0	$1,515

The following is a description of the valuation process and the main valuation methodologies used for assets and liabilities measured at fair value.

Valuation process

The Company and its subsidiaries determine fair value of Level 3 assets and liabilities by using valuation techniques such as internally developed models or using third-party pricing information. Internally developed models include the discounted cash flow methodologies and direct capitalization methodologies. To measure the fair value of the assets and liabilities, the Company and its subsidiaries select the valuation technique which best reflects the nature, characteristics and risks of each asset and liability. The appropriateness of valuation methods and unobservable inputs is verified when measuring fair values of the assets and liabilities by using internally developed models. The Company and its subsidiaries also use third-party pricing information to measure the fair value of certain assets and liabilities. In that case, the Company and its subsidiaries verify the appropriateness of the prices by monitoring available information about the assets and liabilities such as current conditions of the assets or liabilities as well as surrounding market information. When these prices are determined to be able to reflect the nature, characteristics and risks of assets and liabilities reasonably, the Company and its subsidiaries use these prices as fair value of the assets and liabilities.

Loans held for sale

Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held-for-sale. The loans held for sale in the United States are classified as Level 2, because the Company and its subsidiaries measure their fair value based on a market approach using inputs other than quoted prices that are observable for the assets such as treasury rate, swap rate and market spread.

Real estate collateral-dependent loans

The valuation allowance for large balance non-homogeneous loans is individually evaluated based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. According to ASC 820-10 (“Fair Value Measurement”), measurement for impaired loans determined using a present value technique is not considered a fair value measurement. However, measurement for impaired loans determined using the loan’s observable market price or the fair value of the collateral securing the collateral-dependent loans are fair value measurements and are subject to the disclosure requirements for nonrecurring fair value measurements.

The Company and its subsidiaries determine the fair value of the real estate collateral of real estate collateral-dependent loans using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. We generally obtain a new appraisal once a fiscal year. In addition, we periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions, which may materially affect the fair value of the collateral. Real estate collateral-dependent loans whose fair values are estimated using appraisals of the underlying collateral based on these valuation techniques are classified as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates and cap rates as well as future cash flows estimated to be generated from real estate collateral. An increase (decrease) in the discount rate or cap rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of real estate collateral-dependent loans.

Investment in operating leases and other operating assets and Land and buildings undeveloped or under construction

Investment in operating leases measured at fair value is mostly real estate. The Company and its subsidiaries determine the fair value of Investment in operating leases and other operating assets and Land and buildings undeveloped or under construction using appraisals prepared by independent third party appraisers or the Company’s own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flow methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries classified the assets as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates as well as future cash flows estimated to be generated from the assets or projects. An increase (decrease) in the discount rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of operating leases and other operating assets and Land and buildings undeveloped or under construction.

Trading securities, Available-for-sale securities, Unlisted securities and Investment in affiliates

If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models including discounted cash flow methodologies, commonly used option-pricing models and broker quotes. Such securities are classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market. If fair value is based on broker quotes, the Company and its subsidiaries check the validity of received prices based on comparison to prices of other similar assets and market data such as relevant bench mark indices.

The Company and its subsidiaries classified CMBS and RMBS in the United States, as level 3 due to a certain market being inactive. In determining whether a market is active or inactive, the Company and its subsidiaries evaluate various factors such as the lack of recent transactions, price quotations that are not based on current information or vary substantially over time or among market makers, a significant increase in implied risk premium, a wide bid-ask spread, significant decline in new issuances, little or no public information (e.g. a principal-to-principal market) and other factors. With respect to the CMBS and RMBS in the United States, the Company and its subsidiaries judged that there has been increased overall trading activity from previous years but due to the lack of observable trades for older vintage and below investment grade securities we continue to limit the reliance on independent pricing service vendors and brokers. As a result, the Company and its subsidiaries established internally developed pricing models (Level 3 inputs) using valuation techniques such as discounted cash flow methodologies in order to estimate fair value of these securities and classified them as Level 3. Under the models, the Company and its subsidiaries use anticipated cash flows of the security discounted at a risk-adjusted discount rate that incorporates our estimate of credit risk and liquidity risk that a market participant would consider. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. An increase (decrease) in the discount rate or default rate would result in a decrease (increase) in the fair value of CMBS and RMBS in the United States.

The Company and its subsidiaries classified the specified bonds as Level 3 because the Company and its subsidiaries measure their fair value using unobservable inputs. Since the specified bonds do not trade in an open market, no relevant observable market data is available. Accordingly the Company and its subsidiaries use discounted cash flow methodologies that incorporates significant unobservable inputs to measure their fair value. When evaluating the specified bonds issued by SPEs in Japan, the Company and its subsidiaries estimate the fair value by discounting future cash flows using a discount rate based on market interest rates and a risk premium. The future cash flows for the specified bonds issued by the SPEs in Japan are estimated based on contractual principal and interest repayment schedules on each of the specified bond issued by the SPEs in Japan. Since the discount rate is not observable for the specified bonds, the Company and its subsidiaries use an internally developed model to estimate a risk premium considering the value of the real estate collateral (which also involves unobservable inputs in many cases when using valuation techniques such as discounted cash flow methodologies) and the seniority of the bonds. Under the model, the Company and its subsidiaries consider the loan-to-value ratio and other relevant available information to reflect both the credit risk and the liquidity risk in our own estimate of the risk premium. Generally, the higher the loan-to-value ratio, the larger the risk premium the Company and its subsidiaries estimate under the model. The fair value of the specified bonds issued by SPEs in Japan rises when the fair value of the collateral real estate rises and the discount rate declines. The fair value of the specified bonds issued by SPEs in Japan declines when the fair value of the collateral real estate declines and the discount rate rises.

Investment funds

The fair value is based on the net asset value if the investments meet certain requirements that the investees have all of the attributes specified in ASC 946-10 (“Financial Services—Investment Companies”) and the investees calculate the net asset value. These investments are classified as Level 2, because they are not redeemable at the net asset value per share at the measurement date but they are redeemable at the net asset value per share in the near term after the measurement date.

Derivatives

For exchange-traded derivatives, fair value is based on quoted market prices, and accordingly, classified as Level 1. For non-exchange traded derivatives, fair value is based on commonly used models and discounted cash flow methodologies. If the inputs used for these measurements including yield curves and volatilities, are observable, the Company and its subsidiaries classify it as Level 2. If the inputs are not observable, the Company and its subsidiaries classify it as Level 3. These unobservable inputs contain discount rates. An increase (decrease) in the discount rate would result in a decrease (increase) in the fair value of derivatives.

Information about Level 3 Fair Value Measurements

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a recurring basis as of March 31, 2012.

	March 31, 2012
	Millions of yen	Millions of U.S. dollars	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value	Fair Value
Financial Assets:
Available-for-sale securities
Corporate debt securities	¥1,088	$14	Discounted cash flows	Discount rate	2.9% – 7.5%
					(4.9%)

	1,824	22	Appraisals/	—	—
			Broker quotes

Specified bonds issued by SPEs in Japan	118,624	1,443	Discounted cash flows	Discount rate	1.0% – 13.0%
					(4.0%)

	20,528	250	Appraisals/	—	—
			Broker quotes

CMBS and RMBS in the U.S., and other asset-backed securities	63,436	772	Discounted cash flows	Discount rate	2.7% – 44.1%
					(11.2%)
				Probability of	0.0% – 6.1%
				default	(0.9%)

	29,745	362	Appraisals/	—	—
			Broker quotes

Other debt securities	8,410	102	Discounted cash flows	Discount rate	12.5%
					(12.5%)

Derivative assets
Options held/written, caps held and other	5,293	64	Discounted cash flows	Discount rate	10.0% – 15.0%
					(12.0%)

	¥248,948	$3,029

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during the three months ended March 31, 2012.

	March 31, 2012
	Millions of yen	Millions of U.S. dollars	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value	Fair Value
Assets:
Unlisted securities	¥8,814	$107	Discounted cash flows	Discount rate	4.2% – 12.5% (6.5%)
Real estate collateral-dependent loans (net of allowance for probable loan losses)	73,319	892	Discounted cash flows	Discount rate	3.3% – 18.9% (7.9%)
			Direct capitalization	Capitalization rate	5.2% – 29.0% (10.9%)
Investment in operating leases and other operating assets	11,561	141	Discounted cash flows	Discount rate	7.0% – 10.0% (8.2%)
Land and buildings undeveloped or under construction	8,638	105	Discounted cash flows	Discount rate	6.0% (6.0%)
Certain investment in affiliates	4,596	56	Discounted cash flows	Discount rate	5.0% – 8.0% (6.5%)

	¥106,928	$1,301

The Company and its subsidiaries generally use discounted cash flow methodologies or similar internally developed models to determine the fair value of Level 3 assets and liabilities. Use of these techniques requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs as indicated in the preceding table. Accordingly, changes in these unobservable inputs may have a significant impact on the fair value.

Certain of these unobservable inputs will (in isolation) have a directionally consistent impact on the fair value of the asset or liability for a given change in that input. Alternatively, the fair value of the asset or liability may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular asset or liability. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.

For more analysis of the sensitivity of each input, see the description of the valuation process and the main valuation methodologies used for assets and liabilities measured at fair value.

Acquisitions	12 Months Ended
Mar. 31, 2012
Acquisitions

3. Acquisitions

During fiscal 2010, the Company and its subsidiaries acquired entities for a total cost of ¥12,142 million, which was paid in cash. In accordance with the finalization of purchase price allocation during fiscal 2011, the amount of goodwill was adjusted from ¥1,786 million to ¥1,740 million, which is not deductible for income tax calculation purposes and the amount of acquired intangible assets other than goodwill recognized in these transactions was adjusted from ¥0 to ¥140 million. Acquisitions were mainly included in the Real Estate segment.

During fiscal 2011, the Company and its subsidiaries acquired entities for a total cost of ¥64,875 million, which was paid in cash. In accordance with the finalization of purchase price allocation during fiscal 2012, the amount of goodwill was adjusted from ¥29,247 million to ¥28,674 million, which is not deductible for income tax calculation purposes and the amount of acquired intangible assets other than goodwill recognized in these transactions was adjusted from ¥0 to ¥998 million. Acquisitions were mainly included in the Overseas Business segment.

During fiscal 2012, the Company and its subsidiaries acquired entities for a total cost of ¥11,964 million ($146 million), which was paid in cash. Goodwill initially recognized in these transactions amounted to ¥4,024 million ($49 million), which is not deductible for income tax calculation purposes. The Company reflected certain preliminary estimates with respect to the value of the underlying net assets of these entities in determining amounts of the goodwill. The amount of the goodwill and intangible assets other than goodwill could possibly be adjusted upon completion of the purchase price allocation. Acquisitions were mainly included in the Corporate Financial Services segment and the Overseas Business segment.

The segment in which goodwill is allocated is disclosed in Note 13 (“Goodwill and Other Intangible Assets”).

Cash Flow Information	12 Months Ended
Mar. 31, 2012
Cash Flow Information

4. Cash Flow Information

Cash payments during fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Cash payments:
Interest	¥85,801	¥121,253	¥116,271	$1,415
Income taxes	43,927	50,153	49,190	598

As non-cash investing activities, the Company and its subsidiaries assumed ¥27,688 million, ¥142,906 million and ¥38,437 million ($468 million) of liabilities in connection with acquisitions in fiscal 2010, 2011 and 2012, respectively.

Affiliate’s common stocks of ¥26,617 million were exchanged in connection with a sale of subsidiary in 2010. In addition, the Company sold a portion of a subsidiary’s ownership interest and the subsidiary became an equity-method affiliate after the sale during fiscal 2010. As a result, a loan of ¥95,547 million provided to the former subsidiary became a loan to the affiliate, and with the equity investment in the affiliate of ¥25,828 million, the balance of investment in affiliates increased by a total of ¥121,375 million. The sale of the subsidiary’s ownership interest is disclosed in Note 12 “Investment in Affiliates”.

Moreover, real estate under operating leases of ¥83,018 million, ¥59,783 million and ¥90,398 million ($1,100 million) were transferred from installment loans and investment in securities in fiscal 2010, 2011 and 2012, respectively, as a result of real estate collateral acquired from non-recourse loans.

For VIEs that were consolidated as a result of the application of new accounting standards starting from fiscal 2011, see Notes 11 “Variable Interest Entities”.

Investment in Direct Financing Leases	12 Months Ended
Mar. 31, 2012
Investment in Direct Financing Leases

5. Investment in Direct Financing Leases

Investment in direct financing leases at March 31, 2011 and 2012 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Minimum lease payments receivable	¥927,607	¥1,008,720	$12,273
Estimated residual value	39,982	34,240	417
Initial direct costs	6,736	5,847	71
Unearned lease income	(143,472)	(147,921)	(1,800)

	¥830,853	¥900,886	$10,961

Minimum lease payments receivable are due in periodic installments through fiscal 2035. At March 31, 2012, the amounts due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥295,331	$3,593
2014	241,517	2,938
2015	169,191	2,059
2016	110,189	1,341
2017	58,667	714
Thereafter	133,825	1,628

Total	¥1,008,720	$12,273

Gains and losses from the disposition of direct financing lease assets were not significant for fiscal 2010, 2011 and 2012.

Investment in Operating Leases	12 Months Ended
Mar. 31, 2012
Investment in Operating Leases

6. Investment in Operating Leases

Investment in operating leases at March 31, 2011 and 2012 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Transportation equipment	¥624,958	¥624,567	$7,599
Measuring and information-related equipment	176,304	191,313	2,328
Real estate	836,953	858,413	10,444
Other	19,152	18,569	226

	1,657,367	1,692,862	20,597
Accumulated depreciation	(402,697)	(404,818)	(4,925)

Net	1,254,670	1,288,044	15,672
Accrued rental receivables	15,625	21,954	267

	¥1,270,295	¥1,309,998	$15,939

Gains and losses from the disposition of real estate under operating leases are disclosed separately as gains on sales of real estate under operating leases or income from discontinued operations, net in the accompanying consolidated statements of income.

For fiscal 2010, 2011 and 2012, gains on sales of operating lease assets other than real estate are ¥7,552 million, ¥9,968 million and ¥14,721 million ($179 million), respectively, and are included in operating lease revenues.

Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Depreciation expenses	¥137,386	¥134,791	¥137,019	$1,667
Various expenses	52,188	51,949	52,314	637

	¥189,574	¥186,740	¥189,333	$2,304

The operating lease contracts include non-cancelable lease terms that range up to 25 years. The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥147,965	$1,800
2014	94,188	1,146
2015	63,453	772
2016	39,878	485
2017	24,136	294
Thereafter	43,765	533

Total	¥413,385	$5,030

Installment Loans	12 Months Ended
Mar. 31, 2012
Installment Loans

7. Installment Loans

The composition of installment loans by domicile and type of borrower at March 31, 2011 and 2012 is as follows:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Borrowers in Japan:
Consumer—
Housing loans	¥823,974	¥864,764	$10,522
Other	14,317	13,826	168

	838,291	878,590	10,690

Corporate—
Real estate companies	345,078	297,562	3,620
Non-recourse loans	303,640	226,887	2,761
Commercial, industrial and other companies	513,853	503,454	6,125

	1,162,571	1,027,903	12,506

Overseas:
Non-recourse loans	648,933	549,326	6,684
Other	222,034	216,520	2,634

	870,967	765,846	9,318
Purchased loans*	111,335	97,559	1,187

	¥2,983,164	¥2,769,898	$33,701

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).

Generally, installment loans are made under agreements, which require the borrower to provide collateral or guarantors.

At March 31, 2012, the contractual maturities of installment loans except purchased loans for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥844,162	$10,271
2014	435,229	5,295
2015	282,690	3,439
2016	214,919	2,615
2017	124,199	1,511
Thereafter	771,140	9,383

Total	¥2,672,339	$32,514

Included in interest on loans and investment securities in the consolidated statements of income is interest income on loans of ¥114,729 million, ¥152,242 million and ¥132,719 million ($1,615 million) for fiscal 2010, 2011 and 2012, respectively.

Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held for sale and are carried at the lower of cost or market value determined on an individual basis, except loans held for sale for which the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) was elected. A subsidiary elected the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) on its loans held for sale originated on or after October 1, 2011. The subsidiary enters into forward sale agreements to offset the change in the fair value of loans held for sale and the election of the fair value option allows the subsidiary to recognize both the change in the fair value of the loans and the change in the fair value of the forward sale agreements due to changes in interest rates in the same accounting period.

These loans held for sale are included in installment loans and the outstanding balances of these loans as of March 31, 2011 and March 31, 2012 were ¥13,718 million and ¥ 20,145 million ($245 million), respectively. There are ¥19,397 million ($236 million) of loans held for sale as of March 31, 2012, measured at fair value by electing the fair value option.

For loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely, ASC 310-30 (Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality) requires that the investor recognize the excess of the loan’s cash flows expected at acquisition over the investor’s initial investment as interest income on the level-yield basis over the remaining life of the purchased loan (“accretable yield”). ASC 310-30, however, does not prohibit placing loans on non-accrual status subsequent to acquisition, including use of the cost recovery or cash basis methods of income recognition when it is not appropriate to recognize the accretable yield, such as when the investor does not have sufficient information to reasonably estimate cash flows expected to be collected to compute the accretable yield.

Purchased loans acquired by the Company and its subsidiaries are generally characterized by extended period of non-performance by the borrower and it is difficult to reliably estimate the amount, timing, or nature of collections. Because such loans are commonly collateralized by real estate, the Company and its subsidiaries may pursue various approaches to maximizing the return from the collateral, including arrangement of borrower’s negotiated transaction of such collateral before foreclosure, the renovation, refurbishment or the sale of such loans to third parties. Accordingly, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans. The total carrying amounts of these purchased loans were ¥111,335 million and ¥97,559 million ($1,187 million) as of March 31, 2011 and 2012 and the fair value at the acquisition date of purchased loans acquired during fiscal 2011 and 2012 were ¥7,449 million and ¥11,428 million ($139 million), respectively.

When it is probable that the Company and its subsidiaries will be unable to collect all book value, the Company and its subsidiaries consider purchased loans impaired and a valuation allowance for the excess amount of the book value over the estimated recoverable amount of the loans is provided. For most cases, the recoverable amount is estimated based on the collateral value. Purchased loans for which valuation allowances were provided amounted to ¥36,685 million and ¥34,907 million ($425 million) as of March 31, 2011 and 2012.

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Beginning balance	¥9,520	¥12,421	¥17,455	$212
Provision charged to income	3,481	5,261	3,188	39
Charge-offs	(609)	(230)	(793)	(10)
Other*	29	3	(25)	(0)

Ending balance	¥12,421	¥17,455	¥19,825	$241

*	Other includes foreign currency translation adjustments.

The above-mentioned amounts are included in the allowance for doubtful receivables on direct financing leases and probable loan losses (see Note 8).

Credit Quality of Financing Receivables and the Allowance for Credit Losses	12 Months Ended
Mar. 31, 2012
Credit Quality of Financing Receivables and the Allowance for Credit Losses

8. Credit Quality of Financing Receivables and the Allowance for Credit Losses

Changes in the allowance for doubtful receivables on direct financing leases and probable loan losses for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Beginning balance	¥158,544	¥157,523	¥154,150	$1,875
Effect of the application of the new accounting standards*1	0	32,181	0	0
Beginning balance after the application of the new accounting standards	¥158,544	¥189,704	¥154,150	$1,875
Provision charged to income	71,525	31,103	19,215	234
Charge-offs	(60,412)	(61,829)	(38,610)	(470)
Recoveries	2,615	175	2,351	29
Other*2	(14,749)	(5,003)	(518)	(6)

Ending balance	¥157,523	¥154,150	¥136,588	$1,662

*1	This effect results from our application of the new accounting standards for consolidation of VIEs under ASU 2009-16 and ASU 2009-17, effective April 1, 2010.
*2	Other includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of subsidiaries.

The Company and its subsidiaries adopted Accounting Standards Update 2010-20 (“Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”—ASC 310 (“Receivables”)). This Update enhances disclosures about the credit quality of financing receivables and the allowance for credit losses, and requires an entity to provide the following information disaggregated by portfolio segment and class of financing receivable.

Allowance for credit losses—by portfolio segment

Credit quality of financing receivables—by class

•	Impaired loans

•	Credit quality indicators

•	Non-accrual and past-due financing receivables

Information about troubled debt restructurings—by class

A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans and direct financing leases. Classes of financing receivables are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk, and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financing receivables. Classes of financing receivables generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.

The following table provides information about the allowance for credit losses as of March 31, 2011 and 2012:

	March 31, 2011
	Millions of yen
	Loans				Direct financing leases	Total
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1
Allowance for Credit Losses:
Ending Balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150

Individually Evaluated for Impairment	3,016	23,123	55,170	16,014	0	97,323
Not Individually Evaluated for Impairment	14,080	4,303	15,802	1,441	21,201	56,827

Financing receivables:
Ending Balance	¥840,419	¥952,573	¥1,065,119	¥111,335	¥830,853	¥3,800,299

Individually Evaluated for Impairment	8,312	73,029	194,005	36,685	0	312,031
Not Individually Evaluated for Impairment	832,107	879,544	871,114	74,650	830,853	3,488,268

	March 31, 2012
	Millions of yen
	Loans				Direct financing leases	Total
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans*1
Allowance for Credit Losses:
Beginning Balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150
Provision charged to income	947	6,509	6,003	3,188	2,568	19,215
Charge-offs	(1,943)	(10,083)	(18,928)	(793)	(6,863)	(38,610)
Recoveries	43	16	2,212	0	80	2,351
Other*2	(3)	(363)	7	(25)	(134)	(518)
Ending Balance	¥16,140	¥23,505	¥60,266	¥19,825	¥16,852	¥136,588

Individually Evaluated for Impairment	3,002	20,657	49,853	17,895	0	91,407
Not Individually Evaluated for Impairment	13,138	2,848	10,413	1,930	16,852	45,181

Financing receivables:
Ending Balance	¥881,483	¥775,465	¥995,246	¥97,559	¥900,886	¥3,650,639

Individually Evaluated for Impairment	9,021	82,957	166,889	34,907	0	293,774
Not Individually Evaluated for Impairment	872,462	692,508	828,357	62,652	900,886	3,356,865

	March 31, 2012
	Millions of U.S. dollars
	Loans				Direct financing leases	Total
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans*1
Allowance for Credit Losses:
Beginning Balance	$207	$334	$864	$212	$258	$1,875
Provision charged to income	12	79	73	39	31	234
Charge-offs	(24)	(123)	(230)	(10)	(83)	(470)
Recoveries	1	0	27	0	1	29
Other*2	(0)	(4)	0	(0)	(2)	(6)
Ending Balance	$196	$286	$734	$241	$205	$1,662

Individually Evaluated for Impairment	36	251	607	218	0	1,112
Not Individually Evaluated for Impairment	160	35	127	23	205	550

Financing receivables:
Ending Balance	$10,725	$9,435	$12,109	$1,187	$10,961	$44,417

Individually Evaluated for Impairment	110	1,009	2,030	425	0	3,574
Not Individually Evaluated for Impairment	10,615	8,426	10,079	762	10,961	40,843

*1	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).
*2	Other includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of subsidiaries.

In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors:

•	business characteristics and financial conditions of obligors;

•	current economic conditions and trends;

•	prior charge-off experience;

•	current delinquencies and delinquency trends; and

•	value of underlying collateral and guarantees.

The Company and its subsidiaries individually develop the allowance for credit losses for impaired loans. For non-impaired loans, including loans that are not individually evaluated for impairment, and direct financing leases, the Company and its subsidiaries evaluate prior charge-off experience as segmented by debtor’s industry and the purpose of the loans and develop the allowance for credit losses based on such prior charge-off experience as well as current economic conditions.

In common with all portfolio segments, a deterioration of debtors’ condition may increase the risk of delay in payments of principal and interest. For loans to consumer borrowers, the amount of the allowance for credit losses is changed by the variation of individual debtors’ creditworthiness and value of underlying collateral and guarantees. For loans to corporate other borrowers and direct financing leases, the amount of the allowance for credit losses is changed by current economic conditions and trends, the value of underlying collateral and guarantees, and the prior charge-off experience in addition to the debtors’ creditworthiness.

The decline of the value of underlying collateral and guarantees may increase the risk of inability to collect from the loans. Particularly for non-recourse loans for which cash flow from real estate is the source of repayment, their collection depends on the real estate collateral value, which may decline as a result of decrease in liquidity of the real estate market, rise in vacancy rate of rental properties, fall in rents and other factors. These risks may change the amount of the allowance for credit losses. For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, these risks may change the amount of the allowance for credit losses.

In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.

The following table provides information about the impaired loans as of March 31, 2011 and 2012:

	March 31, 2011
	Millions of Yen
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥68,282	¥68,183	¥0
Consumer borrowers	Housing loans	2,259	2,259	0
	Other	0	0	0
Corporate borrowers		66,023	65,924	0
Non-recourse loans	Japan	9,465	9,443	0
	U.S.	4,579	4,579	0
Other	Real estate companies	14,532	14,516	0
	Entertainment companies	17,080	17,031	0
	Other	20,367	20,355	0
Purchased loans		0	0	0
With an allowance recorded*2:		243,749	242,843	97,323
Consumer borrowers	Housing loans	6,053	6,052	3,016
	Other	0	0	0
Corporate borrowers		201,011	200,106	78,293
Non-recourse loans	Japan	11,953	11,895	4,421
	U.S.	47,032	46,786	18,702
Other	Real estate companies	79,075	78,808	30,552
	Entertainment companies	12,517	12,486	4,114
	Other	50,434	50,131	20,504
Purchased loans		36,685	36,685	16,014

Total:		¥312,031	¥311,026	¥97,323

Consumer borrowers	Housing loans	8,312	8,311	3,016

	Other	0	0	0

Corporate borrowers		267,034	266,030	78,293

Non-recourse loans	Japan	21,418	21,338	4,421

	U.S.	51,611	51,365	18,702

Other	Real estate companies	93,607	93,324	30,552

	Entertainment companies	29,597	29,517	4,114

	Other	70,801	70,486	20,504

Purchased loans		36,685	36,685	16,014

	March 31, 2012
	Millions of Yen
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥74,836	¥74,581	¥0
Consumer borrowers	Housing loans	1,438	1,421	0
	Other	0	0	0
Corporate borrowers		73,398	73,160	0
Non-recourse loans	Japan	29,471	29,455	0
	U.S.	4,565	4,565	0
Other	Real estate companies	8,120	8,102	0
	Entertainment companies	11,893	11,718	0
	Other	19,349	19,320	0
Purchased loans		0	0	0
With an allowance recorded*2:		218,938	217,560	91,407
Consumer borrowers	Housing loans	7,583	7,566	3,002
	Other	0	0	0
Corporate borrowers		176,448	175,087	70,510
Non-recourse loans	Japan	14,677	14,661	5,602
	U.S.	34,244	34,150	15,055
Other	Real estate companies	65,888	65,412	26,108
	Entertainment companies	9,867	9,667	3,181
	Other	51,772	51,197	20,564
Purchased loans		34,907	34,907	17,895

Total:		¥293,774	¥292,141	¥91,407

Consumer borrowers	Housing loans	9,021	8,987	3,002

	Other	0	0	0

Corporate borrowers		249,846	248,247	70,510

Non-recourse loans	Japan	44,148	44,116	5,602

	U.S.	38,809	38,715	15,055

Other	Real estate companies	74,008	73,514	26,108

	Entertainment companies	21,760	21,385	3,181

	Other	71,121	70,517	20,564

Purchased loans		34,907	34,907	17,895

	March 31, 2012
	Millions of U.S. dollars
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		$910	$907	$0
Consumer borrowers	Housing loans	17	17	0
	Other	0	0	0
Corporate borrowers		893	890	0
Non-recourse loans	Japan	359	358	0
	U.S.	55	55	0
Other	Real estate companies	99	99	0
	Entertainment companies	145	143	0
	Other	235	235	0
Purchased loans		0	0	0
With an allowance recorded*2:		2,664	2,647	1,112
Consumer borrowers	Housing loans	92	92	36
	Other	0	0	0
Corporate borrowers		2,147	2,130	858
Non-recourse loans	Japan	178	177	68
	U.S.	417	416	183
Other	Real estate companies	802	796	318
	Entertainment companies	120	118	39
	Other	630	623	250
Purchased loans		425	425	218

Total:		$3,574	$3,554	$1,112

Consumer borrowers	Housing loans	109	109	36

	Other	0	0	0

Corporate borrowers		3,040	3,020	858

Non-recourse loans	Japan	537	535	68

	U.S.	472	471	183

Other	Real estate companies	901	895	318

	Entertainment companies	265	261	39

	Other	865	858	250

Purchased loans		425	425	218

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

The Company and its subsidiaries recognize installment loans other than purchased loans and loans to consumer borrowers as impaired loans when principal or interest is past-due 90 days or more, or it is probable that the Company and its subsidiaries will be unable to collect all amounts due according to the contractual terms of the loan agreements due to various debtor conditions, including insolvency filings, suspension of bank transactions, dishonored bills and deterioration of businesses. For non-recourse loans, in addition to these conditions, the Company and its subsidiaries perform an impairment review using financial covenants, acceleration clauses, loan-to-value ratios, and other relevant available information.

For purchased loans, the Company and its subsidiaries recognize them as impaired loans when it is probable that the Company and its subsidiaries will be unable to collect book values of the remaining investment due to factors such as a decline in the real estate collateral value and debtors’ creditworthiness since the acquisition of these loans.

The Company and its subsidiaries consider that loans to consumer borrowers, including housing loans and other, are impaired when terms of these loans are modified in troubled debt restructurings.

Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.

In common with all classes, impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-recourse loans, in principle, the estimated collectible amount is determined based on the fair value of the collateral securing the loans as they are collateral-dependent. Further for certain non-recourse loans, the estimated collectible amount is determined based on the present value of expected future cash flows. The fair value of the real estate collateral securing the loans is determined using appraisals prepared by independent third-party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. We generally obtain a new appraisal once a fiscal year. In addition, we periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions which may materially affect its fair value. Non-recourse loans in the U.S. consist mainly of commercial mortgage loans held by the newly consolidated VIEs resulting from the application of new accounting standards in the fiscal year ended March 31, 2011 relating to the consolidation of VIEs (see Note 11 “Variable Interest Entities”). For impaired purchased loans, the Company and its subsidiaries develop the allowance for credit losses based on the difference between the book value and the estimated collectible amount of such loans.

The average recorded investments in impaired loans for fiscal 2010 and 2011 were ¥402,868 million and ¥368,539 million, respectively. The Company and its subsidiaries recognized interest income on impaired loans of ¥7,875 million and ¥4,225 million, and collected in cash interest on impaired loans of ¥4,841 million and ¥3,592 million in fiscal 2010 and 2011, respectively.

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for fiscal 2012:

	March 31, 2012
	Millions of yen
	Class	Average Recorded Investments in Impaired Loans*1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	¥8,933	¥226	¥204
	Other	0	0	0
Corporate borrowers		252,683	4,506	3,976
Non-recourse loans	Japan	30,021	367	311
	U.S.	41,399	794	695
Other	Real estate companies	84,121	1,243	1,102
	Entertainment companies	25,796	724	711
	Other	71,346	1,378	1,157
Purchased loans		34,063	0	0

Total		¥295,679	¥4,732	¥4,180

	March 31, 2012
	Millions of U.S. dollars
	Class	Average Recorded Investments in Impaired Loans*1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	$109	$3	$3
	Other	0	0	0
Corporate borrowers		3,074	55	48
Non-recourse loans	Japan	365	4	4
	U.S.	504	10	8
Other	Real estate companies	1,023	15	13
	Entertainment companies	314	9	9
	Other	868	17	14
Purchased loans		415	0	0

Total		$3,598	$58	$51

*1	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

The following table provides information about the credit quality indicators as of March 31, 2011 and 2012:

	March 31, 2011
	Millions of yen
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥807,194	¥8,312	¥9,972	¥18,284	¥825,478
	Other	14,876	0	65	65	14,941
Corporate borrowers		1,750,658	267,034	0	267,034	2,017,692
Non-recourse loans	Japan	282,222	21,418	0	21,418	303,640
	U.S.	597,322	51,611	0	51,611	648,933
Other	Real estate companies	292,607	93,607	0	93,607	386,214
	Entertainment companies	115,876	29,597	0	29,597	145,473
	Other	462,631	70,801	0	70,801	533,432
Purchased loans		74,650	36,685	0	36,685	111,335
Direct financing leases	Japan	624,919	0	17,908	17,908	642,827
	Overseas	183,147	0	4,879	4,879	188,026

Total		¥3,455,444	¥312,031	¥32,824	¥344,855	¥3,800,299

	March 31, 2012
	Millions of yen
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥849,303	¥9,021	¥8,603	¥17,624	¥866,927
	Other	14,555	0	1	1	14,556
Corporate borrowers		1,520,865	249,846	0	249,846	1,770,711
Non-recourse loans	Japan	181,991	44,148	0	44,148	226,139
	U.S	510,517	38,809	0	38,809	549,326
Other	Real estate companies	267,294	74,008	0	74,008	341,302
	Entertainment companies	115,484	21,760	0	21,760	137,244
	Other	445,579	71,121	0	71,121	516,700
Purchased loans		62,652	34,907	0	34,907	97,559
Direct financing leases	Japan	658,277	0	14,406	14,406	672,683
	Overseas	225,168	0	3,035	3,035	228,203

Total		¥3,330,820	¥293,774	¥26,045	¥319,819	¥3,650,639

	March 31, 2012
	Millions of U.S. dollars
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	$10,334	$109	$105	$215	$10,548
	Other	177	0	0	0	177
Corporate borrowers		18,504	3,040	0	3,040	21,544
Non-recourse loans	Japan	2,214	537	0	537	2,751
	U.S	6,212	472	0	472	6,684
Other	Real estate companies	3,252	901	0	901	4,153
	Entertainment companies	1,405	265	0	265	1,670
	Other	5,421	865	0	865	6,286
Purchased loans		762	425	0	425	1,187
Direct financing leases	Japan	8,009	0	175	175	8,184
	Overseas	2,740	0	37	37	2,777

Total		$40,526	$3,574	$317	$3,891	$44,417

In common with all classes, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing assets. The category of non-performing assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, or whose repayment is past-due 90 days or more, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing assets when considered impaired, while all the other loans are included in the category of performing assets.

Out of non-performing assets presented above, the Company and its subsidiaries consider smaller balance homogeneous loans, including housing loans which are not restructured and direct financing leases, as 90 days or more past-due financing receivables not individually evaluated for impairment, and consider the others as loans individually evaluated for impairment. After the Company and its subsidiaries have set aside provision for those non-performing assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the status of management of the debtors and other important factors in order to report to management and develop additional provision as necessary.

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2011 and 2012:

	March 31, 2011
	Millions of yen
		Past-Due Financing Receivables			Total Financing Receivables	Non-Accrual
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due
Consumer borrowers	Housing loans	¥4,119	¥15,031	¥19,150	¥825,478	¥15,031
	Other	0	65	65	14,941	65
Corporate borrowers		120,127	125,826	245,953	2,017,692	125,826
Non-recourse loans	Japan	5,697	9,925	15,622	303,640	9,925
	U.S.	97,114	19,747	116,861	648,933	19,747
Other	Real estate companies	4,556	54,566	59,122	386,214	54,566
	Entertainment companies	3,093	5,487	8,580	145,473	5,487
	Other	9,667	36,101	45,768	533,432	36,101
Direct financing leases	Japan	3,307	17,908	21,215	642,827	17,908
	Overseas	2,500	4,879	7,379	188,026	4,879

Total		¥130,053	¥163,709	¥293,762	¥3,688,964	¥163,709

	March 31, 2012
	Millions of yen
		Past-Due Financing Receivables			Total Financing Receivables	Non-Accrual
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due
Consumer borrowers	Housing loans	¥3,518	¥12,942	¥16,460	¥866,927	¥12,942
	Other	33	1	34	14,556	1
Corporate borrowers		83,316	112,537	195,853	1,770,711	112,537
Non-recourse loans	Japan	10,306	14,134	24,440	226,139	14,134
	U.S	71,042	14,689	85,731	549,326	14,689
Other	Real estate companies	809	42,831	43,640	341,302	42,831
	Entertainment companies	2	2,362	2,364	137,244	2,362
	Other	1,157	38,521	39,678	516,700	38,521
Direct financing leases	Japan	2,724	14,406	17,130	672,683	14,406
	Overseas	2,007	3,035	5,042	228,203	3,035

Total		¥91,598	¥142,921	¥234,519	¥3,553,080	¥142,921

	March 31, 2012
	Millions of U.S. dollars
		Past-Due Financing Receivables			Total Financing Receivables	Non-Accrual
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past Due
Consumer borrowers	Housing loans	$43	$157	$200	$10,548	$157
	Other	0	0	0	177	0
Corporate borrowers		1,014	1,369	2,383	21,544	1,369
Non-recourse loans	Japan	125	172	297	2,751	172
	U.S	864	179	1,043	6,684	179
Other	Real estate companies	10	521	531	4,153	521
	Entertainment companies	0	29	29	1,670	29
	Other	15	468	483	6,286	468
Direct financing leases	Japan	33	175	208	8,184	175
	Overseas	24	37	61	2,777	37

Total		$1,114	$1,738	$2,852	$43,230	$1,738

In common with all classes, the Company and its subsidiaries consider financing receivables as past-due financing receivables when principal or interest is past-due 30 days or more. Loans whose terms have been modified are not classified as past-due financing receivables if the principals and interests are not past-due 30 days or more in accordance with the modified terms.

The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Cash repayments received on non-accrual loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual loans and lease receivables when it becomes certain that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and receivables, as evidenced by continual payments from the debtors.

The information about troubled debt restructurings of financing receivables that occurred during the fiscal 2012 is as follows:

	March 31, 2012
		Millions of yen
	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	¥1,867	¥1,690
Corporate borrowers		27,471	26,112
Non-recourse loans	Japan	943	943
	U.S.	7,783	7,518
Other	Real estate companies	6,436	5,636
	Other	12,309	12,015

Total		¥29,338	¥27,802

	March 31, 2012
		Millions of U.S. dollars
	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	$23	$21
Corporate borrowers		334	317
Non-recourse loans	Japan	11	11
	U.S.	95	91
Other	Real estate companies	78	69
	Other	150	146

Total		$357	$338

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.

The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of our investment as possible in troubled debt restructurings. For the debtors of non-recourse loans, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. For the debtors of all financing receivables other than non-recourse loans, the Company and its subsidiaries offer concessions such as a reduction of the loan principal, a temporary reduction in the interest payments, or an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.

In common with all portfolio segments, financing receivables modified in troubled debt restructurings are recognized as impaired and are individually evaluated for a valuation allowance. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional provision for the restructured receivables.

The information about financing receivables modified as troubled debt restructurings within the previous 12 months from the current period end and for which there was a payment default during the fiscal 2012 is as follows:

	March 31, 2012
		Millions of yen
	Class	Recorded Investment
Consumer borrowers	Housing loans	¥392
Corporate borrowers		2,331
Non-recourse loans	U.S.	409
Other	Other	1,922

Total		¥2,723

	March 31, 2012
		Millions of U.S. dollars
	Class	Recorded Investment
Consumer borrowers	Housing loans	$5
Corporate borrowers		28
Non-recourse loans	U.S.	5
Other	Other	23

Total		$33

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due 90 days or more in accordance with the modified terms.

In common with all portfolio segments, the Company and its subsidiaries suspend accruing revenues and may recognize additional provision as necessary for the defaulted financing receivables.

Investment in Securities	12 Months Ended
Mar. 31, 2012
Investment in Securities

9. Investment in Securities

Investment in securities at March 31, 2011 and 2012 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Trading securities	¥71,991	¥12,817	$156
Available-for-sale securities	883,410	886,487	10,786
Held-to-maturity securities	43,695	43,830	533
Other securities	176,285	204,256	2,485

Total	¥1,175,381	¥1,147,390	$13,960

Gains and losses realized from the sale of trading securities and net unrealized holding gains (losses) on trading securities are included in net gains on investment securities. For further information, see Note 22 “Brokerage Commissions and Net Gains on Investment Securities ”.

For fiscal 2010, 2011 and 2012, net unrealized holding gains and losses on trading securities were losses of ¥7,211 million, gains of ¥2,065 million and gains of ¥4,730 million ($58 million), respectively.

During fiscal 2010 and 2011, the Company and its subsidiaries sold available-for-sale securities for aggregate proceeds of ¥181,033 million and ¥340,634 million, respectively, resulting in gross realized gains of ¥7,547 million and ¥5,579 million, respectively, and gross realized losses of ¥640 million and ¥712 million, respectively. During fiscal 2012, the Company and its subsidiaries sold available-for-sale securities for aggregate proceeds of ¥279,367 million ($3,399 million), resulting in gross realized gains of ¥9,882 million ($120 million) and gross realized losses of ¥963 million ($12 million). The cost of the securities sold was based on the average cost of each such security held at the time of the sale.

During fiscal 2010, 2011 and 2012, the Company and its subsidiaries charged losses on securities of ¥23,632 million, ¥21,747 million and ¥16,470 million ($200 million), respectively, to the accompanying consolidated statements of income for declines in market value of securities where the decline was considered as other than temporary.

Other securities consist mainly of non-marketable equity securities, preferred capital shares carried at cost and investment funds carried at an amount that reflects equity income and loss based on the investor’s share.

The aggregate carrying amount of other securities accounted for under the cost method totaled ¥67,366 million and ¥84,431 million ($1,027 million) at March 31, 2011 and 2012. Investments with an aggregate cost of ¥63,590 million and ¥74,716 million ($909 million) were not evaluated for impairment because the Company and its subsidiaries did not identify any events or changes in circumstances that might have had significant adverse effect on the fair value of those investments and it was not practicable to estimate the fair value of the investments.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type at March 31, 2011 and 2012 are as follows:

March 31, 2011

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥168,818	¥696	¥(169)	¥169,345
Japanese prefectural and foreign municipal bond securities	34,907	153	(92)	34,968
Corporate debt securities	292,836	1,287	(2,091)	292,032
Specified bonds issued by SPEs in Japan	225,393	46	(3,125)	222,314
CMBS and RMBS in the U.S., and other asset-backed securities	87,898	3,819	(3,843)	87,874
Other debt securities	5,518	0	(12)	5,506
Equity securities	48,415	25,229	(2,273)	71,371

	863,785	31,230	(11,605)	883,410

Held-to-maturity:
Japanese government bond securities	43,695	412	0	44,107

	¥907,480	¥31,642	¥(11,605)	¥927,517

March 31, 2012

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥219,729	¥1,191	¥(5)	¥220,915
Japanese prefectural and foreign municipal bond securities	56,108	1,358	(107)	57,359
Corporate debt securities	280,540	2,325	(2,643)	280,222
Specified bonds issued by SPEs in Japan	140,054	192	(1,094)	139,152
CMBS and RMBS in the U.S., and other asset-backed securities	95,788	3,078	(3,538)	95,328
Other debt securities	7,961	449	0	8,410
Equity securities	61,773	26,853	(3,525)	85,101

	861,953	35,446	(10,912)	886,487

Held-to-maturity:
Japanese government bond securities and other	43,830	2,819	0	46,649

	¥905,783	¥38,265	¥(10,912)	¥933,136

March 31, 2012

	Millions of U.S. dollars
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	$2,674	$14	$(0)	$2,688
Japanese prefectural and foreign municipal bond securities	682	17	(1)	698
Corporate debt securities	3,414	28	(32)	3,410
Specified bonds issued by SPEs in Japan	1,704	2	(13)	1,693
CMBS and RMBS in the U.S., and other asset-backed securities	1,165	38	(43)	1,160
Other debt securities	97	5	0	102
Equity securities	752	327	(44)	1,035

	10,488	431	(133)	10,786

Held-to-maturity:
Japanese government bond securities and other	533	35	0	568

	$11,021	$466	$(133)	$11,354

The unrealized losses of ¥392 million and ¥857 million ($10 million) of debt securities for which an other-than-temporary impairment related to the credit loss had been recognized in earnings according to ASC 320-10-35-34 (“Investments—Debt and Equity Securities—Recognition of Other-Than-Temporary Impairments”) were included in the gross unrealized losses of CMBS and RMBS in the U.S., and other asset-backed securities (before taxes) at March 31, 2011 and March 31, 2012, respectively. The unrealized losses are other-than-temporary impairment related to the non-credit losses and recorded as accumulated other comprehensive income.

The following table provides information about available-for-sale securities and held-to-maturity securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2011 and 2012, respectively:

March 31, 2011

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥63,438	¥(169)	¥0	¥0	¥63,438	¥(169)
Japanese prefectural and foreign municipal bond securities	22,444	(92)	0	0	22,444	(92)
Corporate debt securities	184,185	(2,071)	1,980	(20)	186,165	(2,091)
Specified bonds issued by SPEs in Japan	49,180	(2,025)	49,398	(1,100)	98,578	(3,125)
CMBS and RMBS in the U.S., and other asset-backed securities	6,660	(853)	24,288	(2,990)	30,948	(3,843)
Other debt securities	0	0	2,988	(12)	2,988	(12)
Equity securities	11,196	(1,470)	4,891	(803)	16,087	(2,273)

	¥337,103	¥(6,680)	¥83,545	¥(4,925)	¥420,648	¥(11,605)

March 31, 2012

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥74,978	¥(5)	¥0	¥0	¥74,978	¥(5)
Japanese prefectural and foreign municipal bond securities	11,316	(107)	0	0	11,316	(107)
Corporate debt securities	23,568	(208)	24,982	(2,435)	48,550	(2,643)
Specified bonds issued by SPEs in Japan	32,139	(499)	29,826	(595)	61,965	(1,094)
CMBS and RMBS in the U.S., and other asset-backed securities	29,586	(198)	11,316	(3,340)	40,902	(3,538)
Equity securities	14,097	(2,092)	11,239	(1,433)	25,336	(3,525)

	¥185,684	¥(3,109)	¥77,363	¥(7,803)	¥263,047	¥(10,912)

March 31, 2012

	Millions of U.S. dollars
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	$912	$(0)	$0	$0	$912	$(0)
Japanese prefectural and foreign municipal bond securities	138	(1)	0	0	138	(1)
Corporate debt securities	287	(3)	304	(29)	591	(32)
Specified bonds issued by SPEs in Japan	391	(6)	363	(7)	754	(13)
CMBS and RMBS in the U.S., and other asset-backed securities	360	(2)	138	(41)	498	(43)
Equity securities	171	(26)	136	(18)	307	(44)

	$2,259	$(38)	$941	$(95)	$3,200	$(133)

Approximately 449 and 225 investment securities were in an unrealized loss position as of March 31, 2011 and 2012, respectively. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about the collectibility. The Company and its subsidiaries consider that an other-than-temporary impairment has occurred if (1) the Company and its subsidiaries intend to sell the debt security; (2) it is more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis, or (3) the Company and its subsidiaries do not expect to recover the entire amortized cost of the security (that is, a credit loss exists). In assessing whether a credit loss exists, the Company and its subsidiaries compare the present value of the expected cash flows to the security’s amortized cost basis at the balance sheet date.

Debt securities with unrealized loss position mainly include corporate debt securities in Japan, specified bonds issued by special purpose entities in Japan and CMBS and RMBS.

The unrealized loss associated with corporate debt securities is primarily due to changes in the market interest rate and risk premium. Considering all available information to assess the collectibility of those investments (such as the financial condition of and business prospects for the issuers), the Company and its subsidiaries believe that the Company and its subsidiaries are able to recover the entire amortized cost basis of those investments. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2012.

The unrealized loss associated with specified bonds is primarily due to changes in the market interest rate and risk premium because of deterioration in the real estate market in Japan and the credit crunch in the capital and financial markets. Considering all available information to assess the collectibility of those investments (such as performance and value of the underlying real estate, and seniority of the bonds), the Company and its subsidiaries believe that the Company and its subsidiaries are able to recover the entire amortized cost basis of those investments. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2012.

The unrealized loss associated with CMBS and RMBS is primarily caused by changes in credit spreads and interest rates. In order to determine whether a credit loss exists, the Company and its subsidiaries estimate the present value of anticipated cash flows, discounted at the current yield to accrete the security. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. Then, a credit loss is assessed by comparing the present value of the expected cash flows to the security’s amortized cost basis. Based on that assessment, the Company and its subsidiaries expect to recover the entire amortized cost basis. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2012.

For equity securities with unrealized losses, the Company and its subsidiaries consider various factors to determine whether the decline is other-than-temporary, including the length of time and the extent to which the fair value has been less than the carrying value and the issuer’s specific economic conditions as well as the ability and intent to hold these securities for a period of time sufficient to recover the securities’ carrying amounts. Based on our ongoing monitoring process, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2012.

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Total other-than-temporary impairment losses	¥26,055	¥22,210	¥17,100	$208
Portion of loss recognized in other comprehensive income (before taxes)	(2,423)	(463)	(630)	(8)

Net impairment losses recognized in earnings	¥23,632	¥21,747	¥16,470	$200

Other-than-temporary impairment losses related to debt securities are recognized mainly on certain specified bonds, which have experienced credit losses due to significant decline in the value of the underlying assets, as well as on certain mortgage-backed and other asset-backed securities, which have experienced credit losses due to a decrease in cash flows attributable to significant default and bankruptcies on the underlying loans. Because the Company and its subsidiaries do not intend to sell these securities and it is not more likely than not that the Company and its subsidiaries will be required to sell these securities before recovery of their amortized cost basis, the Company and its subsidiaries charged only the credit loss component of the total impairment to earnings with the remaining non-credit component recognized in other comprehensive income (loss). The credit loss assessment was made by comparing the securities’ amortized cost basis with the portion of the estimated fair value of the underlying assets available to repay the specified bonds, or with the present value of the expected cash flows from the mortgage-backed and other asset- backed securities, that were estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security.

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Beginning	¥906	¥5,016	¥9,022	$110
Reduction to the beginning balance*	0	(1,810)	0	0
Beginning after reduction	0	3,206	9,022	110
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	3,744	7,292	3,524	43
Credit loss for which an other-than-temporary impairment was previously recognized	366	736	320	4
Reduction during the period:
For securities sold or redeemed	0	(307)	(3,530)	(43)
Due to change in intent to sell or requirement to sell	0	(1,905)	(1,137)	(14)

Ending	¥5,016	¥9,022	¥8,199	$100

*	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), and Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)) have been deducted from the beginning balance.

The Company and its subsidiaries adopted Accounting Standards Update 2009-12 (“Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)—ASC 820 (“Fair Value Measurements and Disclosures”)”). Under ASC 820, the information about the fund investments the Company and its subsidiaries hold at March 31, 2011 and 2012, respectively are as follows:

March 31, 2011 and 2012

Type of Fund Investment	2011 (Millions of Yen)	2012 (Millions of Yen)	2012 (Millions of U.S. dollars)	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Hedge Fund*	¥10,023	¥5,178	$63	Monthly – Quarterly	5 days – 60 days

Total	¥10,023	¥5,178	$63	—	—

*	This category includes several hedge funds that seek profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.

The following is a summary of the contractual maturities of debt securities classified as available-for-sale securities and held-to-maturity securities held at March 31, 2012:

Available-for-sale securities held at March 31, 2012:

	Millions of yen		Millions of U.S. dollars
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	¥292,242	¥292,226	$3,556	$3,555
Due after one to five years	260,303	261,582	3,167	3,183
Due after five to ten years	134,331	132,667	1,634	1,614
Due after ten years	113,304	114,911	1,379	1,398

	¥800,180	¥801,386	$9,736	$9,750

Held-to-maturity securities held at March 31, 2012:

	Millions of yen		Millions of U.S. dollars
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	¥159	¥159	$2	$2
Due after one to five years	13	13	0	0
Due after ten years	43,658	46,477	531	566

	¥43,830	¥46,649	$533	$568

Securities not due at a single maturity date, such as mortgage-backed securities, are included in the above table based on their final maturities.

Certain borrowers may have the right to call or prepay obligations. This right may cause actual maturities to differ from the contractual maturities summarized above.

Included in interest on loans and investment securities in the consolidated statements of income is interest income on investment securities of ¥20,436 million, ¥17,690 million and ¥15,169 million ($184 million) for fiscal 2010, 2011 and 2012, respectively.

A certain foreign subsidiary acquired debt securities with evidence of deterioration of credit quality at the time of acquisition, and it was not probable those debt securities were able to recover all contractual amounts. In accordance with the provision of ASC 310-30 (Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality), the subsidiary determined the expected future cash flows taking into account historical cash collections for debt securities with similar characteristics as well as expected prepayments and the amount and the timing of undiscounted expected principal, interest and other cash flows for each pool of debt securities. Accretable yield represents the excess of expected future cash flows over carrying value of the debt securities, which is recognized as interest income over the remaining life of the debt securities. For a debt security for which the fair value is less than the amortized cost basis, the subsidiary estimates the present value of cash flows expected to be collected from the security and compares it with the amortized cost basis of the security to determine whether a credit loss exists. If, based on current information and events, the subsidiary determines a credit loss exists for that security, an other-than-temporary impairment is considered to have occurred. The subsidiary writes down that security to fair value with the credit loss component of the impairment recognized in earnings and the noncredit component recorded in other comprehensive income (loss), unless the subsidiary intends to sell that security or more likely than not will be required to sell that security before recovery, in which case the entire impairment loss would be charged to earnings. As of March 31, 2011 and 2012, the carrying amount and the nominal value of debt securities acquired with evidence of deterioration of credit quality were ¥7,393 million and ¥5,906 million ($71 million), and ¥16,719 million and ¥13,125 million ($159 million), and the outstanding balance of accretable yield was ¥5,780 million and ¥4,057 million ($49 million) respectively.

Securitization Transactions	12 Months Ended
Mar. 31, 2012
Securitization Transactions

10. Securitization Transactions

The Company and its subsidiaries have securitized various financial assets such as direct financing lease receivables, installment loans (commercial mortgage loans, housing loans and other) and investments in securities.

In the securitization process, these financial assets are transferred to various vehicles (the “SPEs”), such as trusts and special-purpose companies that issue beneficial interests of the securitization trusts and securities backed by the financial assets to investors. The cash flows collected from these assets transferred to the SPEs are then used to repay these asset-backed beneficial interests and securities. As the transferred assets are isolated from the Company and its subsidiaries, the investors and the SPEs have no recourse to other assets of the Company and its subsidiaries in cases where the debtors or the issuers of the transferred financial assets fail to perform under the original terms of those financial assets. The Company and its subsidiaries often retain interests in the SPEs in the form of the beneficial interest of the securitization trusts. Those interests that continue to be held include interests in the transferred assets and are often subordinate to other tranche(s) of the securitization. Those beneficial interests that continue to be held by the Company and its subsidiaries are subject to credit risk, interest rate risk and prepayment risk on the securitized financial assets. With regards to these subordinated interests that the Company and its subsidiaries retain, they first absorb the risk of decline in cash flows in relation to defaults and prepayments of the transferred financial assets, and therefore are exposed to credit and prepayment risks different from those of the senior investments. If there is any excess cash remaining in the SPEs after payment to investors in the securitization of the contractual rate of returns, most of such excess cash is distributed to the Company and its subsidiaries for payments of the subordinated interests.

Until March 31, 2010, the Company and its subsidiaries did not consolidate qualified special-purpose entities (“QSPEs”) meeting certain requirements and the Company and its subsidiaries accounted for the transfer of financial assets to QSPEs as a sale when control over the financial assets was surrendered.

From April 1, 2010, the Company and its subsidiaries apply Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)). This Update removes the concept of a QSPE and removes the exception from applying ASC 810-10 (“Consolidation—Variable Interest Entities”) to variable interest entities that are QSPEs. This Update also modifies the financial-components approach used in former ASC 860 (“Transfers and Servicing”) and limits the circumstances in which a transferor derecognizes a portion or component of a financial asset. As a result, many SPEs for securitization which had not been consolidated because they met QSPE criteria have been consolidated in accordance with Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)). For further information, see Note 11 “Variable Interest Entities.”

During fiscal 2010, certain information with respect to these securitization transactions accounted for as sales is as follows. During fiscal 2011 and 2012, there was no securitization transaction accounted for as a sale.

Millions of yen
2010
Direct financing leases:
Balance sold	¥27,974
Gains (losses) on sales	331
Interests that continue to be held	23,207

Regarding securitizations of direct financing lease receivables, for fiscal 2010, revenues from interests that continue to be held of ¥4,744 million, are included in revenues from direct financing leases in the consolidated statements of income. Regarding securitizations of installment loans, revenues from interests that continue to be held of ¥1,630 million for fiscal 2010, are included in interest on loans and investment securities in the consolidated statements of income. Regarding securitizations of investment in securities, revenues from interests that continue to be held of ¥2,378 million for fiscal 2010, are included in interest on loans and investment securities in the consolidated statements of income. Due to the adoption of Accounting Standards Update 2009-16 and 2009-17, almost all vehicles used for securitization have been consolidated. As a result, revenues from interests that continue to be held are not disclosed for fiscal 2011 and 2012 as the amounts have been eliminated in consolidation.

Economic assumptions used in measuring the interests that continue to be held related to securitization transactions completed during fiscal 2010 are as follows. There are no interests that continue to be held related to securitization transactions completed during fiscal 2011 and 2012.

2010
Direct financing leases
%
Expected credit loss	1.51 – 1.55
Discount rate	2.33 – 4.28
Annual prepayment rate	6.24 – 6.59

Certain cash flows received from/paid to SPEs for all securitization activities in fiscal 2010 are summarized as follows:

Millions of yen
2010
Proceeds from new securitizations	¥28,305
Servicing fees received	385
Cash flows received on interests that continue to be held	29,336
Repurchases of ineligible assets	(18,487)

Quantitative information about delinquencies, impaired loans and components of financial assets sold on securitization and other assets managed together as of March 31, 2011 and 2012, and quantitative information about net credit loss for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	Total principal amount of receivables
	Millions of yen		Millions of dollars
	March 31, 2011	March 31, 2012	March 31, 2012
Direct financing leases	¥830,853	¥900,886	$10,961
Installment loans	2,983,164	2,769,898	33,701

Assets recorded on the balance sheet	3,814,017	3,670,784	44,662
Direct financing leases sold on securitization	12,651	3,969	48

Total assets managed together or sold on securitization	¥3,826,668	¥3,674,753	$44,710

	Principal amount of receivables more than 90 days past-due and impaired loans
	Millions of yen		Millions of dollars
	March 31, 2011	March 31, 2012	March 31, 2012
Direct financing leases	¥22,787	¥17,441	$212
Installment loans	322,068	302,378	3,679

Assets recorded on the balance sheet	344,855	319,819	3,891
Direct financing leases sold on securitization	0	0	0

Total assets managed together or sold on securitization	¥344,855	¥319,819	$3,891

	Credit loss
	Millions of yen			Millions of dollars
	2010	2011	2012	2012
Direct financing leases	¥8,744	¥7,505	¥6,783	$82
Installment loans	49,053	54,149	29,476	359

Assets recorded on the balance sheet	57,797	61,654	36,259	441
Direct financing leases sold on securitization	0	0	0	0

Total assets managed together or sold on securitization	¥57,797	¥61,654	¥36,259	$441

A certain subsidiary originates and sells loans into the secondary market while retaining the obligation to service those loans. In addition, it undertakes obligations to service loans originated by others. The servicing assets related to those servicing activities are included in other operating assets and the balances of these servicing assets as of March 31, 2011 and March 31, 2012 were ¥11,577 million and ¥11,533 million ($140 million), respectively. During the fiscal year ended March 31, 2012, the servicing assets were increased by ¥2,505 million mainly from loans sold with servicing retained and decreased by ¥2,416 million mainly from amortization and by ¥133 million from the effects of changes in foreign exchange rates. The fair value of the servicing assets as of March 31, 2011 and 2012 were ¥14,093 million and ¥13,826 million ($168 million), respectively.

Variable Interest Entities	12 Months Ended
Mar. 31, 2012
Variable Interest Entities

11. Variable Interest Entities

The Company and its subsidiaries use special purpose companies, partnerships and trusts (hereinafter referred to as SPEs) in the ordinary course of business.

These SPEs are not always controlled by voting rights, and there are cases where voting rights do not exist for those SPEs. ASC 810-10 (“Consolidation—Variable Interest Entities”) addresses consolidation by business enterprises of SPEs within the scope of the ASC Section. Generally these SPEs are entities where (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support provided by any parties including the equity holders or (b) as a group the holders of the equity investment at risk do not have (1) the ability to make decisions about an entity’s activities that most significantly impact the entity’s economic performance through voting rights or similar rights, or (2) the obligation to absorb the expected losses of the entity or (3) the right to receive the expected residual returns of the entity. Entities within the scope of the ASC Section are called variable interest entities (“VIEs”).

Until March 31, 2010, in accordance with ASC 810-10 before amendment, the Company and its subsidiaries were required to consolidate a VIE as the primary beneficiary if the Company and its subsidiaries had a variable interest to absorb a majority of the VIE’s expected loss or receive a majority of the VIE’s expected residual returns or meet both of these conditions by using quantitative analysis.

Also, until March 31, 2010, if SPEs met the criteria for qualifying special-purpose entity (“QSPE”) status in accordance with ASC 860 (“Transfer and Servicing”) and ASC 810-10 before amendment, the Company and its subsidiaries excluded the QSPE from the scope of consolidation.

In June 2009, FASB Statement No. 166 (“Accounting for Transfers of Financial Assets—an amendment of FASB Statement No.140”), which was codified by Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)) and FASB Statement No. 167 (“Amendment of FASB Interpretation No.46(R)”), which was codified by Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)), were issued. These Updates remove the concept of a QSPE and remove the exception from applying ASC 810-10 to variable interest entities that are QSPEs and require the Company and its subsidiaries to perform a qualitative analysis to identify the primary beneficiary of all variable interest entities, including QSPEs. The Company and its subsidiaries adopted these Updates on April 1, 2010. The effect of adopting these Updates on our financial conditions at the initial adoption date was an increase of ¥1,147 billion on total assets, and an increase of ¥1,169 billion on total liabilities, respectively, in the consolidated balance sheets. These are mainly included in (f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable, and (g) VIEs for securitization of commercial mortgage loans originated by third parties.

According to these Updates, effective from April 1, 2010, the Company and its subsidiaries are required to perform a qualitative analysis to identify the primary beneficiary of variable interest entities. An enterprise that has both of the following characteristics is considered to be the primary beneficiary who shall consolidate a variable interest entity:

•	The power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance

•

The obligation to absorb losses of the entity that could potentially be significant to the variable interest entity or the right to receive benefits from the entity that could potentially be significant to the variable interest entity

All facts and circumstances are taken into consideration when determining whether the Company and its subsidiaries have variable interests that would deem it the primary beneficiary and therefore require consolidation of the VIE. The Company and its subsidiaries make ongoing reassessment of whether they are the primary beneficiaries of a variable interest entity.

The following are the items that the Company and its subsidiaries are considering in a qualitative assessment.

•	Which activities most significantly impact the economic performance of the VIE and who has the power to direct such activities

•	Characteristics of the Company and its subsidiaries’ variable interest or interests and other involvements (including involvement of related parties and de facto agents)

•	Involvement of other variable interest holders

•	The entity’s purpose and design, including the risks that the entity was designed to create and pass through to its variable interest holders

The Company and its subsidiaries generally consider the following types of involvement to be significant, when determining the primary beneficiary.

•	designing the structuring of a transaction

•	providing an equity investment and debt financing

•	being the investment manager, asset manager or servicer and receiving variable fees

•	providing liquidity and other financial support

The Company and its subsidiaries do not have the power to direct activities of the VIEs that most significantly impact the VIEs’ economic performance, if that power is shared among multiple unrelated parties. In that case, the Company and its subsidiaries do not consolidate such VIEs.

Information about VIEs for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs

March 31, 2011

	Millions of yen
Types of VIEs:	Total assets(1)	Total liabilities(1)	Assets which are pledged as collateral(2)	Commitments(3)
(a) VIEs for liquidating customer assets	¥5,222	¥3,846	¥5,222	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	16,051	4,493	5,660	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	343,394	120,908	226,319	1,076
(d) VIEs for corporate rehabilitation support business	15,988	142	0	0
(e) VIEs for investment in securities	83,694	13,675	33,169	1,491
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	505,421	352,034	505,421	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	669,375	671,349	660,237	0
(h) Other VIEs	154,176	66,529	139,260	4,140

Total	¥1,793,321	¥1,232,976	¥1,575,288	¥6,707

March 31, 2012

	Millions of yen
Types of VIEs:	Total assets(1)	Total liabilities(1)	Assets which are pledged as collateral(2)	Commitments(3)
(a) VIEs for liquidating customer assets	¥5,094	¥3,719	¥5,094	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	49,781	28,848	35,486	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	341,421	124,227	245,994	0
(d) VIEs for corporate rehabilitation support business	14,302	205	0	0
(e) VIEs for investment in securities	61,713	7,050	18,365	15
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	465,376	303,784	465,376	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	569,272	575,712	569,263	0
(h) Other VIEs	145,958	62,640	128,950	5,687

Total	¥1,652,917	¥1,106,185	¥1,468,528	¥5,702

March 31, 2012

	Millions of U.S. dollars
Types of VIEs:	Total assets(1)	Total liabilities(1)	Assets which are pledged as collateral(2)	Commitments(3)
(a) VIEs for liquidating customer assets	$62	$45	$62	$0
(b) VIEs for acquisition of real estate and real estate development projects for customers	606	351	432	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	4,154	1,511	2,993	0
(d) VIEs for corporate rehabilitation support business	174	2	0	0
(e) VIEs for investment in securities	751	86	223	1
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	5,662	3,696	5,662	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	6,926	7,005	6,926	0
(h) Other VIEs	1,776	763	1,569	68

Total	$20,111	$13,459	$17,867	$69

Note:	(1) The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.
(2) The assets are pledged as collateral by VIE for financing of the VIE.
(3) This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

2.	Non-consolidated VIEs

March 31, 2011

	Millions of yen
	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss(4)
Types of VIEs:		Specified bonds and non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥66,710	¥1,073	¥6,979	¥8,052
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,090,147	174,380	52,850	260,935
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	1,143,069	0	22,349	37,287
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans by third parties	2,535,037	4,000	25,493	31,478
(h) Other VIEs	83,811	697	3,132	3,829

Total	¥4,918,774	¥180,150	¥110,803	¥341,581

March 31, 2012

	Millions of yen
Types of VIEs:	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss(4)
		Specified bonds and non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥53,300	¥8,542	¥4,326	¥12,868
(b) VIEs for acquisition of real estate and real estate development projects for customers	958,965	125,746	59,144	224,707
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	1,290,243	0	24,371	37,960
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	2,277,844	0	43,792	44,427
(h) Other VIEs	42,283	4,380	3,304	7,684

Total	¥4,622,635	¥138,668	¥134,937	¥327,646

March 31, 2012

	Millions of U.S. dollars
Types of VIEs:	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss(4)
		Specified bonds and non-recourse loans	Investments
(a) VIEs for liquidating customer assets	$648	$104	$53	$157
(b) VIEs for acquisition of real estate and real estate development projects for customers	11,668	1,530	720	2,734
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	15,698	0	297	462
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	27,714	0	533	541
(h) Other VIEs	515	53	39	92

Total	$56,243	$1,687	$1,642	$3,986

Note:	(4) Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

(a) VIEs for liquidating customer assets

The Company and its subsidiaries may use VIEs in structuring financing for customers to liquidate specific customer assets. The VIEs are typically used to provide a structure that is bankruptcy remote with respect to the customer and the use of VIE structure is requested by such customer. Such VIEs typically acquire assets to be liquidated from the customer, borrow non-recourse loans from financial institutions and have an equity investment made by the customer. By using cash flows from the liquidated assets, these VIEs repay the loan and pay dividends to equity investors if sufficient funds exist.

The Company and its subsidiaries provide non-recourse loans to such VIEs and occasionally make investments in them. The Company and its subsidiaries have consolidated some of those VIEs because the Company or its subsidiary effectively controls the VIEs by acting as the asset manager of the VIEs. In the consolidated balance sheets, assets of the consolidated VIEs are mainly included in investment in operating leases and liabilities of the consolidated VIEs are mainly included in long-term debt, respectively.

With respect to the variable interests of non-consolidated VIEs, which the Company and its subsidiaries have, non-recourse loans are included in installment loans, and investments are mainly included in other operating assets in the consolidated balance sheets.

(b) VIEs for acquisition of real estate and real estate development projects for customers

Customers and the Company and its subsidiaries are involved with VIEs formed to acquire real estate and/or develop real estate projects. In each case, a customer establishes and makes an equity investment in a VIE that is designed to be bankruptcy remote from the customer. The VIEs acquire real estate and/or develop real estate projects.

The Company and its subsidiaries provide non-recourse loans to such VIEs and hold specified bonds issued by them and/or make investments in them. The Company and its subsidiaries have consolidated some of those VIEs because the Company or its subsidiary effectively controls the VIEs by acting as the asset manager of the VIEs. In the consolidated balance sheets, assets of the consolidated VIEs are mainly included in cash and cash equivalents, investment in operating leases and other operating assets and liabilities of those consolidated VIEs are mainly included in long-term debt, respectively.

With respect to the variable interests of non-consolidated VIEs, which the Company and its subsidiaries have, specified bonds are included in investment in securities, non-recourse loans are included in installment loans, and investments are mainly included in other operating assets and investment in securities in the consolidated balance sheets. The Company and its subsidiaries have commitment agreements by which the Company and its subsidiaries might be required to provide additional investment in certain non-consolidated VIEs, as long as the agreed-upon terms are met. Under these agreements, the Company and its subsidiaries are committed to invest in these VIEs with the other investors based on their respective ownership percentages.

The Company and its subsidiaries concluded that the VIEs are not consolidated because the power to direct these VIEs is held by unrelated parties. In some cases, the Company and its subsidiaries concluded that the VIEs are not consolidated because the power to direct these VIEs is shared among multiple unrelated parties.

(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business

The Company and its subsidiaries establish VIEs and acquire real estate to borrow non-recourse loans from financial institutions and simplify the administration activities necessary for the real estate. The Company and its subsidiaries have consolidated such VIEs even though the Company and its subsidiaries may not have voting rights if substantially all of such VIEs’ subordinated interests are issued to the Company and its subsidiaries, and therefore the VIEs are controlled by and for the benefit of the Company and its subsidiaries.

The Company and its subsidiaries contributed additional funding to certain non-consolidated VIEs to support their repayment, since those VIEs had difficulty repaying debt and accounts payable. The amount of those additional fundings for the years ended March 31, 2011 and 2012 were ¥14,613 million and ¥497 million ($6 million), respectively. As a result, the Company and its subsidiaries performed the reassessment and consolidated those VIEs.

In the consolidated balance sheets, assets of the consolidated VIEs are mainly included in investment in operating leases, office facilities, cash and cash equivalents and other assets, and liabilities of those consolidated VIEs are mainly included in long-term debt, respectively.

(d) VIEs for corporate rehabilitation support business

Financial institutions, the Company and its subsidiary are involved with VIEs established for the corporate rehabilitation support business. VIEs receive the funds from investors including the financial institutions, the Company and the subsidiary, and purchase loan receivables due from borrowers which have financial problems, but that are deemed to have the potential to recover in the future. The servicing operations for the VIEs are conducted by the subsidiary.

The Company and its subsidiary consolidated such VIEs since the Company and the subsidiary have the majority of the investment share of such VIEs, and have the power to direct the activities of the VIEs that most significantly impact the entities’ economic performance through the servicing operations.

In the consolidated balance sheets, assets of the consolidated VIEs are mainly included in installment loans and liabilities of those consolidated VIEs are mainly included in trade notes, accounts payable and other liabilities, respectively.

(e) VIEs for investment in securities

The Company and its subsidiaries have interests in VIEs that are investment funds and mainly invest in equity and debt securities. Such VIEs are managed mainly by fund management companies that are independent of the Company and its subsidiaries.

The Company consolidated certain such VIEs since the Company has the majority of the investment share of them, and has the power to direct the activities of those VIEs that most significantly impact the entities’ economic performance through involvement with the design of the VIEs and/or other means.

In the consolidated balance sheets, assets of the consolidated VIEs are mainly included in investment in securities, other receivables, investment in affiliates, cash and cash equivalents and liabilities of those consolidated VIEs are mainly included in short-term debt and long-term debt, respectively. The Company has commitment agreements by which the Company might be required to make additional investment in certain such consolidated VIEs.

Variable interests of non-consolidated VIEs, which the Company and its subsidiaries have, are included in investment in securities. The Company has commitment agreement by which the Company might be required to make additional investment in certain such non-consolidated VIEs.

(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable

The Company and its subsidiaries use VIEs to securitize financial assets such as direct financing leases receivable and loans receivable. In the securitization process, these financial assets are transferred to SPEs, and the SPEs issue beneficial interests or securities backed by the transferred financial assets to investors. After the securitization, the Company and its subsidiaries continue to hold a subordinated part of the securities, and take a role as a servicer.

The Company and its subsidiaries consolidated such VIEs since the Company and its subsidiaries have the power to direct the activities that most significantly impact the entity’s economic performance by designing the securitization scheme and conducting servicing activities, and have a responsibility to absorb losses of the VIEs that could potentially be significant to the entities by retaining the subordinated part of the securities.

In the consolidated balance sheets, assets of the consolidated VIEs are mainly included in investment in direct financing leases and installment loans and liabilities of those consolidated VIEs are mainly included in long-term debt, respectively.

(g) VIEs for securitization of commercial mortgage loans originated by third parties

The Company and its subsidiaries invest in CMBS originated by third parties. In some cases of such securitization, the Company’s subsidiaries hold the subordinated portion of CMBS and the subsidiaries take a role as a special-servicer of the securitization transaction. As the special servicer, the Company’s subsidiaries have rights to dispose of real estate collateral related to the securitized commercial mortgage loans.

The subsidiaries consolidate certain of these VIEs when the subsidiaries have the power to direct the activities of the VIEs that most significantly impact the entities’ economic performance through the role as special-servicer including the right to dispose of the collateral, and have a responsibility to absorb losses of the VIEs that could potentially be significant to the entities by holding the subordinated part of the securities.

In the consolidated balance sheets, assets of the consolidated VIEs are mainly included in installment loans and investment in securities and liabilities of those consolidated VIEs are mainly included in long-term debt, respectively.

Variable interests of non-consolidated VIEs are included in investment in securities.

(h) Other VIEs

The Company and its subsidiaries are involved with other types of VIEs for various purposes. Consolidated and non-consolidated VIEs of this category are mainly kumiai structures. In addition, a subsidiary has consolidated a VIE which is not included in the categories (a) through (g) above, because the subsidiary holds the subordinated portion of the VIE and the VIE is effectively controlled by the subsidiary. The Company has commitment agreement by which the Company might be required to make additional investment in such consolidated VIEs.

In Japan, certain subsidiaries provide investment products to their customers that employ a contractual mechanism known as a kumiai, which in part result in the subsidiaries forming a type of SPE. As a means to finance the purchase of aircraft or other large-ticket items to be leased to third parties, the Company and its subsidiaries arrange and market kumiai products to investors, who invest a portion of the funds necessary into the kumiai structure. The remainder of the purchase funds is borrowed by the kumiai structure in the form of a non-recourse loan from one or more financial institutions. The kumiai investors (and any lenders to the kumiai structure) retain all of the economic risks and rewards in connection with purchasing and leasing activities of the kumiai structure, and all related gains or losses are recorded on the financial statements of investors in the kumiai. The Company and its subsidiaries are responsible for the arrangement and marketing of these products, and may act as servicer or administrator in kumiai transactions. The fee income for the arrangement and administration of these transactions is recognized in the consolidated statements of income.

In some cases, the Company and its subsidiaries make investments to the kumiai or its related SPE and these VIEs are consolidated because the Company and its subsidiaries have a responsibility to absorb any significant potential loss through the investments and have the power to direct the activities that most significantly impact their economic performance. In other cases, the Company and its subsidiaries are not considered to be the primary beneficiary of the VIEs or kumiais because the Company and its subsidiaries did not make significant investments or guarantee or otherwise have any significant financial commitments or exposure with respect to the kumiai or its related SPE.

The Company and its subsidiaries may use VIEs to finance. The Company and its subsidiaries transfer their own held assets to SPEs, which borrow non-recourse loan from financial institutions and effectively pledge such assets as collateral. The Company guarantees the performance of obligation of the SPEs. The Company and its subsidiaries continually hold subordinated interests in the SPEs and perform administrative work of such assets. The Company and its subsidiaries consolidate such SPEs because the Company and its subsidiaries have a right to direct the activities of them that most significantly impact their economic performance by setting up the scheme and performing administrative work of the assets and have the obligation to absorb losses expected of them by holding the subordinated interests.

Assets of the consolidated SPEs are mainly included in investment in operating leases and other assets and liabilities are mainly included in long- term debt in the consolidated balance sheets, respectively.

Investment in Affiliates	12 Months Ended
Mar. 31, 2012
Investment in Affiliates

12. Investment in Affiliates

Investment in affiliates at March 31, 2011 and 2012 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Shares	¥311,556	¥296,228	$3,604
Loans	61,820	35,489	432

	¥373,376	¥331,717	$4,036

Certain affiliates are listed on stock exchanges. The aggregate investment in and quoted market value of those affiliates amounted to ¥53,851 million and ¥ 54,237 million, respectively, as of March 31, 2011 and ¥48,569 million ($591 million) and ¥58,213 million ($708 million), respectively, as of March 31, 2012.

In fiscal 2010, 2011 and 2012, the Company and its subsidiaries received dividends from affiliates of ¥1,702 million, ¥2,875 million and ¥8,653 million ($105 million), respectively.

The balance of excess of cost over the underlying equity at acquisition dates of investment in affiliates amounted to ¥32,187 million and ¥16,884 million ($205 million) as of March 31, 2011 and 2012, respectively.

ORIX JREIT Inc. (“ORIX JREIT”), an equity method affiliate, entered into an asset management agreement with one of the Company’s subsidiaries and paid management fees of ¥1,572 million, ¥1,555 million and ¥1,691 million ($21 million) for fiscal 2010, 2011 and 2012, respectively.

In fiscal 2010 through 2012, certain subsidiaries sold to ORIX JREIT, office buildings and condominiums mainly under operating leases. As a result of the sales, the subsidiaries recognized gains of ¥3,564 million and ¥3,905 million in earnings as gains on sales of real estate under operating leases for fiscal 2010 and 2011, respectively. As for fiscal 2012, the subsidiaries recognized gains of ¥989 million ($12 million) in earnings as gains on sales of real estate under operating leases, and gains of ¥1,995 million ($24 million) as life insurance premiums and related investment income. The related intercompany profits have been eliminated based on the Company’s proportionate share.

During fiscal 2010, a loss of ¥6,954 million was recorded in equity in net income (loss) of affiliates in the consolidated statements of income, for a change in fair value of an investment that is measured at fair value by the election of fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”). In addition, the Company and its subsidiaries sold the investment and recognized a loss of ¥2,724 million in gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net, in the consolidated statements of income for the fiscal 2010.

During fiscal 2010, the Company transferred its 51% share ownership in ORIX Credit, a domestic subsidiary that operates a card loan business, to Sumitomo Mitsui Banking Corporation (“SMBC”), and ORIX Credit became an affiliate accounted for by the equity method with an investment of 49%. The sales of the portion of ownership interest transferred resulted in a gain of ¥3,571 million and the remeasurement to fair value of the interest retained resulted in a gain of ¥3,430 million, both of which were included in earnings as gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2010. The Company used a dividend discount model and other models to measure fair value of the interest retained. A part of the Company’s loan to ORIX Credit was repaid as a result of the alliance with SMBC and the aggregate amount of the proceed from the sale of the equity interest and the repayment of the loan is included in sales of subsidiaries, net of cash disposed in the accompanying consolidated statement of cash flows. As of March 31, 2010, the investment in ORIX Credit amounted to ¥123,590 million, ¥96,680 million of which consisted of loans.

During fiscal 2010, ORIX Securities, a domestic subsidiary that operates securities business, made a share swap with Monex Group, Inc. (“Monex Group”) to become a wholly owned subsidiary of Monex Group. The Company acquired 22% share ownership of Monex Group and Monex Group became an affiliate accounted for by the equity method. As a result of the swap, a gain of ¥9,337 million was recognized in earnings as gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net.

During fiscal 2010, DAIKYO issued 99,950,000 shares to the public and a third party at ¥182 per share, amounting to ¥18,216 million. As a result, the ownership interest of the Company in DAIKYO decreased from 41% to 31%. Because the issuance price per share issued by DAIKYO was more than the average carrying amount per share of the Company, the Company was required to adjust the carrying amount of its investments in DAIKYO by ¥3,789 million and recognized the gain in earnings as gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net.

During fiscal 2010, Fuji Fire issued 156,976,000 shares to a third party at ¥86 per share, amounting to ¥13,500 million. As a result, the ownership interest of the Company in Fuji Fire decreased from 20% to 15%. Because the issuance price per share issued by Fuji Fire was less than the average carrying amount per share of the Company, the Company was required to adjust the carrying amount of its investment in Fuji Fire by ¥1,839 million and recognized the loss in earnings as gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net. As a result of the decrease of share of ownership, Fuji Fire became a non affiliate accounted for as available-for–sale equity securities.

During fiscal 2011, Monex Group issued 140,000 shares to a third party at ¥22,765 per share, amounting to ¥3,187 million. Besides, Monex Group issued 65,685 shares for the purpose of the acquisition of Boom Group. As a result of these issuances, the ownership interest of the Company in Monex Group decreased from 22% to 21%. Because the issuance price per share issued by Monex Group was less than the average carrying amount per share of the Company, the Company was required to adjust the carrying amount of its investment by ¥710 million and recognized the loss in earnings as gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net.

During fiscal 2012, Monex Group acquired its shares from the market and canceled its own shares. As a result, the ownership interest of the Company in Monex Group increased from 21% to 22%. Additionally the Company recognized ¥12,713 million ($155 million) of impairment losses because it was judged that the downward stock price movement of the Monex Group was other than temporary.

Companies comprising a significant portion of investment in affiliates were DAIKYO (31% of equity share), ORIX Credit (49% of equity share) and Monex Group (22% of equity share) as of March 31, 2010, DAIKYO (31% of equity share), ORIX Credit (49% of equity share) and Monex Group (21% of equity share) as of March 31, 2011 and DAIKYO (31% of equity share), ORIX Credit (49% of equity share) and Monex Group (22% of equity share) as of March 31, 2012.

Combined and condensed information relating to the affiliates for fiscal 2010, 2011 and 2012 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Operations:
Total revenues	¥1,093,173	¥850,947	¥945,635	$11,505
Income before income taxes	139,067	108,175	74,223	903
Net income	89,368	92,763	51,940	632

Financial position:
Total assets	¥3,983,524	¥4,237,580	¥4,561,537	$55,500
Total liabilities	2,968,953	3,174,222	3,508,038	42,682
Total equity	1,014,571	1,063,358	1,053,499	12,818

The Company and its subsidiaries had no significant transactions with these companies except as described above.

For information regarding ORIX Credit, see Note 33 of “Subsequent Events.”

Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2012
Goodwill and Other Intangible Assets

13. Goodwill and Other Intangible Assets

Changes in goodwill by reportable segment for fiscal 2010, 2011 and 2012 are as follows:

In fiscal 2012, in line with a change of management classification, the Company changed certain segment classifications. Due to the changes, the reclassified figures are shown for fiscal 2010, 2011 and 2012.

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas	Total
Balance at March 31, 2009
Goodwill	¥1,029	¥282	¥19,230	¥8,969	¥4,452	¥46,872	¥80,834
Accumulated impairment losses	(617)	0	0	(2,973)	0	0	(3,590)

	412	282	19,230	5,996	4,452	46,872	77,244
Acquired	173	0	1,473	140	0	0	1,786
Impairment	(295)	0	0	(2,393)	0	0	(2,688)
Other (net)*	0	0	(2,167)	(912)	0	(2,189)	(5,268)

Balance at March 31, 2010
Goodwill	1,202	282	18,536	7,329	4,452	44,683	76,484
Accumulated impairment losses	(912)	0	0	(4,498)	0	0	(5,410)

	290	282	18,536	2,831	4,452	44,683	71,074
Acquired	0	0	148	0	0	29,099	29,247
Impairment	(173)	0	0	0	0	0	(173)
Other (net)*	0	0	363	(1,334)	0	(4,387)	(5,358)

Balance at March 31, 2011
Goodwill	547	282	19,047	3,674	4,452	69,395	97,397
Accumulated impairment losses	(430)	0	0	(2,177)	0	0	(2,607)

	117	282	19,047	1,497	4,452	69,395	94,790
Acquired	380	0	44	14	0	3,586	4,024
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	(28)	(1,238)	0	(1,737)	(3,003)

Balance at March 31, 2012
Goodwill	754	282	19,063	312	4,452	71,244	96,107
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	¥497	¥282	¥19,063	¥273	¥4,452	¥71,244	¥95,811

	Millions of U.S. dollars
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas	Total
Balance at March 31, 2011
Goodwill	$7	$3	$232	$44	$54	$845	$1,185
Accumulated impairment losses	(6)	0	0	(26)	0	0	(32)

	1	3	232	18	54	845	1,153
Acquired	5	0	0	0	0	44	49
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	(0)	(15)	0	(21)	(36)

Balance at March 31, 2012
Goodwill	9	3	232	3	54	868	1,169
Accumulated impairment losses	(3)	0	0	(0)	0	0	(3)

	$6	$3	$232	$3	$54	$868	$1,166

*	Other includes foreign currency translation adjustments and certain other reclassifications.

Other intangible assets at March 31, 2011 and 2012 consist of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Intangible assets not subject to amortization:
Trade name	¥18,175	¥18,062	$220
Others	463	521	6

	18,638	18,583	226

Intangible assets subject to amortization:
Software	58,654	69,261	843
Others	15,601	13,533	164

	74,255	82,794	1,007
Accumulated amortization	(43,737)	(49,017)	(596)

Net	30,518	33,777	411

	¥49,156	¥52,360	$637

The aggregate amortization expenses for intangible assets are ¥8,203 million, ¥7,244 million and ¥7,066 million ($86 million) in fiscal 2010, 2011 and 2012, respectively.

The estimated amortization expenses for each of five succeeding fiscal years are ¥7,053 million ($86 million) in fiscal 2013, ¥6,054 million ($74 million) in fiscal 2014, ¥4,775 million ($58 million) in fiscal 2015, ¥4,062 million ($49 million) in fiscal 2016 and ¥1,983 million ($24 million) in fiscal 2017, respectively.

As a result of the impairment test, the Company and its subsidiaries have recognized no impairment losses on intangible assets from fiscal 2010 through fiscal 2012.

Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2012
Short-Term and Long-Term Debt

14. Short-Term and Long-Term Debt

Short-term debt consists of notes payable to banks, bank overdrafts, commercial paper and notes.

The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2011 and 2012 are as follows:

March 31, 2011

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥194,728	1.3%
Short-term debt outside Japan, mainly from banks	103,107	3.1
Commercial paper in Japan	180,798	0.2

	¥478,633	1.3

March 31, 2012

	Millions of yen	Millions of U.S. dollars	Weighted average rate
Short-term debt in Japan, mainly from banks	¥168,012	$2,044	0.7%
Short-term debt outside Japan, mainly from banks	107,568	1,309	4.2
Commercial paper in Japan	176,415	2,146	0.2
Commercial paper outside Japan	4,023	49	4.0
Notes outside Japan	1,955	24	5.3

	¥457,973	$5,572	1.4

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2011 and 2012 are as follows:

March 31, 2011

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2012~2025	¥240,904	2.8%
Floating rate	2012~2026	1,263,844	1.3
Insurance companies and others:
Fixed rate	2012~2018	325,006	1.8
Floating rate	2012~2028	233,345	1.1
Unsecured bonds	2012~2021	1,177,582	1.9
Unsecured convertible bonds with stock acquisition rights	2014	149,974	1.0
Unsecured bond with stock acquisition rights	2023	34,233	0.0
Unsecured notes under medium-term note program	2012~2018	88,190	1.9
Payables under securitized lease receivables	2012~2016	170,820	1.5
Payables under securitized loan receivables and investment in securities	2012~2039	847,370	4.3

		¥4,531,268	2.1

March 31, 2012

	Due (Fiscal Year)	Millions of yen	Millions of U.S. dollars	Weighted average rate
Banks:
Fixed rate	2013~2025	¥248,452	$3,023	2.7%
Floating rate	2013~2027	1,223,127	14,881	1.3
Insurance companies and others:
Fixed rate	2013~2020	289,871	3,527	1.8
Floating rate	2013~2028	240,277	2,923	1.1
Unsecured bonds	2013~2021	1,144,539	13,925	2.1
Unsecured convertible bonds with stock acquisition rights	2014	149,968	1,825	1.0
Unsecured bond with stock acquisition rights	2023	35,630	434	0.0
Unsecured notes under medium-term note program	2013~2018	60,911	741	2.0
Payables under securitized lease receivables	2013~2018	172,917	2,104	1.1
Payables under securitized loan receivables and investment in securities	2013~2039	701,788	8,539	4.5

		¥4,267,480	$51,922	2.1

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2012 is as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥1,149,478	$13,986
2014	1,158,887	14,100
2015	533,415	6,490
2016	599,510	7,294
2017	497,025	6,047
Thereafter	329,165	4,005

Total	¥4,267,480	$51,922

For borrowings from banks, insurance companies and other financial institutions, and for bonds, interest payments are usually paid semi-annually and principal repayments are made upon maturity of the loan contracts or bonds. For medium-term notes, interest payments are mainly made semi-annually and principal is repaid upon maturity of the notes.

For unsecured convertible bond with stock acquisition rights, the Company issued series three unsecured convertible bond with stock acquisition rights of ¥150,000 million in December 2008. As of March 31, 2012, the bond had stock acquisition rights that were convertible into 21,916,494 shares of common stock at a conversion price of ¥6,842.70 ($83.25) per share. The conversion price shall be adjusted mainly in a situation where the Company issues new shares at less than the current market price of the shares.

For unsecured bond with stock acquisition rights, the Company issued Liquid Yield Option NotesTM of $400 million, net of unamortized discount of $622 million, in June 2002. As of March 31, 2012, the bond had stock acquisition rights that were convertible into 2,493,309 shares of common stock at a conversion price of $115.12 per share. The stock acquisition rights may be exercised (1) if the closing price at Tokyo Stock Exchange for the shares for at least 20 trading days in a period of 30 consecutive trading days ending on the last trading day of the previous quarter is more than specified conversion trigger price which will be accreted from $126.63 for the quarter including the date of issuance to $320.72 for the quarter including the date of the bond maturity, (2) during any period in which the issuer rating or the long-term senior debt credit rating assigned to the Company is below a specified level, (3) if the bond is called for redemption or (4) if specified corporate transactions have occurred. The conversion price shall be adjusted mainly in a situation where the Company issues new shares at less than the current market price of the shares.

During fiscal 2010, 2011 and 2012, the Company and certain subsidiaries recognized net amortization expenses of bond premiums and discounts, and deferred issuance costs of bonds and medium-term notes in the amount of ¥4,022 million, ¥3,996 million and ¥3,999 million ($49 million), respectively.

Total committed credit lines for the Company and its subsidiaries were ¥464,432 million and ¥463,969 million ($5,645 million) at March 31, 2011 and 2012, respectively, and, of these lines, ¥410,447 million and ¥427,435 million ($5,201 million) were available at March 31, 2011 and 2012, respectively. Of the available committed credit lines, ¥107,010 million and ¥210,139 million ($2,557 million) were long-term committed credit lines at March 31, 2011 and 2012, respectively.

Some of the debt and commitment contracts contain covenant clauses, and some of these include financial restrictions, such as maintenance of certain ORIX Corporation shareholders’ equity ratios, as well as maintenance of specified credit ratings. As of March 31, 2012, the Company and its subsidiaries were in compliance with such objective covenant requirements.

The agreements related to debt payable to banks provide that the banks under certain circumstances may request additional security for loans and have the right to offset cash deposited against any short-term or long-term debt that becomes due and, in case of default and certain other specified events, against all other debt payable to the banks.

Other than the assets of the consolidated variable interest entities pledged as collateral for financing described in Note 11 (“Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2012:

	Millions of yen	Millions of U.S. dollars
Minimum lease payments, loans and investment in operating leases	¥102,256	$1,244
Investment in securities	82,602	1,005
Other operating assets	9,672	118
Other assets	2,122	26

	¥196,652	$2,393

As of March 31, 2012, investment in securities of ¥27,641 million ($336 million) was pledged for primarily collateral deposits.

Under loan agreements relating to short-term and long-term debt from commercial banks and certain insurance companies, the Company and certain subsidiaries are required to provide collateral against these debts at any time if requested by the lenders. The Company and the subsidiaries did not receive any such requests from the lenders as of March 31, 2012.

Deposits	12 Months Ended
Mar. 31, 2012
Deposits

15. Deposits

Deposits at March 31, 2011 and 2012 consist of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Time deposits	¥921,352	¥894,169	$10,879
Other deposits	143,823	209,345	2,547

Total	¥1,065,175	¥1,103,514	$13,426

The balances of time deposits and certificates of deposit issued in amounts of ¥10 million ($122 thousand) or more were ¥581,761 million and ¥588,550 million ($7,161 million) at March 31, 2011 and 2012, respectively.

The maturity schedule of time deposits at March 31, 2012 is as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥517,647	$6,298
2014	120,256	1,463
2015	129,918	1,581
2016	66,772	812
2017	59,576	725

Total	¥894,169	$10,879

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes

16. Income Taxes

Income before income taxes and discontinued operations, and the provision for income taxes in fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Income before income taxes and discontinued operations:
Japan	¥14,785	¥38,569	¥74,291	$904
Overseas	41,272	54,732	56,193	684

	¥56,057	¥93,301	¥130,484	$1,588

Provision for income taxes:
Current—
Japan	¥32,286	¥26,566	¥12,302	$149
Overseas	17,553	18,367	16,423	200

	49,839	44,933	28,725	349

Deferred—
Japan	(23,322)	(15,137)	17,766	216
Overseas	(5,427)	(3,653)	(1,860)	(22)

	(28,749)	(18,790)	15,906	194

Provision for income taxes	¥21,090	¥26,143	¥44,631	$543

In fiscal 2010, 2011 and 2012, the Company and its subsidiaries in Japan are subject to a National Corporate tax of 30%, an Inhabitant tax of approximately 6% and a deductible Enterprise tax of approximately 8%, which in the aggregate result in a statutory income tax rate of 40.9%.

Reconciliation of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Income before income taxes and discontinued operations	¥56,057	¥93,301	¥130,484	$1,588

Tax provision computed at statutory rate	¥22,927	¥38,160	¥53,368	$649
Increases (reductions) in taxes due to:
Change in valuation allowance	1,165	(5,647)	4,071	50
Non-deductible expenses for tax purposes	1,638	1,024	1,336	16
Non-taxable income for tax purposes	(635)	(2,697)	(2,852)	(35)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(3,699)	(4,335)	(6,994)	(85)
Effect of the new Japanese tax law	0	0	(8,195)	(100)
Other, net	(306)	(362)	3,897	48

Provision for income taxes	¥21,090	¥26,143	¥44,631	$543

The effective income tax rate is different from the statutory tax rate primarily because of certain non-deductible expenses for tax purposes, non-taxable income for tax purposes, a change in valuation allowance, the effect of lower income tax rates on foreign subsidiaries and a domestic life insurance subsidiary and the effect of the tax reforms as discussed in the following paragraph.

On November 30, 2011, the bill for reconstruction funding after the March 11, 2011 Great East Japan Earthquake and the bill for the 2011 tax reform were approved by the National Diet of Japan. From fiscal years beginning on or after April 1, 2012, the Japanese corporation tax rate will be reduced, and as a result, the statutory income tax rate for fiscal years beginning between April 1, 2012 and March 31, 2015 will be reduced to approximately 38.3%. The rate for fiscal years beginning after April 1, 2015 will be reduced to approximately 35.9%. In addition, the tax loss carry-forward rules have been amended. The carry-forward period will be extended to 9 years, compared to 7 years under the pre-amendment rules. Further, the deductible amount will be limited to 80% of taxable income for the year, while total amount of taxable income for the year was available for the deduction under the pre-amendment rules. The amendment to the carry-forward period will be applicable for tax losses incurred in fiscal years ending on or after April 1, 2008 and the amendment to the deductible amount will be applicable for fiscal years beginning on or after April 1, 2012. Increase and decrease of the deferred tax assets and liabilities due to these tax reforms resulted in a decrease of provision for income taxes by ¥7,661 million ($93 million) in the accompanying consolidated statements of income.

Total income taxes recognized in fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Provision for income taxes	¥21,090	¥26,143	¥44,631	$543
Income taxes on discontinued operations	7,019	6,771	(1,410)	(17)
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	7,816	3,403	1,357	17
Defined benefit pension plans	4,925	(1,427)	(1,774)	(22)
Foreign currency translation adjustments	4,722	(214)	335	4
Net unrealized gains (losses) on derivative instruments	(1,066)	(338)	(648)	(8)

Total income taxes	¥44,506	¥34,338	¥42,491	$517

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2011 and 2012 are as follows:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Assets:
Net operating loss carryforwards	¥47,623	¥41,288	$502
Allowance for doubtful receivables on direct financing leases and probable loan losses	69,917	50,016	609
Investment in securities	6,672	5,325	65
Other operating assets	2,638	3,928	48
Accrued expenses	11,865	7,294	89
Installment loans	24,747	22,970	279
Other	30,521	40,449	492

	193,983	171,270	2,084
Less: valuation allowance	(26,794)	(24,138)	(294)

	167,189	147,132	1,790
Liabilities:
Investment in direct financing leases	16,462	12,535	152
Investment in operating leases	64,992	63,372	771
Deferred insurance policy acquisition costs	29,233	31,723	386
Policy liabilities	21,123	22,159	270
Undistributed earnings	23,892	19,792	241
Prepaid benefit cost	11,992	8,860	108
Other	68,950	60,271	733

	236,644	218,712	2,661

Net deferred tax liability	¥69,455	¥71,580	$871

The valuation allowance is mainly recognized for deferred tax assets of consolidated subsidiaries with net operating loss carryforwards for tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilizable. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company and its subsidiaries will realize the benefits of these deductible temporary differences and tax loss carryforwards, net of the existing valuation allowances at March 31, 2012. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced. The net changes in the total valuation allowance were decreases of ¥1,789 million in fiscal 2010 and decreases of ¥16,052 million in fiscal 2011, and decreases of ¥2,656 million ($32 million) in fiscal 2012, respectively.

The Company and certain subsidiaries have net operating loss carryforwards of ¥170,866 million ($2,079 million) at March 31, 2012, which expire as follows:

Year ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥11,076	$135
2014	4,572	56
2015	6,816	83
2016	28,915	352
2017	26,589	323
Thereafter	92,898	1,130

Total	¥170,866	$2,079

Net deferred tax assets and liabilities at March 31, 2011 and 2012 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Other assets	¥91,063	¥25,773	$313
Income taxes: Deferred	160,518	97,353	1,184

Net deferred tax liability	¥69,455	¥71,580	$871

The Company and its subsidiaries adopted ASC 740 (“Income Taxes”). The unrecognized tax benefits as of March 31, 2011 and March 31, 2012 were not material. The Company and its subsidiaries believe that it is not reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of March 31, 2012.

The total amounts of penalties and interest expense related to income taxes recognized in the consolidated balance sheets as of March 31, 2011 and March 31, 2012, and in the consolidated statements of income for the years ended March 31, 2010, 2011 and 2012 were not material.

The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions. The Company is no longer subject to ordinary tax examination for the tax years prior to fiscal 2011, and its major domestic subsidiaries are no longer subject to ordinary tax examination for the tax years prior to fiscal 2009, respectively.

Subsidiaries in the United States remain subject to a tax examination for the tax years after fiscal 2003.

Pension Plans	12 Months Ended
Mar. 31, 2012
Pension Plans

17. Pension Plans

The Company and certain subsidiaries have contributory and non-contributory pension plans covering substantially all of their employees. Those contributory funded pension plans include defined benefit pension plans and defined contribution pension plans. Under the plans, employees are entitled to lump-sum payments at the time of termination of their employment or pension payments. Defined benefit pension plans consist of a plan of which the amounts of such payments are determined on the basis of length of service and remuneration at the time of termination and a cash balance plan.

The Company and its subsidiaries’ funding policy is to contribute annually the amounts actuarially determined. Assets of the plans are invested primarily in interest-bearing securities and marketable equity securities.

The funded status of the defined benefit pension plans, a substantial portion of which consists of domestic pension plans, as of March 31, 2011 and 2012 is as follows:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Change in benefit obligation:
Benefit obligation at beginning of year	¥56,390	¥58,589	$713
Service cost	3,104	3,049	37
Interest cost	1,355	1,339	16
Actuarial loss	1,147	3,170	39
Foreign currency exchange rate change	(415)	(35)	(0)
Benefits paid	(2,423)	(2,195)	(27)
Plan Settlements	(231)	0	0
Other	(338)	(198)	(2)

Benefit obligation at end of year	58,589	63,719	776

Change in plan assets:
Fair value of plan assets at beginning of year	85,967	85,396	1,039
Actual return on plan assets	(449)	108	1
Employer contribution	2,556	2,542	31
Benefits paid	(2,362)	(2,090)	(25)
Foreign currency exchange rate change	(277)	(11)	(0)
Plan settlements	(39)	0	0

Fair value of plan assets at end of year	85,396	85,945	1,046

The funded status of the plans	¥26,807	¥22,226	$270

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in prepaid expenses	¥29,125	¥24,459	$298
Accrued benefit liability included in accrued expenses	(2,318)	(2,233)	(28)

Net amount recognized	¥26,807	¥22,226	$270

Amount recognized in accumulated other comprehensive income (loss), pre-tax, at March 31, 2011 and 2012 consisted of:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Net prior service credit	¥8,910	¥7,697	$94
Net actuarial loss	(27,257)	(31,120)	(379)
Net transition obligation	(382)	(325)	(4)

Total recognized in accumulated other comprehensive income (loss), pre-tax	¥(18,729)	¥(23,748)	¥(289)

The estimated portions of the net prior service credit, net actuarial loss and net transition obligation above that will be recognized as a component of net pension cost in 2013 are ¥1,166 million ($14 million), ¥1,496 million ($18 million) and ¥56 million ($1 million), respectively.

The accumulated benefit obligations for all defined benefit pension plans were ¥52,701 million and ¥56,766 million ($691 million), respectively, at March 31, 2011 and 2012.

The aggregate projected benefit obligations, aggregate accumulated benefit obligations and aggregate fair values of plan assets for the plans with the accumulated benefit obligations in excess of plan assets were ¥4,631 million, ¥4,384 million and ¥2,375 million, respectively, at March 31, 2011 and ¥5,210 million ($63 million), ¥4,898 million ($60 million) and ¥3,019 million ($37 million), respectively, at March 31, 2012.

Net pension cost of the plans for fiscal 2010, 2011 and 2012 consists of the following:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Service cost	¥3,255	¥3,104	¥3,049	$37
Interest cost	1,265	1,355	1,339	16
Expected return on plan assets	(1,747)	(2,025)	(2,019)	(25)
Amortization of transition obligation	(3)	(4)	56	1
Amortization of net actuarial loss	2,098	1,036	1,218	15
Amortization of prior service credit	(1,209)	(1,193)	(1,193)	(14)
Plan curtailments and settlements	3	0	0	0

Net periodic pension cost	¥3,662	¥2,273	¥2,450	$30

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2010, 2011 and 2012 are summarized as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Current year actuarial gain (loss)	¥11,275	¥(3,446)	¥(5,144)	$(63)
Amortization of net actuarial loss	2,098	1,036	1,218	15
Prior service credit due to amendments	(183)	8	7	0
Amortization of prior service credit	(1,209)	(1,193)	(1,193)	(14)
Amortization of transition obligation	(3)	(4)	56	1
Plan curtailments and settlements	3	0	18	0
Foreign currency exchange rate change	69	166	19	0

Total recognized in other comprehensive income (loss), pre-tax	¥12,050	¥(3,433)	¥(5,019)	$(61)

The Company and certain subsidiaries use March 31 as a measurement date for all of our material plans.

Significant assumptions of domestic and overseas pension plans used to determine these amounts are as follows:

Domestic	2010	2011	2012
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	2.1%	2.1%	1.8%
Rate of increase in compensation levels	5.9%	6.1%	6.1%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.9%	2.1%	2.1%
Rate of increase in compensation levels	5.8%	5.9%	6.1%
Expected long-term rate of return on plan assets	2.2%	2.2%	2.2%

Overseas	2010	2011	2012
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate.	6.0%	5.5%	4.5%
Rate of increase in compensation levels	0.8%	0.8%	0.7%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	7.1%	6.0%	5.5%
Rate of increase in compensation levels	0.6%	0.8%	0.8%
Expected long-term rate of return on plan assets	8.1%	8.1%	7.2%

The Company and certain subsidiaries determine the expected long-term rate of return on plan assets annually based on the composition of the pension asset portfolios and the expected long-term rate of return on these portfolios. The expected long-term rate of return is designed to approximate the long-term rate of return actually earned on the plans’ assets over time to ensure that funds are available to meet the pension obligations that result from the services provided by employees. The Company and certain subsidiaries use a number of factors to determine the expected rate of return, including actual historical returns on the asset classes of the plans’ portfolios and independent projections of returns of the various asset classes.

The Company and certain subsidiaries’ investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants. The Company and certain subsidiaries formulate a policy portfolio appropriate to produce the expected long-term rate of return on plan assets, and ensure that plan assets are allocated under this policy portfolio. The Company and certain subsidiaries periodically have an external consulting firm monitor the results of actual return and revise the policy portfolio if necessary.

The three levels of input used to measure fair value are described in Note 2.

The fair value of pension plan assets at March 31, 2011 and 2012, by asset category, are as follows:

	March 31, 2011
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Japanese companies*1	¥1,016	¥1,016	¥0	¥0
Pooled funds*2	18,690	0	18,690	0
Other than Japan
Pooled funds*3	11,864	0	11,864	0

Debt securities:
Japan
Pooled funds*4	25,468	0	25,468	0
Other than Japan
Asset backed securities	1,076	0	1,076	0
Pooled funds*5	7,655	0	7,655	0

Alternative investments:
Pooled funds*6	11,633	0	6,685	4,948

Other assets:
Life insurance company general accounts*7	5,386	0	5,386	0
Others*8	2,608	0	2,608	0

	¥85,396	¥1,016	¥79,432	¥4,948

*1	Equity securities of Japanese companies in which the Company and certain subsidiaries invest as pension plan assets include units of ORIX JREIT Inc. in the amounts of ¥34 million at March 31, 2011.
*2	These funds invest in listing shares.
*3	These funds invest in listing shares.
*4	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds.
*5	These funds invest mainly in foreign government bonds.
*6	These funds invest in hedge funds as alternative investments.
*7	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*8	Others include mainly short-term instruments.

At March 31, 2011, our policy for the portfolio of plans consisted of four major components: approximately 40% was invested in equity securities, approximately 40% was invested in debt securities, approximately 10% was invested in alternative investments and approximately 10% was invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

	March 31, 2012
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥9,360	¥0	¥9,360	¥0
Other than Japan
Pooled funds*2	11,826	0	11,826	0

Debt securities:
Japan
Pooled funds*3	25,182	0	25,182	0
Other than Japan
Municipal bonds	2,791	0	2,791	0
Pooled funds*4	12,894	0	12,894	0

Other assets:
Life insurance company general accounts*5	17,280	0	17,280	0
Others*6	6,612	0	6,612	0

	¥85,945	¥0	¥85,945	¥0

	March 31, 2012
	Millions of U.S. dollars
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	$114	$0	$114	$0
Other than Japan
Pooled funds*2	144	0	144	0

Debt securities:
Japan
Pooled funds*3	306	0	306	0
Other than Japan
Municipal bonds	34	0	34	0
Pooled funds*4	157	0	157	0

Other assets:
Life insurance company general accounts*5	210	0	210	0
Others*6	81	0	81	0

	$1,046	$0	$1,046	$0

*1	These funds invest in listing shares and include units of ORIX JREIT Inc. in the amounts of ¥89 million ($1milion) at March 31, 2012.
*2	These funds invest in listing shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds.
*4	These funds invest approximately 80% in foreign government bonds, and approximately 20% in foreign municipal bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2012, our policy for the portfolio of plans consists of three major components: approximately 20% is invested in equity securities, approximately 50% is invested in debt securities and approximately 30% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets.

Level 1 assets are comprised principally of equity securities, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of pooled funds that invest in equity, debt securities and hedge funds and investments in life insurance company general accounts. Pooled funds are valued at the net asset value per share at the measurement date. They are not redeemable at the net asset value per share at the measurement date but they are redeemable at the net asset value per share in the near term after the measurement date. Investments in life insurance company general accounts are valued at conversion value. Level 3 assets are comprised of pooled funds that invest in hedge funds that are measured at their net asset values. However, the hedge funds are not redeemable at the net asset values at the measurement date or within a near term after the measurement date.

The following table represents the reconciliation for the Level 3 plan assets during fiscal 2011 and 2012:

	Alternative investments
	Pooled funds
	2011	2012	2012
	Millions of yen	Millions of yen	Millions of U.S. dollars
Balance at beginning of year	¥4,728	¥4,948	$60
Realized and unrealized return on plan assets	220	18	0
Purchases, sales and redemptions, net	0	(4,966)	(60)

Balance at end of year	¥4,948	¥0	$0

The Company and certain subsidiaries expect to contribute ¥2,736 million ($33 million) to pension plans during the year ending March 31, 2013.

At March 31, 2012, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥1,832	$22
2014	1,437	17
2015	1,536	19
2016	1,652	20
2017	1,775	22
2018-2022	11,460	140

Total	¥19,692	$240

The cost recognized for the defined contribution pension plans of the Company and certain of its subsidiaries for the years ended March 31, 2010, 2011 and 2012 were ¥1,305 million, ¥1,578 million and ¥1,409 million ($17 million), respectively.

Redeemable Noncontrolling Interests	12 Months Ended
Mar. 31, 2012
Redeemable Noncontrolling Interests

18. Redeemable Noncontrolling Interests

Changes in redeemable noncontrolling interests in fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Beginning Balance	¥25,396	¥28,095	¥33,902	$412
Contribution to subsidiary	0	10,219	0	0
Adjustment of redeemable noncontrolling interests to redemption value	(139)	(73)	1,188	14
Transaction with noncontrolling interests	1,962	1,063	1,213	15
Comprehensive income (loss)
Net Income	2,476	2,959	2,724	33
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(1,600)	(2,353)	(315)	(4)
Total other comprehensive income (loss)	(1,600)	(2,353)	(315)	(4)
Comprehensive income (loss)	876	606	2,409	29
Cash dividends	0	(6,008)	(1,079)	(12)

Ending Balance	¥28,095	¥33,902	¥37,633	$458

Stock-Based Compensation	12 Months Ended
Mar. 31, 2012
Stock-Based Compensation

19. Stock-Based Compensation

The Company has a number of stock-based compensation plans as incentive plans for directors, executive officers, corporate auditors and selected employees.

Stock-option program

Since fiscal 2003, the Company has granted stock acquisition rights that have a vesting period between 1.67 and 1.92 years and an exercise period between 9.67 and 9.92 years. The acquisition rights were to purchase the Company’s common stock at an exercise price and were distributed to directors, executive officers, corporate auditors and certain employees of the Company, subsidiaries and capital tie-up companies such as affiliated companies. As for fiscal 2010, 2011 and 2012, the Company has not granted stock options.

A summary of information related to the Company’s stock acquisition rights is as follows:

Years ended March 31,	Exercise period	Number of shares Initially granted	Exercise price
			Yen	U.S. dollars
2003	From June 27, 2004 to June 26, 2012	453,300	¥7,206	$88
2004	From June 26, 2005 to June 25, 2013	516,000	6,991	85
2005	From June 24, 2006 to June 23, 2014	528,900	11,720	143
2006	From June 22, 2007 to June 21, 2015	477,400	18,903	230
2007	From June 21, 2008 to June 20, 2016	194,200	29,611	360
2008	From July 5, 2009 to June 22, 2017	144,980	31,009	377
2009	From July 18, 2010 to June 24, 2018	147,900	16,888	205

For the stock-option programs, the exercise prices, which are determined by a formula linked to the price of the Company’s common stock on the Tokyo Stock Exchange, are equal or greater than the fair market value of the Company’s common stock at the grant dates.

The following table summarizes information about the activity of these stock options for the year ended 2012:

	Number of shares	Weighted average exercise price(*)		Weighted average remaining contractual life	Aggregate intrinsic value
		Yen	U.S. dollar	Years	Millions of yen	Millions of U.S. dollar
Outstanding at beginning of the year	1,222,360	¥18,493	$225
Exercised	(7,700)	7,072	86
Forfeited or expired	(166,840)	15,834	193

Outstanding at end of year	1,047,820	19,001	231	3.52	¥107	$1

Exercisable at end of year	1,047,820	¥19,001	$231	3.52	¥107	$1

*	The exercise prices of the granted options were adjusted in July 2009 for the issuance of new 18 million shares.

The Company received ¥77 million, ¥98 million and ¥55 million ($1 million) in cash from the exercise of stock options during fiscal 2010, 2011 and 2012, respectively.

The total intrinsic value of options exercised during fiscal 2010, 2011 and 2012 was ¥6 million, ¥19 million and ¥5 million ($0 million), respectively.

The Company recognized incremental stock-based compensation costs of its stock-option program in the amount of ¥611 million and ¥142 million for fiscal 2010 and 2011, respectively. In fiscal 2012, the Company did not recognize any incremental stock-based compensation costs of its stock-option program. As of March 31, 2012, the total unrecognized compensation costs were nothing.

Stock compensation program

The Company maintains a stock compensation program, under which points are granted annually to directors, executive officers and group executives of the Company based upon the prescribed standards of the Company. Upon retirement, each of eligible directors, executive officers, and group executives effectively receives a certain number of the Company’s common shares calculated by translating each point earned by that retiree to one common share adjusted for applicable withholding tax effect. The Company’s common shares are provided either from the treasury stock or by issuing new shares as necessary. In fiscal 2012, the Company granted 37,600 points, and 17,929 points were settled for individuals who retired during fiscal 2012. Total points outstanding under the stock compensation program as of March 31, 2012 were 142,679 points.

During fiscal 2010, 2011 and 2012, the Company recognized incremental stock-based compensation costs of its stock compensation program in the amount of ¥355 million, ¥255 million and ¥288 million ($4 million), respectively.

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2012
Accumulated Other Comprehensive Income (Loss)

20. Accumulated Other Comprehensive Income (Loss)

Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation in fiscal 2010, 2011 and 2012 are as follows. Comprehensive income (loss) and its components attributable to ORIX Corporation and noncontrolling interests have been reported, net of tax, in the consolidated statements of changes in equity, and information about comprehensive income (loss) and its components attributable to redeemable noncontrolling interests is provided in Note 18 (“Redeemable Noncontrolling Interests”). Total comprehensive income (loss) and its components have been reported, net of tax, in the consolidated statements of comprehensive income.

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2009	¥(5,615)	¥(16,221)	¥(71,791)	¥1,243	¥(92,384)
Net unrealized gains on investment in securities, net of tax of ¥(6,610) million	11,357				11,357
Reclassification adjustment included in net income, net of tax of ¥(1,206) million	1,753				1,753
Defined benefit pension plans, net of tax of ¥(4,567) million		6,601			6,601
Reclassification adjustment included in net income, net of tax of ¥(358) million		528			528
Foreign currency translation adjustments, net of tax of ¥(4,487) million			(6,199)		(6,199)
Reclassification adjustment included in net income, net of tax of ¥(235) million			339		339
Net unrealized losses on derivative instruments, net of tax of ¥743 million				(630)	(630)
Reclassification adjustment included in net income, net of tax of ¥323 million				(824)	(824)

Change during year	13,110	7,129	(5,860)	(1,454)	12,925

Balance at March 31, 2010	7,495	(9,092)	(77,651)	(211)	(79,459)
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, net of tax of ¥2,265 million	(3,597)		191		(3,406)
Balance at April 1, 2010	3,898	(9,092)	(77,460)	(211)	(82,865)
Net unrealized gains on investment in securities, net of tax of ¥(2,379) million	3,292				3,292
Reclassification adjustment included in net income, net of tax of ¥(3,289) million	4,313				4,313
Defined benefit pension plans, net of tax of ¥1,339 million		(1,934)			(1,934)
Reclassification adjustment included in net income, net of tax of ¥88 million		(72)			(72)
Foreign currency translation adjustments, net of tax of ¥245 million			(18,158)		(18,158)
Reclassification adjustment included in net income, net of tax of ¥(31) million			44		44
Net unrealized losses on derivative instruments, net of tax of ¥488 million				(1,011)	(1,011)
Reclassification adjustment included in net income, net of tax of ¥(150) million				211	211

Change during year	7,605	(2,006)	(18,114)	(800)	(13,315)

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2011	¥11,503	¥(11,098)	¥(95,574)	¥(1,011)	¥(96,180)
Net unrealized gains on investment in securities, net of tax of ¥(2,820) million	6,963				6,963
Reclassification adjustment included in net income, net of tax of ¥1,463 million	(2,321)				(2,321)
Defined benefit pension plans, net of tax of ¥1,807 million		(3,292)			(3,292)
Reclassification adjustment included in net income, net of tax of ¥(33) million		47			47
Foreign currency translation adjustments, net of tax of ¥(335) million			(118)		(118)
Reclassification adjustment included in net income, net of tax of ¥0 million			0		0
Net unrealized losses on derivative instruments, net of tax of ¥450 million				(974)	(974)
Reclassification adjustment included in net income, net of tax of ¥198 million				(181)	(181)

Change during year	4,642	(3,245)	(118)	(1,155)	124

Balance at March 31, 2012	¥16,145	¥(14,343)	¥(95,692)	¥(2,166)	¥(96,056)

	Millions of U.S. dollars
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2011	$140	$(135)	$(1,163)	$(12)	$(1,170)
Net unrealized gains on investment in securities, net of tax of $(34) million	84				84
Reclassification adjustment included in net income, net of tax of $17 million	(28)				(28)
Defined benefit pension plans, net of tax of $22 million		(40)			(40)
Reclassification adjustment included in net income, net of tax of $0 million		0			0
Foreign currency translation adjustments, net of tax of $(4) million			(1)		(1)
Reclassification adjustment included in net income, net of tax of $0 million			0		0
Net unrealized losses on derivative instruments, net of tax of $6 million				(12)	(12)
Reclassification adjustment included in net income, net of tax of $2 million				(2)	(2)

Change during year	56	(40)	(1)	(14)	1

Balance at March 31, 2012	$196	$(175)	$(1,164)	$(26)	$(1,169)

ORIX Corporation Shareholders' Equity	12 Months Ended
Mar. 31, 2012
ORIX Corporation Shareholders' Equity

21. ORIX Corporation Shareholders’ Equity

Changes in the number of shares issued in fiscal 2010, 2011 and 2012 are as follows:

	Number of shares
	2010	2011	2012
Beginning balance	92,217,067	110,229,948	110,245,846
Issuance of common stock	18,000,000	0	0
Exercise of stock options	11,000	14,000	7,700
Conversion of convertible bonds	1,881	1,898	876

Ending balance	110,229,948	110,245,846	110,254,422

The Japanese Companies Act (the “Act”), effective on May 1, 2006, provides that an amount equivalent to 10% of any dividends resulting from appropriation of retained earnings be appropriated to the legal reserve until the aggregate amount of the additional paid-in capital and the legal reserve equals 25% of the issued capital. The Act also provides that both additional paid-in capital and the legal reserve are not available for dividends but may be capitalized or may be reduced by resolution of the general meeting of shareholders. However, by specifying in the Company’s articles of incorporation, dividends can be declared by the Board of Directors instead of the general meeting of shareholders. In accordance with this, the Board of Directors of the Company resolved in May 2012 that a total of ¥9,676 million ($118 million) dividends shall be distributed to the shareholders of record as of March 31, 2012. The liability for declared dividends and related impact on total equity is accounted for in the period of such Board of Directors’ resolution.

The Act provides that at least one-half of amounts paid for new shares are included in common stock when they are issued. In conformity therewith, the Company has divided the principal amount of bonds converted into common stock and proceeds received from the issuance of common stock, including the exercise of warrants and stock acquisition rights, equally between common stock and additional paid-in capital, and set off expenses related to the issuance from the additional paid-in capital. On July 21, 2009, the Company issued 18,000,000 shares of common stock primarily by way of a Japanese public offering and an international offering. As a result of those offerings, common stock and additional paid-in capital increased by ¥41,677 million and ¥41,347 million, respectively.

The amount available for dividends under the Act is calculated based on the amount recorded in the Company’s non-consolidated financial statements prepared in accordance with accounting principles generally accepted in Japan. As a result, the amount available for dividends is ¥243,823 million ($2,967 million) as of March 31, 2012.

Retained earnings at March 31, 2012 include ¥37,095 million ($451 million) relating to equity in undistributed earnings of the companies accounted for by the equity method.

As of March 31, 2012, the restricted net assets of certain subsidiaries, which include regulatory capital requirements mainly for banking operations and life insurance of ¥51,373 million ($625 million), do not exceed 25% of consolidated net assets.

Brokerage Commissions and Net Gains on Investment Securities	12 Months Ended
Mar. 31, 2012
Brokerage Commissions and Net Gains on Investment Securities

22. Brokerage Commissions and Net Gains on Investment Securities

Brokerage commissions and net gains on investment securities in fiscal 2010, 2011 and 2012 consist of the following:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Brokerage commissions	¥3,418	¥119	¥24	$0
Net gains on investment securities	14,862	16,656	22,468	273
Dividends income	5,072	4,344	4,419	54

	¥23,352	¥21,119	¥26,911	$327

Trading activities—Net gains on investment securities include net trading gains of ¥8,762 million, net trading gains of ¥4,607 million and net trading gains of ¥9,324 million ($113 million) for fiscal 2010, 2011 and 2012, respectively. Net losses of ¥239 million, net gains of ¥1,977 million and net losses of ¥ 1,188 million ($14 million) on derivative trading instruments are also included in net gains on investment securities for fiscal 2010, 2011 and 2012, respectively.

Life Insurance Operations	12 Months Ended
Mar. 31, 2012
Life Insurance Operations

23. Life Insurance Operations

Life insurance premiums and related investment income in fiscal 2010, 2011 and 2012 consist of the following:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Life insurance premiums	¥104,133	¥107,860	¥116,836	$1,421
Life insurance related investment income	11,305	10,455	11,471	140

	¥115,438	¥118,315	¥128,307	$1,561

The benefits and expenses of life insurance operations, included in life insurance costs in the consolidated statements of income, are recognized so as to associate with earned premiums over the life of contracts. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs (principally commissions and certain other expenses relating to policy issuance and underwriting). These policy acquisition costs are amortized over the respective policy periods in proportion to premium revenue recognized. Amortization charged to income for fiscal 2010, 2011 and 2012 amounted to ¥10,994 million, ¥9,661 million and ¥9,106 million ($111 million), respectively.

Other Operations	12 Months Ended
Mar. 31, 2012
Other Operations

24. Other Operations

Other operating revenues and other operating expenses in fiscal 2010, 2011 and 2012 consist of the following:

	Millions of yen			Millions of U.S. dollars
Other operating revenues:	2010	2011	2012	2012
Revenues from the vehicle maintenance and management services	¥41,408	¥40,760	¥40,168	$489
Revenues from commissions for M&A advisory services, financing advice, financial restructuring advisory services and related services	54,996	50,659	46,434	565
Revenues from facilities management of golf courses	22,909	22,757	22,867	278
Revenues from facilities management of hotels and Japanese inns	22,093	26,640	28,643	348
Other	105,398	104,728	120,066	1,461

	¥246,804	¥245,544	¥258,178	$3,141

	Millions of yen			Millions of U.S. dollars
Other operating expenses:	2010	2011	2012	2012
Expenses from the vehicle maintenance and management services	¥34,837	¥33,790	¥31,752	$386
Expenses from facilities management of golf courses	19,395	20,630	20,222	246
Expenses from facilities management of hotels and Japanese inns	21,382	24,676	26,038	317
Other	60,141	63,145	72,059	877

	¥135,755	¥142,241	¥150,071	$1,826

Other items consist of revenues and expenses from training facilities and senior housing, operating results from a real estate related business, operating results from electric power related business, commissions for the sale of insurance and other financial products, and revenues and expenses from other operations, of which there were no items exceeding 10% of total other operating revenues and expenses in fiscal 2010, 2011 and 2012, respectively.

Gains and losses from the disposition of operating facilities included in other operating assets are not significant for fiscal 2010, 2011 and 2012.

Write-downs of Long-Lived Assets	12 Months Ended
Mar. 31, 2012
Write-downs of Long-Lived Assets

25. Write-downs of Long-Lived Assets

In accordance with ASC 360-10 (“Property, Plant, and Equipment—Impairment or Disposal of Long-Lived Assets”), the Company and its subsidiaries perform tests for recoverability on assets for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount. We determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flow methodologies using future cash flows estimated to be generated from operation of existing assets or completion of development projects, as appropriate.

During fiscal 2010, 2011 and 2012, the Company and certain subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥9,483 million, ¥20,310 million and ¥20,246 million ($246 million), respectively, which are reflected as write-downs of long-lived assets and income from discontinued operations. Of these amounts, ¥6,977 million, ¥17,400 million and ¥15,167 million ($185 million) are reflected as write-downs of long-lived assets in the accompanying consolidated statements of income for fiscal 2010, 2011 and 2012, respectively. Breakdowns of these amounts by segment are provided in Note 32 (“Segment Information”).

The details of significant write-downs are as follows.

Office Buildings—During fiscal 2010 and fiscal 2011, write-downs of ¥1,025 million and ¥2,464 million were recorded in relation to four office buildings and seven office buildings respectively, mainly due to a decline in estimated cash flows of each unit. During fiscal 2012, write-downs of ¥1,055 million ($13 million) were recorded for 17 office buildings held for sale, and write-downs of ¥605 million ($7 million) were recorded in relation to three office buildings due to a decline in estimated cash flows of each unit.

Condominiums—During fiscal 2010, write-downs of ¥2,451 million were recorded for 43 condominiums mainly held for sale. During fiscal 2011, write-downs of ¥1,353 million were recorded for 26 condominiums held for sale, and write-downs of ¥2,758 million were recorded in relation to 18 condominiums due to a decline in estimated cash flows of each unit. During fiscal 2012, write-downs of ¥1,108 million ($13 million) were recorded for 25 condominiums held for sale, and write-downs of ¥269 million ($3 million) were recorded in relation to five condominiums due to a decline in estimated cash flows of each unit.

Commercial Facilities Other Than Office Buildings—During fiscal 2010 and fiscal 2011, write-downs of ¥1,461 million and ¥5,284 million were recorded in relation to four buildings and 12 buildings respectively, mainly due to a decline in estimated cash flows of each unit. During fiscal 2012, write-downs of ¥385 million ($5 million) were recorded for seven buildings held for sale.

Land undeveloped or under construction—During fiscal 2010, write-downs of ¥1,678 million were recorded in relation to land undeveloped or under construction due to a decline in estimated cash flows of each unit. During fiscal 2011, there was no impairment. During fiscal 2012, write-downs of ¥2,220 million ($27 million) were recorded for land undeveloped or under construction held for sale, and write-downs of ¥6,983 million ($85 million) were recorded in relation to land undeveloped or under construction due to a decline in estimated cash flows of each unit.

Others—During fiscal 2010, 2011 and 2012, write-downs of ¥2,868 million, ¥8,451 million and ¥7,621 million ($93 million), respectively, for long-lived assets other than the above, mainly because the carrying amounts exceeded the estimated undiscounted future cash flows, which decreased due to deterioration in operating performance.

Discontinued Operations	12 Months Ended
Mar. 31, 2012
Discontinued Operations

26. Discontinued Operations

ASC 205-20 (“Presentation of Financial Statements—Discontinued Operations”) requires that the Company and its subsidiaries reclassify the operations sold or to be disposed of by sale without significant continuing involvement in the operations to discontinued operations. Under this Codification Section, the Company and its subsidiaries report the gains on sales and the results of these operations of subsidiaries, business units, and certain properties, which have been sold or are to be disposed of by sale, as income from discontinued operations in the accompanying consolidated statements of income. Revenues and expenses generated by the operations of such subsidiaries, business units and properties recognized in fiscal 2010 and 2011 have also been reclassified as income from discontinued operations in the accompanying consolidated statements of income.

During fiscal 2010, the Company completed the liquidation procedure for a subsidiary in Europe. A subsidiary sold its subsidiary which operated a spa in Japan, and the Company also sold a subsidiary which operated a real estate management and brokerage business in Japan. In addition, the Company recorded a gain in line with the dilution of the Company’s ownership share resulting from the issuance of new shares of its subsidiary which operated amusement parks in Japan. As a result, the Company recognized ¥2,810 million of aggregated gain during fiscal 2010.

During fiscal 2011, the Company and its subsidiary completed the liquidation procedure for a subsidiary in Japan which operated PFI (“Private Finance Initiative”) business for hospital management, and the Company wound up a subsidiary in Japan that was established in order to enter into derivative business. The Company sold a subsidiary which operated hairdressing business, and also sold a subsidiary which operated internet related business. In addition, a subsidiary sold its subsidiary in Japan, which operated consulting business in medical and nursing care field. As a result, ¥6,895 million of aggregated gain was recognized during fiscal 2011. Furthermore, the Company has determined to wind up a subsidiary in Japan, which operated asbestos removal business during fiscal 2011 and completed the liquidation procedure for the subsidiary in fiscal 2012.

During fiscal 2012, the Company and its subsidiaries sold a subsidiary which operated real-estate rental business, a subsidiary that operated a Japanese inn and hotel, a subsidiary that operated a golf course, a subsidiary that operated ski resorts, a subsidiary that operated a property management business and a subsidiary that operated a spa facility. In addition, the Company liquidated a kumiai, which was effectively a type of SPE, seeking for rent revenue. As a result of the sales and the liquidation, a loss of ¥361 million ($4 million) was recognized during fiscal 2012.

The Company and its subsidiaries own various real estate properties, including commercial and office buildings, for rental operations. In fiscal 2010, 2011 and 2012, the Company and its subsidiaries recognized ¥11,246 million, ¥7,498 million and ¥4,531 million ($55 million) of aggregated gains on sales of such real estate properties, respectively. In addition, the Company and its subsidiaries determined to dispose by sale of rental properties of ¥27,486 million and ¥33,933 million ($413 million) which are mainly included in investment in operating leases at March 31, 2011 and 2012, respectively.

Discontinued operations in fiscal 2010, 2011 and 2012 consist of the following:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Revenues	¥72,783	¥46,272	¥22,148	$269

Income from discontinued operations, net*	12,989	12,220	1,279	15
Provision for income taxes	(7,019)	(6,771)	1,410	17

Discontinued operations, net of applicable tax effect	¥5,970	¥5,449	¥2,689	$32

*	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥14,056 million, ¥14,393 million and ¥4,170 million ($51 million) in fiscal 2010, 2011 and 2012, respectively.

Per Share Data	12 Months Ended
Mar. 31, 2012
Per Share Data

27. Per Share Data

Reconciliation of the differences between basic and diluted earnings per share (EPS) in fiscal 2010, 2011 and 2012 is as follows:

In fiscal 2010, the diluted EPS calculation excludes convertible bond for 2,475 thousand shares and stock options for 1,411 thousand shares, as they were antidilutive. In fiscal 2011, the diluted EPS calculation excludes stock options for 1,139 thousand shares, as they were antidilutive. In fiscal 2012, the diluted EPS calculation excludes stock options for 982 thousand shares, as they were antidilutive.

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Income attributable to ORIX Corporation from continuing operations	¥31,475	¥61,787	¥84,055	$1,023
Effect of dilutive securities—
Expense related to convertible bond	1,305	2,393	2,364	28

Income from continuing operations for diluted EPS computation	¥32,780	¥64,180	¥86,419	$1,051

	Thousands of shares
	2010	2011	2012
Weighted-average shares	101,901	107,489	107,509
Effect of dilutive securities—
Conversion of convertible bond	21,664	24,412	24,411
Exercise of stock options	86	107	123

Weighted-average shares for diluted EPS computation	123,651	132,008	132,043

	Yen			U.S. dollars
	2010	2011	2012	2012
Earnings per share for income attributable to ORIX Corporation from continuing operations:
Basic	¥308.87	¥574.83	¥781.84	$9.51
Diluted	265.10	486.19	654.47	7.96

Derivative Financial Instruments and Hedging	12 Months Ended
Mar. 31, 2012
Derivative Financial Instruments and Hedging

28. Derivative Financial Instruments and Hedging

Risk management policy

The Company and its subsidiaries manage interest rate risk through asset and liability management systems. The Company and its subsidiaries use derivative financial instruments to hedge interest rate risk and avoid changes in interest rates having a significant adverse effect on the Company’s results of operations. As a result of interest rate changes, the fair value and/or cash flow of interest sensitive assets and liabilities will fluctuate. However, such fluctuation will generally be offset by using derivative financial instruments as hedging instruments. Derivative financial instruments that the Company and its subsidiaries use as part of the interest risk management include interest rate swaps.

The Company and its subsidiaries employ foreign currency borrowings, foreign exchange contracts, and foreign currency swap agreements to hedge risks that are associated with certain transactions and investments denominated in foreign currencies due to the potential for changes in exchange rates. Similarly, overseas subsidiaries generally structure their liabilities to match the currency-denomination of assets in each region.

By using derivative instruments, the Company and its subsidiaries are exposed to credit risk in the event of nonperformance by counterparties. The Company and its subsidiaries attempt to manage the credit risk by carefully evaluating the content of transactions and the quality of counterparties in advance and regularly monitoring the amount of notional principal, fair value, type of transaction and other factors pertaining to each counterparty.

(a) Cash flow hedges

The Company and its subsidiaries designate interest rate swap agreements, foreign currency swap agreements and foreign exchange contracts as cash flow hedges for variability of cash flows originating from floating rate borrowings and forecasted transactions and for exchange fluctuations. The forecasted transactions related to the above-mentioned agreements and contracts as of March 31, 2012 mature at various dates through 2024. Net gains (losses) before deducting applicable taxes on derivative contracts were reclassified from accumulated other comprehensive income (loss) into earnings when earnings were affected by the variability in cash flows of the designated hedged item. The amounts of these net gains (losses) after deducting applicable taxes were net gains of ¥824 million, net losses of ¥211 million and net gains of ¥181 million ($2 million) during fiscal 2010, 2011 and 2012, respectively. No amount of net gains (losses), which represent the ineffectiveness of cash flow hedges, was recorded in earnings for fiscal 2010, 2011 and 2012. Approximately ¥852 million ($10 million) of net derivative losses included in accumulated other comprehensive income (loss), net of applicable income taxes at March 31, 2012 will be reclassified into earnings within fiscal 2013.

(b) Fair value hedges

The Company and its subsidiaries use financial instruments designated as fair value hedges to hedge their exposure to interest rate risk and foreign currency exchange risk. The Company and its subsidiaries designate foreign currency swap agreements and foreign exchange contracts to minimize foreign currency exposures on lease receivables, loan receivables and borrowings, denominated in foreign currency. The Company and its subsidiaries designate interest rate swap to hedge interest rate exposure of the fair values of loan receivables. The Company and certain overseas subsidiaries, which issued medium-term notes or bonds with fixed interest rates, use interest rate swap contracts to hedge interest rate exposure of the fair values of these medium-term notes. In cases where the medium-term notes were denominated in other than the subsidiaries’ local currencies, foreign currency swap agreements are used to hedge foreign exchange rate exposure. A certain overseas subsidiary uses foreign currency long-term-debt to hedge foreign exchange rate exposure from unrecognized firm commitment. For fiscal 2010, 2011 and 2012, net losses of ¥307 million, ¥231 million and ¥265 million ($3 million) of hedge ineffectiveness associated with instruments designated as fair value hedges were recorded in earnings.

(c) Hedges of net investment in foreign operations

The Company uses foreign exchange contracts, borrowings and bonds denominated in the subsidiaries’ local currencies to hedge the foreign currency exposure of the net investment in overseas subsidiaries. The gains and losses of these hedging instruments were recorded in foreign currency translation adjustments, which is a part of other comprehensive income (loss).

(d) Trading derivatives or derivatives not designated as hedging instruments

The Company and its subsidiaries engage in trading activities with various future contracts. Therefore the Company and the subsidiaries are at various risks such as share price fluctuation risk, interest rate risk and foreign currency exchange risk. The Company and the subsidiaries check that these risks are below a certain level by using internal indicators and determine whether such contracts should be continued or not. The Company and certain subsidiaries entered into interest rate swap agreements, foreign currency swap agreements and foreign exchange contracts for risk management purposes but not qualified for hedge accounting under ASC 815 (“Derivatives and Hedging”).

ASC 815-10-50 (“Derivatives and Hedging—Disclosures”) requires companies to disclose the fair value of derivative instruments and their gains (losses) in tabular format, as well as information about credit-risk-related contingent features in derivative agreements.

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2010 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥1,070	Interest on loans and investment securities/Interest expense	¥89	—	¥0

Foreign exchange contracts	(28)	Foreign currency transaction loss	28	—	0
Foreign currency swap agreements	(2,415)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	1,030	—	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥924	Interest on loans and investment securities/Interest expense	¥(1,231)	Interest on loans and investment securities/Interest expense

Foreign exchange contracts	4,700	Foreign currency transaction loss	(4,700)	Foreign currency transaction loss

Foreign currency swap agreements	349	Foreign currency transaction loss	(349)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(45)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥820	—	¥0
Borrowings and bonds in local currency	1,783	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥14	Other operating revenues/expenses
Foreign currency swap agreements	998	Other operating revenues/expenses
Futures	(147)	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	67	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	383	Other operating revenues/expenses
Options held/written, Caps held	(477)	Other operating revenues/expenses

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2011 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥ 598	Interest on loans and investment securities/Interest expense	¥313	—	¥ 0

Foreign exchange contracts	526	Foreign currency transaction loss	(291)	—	0

Foreign currency swap agreements	(2,623)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	(383)	—	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥1,986	Interest on loans and investment securities/Interest expense	¥(2,217)	Interest on loans and investment securities/Interest expense

Foreign exchange contracts	8,765	Foreign currency transaction loss	(8,765)	Foreign currency transaction loss

Foreign currency swap agreements	4,297	Foreign currency transaction loss	(4,297)	Foreign currency transaction loss

Foreign currency long-term-debt	1,193	Foreign currency transaction loss	(1,193)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥ 4,468	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 39	—	¥ 0
Borrowings and bonds in local currency	3,711	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥34	Other operating revenues/expenses
Foreign currency swap agreements	(10)	Other operating revenues/expenses
Futures	1,897	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	(245)	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	(675)	Other operating revenues/expenses
Options held/written, Caps held and other	660	Other operating revenues/expenses

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2012 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)		Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)			Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars
Interest rate swap agreements	¥(489)	$(6)	Interest on loans and investment securities/Interest expense	¥44	$0	—	¥0	$0
Foreign exchange contracts	(526)	(7)	Foreign currency transaction loss	(696)	(8)	—	0	0
Foreign currency swap agreements	(409)	(5)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	1,031	12	—	0	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other			Gains (losses) recognized in income on hedged item
	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location
Interest rate swap agreements	¥4,072	$50	Interest on loans and investment securities/Interest expense	¥(4,337)	$(53)	Interest on loans and investment securities/Interest expense

Foreign exchange contracts	972	12	Foreign currency transaction loss	(972)	(12)	Foreign currency transaction loss
Foreign currency swap agreements	227	3	Foreign currency transaction loss	(227)	(3)	Foreign currency transaction loss
Foreign currency long-term-debt	69	1	Foreign currency transaction loss	(69)	(1)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)		Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)			Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars
Foreign exchange contracts	¥(1,198)	$(15)	—	¥0	$0	—	¥0	$0
Borrowings and bonds in local currency	1,348	16	—	0	0	—	0	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location
Interest rate swap agreements	¥23	$0	Other operating revenues/expenses
Foreign currency swap agreements	24	0	Other operating revenues/expenses
Futures	(1,056)	(13)	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	615	7	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	(92)	(1)	Other operating revenues/expenses
Options held/written, Caps held and other	137	2	Other operating revenues/expenses

Notional amounts of derivative instruments and other, fair values of derivative instruments and other in consolidated balance sheets at March 31, 2011 and 2012 are as follows.

March 31, 2011

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments:
Interest rate swap agreements	¥276,132	¥2,070	Other receivables	¥1,273	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	163,342	1,075	Other receivables	3,509	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	179,429	13,072	Other receivables	31,830	Trade notes, accounts payable and other liabilities
Foreign currency long-term-debt	116,695	0	—	0	—
Trading derivatives or derivatives not designated as hedging instruments:
Interest rate swap agreements	¥3,129	¥0	—	¥47	Trade notes, accounts payable and other liabilities
Options held/written, Caps held	124,034	3,467	Other receivables	2,071	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	227,640	1,558	Other receivables	1,459	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	10,073	1,694	Other receivables	1,651	Trade notes, accounts payable and other liabilities
Credit derivatives held/written	36,027	49	Other receivables	236	Trade notes, accounts payable and other liabilities

March 31, 2012

			Asset derivatives			Liability derivatives
	Notional amount		Fair value		Consolidated balance sheets location	Fair value		Consolidated balance sheets location
	Millions of yen	Millions of U.S. dollars	Millions of yen	Millions of U.S. dollars		Millions of yen	Millions of U.S. dollars
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥234,523	$2,853	¥4,624	$56	Other receivables	¥1,253	$15	Trade notes, accounts payable and other liabilities

Futures, Foreign exchange contracts	90,813	1,105	325	4	Other receivables	4,985	61	Trade notes, accounts payable and other liabilities

Foreign currency swap agreements	87,480	1,064	5,540	67	Other receivables	5,432	66	Trade notes, accounts payable and other liabilities
Foreign currency long- term-debt	152,508	1,856	0	0	—	0	0	—

Trading derivatives or derivatives not designated as hedging instruments:
Interest rate swap agreements	¥1,329	$16	¥0	$0	—	¥24	$0	Trade notes, accounts payable and other liabilities

Options held/written, Caps held and other	157,134	1,912	5,924	72	Other receivables	4,430	54	Trade notes, accounts payable and other liabilities

Futures, Foreign exchange contracts	188,446	2,293	702	9	Other receivables	512	6	Trade notes, accounts payable and other liabilities

Credit derivatives held	9,913	121	97	1	Other receivables	23	0	Trade notes, accounts payable and other liabilities

Certain of the Company’s derivative instruments contain provisions that require the Company to maintain an investment grade credit rating from each of the major credit rating agencies.

If the Company’s credit rating were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment on derivative instruments that are in net liability positions.

There are no derivative instruments with credit-risk-related contingent features that are in a liability position on March 31, 2011 and 2012.

ASC 815-10-50 (“Derivatives and Hedging—Disclosures”) requires sellers of credit derivatives to disclose additional information about credit- risk-related potential payment risk.

The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written are as follows as of March 31, 2011. There are no credit derivatives written as of March 31, 2012.

March 31, 2011

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company*1	¥7,000	Less than one year	¥48
Total return swap	In case of underlying reference CMBS price falling beyond certain extent*2	28,606	Less than one year	(236)

*1	Underlying reference company’s credit ratings are BBB+ or better rated by rating agencies as of March 31, 2011.
*2	Underlying reference CMBS is highest grade tranche and its credit rating is BBB or better rated by rating agencies as of March 31, 2011. Unless such highest grade tranche of CMBS incurs a loss, the Company and its subsidiaries will not suffer a loss.

Significant Concentrations of Credit Risk	12 Months Ended
Mar. 31, 2012
Significant Concentrations of Credit Risk

29. Significant Concentrations of Credit Risk

The Company and its subsidiaries have established various policies and procedures to manage credit exposure, including initial credit approval, credit limits, collateral and guarantee requirements, obtaining rights of offset and continuous oversight. The Company and its subsidiaries’ principal financial instrument portfolio consists of investment in direct financing leases which are secured by title to the leased assets and installment loans which are secured by assets specifically collateralized in relation to loan agreements. When deemed necessary, guarantees are also obtained. The value and adequacy of the collateral are continually monitored. Consequently, the risk of credit loss from counterparties’ failure to perform in connection with collateralized financing activities is believed to be minimal. The Company and its subsidiaries have access to collateral in case of bankruptcy and other losses. However, a significant decline in real estate markets could result in a decline in fair value of the collateral real estate below the mortgage setting amount, which would expose the Company and certain subsidiaries to unsecured credit risk.

The Company and its subsidiaries make investments in securities for various purposes. The risk of incurring great loss during a certain period is believed to be minimal due to the diversification in the investment portfolio. However, various factors, including the issuer’s credit risk and market trends, would expose the Company and its subsidiaries to a risk of unexpected loss.

At March 31, 2011 and 2012, no concentration with a single obligor exceeded 1% of consolidated total assets. With respect to the Company and its subsidiaries’ credit exposures on a geographic basis, ¥4,854 billion, or 76%, at March 31, 2011 and ¥4,733 billion ($57,584 million), or 77%, at March 31, 2012 of the credit risks arising from all financial instruments are attributable to customers located in Japan. The largest concentration of credit risks outside of Japan is exposure attributable to obligors located in the United States of America. The gross amount of such exposure is ¥1,001 billion and ¥858 billion ($10,442 million) as of March 31, 2011 and 2012, respectively. Since we adopted ASU 2009-16 and ASU 2009-17 on April 1, 2010, which changed the circumstances under which we are required to consolidate certain VIEs, the amounts above in relation to our exposure in the U.S. mainly include the effect of such consolidated VIEs.

The Company and its subsidiaries run businesses such as development and rental of commercial real estate and office buildings, condominium development and sales, hotel, golf course, and training facility operation. Real estate in development and rental business is mainly recorded in investment in direct financing leases and operating leases. In connection with investment in direct financing leases and operating leases, the percentage of investment in real estate to consolidated total assets is 12.7% and 12.5% as of March 31, 2011 and 2012, respectively.

The Company and its subsidiaries provide consumers with housing loans in Japan. In connection with installment loans, the percentage of housing loans to consolidated total assets is 9.62% and 10.38% as of March 31, 2011 and 2012, respectively.

Estimated Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2012
Estimated Fair Value of Financial Instruments

30. Estimated Fair Value of Financial Instruments

The following information is provided to help readers gain an understanding of the relationship between amounts reported in the accompanying consolidated financial statements and the related market or fair value.

The disclosures include financial instruments and derivative financial instruments, except for investment in direct financing leases, investment in subsidiaries and affiliates, pension obligations and insurance contracts.

March 31, 2011

	Millions of yen
	Carrying amount	Estimated fair value
Trading instruments
Trading securities	¥71,991	¥71,991
Futures, Foreign exchange contracts:
Assets	1,524	1,524
Liabilities	1,254	1,254
Credit derivatives held/written:
Assets	49	49
Liabilities	236	236
Options held/written, Caps held, and other:
Assets	3,467	3,467
Liabilities	2,071	2,071
Non-trading instruments
Assets:
Cash and cash equivalents	¥732,127	¥732,127
Restricted cash	118,065	118,065
Time deposits	5,148	5,148
Installment loans (net of allowance for probable loan losses)	2,850,215	2,860,886
Investment in securities:
Practicable to estimate fair value	937,129	937,541
Not practicable to estimate fair value*	166,261	166,261
Liabilities:
Short-term debt	478,633	478,633
Deposits	1,065,175	1,070,513
Long-term debt	4,531,268	4,491,271
Futures, Foreign exchange contracts:
Assets	1,109	1,109
Liabilities	3,714	3,714
Foreign currency swap agreements:
Assets	14,766	14,766
Liabilities	33,481	33,481
Interest rate swap agreements:
Assets	2,070	2,070
Liabilities	1,320	1,320

*	The fair value of investment securities of ¥166,261 million was not estimated, as it was not practical.

March 31, 2012

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Trading instruments
Trading securities	¥12,817	¥12,817	¥384	¥12,433	¥0
Futures, Foreign exchange contracts:
Assets	692	692	649	43	0
Liabilities	482	482	412	70	0
Credit derivatives held:
Assets	97	97	0	97	0
Liabilities	23	23	0	23	0
Options held/written, Caps held, and other:
Assets	5,924	5,924	0	631	5,293
Liabilities	4,430	4,430	0	4,430	0
Non-trading instruments
Assets:
Cash and cash equivalents	¥786,892	¥786,892	¥786,892	¥0	¥0
Restricted cash	123,295	123,295	123,295	0	0
Time deposits	24,070	24,070	0	24,070	0
Installment loans (net of allowance for probable loan losses)	2,650,162	2,669,196	0	78,934	2,590,262
Investment in securities:
Practicable to estimate fair value	935,495	938,314	173,056	521,603	243,655
Not practicable to estimate fair value*	199,078	199,078	0	0	0
Liabilities:
Short-term debt	¥457,973	¥457,973	¥0	¥457,973	¥0
Deposits	1,103,514	1,107,440	0	1,107,440	0
Long-term debt	4,267,480	4,262,612	0	1,491,620	2,770,992
Futures, Foreign exchange contracts:
Assets	335	335	0	335	0
Liabilities	5,015	5,015	0	5,015	0
Foreign currency swap agreements:
Assets	5,540	5,540	0	5,540	0
Liabilities	5,432	5,432	0	5,432	0
Interest rate swap agreements:
Assets	4,624	4,624	0	4,624	0
Liabilities	1,277	1,277	0	1,277	0

	Millions of U.S. dollars
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Trading instruments
Trading securities	$156	$156	$5	$151	$0
Futures, Foreign exchange contracts:
Assets	8	8	7	1	0
Liabilities	6	6	5	1	0
Credit derivatives held:
Assets	1	1	0	1	0
Liabilities	0	0	0	0	0
Options held/written, Caps held, and other:
Assets	72	72	0	8	64
Liabilities	54	54	0	54	0
Non-trading instruments
Assets:
Cash and cash equivalents	$9,574	$9,574	$9,574	$0	$0
Restricted cash	1,500	1,500	1,500	0	0
Time deposits	293	293	0	293	0
Installment loans (net of allowance for probable loan losses)	32,244	32,476	0	960	31,516
Investment in securities:
Practicable to estimate fair value	11,382	11,416	2,105	6,346	2,965
Not practicable to estimate fair value*	2,422	2,422	0	0	0
Liabilities:
Short-term debt	$5,572	$5,572	$0	$5,572	$0
Deposits	13,426	13,474	0	13,474	0
Long-term debt	51,922	51,863	0	18,148	33,715
Futures, Foreign exchange contracts:
Assets	4	4	0	4	0
Liabilities	61	61	0	61	0
Foreign currency swap agreements:
Assets	67	67	0	67	0
Liabilities	66	66	0	66	0
Interest rate swap agreements:
Assets	56	56	0	56	0
Liabilities	16	16	0	16	0

*	The fair value of investment securities of ¥199,078 million ($2,422 million) was not estimated, as it was not practical.

Input level of fair value measurement

If active market prices are available, fair value measurement is based on quoted active market prices and classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1 and classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models including discounted cash flow methodologies, commonly used option-pricing models and broker quotes and classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market.

Estimation of fair value

The following methods and significant assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate a value:

Cash and cash equivalents, restricted cash, time deposits and short-term debt—The carrying amounts recognized in the balance sheets were determined to be reasonable estimates of their fair values due to their short maturity.

Installment loans—The carrying amounts of floating-rate installment loans with no significant changes in credit risk and which could be repriced within a short-term period were determined to be reasonable estimates of their fair values. The carrying amounts of purchased loans were determined to be reasonable estimates of their fair values because the carrying amounts (net of allowance) are considered to properly reflect the recoverability and value of these loans. For certain homogeneous categories of medium- and long-term fixed-rate loans, such as housing loans, the estimated fair values were calculated by discounting the future cash flows using the current interest rates charged by the Company and its subsidiaries for new loans made to borrowers with similar credit ratings and remaining maturities. Concerning above, if available, estimated fair values were based on quoted market prices or quotations provided by dealers.

Investment in securities—For trading securities and available-for-sale securities other than specified bonds issued by SPEs and certain other mortgage-backed and asset-backed securities, the estimated fair values, which are also the carrying amounts recorded in the balance sheets, were generally based on quoted market prices or quotations provided by dealers. As for the specified bonds issued by the SPEs and certain other mortgage-backed and asset-backed securities included in available-for-sale securities, the Company and its subsidiaries estimated the fair value by using valuation models including discounted cash flow methodologies, commonly used option-pricing models and broker quotes (see Note 2). For held-to-maturity securities, the estimated fair values were based on quoted market prices. For certain investment funds included in other securities, the fair values are estimated based on net asset value per share. With regard to other securities other than the investment funds described above, the Company and its subsidiaries have not estimated the fair value, as it is not practicable to do so. Those other securities mainly consist of non-marketable equity securities and preferred capital shares. Because there were no quoted market prices for such other securities and each security has a different nature and characteristics, reasonable estimates of fair values could not be made without incurring excessive costs.

Deposits—The carrying amounts of demand deposits recognized in the consolidated balance sheets were determined to be reasonable estimates of their fair values. The estimated fair values of time deposits were calculated by discounting the future cash flows. The current interest rates offered for the deposits with similar terms and remaining average maturities were used as the discount rates.

Long-term debt—The carrying amounts of long-term debt with floating rates which could be repriced within short-term periods were determined to be reasonable estimates of their fair values. For medium-and long-term fixed-rate debt, the estimated fair values were calculated by discounting the future cash flows. The borrowing interest rates that were currently available to the Company and its subsidiaries offered by financial institutions for debt with similar terms and remaining average maturities were used as the discount rates. Concerning above, if available, estimated fair values were based on quoted market prices or quotations provided by dealers.

Derivatives—For exchange-traded derivatives, fair value is based on quoted market prices. Fair value estimates for other derivatives generally reflect the estimated amounts that the Company and its subsidiaries would receive or pay to terminate the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Discounted amounts of future cash flows using the current interest rate are used when estimating the fair values for most of the Company’s and its subsidiaries’ derivatives.

Commitments, Guarantees and Contingent Liabilities	12 Months Ended
Mar. 31, 2012
Commitments, Guarantees and Contingent Liabilities

31. Commitments, Guarantees and Contingent Liabilities

Commitments—As of March 31, 2012, the Company and its subsidiaries have commitments for the purchase of equipment to be leased, having a cost of ¥12,337 million ($150 million).

The minimum future rentals on non-cancelable operating leases are as follows.

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥3,653	$44
2014	3,325	40
2015	2,362	29
2016	2,157	26
2017	2,070	25
Thereafter	15,771	193

Total	¥29,338	$357

The Company and its subsidiaries lease office space under operating lease agreements, which are primarily cancelable, and made rental payments totaling ¥9,571 million, ¥8,131 million and ¥7,681 million ($93 million) in fiscal 2010, 2011 and 2012, respectively.

Certain computer systems of the Company and its subsidiaries have been operated and maintained under non-cancelable contracts with third-party service providers. For such services, the Company and its subsidiaries made payments totaling ¥1,029 million, ¥759 million and ¥442 million ($5 million) in fiscal 2010, 2011 and 2012, respectively. The longest contract of them will mature in fiscal 2016. As of March 31, 2012, the amounts due are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥157	$2
2014	97	1
2015	97	1
2016	35	1

Total	¥386	$5

The Company and its subsidiaries have commitments to fund estimated construction costs to complete ongoing real estate development projects and other commitments, totaling ¥79,224 million ($964 million) as of March 31, 2012.

The Company and its subsidiaries have agreements to commit to execute loans for consumers, and to invest in funds, as long as the agreed-upon terms are met. As of March 31, 2012, the total unused credit and capital amount available is ¥97,235 million ($1,183 million).

Guarantees—The Company and its subsidiaries apply ASC 460-10 (“Guarantees”), and at the inception of a guarantee recognize a liability in the consolidated balance sheets for the fair value of the guarantee within the scope of ASC 460-10. The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2011 and 2012:

	2011			2012			2012
	Millions of yen		Fiscal year	Millions of yen		Fiscal year	Millions of U.S. dollars
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities
Corporate loans	¥325,557	¥1,958	2018	¥360,436	¥1,577	2026	$4,385	$19
Transferred loans	166,936	2,218	2043	162,554	3,869	2043	1,978	47
Housing loans	16,949	2,353	2051	19,511	4,536	2051	238	56
Other	294	4	2018	1,991	7	2024	24	0

Total	¥509,736	¥6,533	—	¥544,492	¥9,989	—	$6,625	$122

Guarantee of corporate loans: The Company and certain subsidiaries mainly guarantee corporate loans issued by financial institutions for customers. The Company and its subsidiaries are obliged to pay the outstanding loans when the guaranteed customers fail to pay principal and/or interest in accordance with the contract terms. In some cases, the corporate loans are secured by the guaranteed customers’ assets. Once the Company and its subsidiaries assume the guaranteed customers’ obligation, the Company and its subsidiaries obtain a right to claim the collateral assets. In other cases, certain contracts that guarantee corporate loans issued by financial institutions for customers include contracts that the amounts of performance guarantee are limited to a range of guarantee commissions. As of March 31, 2011 and March 31, 2012, total notional amount of the loans subject to such guarantees are ¥1,227,000 million and ¥1,234,000 million ($15,014 million) respectively, and book value of guarantee liabilities which amount is included in the table above are ¥702 million and ¥666 million ($8 million), respectively. The potential future payment amounts included in the table above for these guarantees are limited to the agreed range of the guarantee commissions, which are less than the total notional amounts of the loans subject to these guarantees.

Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There have been no significant changes in the payment or performance risk of the guarantees in fiscal 2012.

Guarantee of Transferred loans: A subsidiary in the United States is authorized to underwrite, originate, fund, and service multi-family and seniors housing loans without prior approval from Federal National Mortgage Association (“Fannie Mae”) under Fannie Mae’s Delegated Underwriting and Servicing program. As part of this program, Fannie Mae provides a commitment to purchase the loans.

In return for the delegated authority, the subsidiary guarantees the performance of certain housing loans transferred to Fannie Mae and has the payment or performance risk of the guarantees to absorb some of the losses when losses arise from the transferred loans.

There have been no significant changes in the payment or performance risk of the guarantees in fiscal 2012.

Guarantee of housing loans: The Company and certain subsidiaries guarantee housing loans issued by Japanese financial institutions to third party individuals. The Company and its subsidiaries are typically obliged to pay the outstanding loans when these loans become delinquent more than three months. The housing loans are usually secured by the real properties. Once the Company and its subsidiaries assume the guaranteed parties’ obligation, the Company and its subsidiaries obtain a right to claim the collateral assets.

Other guarantees: Other guarantees include the guarantees to financial institutions and the guarantees derived from collection agency agreements. Pursuant to the contracts of the guarantees to financial institutions, a subsidiary pays to the financial institutions when customers of the financial institutions become debtors and default on the debts. Pursuant to the agreements of the guarantees derived from collection agency agreements, the Company and certain subsidiaries collect third parties’ debt and pay the uncovered amounts.

Litigation—The Company and its subsidiaries are involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s financial position or results of operations.

Segment Information	12 Months Ended
Mar. 31, 2012
Segment Information

32. Segment Information

Financial information about its operating segments reported below is information that is separately available and evaluated regularly by the management in deciding how to allocate resources and in assessing performance.

In line with a change of management classification, from September 1, 2011, the environment and energy related businesses, which were heretofore included in the Corporate Financial Services segment, have been included in the Investment Banking segment, and the Investment Banking segment has been renamed the Investment and Operation segment.

Due to these changes, the reclassified figures are shown for the years ended March 31, 2010 and 2011.

An overview of operations for each of the six segments follows below.

Corporate Financial Services	:	Lending, leasing, commission business for the sale of financial products

Maintenance Leasing	:	Automobile leasing and rentals, car sharing, and precision measuring and IT-related equipment rentals and leasing

Real Estate	:	Real estate development, rental and financing, facility operation, REIT asset management, real estate investment and advisory services

Investment and Operation	:	Loan servicing (asset recovery), principal investment, venture capital and the environment and energy-related businesses

Retail	:	Life insurance, banking, and card loan business

Overseas Business	:	Leasing, lending, investment in bonds, investment banking, and ship- and aircraft-related operations

Financial information of the segments for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Millions of yen
Year ended March 31, 2010	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥84,167	¥226,179	¥215,001	¥87,318	¥155,491	¥185,906	¥954,062
Interest revenue	33,511	74	16,021	24,339	34,174	26,926	135,045
Interest expense	18,455	5,611	21,131	7,393	10,580	17,273	80,443
Depreciation and amortization	10,776	100,316	17,305	2,199	14,241	29,206	174,043
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	40,533	2,013	9,521	2,278	9,277	7,901	71,523
Write-downs of long-lived assets	152	0	4,379	283	0	2,163	6,977
Increase (Decrease) in policy liabilities	0	0	0	0	(32,927)	0	(32,927)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	613	86	3,747	(6,233)	19,039	8,635	25,887
Discontinued operations	(77)	0	12,732	917	104	(733)	12,943
Segment profits (losses)	(19,481)	23,307	138	(2,350)	31,104	37,142	69,860
Segment assets	1,140,251	515,716	1,677,402	511,333	1,578,758	860,815	6,284,275
Long-lived assets	25,626	303,809	1,013,190	48,540	44,838	133,462	1,569,465
Expenditures for long-lived assets	4,623	77,261	51,001	765	24	26,939	160,613
Investment in affiliates	15,605	631	82,768	56,704	167,293	86,700	409,701

	Millions of yen
Year ended March 31, 2011	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥79,305	¥225,830	¥217,590	¥89,595	¥148,768	¥176,875	¥937,963
Interest revenue	23,830	189	13,181	24,083	28,171	34,841	124,295
Interest expense	12,877	4,998	18,706	6,639	8,980	16,931	69,131
Depreciation and amortization	5,605	98,577	17,148	1,760	11,129	27,662	161,881
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	12,718	1,955	1,131	6,772	1,409	3,226	27,211
Write-downs of long-lived assets	104	0	13,278	996	0	1,770	16,148
Increase (Decrease) in policy liabilities	0	0	0	0	(11,692)	0	(11,692)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	487	157	2,585	1,333	52	13,382	17,996
Discontinued operations	121	0	7,004	6,225	87	(51)	13,386
Segment profits	10,035	26,203	54	13,212	23,777	45,639	118,920
Segment assets	968,327	502,738	1,539,814	506,011	1,653,704	972,224	6,142,818
Long-lived assets	37,919	312,261	1,016,039	45,139	42,686	193,724	1,647,768
Expenditures for long-lived assets	3,744	118,283	40,270	6,168	86	58,156	226,707
Investment in affiliates	15,993	710	84,325	55,151	110,375	106,813	373,367

	Millions of yen
Year ended March 31, 2012	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥72,449	¥231,951	¥222,631	¥73,293	¥160,071	¥187,240	¥947,635
Interest revenue	19,901	343	10,729	21,716	29,041	32,212	113,942
Interest expense	9,759	4,186	16,188	5,757	7,195	19,212	62,297
Depreciation and amortization	3,420	98,810	19,427	1,814	10,849	28,194	162,514
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	2,278	10	2,988	7,471	1,128	3,811	17,686
Write-downs of long-lived assets	793	0	11,311	713	0	798	13,615
Increase (Decrease) in policy liabilities	0	0	0	0	6,321	0	6,321
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	687	146	1,310	7,033	(9,996)	6,299	5,479
Discontinued operations	475	0	(644)	(401)	592	666	688
Segment profits	21,532	34,710	1,349	15,983	21,825	49,768	145,167
Segment assets	898,776	537,782	1,369,220	471,145	1,738,454	986,762	6,002,139
Long-lived assets	27,029	327,489	977,102	33,964	44,986	195,207	1,605,777
Expenditures for long-lived assets	909	126,779	22,945	507	14	63,506	214,660
Investment in affiliates	16,842	880	84,697	61,469	79,255	88,564	331,707

	Millions of U.S. dollars
Year ended March 31, 2012	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	$881	$2,822	$2,709	$892	$1,948	$2,278	$11,530
Interest revenue	242	4	131	264	353	392	1,386
Interest expense	119	51	197	70	88	233	758
Depreciation and amortization	42	1,202	236	22	132	343	1,977
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	28	0	36	91	14	46	215
Write-downs of long-lived assets	10	0	137	9	0	10	166
Increase (Decrease) in policy liabilities	0	0	0	0	77	0	77
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	8	2	16	86	(122)	77	67
Discontinued operations	6	0	(8)	(5)	7	8	8
Segment profits	262	422	16	194	266	606	1,766
Segment assets	10,935	6,543	16,659	5,733	21,152	12,006	73,028
Long-lived assets	329	3,985	11,888	413	547	2,375	19,537
Expenditures for long-lived assets	11	1,543	279	6	0	773	2,612
Investment in affiliates	205	11	1,031	748	964	1,077	4,036

Segment figures reported in these tables include operations classified as discontinued operations in the accompanying consolidated statements of income.

The accounting policies of the segments are almost the same as those described in Note 1 (“Significant Accounting and Reporting Policies”) except for the treatment of income tax expenses, net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests, discontinued operations and the consolidation of certain variable interest entities (VIEs). Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment, have been accumulated by and charged to each segment. Since the Company and its subsidiaries evaluate performance for the segments based on profit or loss before income taxes, tax expenses are not included in segment profits or losses. Net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests and discontinued operations, which are recognized net of tax, are adjusted to profit or loss before income tax. Gains and losses that management does not consider for evaluating the performance of the segments, such as write-downs of certain securities and certain foreign exchange gains or losses are excluded from the segment profits or losses, and are regarded as corporate items.

Assets attributed to each segment are investment in direct financing leases, installment loans, investment in operating leases, investment in securities, other operating assets, inventories, advances for investment in operating leases (included in other assets) and investment in affiliates. This has resulted in the depreciation of office facilities being included in each segment’s profit or loss while the carrying amounts of corresponding assets are not allocated to each segment’s assets. However, the effect resulting from this allocation is not significant.

For those VIEs that are used for securitization and are consolidated in accordance with ASC 810-10 (“Consolidations”), for which the VIE’s assets can be used only to settle related obligations of those VIEs and the creditors (or beneficial interest holders) do not have recourse to other assets of the Company or its subsidiaries, segment assets are measured based on the amount of the Company and its subsidiaries’ net investments in the VIEs, which is different from the amount of total assets of the VIEs, and accordingly, segment revenues are also measured at a net amount representing the revenues earned on the net investments in the VIEs.

Certain gains or losses related to assets and liabilities of consolidated VIEs, which are not ultimately attributable to the Company and its subsidiaries, are excluded from segment profits.

The reconciliation of segment totals to consolidated financial statement amounts is as follows. Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Segment revenues:
Total revenues for segments	¥954,062	¥937,963	¥947,635	$11,530
Revenues related to corporate assets	5,818	3,440	5,564	67
Revenues related to certain VIEs	3,455	51,747	41,833	509
Revenues from discontinued operations	(72,783)	(46,272)	(22,148)	(269)

Total consolidated revenues	¥890,552	¥946,878	¥972,884	$11,837

Segment profits:
Total profits for segments	¥69,860	¥118,920	¥145,167	$1,766
Corporate interest expenses, general and administrative expenses	(276)	(11,852)	(14,690)	(187)
Corporate write-downs of securities	(887)	(615)	0	0
Corporate net gains (losses) on investment securities	173	203	0	0
Corporate other gains (losses)	(3,004)	(4,876)	(3,689)	(36)
Gains (losses) related to assets or liabilities of certain VIEs	0	(1,591)	2,583	31
Discontinued operations	(12,989)	(12,220)	(1,279)	(15)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	3,180	5,332	2,392	29

Total consolidated income before income taxes and discontinued operations	¥56,057	¥93,301	¥130,484	$1,588

Segment assets:
Total assets for segments	¥6,284,275	¥6,142,818	¥6,002,139	$73,028
Cash and cash equivalents, restricted cash and time deposits	717,121	855,340	934,257	11,367
Allowance for doubtful receivables on direct financing leases and probable loan losses	(157,523)	(154,150)	(136,588)	(1,662)
Other receivables	210,521	182,013	188,108	2,289
Other corporate assets	485,746	543,728	501,023	6,095
Assets of certain VIEs	199,660	1,011,833	865,935	10,536

Total consolidated assets	¥7,739,800	¥8,581,582	¥8,354,874	$101,653

From April 1, 2010, certain assets and revenues related to certain VIEs and certain gains (losses) related to assets or liabilities of certain VIEs are included in the reconciliation of segment totals to consolidated financial statement amounts. Due to these changes, the reclassified figures are shown for the year ended March 31, 2010.

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Year Ended March 31, 2010
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥784,537	¥96,879	¥81,919	¥(72,783)	¥890,552
Income before income Taxes	33,180	18,743	17,123	(12,989)	56,057

	Millions of yen
	Year Ended March 31, 2011
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥771,403	¥138,975	¥82,772	¥(46,272)	¥946,878
Income before income Taxes	62,477	18,411	24,633	(12,220)	93,301

	Millions of yen
	Year Ended March 31, 2012
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥768,955	¥130,717	¥95,360	¥(22,148)	¥972,884
Income before income Taxes	77,439	26,894	27,430	(1,279)	130,484

	Millions of U.S. dollars
	Year Ended March 31, 2012
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	$9,356	$1,590	$1,160	$(269)	$11,837
Income before income Taxes	942	327	334	(15)	1,588

*Note:	1. Results of discontinued operations are included in each amount attributed to each geographic area.
2. Mainly United States
3. Mainly Asia, Europe, Oceania and Middle East

ASC 280-10 (“Segment Reporting”) requires disclosure of revenues from external customers for each product and service as enterprise-wide information. The consolidated statements of income in which the revenues are categorized based on the nature of the types of business conducted include the required information.

No single customer accounted for 10% or more of the total revenues for the years ended March 31, 2010, 2011 and 2012.

Subsequent Events	12 Months Ended
Mar. 31, 2012
Subsequent Events

33. Subsequent Events

On April 26, 2012, the Company entered into an agreement with Sumitomo Mitsui Banking Corporation, (hereinafter, “SMBC”) to transfer all shares (4,004,824 shares, 51% of the outstanding shares) of ORIX Credit Corporation (hereinafter, “ORIX Credit”) held by SMBC to the Company, resulting in the reclassification of ORIX Credit from an equity-method affiliate to a wholly-owned subsidiary of the Company at the time of the transfer.

Schedule II.-Valuation and Qualifying Accounts and Reserves	12 Months Ended
Mar. 31, 2012
Schedule II.-Valuation and Qualifying Accounts and Reserves

Schedule II.—Valuation and Qualifying Accounts and Reserves

ORIX Corporation and Subsidiaries

	Millions of yen
	Year Ended March 31, 2010
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Closed office lease obligations	¥148	¥0	¥9	¥(85)	¥25	¥97
Disposal of equipment	0	0	3	(3)	0	0
Severance and other benefits to terminated employees	0	0	16	0	0	16

Total	¥148	¥0	¥28	¥(88)	¥25	¥113

	Millions of yen
	Year Ended March 31, 2011
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Closed office lease obligations	¥97	¥0	¥42	¥(59)	¥(2)	¥78
Severance and other benefits to terminated employees	16	0	0	(16)	0	0

Total	¥113	¥0	¥42	¥(75)	¥(2)	¥78

	Millions of yen
	Year Ended March 31, 2012
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Closed office lease obligations	¥78	¥0	¥0	¥(38)	¥(1)	¥39
Severance and other benefits to terminated employees	0	0	15	(15)	0	0

Total	¥78	¥0	¥15	¥(53)	¥(1)	¥39

	Millions of yen
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction*1	Other*2	Balance at end of period
Year ended March 31, 2010
Deferred tax assets: valuation allowance	¥44,635	¥100	¥3,501	¥(5,448)	¥58	¥42,846
Year ended March 31, 2011
Deferred tax assets: valuation allowance	¥42,846	¥669	¥6,220	¥(22,778)	¥(163)	¥26,794
Year ended March 31, 2012
Deferred tax assets: valuation allowance	¥26,794	¥875	¥6,339	¥(6,836)	¥(3,034)	¥24,138

*Note:	1. The amount of deduction includes expiry of loss carryforwards and sales of subsidiary.
2. The amount of other includes translation adjustment and the effect of changes in statutory tax rate.

Significant Accounting and Reporting Policies (Policies)	12 Months Ended
Mar. 31, 2012
Basis of presenting financial statements

(a) Basis of presenting financial statements

The Company and its subsidiaries in Japan maintain their books in conformity with Japanese accounting practices, which differ in certain respects from U.S. GAAP.

The accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP and, therefore, reflect certain adjustments to the books and records of the Company and its subsidiaries. The principal adjustments relate to initial direct costs to originate leases and loans, use of the straight-line method of depreciation for operating lease equipment, deferral of life insurance policy acquisition costs, calculation of insurance policy liabilities, accounting for goodwill and intangible assets resulting from business combinations, accounting for pension plans, accounting for changes in a parent’s ownership interest in its subsidiary, accounting for securitization of financial assets, reflection of the income tax effect on such adjustments and reclassification of discontinued operations, and the presentation of the noncontrolling interests.

Principles of consolidation

(b) Principles of consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries. Investments in affiliates, where the Company has the ability to exercise significant influence by way of 20% – 50% ownership or other means, are accounted for by using the equity method. Where the Company holds majority voting interests but noncontrolling shareholders have substantive participating rights to decisions that occur as part of the ordinary course of their business, the equity method is applied pursuant to FASB Accounting Standards Codification (“ASC”) 810-10-25-2 to 14 (“Consolidation—The Effect of Noncontrolling Rights on Consolidation”). In addition, the consolidated financial statements also include variable interest entities to which the Company and its subsidiaries are primary beneficiaries pursuant to ASC 810-10 (“Consolidation—Variable Interest Entities”).

A lag period of up to three months is used on a consistent basis when considered necessary and appropriate for recognizing the results of subsidiaries and affiliates.

All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates

(c) Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company has identified ten areas where it believes assumptions and estimates are particularly critical to the financial statements. These are the selection of valuation techniques and determination of assumptions used in fair value measurements (see Note 2), the determination and periodic reassessment of the unguaranteed residual value for direct financing leases and operating leases (see (e)), the determination and reassessment of insurance policy liabilities and deferred policy acquisition costs (see (f)), the determination of the allowance for doubtful receivables on direct financing leases and probable loan losses (see (g)), the determination of impairment of long-lived assets (see (h)), the determination of impairment of investment in securities (see (i)), the determination of the valuation allowance for deferred tax assets and the evaluation of tax positions (see (j)), assessment and measurement of effectiveness in hedging relationship using derivative financial instruments (see (l)), the determination of benefit obligation and net periodic pension cost (see (m)) and the determination of impairment of goodwill and intangible assets not subject to amortization (see (w)).

Foreign currencies translation

(d) Foreign currencies translation

The Company and its subsidiaries maintain their accounting records in their functional currency. Transactions in foreign currencies are recorded in the entity’s functional currency based on the prevailing exchange rates on the transaction date.

The financial statements of overseas subsidiaries and affiliates are translated into Japanese yen by applying the exchange rates in effect at the end of each fiscal year to all assets and liabilities. Income and expenses are translated at the average rates of exchange prevailing during the fiscal year. The currencies in which the operations of the overseas subsidiaries and affiliates are conducted are regarded as the functional currencies of these companies. Foreign currency translation adjustments reflected in accumulated other comprehensive income (loss) arise from the translation of foreign currency financial statements into Japanese yen.

Recognition of revenues

(e) Recognition of revenues

Revenues are recognized when persuasive evidence of an arrangement exists, the service has been rendered or the goods have been delivered to the customer, the transaction price is fixed or determinable and collectibility is reasonably assured.

In addition to the aforementioned general policy, the policies as specifically described hereinafter are applied for each of the major revenue items.

Leases—The Company and its subsidiaries lease various assets to customers under direct financing or operating lease arrangements. Classification of a lease arrangement into either a direct financing lease or an operating lease is dependent upon the specific conditions of the arrangement. Revenue recognition policies applied for direct financing leases and operating leases are specifically described in sections following this paragraph. In providing leasing services, the Company and its subsidiaries execute supplemental services, such as paying insurance and handling taxes on leased assets on behalf of lessees. In some cases, automobile maintenance services are also provided to lessees. Where under terms of the lease or related maintenance agreements the Company and its subsidiaries bear the favorable or unfavorable variability of cost, revenues and expenses are recorded on a gross basis. For those arrangements in which the Company and its subsidiaries do not have substantial risks and rewards of ownership, but instead serve as an agent in collecting from lessees and remitting payments to third parties, the Company and its subsidiaries record revenues net of third-party services costs. Revenues from automobile maintenance services are taken into income over the contract period in proportion to the estimated service costs to be incurred and are recorded in other operating revenues in the accompanying consolidated statements of income.

(1) Recognition of revenues for direct financing leases

Direct financing leases consist of full-payout leases for various equipment types, including office equipment, industrial machinery and transportation equipment. The excess of aggregate lease rentals plus the estimated unguaranteed residual value over the cost of the leased equipment constitutes the unearned lease income to be taken into income over the lease term by using the interest method. The estimated residual values represent estimated proceeds from the disposition of equipment at the time the lease is terminated. Estimates of unguaranteed residual values are based on current market values of used equipment, estimates of when and how much equipment will become obsolete and actual recovery being experienced for similar used equipment. Initial direct costs are being deferred and amortized as a yield adjustment over the life of related lease by using the interest method. The unamortized balance of initial direct costs is reflected as a component of investment in direct financing leases.

(2) Recognition of revenues for operating leases

Revenues from operating leases are recognized on a straight-line basis over the contract terms. Investment in operating leases is recorded at cost less accumulated depreciation and is depreciated over their estimated useful lives mainly on a straight-line basis. Estimated average useful lives of principal operating lease assets classified as transportation equipment is 7 years, measuring and information-related equipment is 4 years, real estate is 33 years and other is 7 years. Depreciation expenses are included in costs of operating leases. Gains or losses arising from dispositions of operating lease assets, except real estate under operating leases, are included in operating lease revenues. With respect to some sales of real estate under operating leases such as commercial buildings, the Company or its subsidiaries may retain an interest in some cash flows of the real estate in the form of management or operation of the real estate. Where the Company or its subsidiaries have significant continuing involvement in the operations from the real estate under operating leases which have been disposed of, the gains or losses arising from such disposition are separately disclosed as gains on sales of real estate under operating leases, whereas if the Company or its subsidiaries have no significant continuing involvement in the operations from such disposed real estate, the gains or losses are reported as income from discontinued operations, net.

Estimates of residual values are based on current market values of used equipment, estimates of when and how much equipment will become obsolete and actual recovery being experienced for similar used equipment.

Installment loans—Interest income on installment loans is recognized on an accrual basis. Certain direct loan origination costs, offset by loan origination fees, are being deferred and amortized over the contractual term of the loan as an adjustment of the related loan’s yield using the interest method.

Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.

Non-accrual policy—In common with all classes, past-due financing receivables are receivables for which principal or interest is past-due 30 days or more. Loans whose terms have been modified are not classified as past-due financing receivables if the principals and interests are not past-due 30 days or more in accordance with the modified terms. The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Accrued but uncollected interest is reclassified to investment in direct financing leases or installment loans in the accompanying consolidated balance sheets and becomes subject to the allowance for doubtful receivables and probable loan loss process. Cash repayments received on non-accrual loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual loans and lease receivables when it becomes certain that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and receivables, as evidenced by continual payments from the debtors.

Brokerage commissions and net gains on investment securities—Brokerage commissions and net gains on investment securities are recorded on a trade date basis.

Real estate sales—Revenues from the sales of real estate are recognized when a contract is in place, a closing has taken place, the buyer’s initial and continuing investment is adequate to demonstrate a commitment to pay for the property and the Company and its subsidiaries do not have a substantial continuing involvement in the property.

Insurance premiums and expenses

(f) Insurance premiums and expenses

Premium income from life insurance policies is recognized as earned premiums when due.

Life insurance benefits are recorded as expenses when they are incurred. Policy liabilities for future policy benefits are established using the net level premium method, based on actuarial estimates of the amount of future policyholder benefits. The policies are characterized as long-duration policies and mainly consist of whole life, term life, endowments, and medical insurance. Computation of policy liabilities necessarily includes assumptions about mortality, morbidity, lapse rates, future yields on related investments and other factors applicable at the time the policies are written. The Company’s life insurance subsidiary continually evaluates the potential for changes in the estimates and assumptions applied in determining policy liabilities, both positive and negative, and uses the results of these evaluations both to adjust recorded liabilities and to adjust underwriting criteria and product offerings.

ASC 944 (“Financial Services—Insurance”) requires insurance companies to defer certain costs associated with writing insurances, or deferred policy acquisition costs, and amortize them over the respective policy periods in proportion to anticipated premium revenue. These deferred policy acquisition costs are the costs related to the acquisition of new and renewal insurance policies and consist primarily of first-year commissions in excess of recurring policy maintenance costs and certain variable costs and expenses for underwriting policies (see (ag) regarding deferred policy acquisition costs).

Allowance for doubtful receivables on direct financing leases and probable loan losses

(g) Allowance for doubtful receivables on direct financing leases and probable loan losses

The allowance for doubtful receivables on direct financing leases and probable loan losses is maintained at a level which, in the judgment of management, is appropriate to provide for probable losses inherent in lease and loan portfolios. The allowance is increased by provision charged to income and is decreased by charge-offs, net of recoveries.

Developing the allowance for doubtful receivables on direct financing leases and probable loan losses is subject to numerous estimates and judgments. In evaluating the adequacy of the allowance, management considers various factors, including the business characteristics and financial conditions of the obligors, current economic conditions and trends, prior charge-off experience, current delinquencies and delinquency trends, future cash flows expected to be received from the direct financing leases and loans and value of underlying collateral and guarantees. Impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-impaired loans, including loans that are not individually evaluated for impairment, and direct financing leases, the Company and its subsidiaries evaluate prior charge-off experience segmented by the debtors’ industries and the purpose of the loans, and then develop the allowance for doubtful receivables on direct financing leases and probable loan losses considering the prior charge-off experience and current economic conditions.

The Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal considering debtors’ creditworthiness and the liquidation status of collateral.

Impairment of long-lived assets

(h) Impairment of long-lived assets

The Company and its subsidiaries have followed ASC 360-10 (“Property, Plant, and Equipment—Impairment or Disposal of Long-Lived Assets”). Under ASC 360-10, long-lived assets to be held and used in operations, including tangible assets and intangible assets being amortized, consisting primarily of office building, condominiums, golf courses and other operating assets, shall be tested for recoverability whenever events or changes in circumstances indicate that the assets might be impaired. When the undiscounted future cash flows estimated to be generated by those assets are less than the carrying amount of those assets, the net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount. The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

Investment in securities

(i) Investment in securities

Trading securities are reported at fair value with unrealized gains and losses included in income.

Available-for-sale securities are reported at fair value, and unrealized gains or losses are recorded in accumulated other comprehensive income (loss), net of applicable income taxes.

Held-to-maturity securities are recorded at amortized cost.

Other securities are recorded at cost or carrying value that reflects equity income and loss based on the Company’s share.

For available-for-sale securities, the Company and its subsidiaries generally recognize losses related to equity securities for which the fair value has been significantly below the acquisition cost (or current carrying value if an adjustment has been made in the past) for more than six months. Also, the Company and its subsidiaries charge against income losses related to equity securities in situations where, even though the fair value has not remained significantly below the carrying value for six months, the decline in the fair value of an equity security is based on the issuer’s specific economic conditions and not just general declines in the related market and where it is considered unlikely that the fair value of the equity security will recover within six months.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about the collectibility. The Company and its subsidiaries do not consider that an other-than-temporary impairment for a debt security has occurred if (1) the Company and its subsidiaries do not intend to sell the debt security, (2) it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis and (3) the present value of estimated cash flows will fully cover the amortized cost of the security. On the other hand, the Company and its subsidiaries consider that an other-than-temporary impairment has occurred if (1) the Company and its subsidiaries intend to sell the debt security, (2) it is more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis or (3) the present value of estimated cash flows will not fully cover the amortized cost of the security. For the debt security for which an other-than-temporary impairment is considered to have occurred, the Company and its subsidiaries recognize the entire difference between the amortized cost and the fair value in earnings if the Company and its subsidiaries intend to sell the debt security or it is more likely than not that the Company and its subsidiary will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss. On the other hand, if the Company and its subsidiaries do not intend to sell the debt security and it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss, the Company and its subsidiaries separate the difference between the amortized cost and the fair value of the debt securities into the credit loss component and the non-credit loss component. The credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes.

For other securities, the Company and its subsidiaries reduce the carrying value of other security to the fair value and charge against income losses related to other securities in situations where it is considered that the decline in the value of other security is other than temporary.

Income taxes

(j) Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if, based on the weight of available evidence, it is “more likely than not” that some portion or all of the deferred tax asset will not be realized.

The Company and its subsidiaries have followed ASC 740 (“Income Taxes”). According to ASC 740, the Company and its subsidiaries recognize the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon tax examination, including resolution of any related appeals or litigation processes, and measure the tax position that meets the recognition threshold at the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement with the taxing authority. The Company and its subsidiaries classify penalties and interest expense related to income taxes as part of provision for income taxes in the consolidated statements of income.

Effective for the fiscal year ended March 31, 2012, the Company and certain consolidated subsidiaries have elected to file a consolidated tax return.

Securitized assets

(k) Securitized assets

The Company and its subsidiaries have securitized and sold to investors certain lease receivables, loan receivables and investment in securities. In the securitization process, the assets to be securitized (“the assets”) are sold to trusts and special-purpose entities that issue asset-backed beneficial interests and securities to the investors.

Until the end of the fiscal year 2010 (March 31, 2010), certain trusts and special-purpose entities that met the conditions of qualifying special-purpose entities (“QSPEs”) were not consolidated under the previous consolidation guidance for variable interest entities (“VIEs”) and the Company and its subsidiaries had accounted for those securitization transactions in which the financial assets were transferred to QSPEs as a sale when control over the transferred assets was surrendered. When the Company and its subsidiaries sold the assets in a securitization transaction, the carrying value of the assets was allocated to the portion sold and the portion that continued to be held, based on relative fair values. The Company and its subsidiaries recognized gains or losses for the difference between the net proceeds received and the allocated carrying value of the assets sold. Any gain or loss from a securitization transaction was recorded as revenue of direct financing leases, interest on loans and investment securities, or brokerage commissions and net gains on investment securities. Interests that continued to be held included senior interests, subordinated interests and cash reserve account. Interests that continued to be held were initially recorded at the allocated carrying value of the assets based on their respective fair values and were periodically reviewed for impairment. For an interest that continued to be held for which the fair value was less than the amortized cost basis amounts, we estimated the present value of cash flows expected to be collected from the interest and compared it with the amortized cost basis of the interest to determine whether a credit loss existed. If, based on current information and events, we determined a credit loss existed for that interest, an other-than-temporary impairment was considered to have occurred. We wrote down that interest to fair value with the credit loss component of the impairment recognized in earnings and the noncredit component recorded in other comprehensive income (loss), unless we intended to sell that interest or more likely than not would be required to sell that interest before recovery of its amortized cost basis less any current-period credit loss, in which case the entire impairment loss would be charged to earnings. Fair values of interests that continued to be held were estimated by determining the present value of future expected cash flows based on management’s estimates of key assumptions, including expected credit loss rate, discount rate and prepayment rate.

From April 1, 2010, the Company and its subsidiaries have adopted Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), which removed the exemption from consolidation previously given to QSPEs and any SPEs for securitizing financial assets have become subject to the consolidation rule for VIEs. As a result, trusts or SPEs used in securitization transactions including those that were previously considered to be QSPEs of which the Company and its subsidiaries are the primary beneficiary have been consolidated, and the transfers of the financial assets to those consolidated trusts and SPEs are not accounted for as sales. Assets held by consolidated trusts or consolidated SPEs continue to be accounted for as direct financing lease receivables, loan receivable and investment securities, as they were before the transfer, and asset-backed beneficial interests and securities issued to the investors are accounted for as debt. In case the Company and its subsidiaries have transferred financial assets to a transferee which is not subject to consolidation, the Company and its subsidiaries account for the transfer as a sale when control over the transferred assets is surrendered.

A certain subsidiary originates and sells loans into the secondary market, while retaining the obligation to service those loans. In addition, it undertakes obligations to service loans originated by others. The subsidiary recognizes servicing assets if it expects the benefit of servicing to more than adequately compensate it for performing the servicing or recognizes servicing liabilities if it expects the benefit of servicing to less than adequately compensate it. These servicing assets and liabilities are initially recognized at fair value and subsequently accounted for using the amortization method whereby the assets and liabilities are amortized in proportion to and over the period of estimated net servicing income or net servicing loss. On a quarterly basis, servicing assets and liabilities are evaluated for impairment or increased obligations. The fair value of servicing assets and liabilities is estimated using an internal valuation model, or by obtaining an opinion of value from an independent third-party vendor. Both methods are based on calculating the present value of estimated future net servicing cash flows, taking into consideration discount rates, prepayments, and servicing costs. The internal valuation model is validated at least semiannually through third-party valuations.

Derivative financial instruments

(l) Derivative financial instruments

The Company and its subsidiaries apply ASC 815 (“Derivatives and Hedging”) and all derivatives held by the Company and its subsidiaries are recognized on the consolidated balance sheets at fair value. The accounting treatment of subsequent changes in their fair value depends on their use, and whether they qualify as effective “hedges” for accounting purposes. Derivatives that are not hedges must be adjusted to fair value through the consolidated statements of income. If a derivative is a hedge, then depending on its nature, changes in its fair value will be either offset against change in the fair value of hedged assets or liabilities through the consolidated statements of income, or recorded in other comprehensive income (loss).

If a derivative is held as a hedge of the variability of fair value related to a recognized asset or liability or an unrecognized firm commitment (“fair value” hedge), changes in the fair value of the derivative are recorded in earnings along with the changes in the fair value of the hedged item.

If a derivative is held as a hedge of the variability of cash flows related to a forecasted transaction or a recognized asset or liability (“cash flow” hedge), changes in the fair value of the derivative are recorded in other comprehensive income (loss) to the extent that the derivative is effective as a hedge, until earnings are affected by the variability in cash flows of the designated hedged item.

If a derivative is held as a hedge of a foreign-currency fair-value or cash-flow hedge (“foreign currency” hedge), changes in the fair value of the derivative are recorded in either earnings or other comprehensive income (loss), depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge. However, if a derivative is used as a hedge of a net investment in a foreign operation, changes in its fair value, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within other comprehensive income (loss).

Changes in the fair value of a derivative, which is not held as a hedge, such as those held for trading use, or the ineffective portion of the change in fair value of a derivative that qualifies as a hedge, are recorded in earnings.

For all hedging relationships, at inception the Company and its subsidiaries formally document the details of the hedging relationship and hedged activity. The Company and its subsidiaries also formally assess, both at the hedge’s inception and on an ongoing basis, the effectiveness of the hedge relationship. The Company and its subsidiaries cease hedge accounting prospectively when the derivative no longer qualifies for hedge accounting.

Pension plans

(m) Pension plans

The Company and certain subsidiaries have contributory and non-contributory pension plans covering substantially all of their employees. The Company and its subsidiaries apply ASC 715 (“Compensation—Retirement Benefits”), and the costs of pension plans are accrued based on amounts determined using actuarial methods under the assumptions of discount rate, rate of increase in compensation level, expected long-term rate of return on plan assets and others.

The Company and its subsidiaries also recognize the funded status of pension plans, measured as the difference between the fair value of plan assets and the benefit obligation, on the consolidated balance sheet. Changes in that funded status are recognized in the year in which the changes occur through other comprehensive income (loss), net of applicable income taxes.

Stock-based compensation

(n) Stock-based compensation

The Company and its subsidiaries apply ASC 718 (“Compensation—Stock Compensation”). ASC 718 requires, with limited exception, that the cost of employee services received in exchange for an award of equity instruments be measured based on the grant-date fair value. The costs are recognized over the requisite employee service period.

Stock splits

(o) Stock splits

Stock splits implemented prior to October 1, 2001 had been accounted for by transferring an amount equivalent to the par value of the shares from additional paid-in capital to common stock as required by the Japanese Commercial Code (the “Code”) before amendment. However, no such reclassification was made for stock splits when common stock already included a portion of the proceeds from shares issued at a price in excess of par value. This method of accounting was in conformity with accounting principles generally accepted in Japan.

As a result of a revision to the Code before amendment effective on October 1, 2001 and the Companies Act implemented on May 1, 2006, the above-mentioned method of accounting required by the Code has become unnecessary.

In the United States, stock splits in comparable circumstances are considered to be stock dividends and are accounted for by transferring from retained earnings to common stock and additional paid-in capital amounts equal to the fair market value of the shares issued. Common stock is increased by the par value of the shares and additional paid-in capital is increased by the excess of the market value over par value of the shares issued. Had such stock splits made prior to October 1, 2001 been accounted for in this manner, additional paid-in capital as of March 31, 2012 would have increased by approximately ¥24,674 million ($300 million), with a corresponding decrease in retained earnings. Total ORIX Corporation shareholders’ equity would remain unchanged. A stock split on May 19, 2000 was excluded from the above amounts because the stock split was not considered to be a stock dividend under U.S. GAAP.

Cash and cash equivalents	(p) Cash and cash equivalents Cash and cash equivalents include cash on hand, deposits placed with banks and short-term highly liquid investments with original maturities of three months or less.
Restricted cash

(q) Restricted cash

Restricted cash consists of deposits related to servicing agreements, deposits collected on behalf of the customers and applied to non-recourse loans, trust accounts under securitization programs and others.

Other operating assets

(r) Other operating assets

Other operating assets consist primarily of operating facilities (including golf courses, hotels and training facilities and senior housing), which are stated at cost less accumulated depreciation, and depreciation is calculated mainly on a straight-line basis over the estimated useful lives of the assets. Depreciation expenses in fiscal 2010, 2011 and 2012 are ¥6,164 million, ¥6,857 million and ¥6,606 million ($80 million), respectively. Accumulated depreciation was ¥34,739 million and ¥37,765 million ($459 million) as of March 31, 2011 and 2012, respectively. Estimated useful lives range up to 50 years for buildings, up to 60 years for land improvement and up to 22 years for others.

Other receivables

(s) Other receivables

Other receivables include primarily payments made on behalf of lessees for property tax, maintenance fees and insurance premiums in relation to direct financing lease contracts, accounts receivables in relation to sales of assets to be leased, residential condominiums and other assets, and derivative assets.

Inventories

(t) Inventories

Inventories consist primarily of advance and/or progress payments for development of residential condominiums for sale and completed residential condominiums (including completed residential condominiums waiting to be delivered to buyers under the contracts for sale). Advance and/or progress payments for development of residential condominiums for sale are carried at cost less any impairment losses and finished goods (including completed residential condominiums) are stated at the lower of cost or market. As of March 31, 2011 and 2012, advance and/or progress payments were ¥96,197 million and ¥69,816 million ($849 million), respectively, and finished goods were ¥12,213 million and ¥9,838 million ($120 million), respectively.

Certain subsidiaries recorded ¥7,115 million, ¥9,844 million and ¥4,039 million ($49 million) of write-downs principally for advance and/or progress payments for development of residential condominiums for sale for fiscal 2010, 2011 and 2012, resulting from an increase in development costs and/or a decrease in expected sales price. These write-downs were recorded in costs of real estate sales and included in the Real Estate segment.

Office facilities

(u) Office facilities

Office facilities are stated at cost less accumulated depreciation. Depreciation is calculated on a declining-balance basis or straight-line basis over the estimated useful lives of the assets. Depreciation expenses in fiscal 2010, 2011 and 2012 are ¥3,120 million, ¥2,857 million and ¥3,228 million ($39 million), respectively. Accumulated depreciation was ¥39,057 million and ¥39,492 million ($480 million) as of March 31, 2011 and 2012, respectively. Estimated useful lives range up to 62 years for buildings and fixtures and up to 20 years for machinery and equipment.

Other assets

(v) Other assets

Other assets consist primarily of the excess of purchase prices over the net assets acquired in acquisitions (goodwill) and other intangible assets (see (w)), deferred insurance policy acquisition costs which are amortized over the contract periods, leasehold deposits, advance payments made in relation to purchases of assets to be leased and to construction of real estate for operating lease, and deferred tax assets.

Goodwill and other intangible assets

(w) Goodwill and other intangible assets

The Company and its subsidiaries have followed ASC 805 (“Business Combinations”) and ASC 350 (“Intangibles—Goodwill and Other”). ASC 805 requires that all business combinations be accounted for using the acquisition method. ASC 805 also requires that intangible assets acquired in a business combination be recognized apart from goodwill if the intangible assets meet one of two criteria—either the contractual-legal criterion or the separability criterion.

ASC 350 establishes how intangible assets (other than those acquired in a business combination) should be accounted for upon acquisition. It also addresses how goodwill and other intangible assets should be accounted for subsequent to their acquisition. Both goodwill and intangible assets that have indefinite useful lives are not amortized but tested at least annually for impairment. Additionally, if events or changes in circumstances indicate that the asset might be impaired, we test for impairment when such events or changes occur. The Company and its subsidiaries adopted Accounting Standards Update 2011-08 (“Testing Goodwill for Impairment”—ASC 350 (“Intangibles—Goodwill and Other”)) from the fiscal year ended March 31, 2012. According to ASU 2011-08, the Company and its subsidiaries perform a qualitative assessment before determining whether to calculate the fair value of a reporting unit under the first step of the two-step goodwill impairment test. If, after assessing the totality of events or circumstances, it is determined that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then the Company and/or subsidiaries do not perform the two-step impairment test. However, if the Company and/or subsidiaries conclude otherwise, the Company and/or subsidiaries perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. If the fair value of the reporting unit falls below its carrying amount, then the Company and/or subsidiaries perform the second step of the goodwill impairment test by comparing the fair value of goodwill with its carrying amount. If the carrying amount of goodwill exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The Company and its subsidiaries test the goodwill either at the operating segment level or one level below the operating segments.

Intangible assets with finite lives are amortized over their useful lives and tested for impairment in accordance with ASC 360-10 (“Property, Plant, and Equipment—Impairment or Disposal of Long-Lived Assets”).

Trade notes, accounts payable and other liabilities	(x) Trade notes, accounts payable and other liabilities Trade notes, accounts payable and other liabilities include accounts payables, guarantee liabilities, and derivative liabilities.
Capitalization of interest costs

(y) Capitalization of interest costs

The Company and its subsidiaries capitalized interest costs of ¥2,810 million, ¥3,646 million and ¥2,395 million ($29 million) in fiscal 2010, 2011 and 2012, respectively, related to specific long-term development projects.

Advertising

(z) Advertising

The costs of advertising are expensed as incurred. The total amounts charged to advertising expense in fiscal 2010, 2011 and 2012 are ¥6,870 million, ¥6,165 million and ¥5,888 million ($72 million), respectively.

Discontinued operations

(aa) Discontinued operations

The Company and its subsidiaries have followed ASC 205-20 (“Presentation of Financial Statements—Discontinued Operations”). Under ASC 205-20, the scope of discontinued operations includes the operating results of any component of an entity with its own identifiable operations and cash flow and in which operations the Company and its subsidiaries will not have significant continuing involvement. Included in reported discontinued operations are the operating results of operations for the subsidiaries, the business units and certain properties sold or to be disposed of by sale without significant continuing involvements, which results of operations for prior periods presented have also been reclassified as discontinued operations in the accompanying consolidated statements of income.

Financial statements presentation in U.S. dollars

(ab) Financial statements presentation in U.S. dollars

The translations of the Japanese yen amounts into U.S. dollars are included solely for the convenience of the readers, using the prevailing exchange rate at March 31, 2012, which was ¥82.19 to $1.00. The convenience translations should not be construed as representations that the Japanese yen amounts have been, could have been, or could in the future be, converted into U.S. dollars at this or any other rate of exchange.

Earnings per share

(ac) Earnings per share

Basic earnings per share is computed by dividing income attributable to ORIX Corporation from continuing operations and net income attributable to ORIX Corporation by the weighted average number of shares of common stock outstanding in each period and diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Earnings per share is adjusted for any stock splits and stock dividends retroactively.

Furthermore, the Company and its subsidiaries apply ASC 260-10-45-43 to 44 (“Earnings Per Share—Contingently Convertible Instruments”) to Liquid Yield Option Notes™.

Partial sale and additional acquisition of the parent's ownership interest in subsidiaries

(ad) Partial sale and additional acquisition of the parent’s ownership interest in subsidiaries

A partial sale and an additional acquisition of the parent’s ownership interest in subsidiaries where the parent continues to retain control of that subsidiary are accounted for as equity transactions. On the other hand, in a transaction that results in the loss of control, the gain or loss recognized in income includes the realized gain or loss related to the portion of ownership interest sold and the gain or loss on the remeasurement to fair value of the interest retained.

Redeemable noncontrolling interests

(ae) Redeemable noncontrolling interests

Noncontrolling interest in certain subsidiaries are subject to call and put rights upon certain shareholder events. As redemption of the noncontrolling interest is not solely in the control of the subsidiary, it is recorded between Liabilities and Equity on the consolidated balance sheets at its estimated redemption value in accordance with provisions including EITF Topic No. D-98 (ASC 480-10-s99-3A) (“Classification and Measurement of Redeemable Securities”).

Issuance of stock by an affiliate

(af) Issuance of stock by an affiliate

When an affiliate issues stocks to unrelated third parties, the Company and its subsidiaries’ ownership interest in the affiliate decreases. In the event that the price per share is more or less than the Company and its subsidiaries’ average carrying amount per share, the Company and its subsidiaries adjust the carrying amount of its investment in the affiliate and recognize gain or loss in the consolidated statements of income in the year in which the change in ownership interest occurs.

New accounting pronouncements

(ag) New accounting pronouncements

In June 2009, FASB Statement No. 166 (“Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140”), which was codified by Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), was issued. This Update removes the concept of a qualifying special-purpose entity and removes the exception from applying ASC 810-10 (“Consolidation-Variable Interest Entities”) to variable interest entities that are qualifying special-purpose entities. This Update also modifies the financial-components approach used in ASC 860 and limits the circumstances in which a transferor derecognizes a portion or component of a financial asset.

Furthermore, in June 2009, FASB Statement No. 167 (“Amendment of FASB Interpretation No. 46(R)” (“FIN 46(R)”)), which was codified by Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)), was issued. This Update requires an enterprise to perform qualitative analysis to identify the primary beneficiary. An enterprise that has both of the following characteristics is considered to be the primary beneficiary who shall consolidate a variable interest entity:

•	The power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance

•

The obligation to absorb losses of the entity that could potentially be significant to the variable interest entity or the right to receive benefits from the entity that could potentially be significant to the variable interest entity.

Additionally, this Update requires ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity.

These Updates are effective as of the beginning of the fiscal year that begins after November 15, 2009, for interim periods within that fiscal year, and for fiscal years and interim periods thereafter. The Company and its subsidiaries adopted these Updates on April 1, 2010. The effects of adopting these Updates on the Company and its subsidiaries’ financial conditions at the initial adoption date was an increase of ¥1,147 billion on total assets, an increase of ¥1,169 billion on total liabilities and a decrease of ¥22 billion on retained earnings, net of tax, respectively, in the consolidated balance sheets.

In January 2010, Accounting Standards Update 2010-06 (“Improving Disclosures about Fair Value Measurements”—ASC 820 (“Fair Value Measurements and Disclosures”)) was issued. This Update improves existing disclosures and adds new disclosures. The Company and its subsidiaries adopted certain disclosure requirements in the roll forward of activity in Level 3 fair value measurements on April 1, 2011. The Company and its subsidiaries already adopted the other disclosure requirements in the period ended March 31, 2010. The adoption did not have a material effect on the Company and its subsidiaries’ results of operation or financial position.

In July 2010, Accounting Standards Update 2010-20 (“Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”—ASC 310 (“Receivables”)) was issued. This Update enhances disclosures about the credit quality of financing receivables and the allowance for credit losses, by requiring an entity to provide disaggregated information by portfolio segment or class of financing receivables, credit quality indicators, past due information, and information about modifications of its financing receivables, and other information. This Update requires the disclosures as of the end of a reporting period, and the disclosures about activity that occurs during a reporting period. The Company and its subsidiaries adopted the period-end disclosure requirements for the period ended December 31, 2010, and the activity disclosure requirements for the period beginning on April 1, 2011, respectively. This Update only relates to certain disclosure requirements and its adoption had no effect on the Company and its subsidiaries’ results of operations or financial position. In April 2011, Accounting Standards Update 2011-02 (“A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring”—ASC 310 (“Receivables”)) was issued. This Update clarifies the guidance on a creditor’s evaluation of whether a restructuring constitutes a troubled debt restructuring. Additionally, this Update requires entities to disclose certain information about troubled debt restructuring, which was deferred by the adoption of Accounting Standards Update 2011-01 (“Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No.2010-20”—ASC 310 (“Receivables”)). The Company and its subsidiaries adopted this Update on July 1, 2011 and applied the amendments in this Update retrospectively to restructurings that occurred on or after April 1, 2011. The adoption did not have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In October 2010, Accounting Standards Update 2010-26 (“Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts”—ASC 944 (“Financial Services—Insurance”)) was issued. This Update modifies the current definition of the types of costs relating to the acquisition of new and renewal insurance contracts that can be deferred as deferred policy acquisition costs, and specifies that only certain costs related directly to the successful acquisition of new or renewal insurance contracts should be deferred. In accordance with the amendment in this Update, the advertising cost which does not meet certain capitalization criteria, and the cost relating to unsuccessful contract acquisition should be charged to expense as incurred. The Update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011 and should be applied prospectively. Retrospective application to all prior periods presented upon the date of adoption is permitted. Upon initial adoption of this Update on April 1, 2012, the Company intends to retrospectively apply the Update to prior periods financial statements and estimates that the effect of the retrospective adoption on the financial position at the initial adoption date would be a decrease of approximately ¥22 billion in other assets and a decrease of approximately ¥15.4 billion in retained earnings, net of tax, in the consolidated balance sheets.

In December 2010, Accounting Standards Update 2010-28 (“When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”—ASC 350 (“Goodwill and Other”)) was issued. This Update modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For these reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. Any resulting goodwill impairment should be recorded as a cumulative effect adjustment to beginning retained earnings in the period of adoption. Any goodwill impairments occurring after the initial adoption of the Update should be included in earnings. The Company and its subsidiaries adopted this Update on April 1, 2011. The adoption did not have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In December 2010, Accounting Standards Update 2010-29 (“Disclosure of Supplementary Pro Forma Information for Business Combinations”—ASC 805 (“Business Combinations”)) was issued. This Update specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The Company and its subsidiaries adopted this Update on April 1, 2011. This Update only relates to certain disclosure requirements and its adoption had no effect on the Company and its subsidiaries’ results of operations or financial position.

In May 2011, Accounting Standards Update 2011-04 (“Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”—ASC 820 (“Fair Value Measurement”)) was issued. This Update is intended to result in a consistent definition of fair value and common requirements for measuring fair value and for disclosures about fair value between U.S. GAAP and IFRSs. Consequently, this Update changes some fair value measurement principles and enhances the disclosure requirements. The Company and its subsidiaries adopted this Update on January 1, 2012.The adoption did not have a significant effect on the Company and its subsidiaries’ results of operations or financial position.

In June 2011, Accounting Standards Update 2011-05 (“Presentation of Comprehensive Income”—ASC 220 (“Comprehensive Income”)) was issued. Under this Update, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The Update does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Update does not change the option for an entity to present components of other comprehensive income either net of related tax effects or before related tax effects. The Update does not affect how earnings per share is calculated or presented. In December 2011, Accounting Standards Update 2011-12 (Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No.2011-05) was issued. This Update defers the effective date for certain amendments in Accounting Standards Update 2011-05 which require an entity to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income. These Updates are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. Early adoption is permitted. These Updates only relate to certain disclosure requirements and their adoption will have no effect on the Company and its subsidiaries’ results of operations or financial position.

In September 2011, Accounting Standards Update 2011-08 (“Testing Goodwill for Impairment”—ASC 350 (“Intangibles—Goodwill and Other”)) was issued. This Update permits an entity to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount including goodwill before performing the two-step goodwill impairment test. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is not required. The Company and its subsidiaries adopted this Update in the period ended March 31, 2012.The adoption of this Update did not have a significant effect on the Company and its subsidiaries’ results of operations or financial position.

In December 2011, Accounting Standards Update 2011-10 (“Derecognition of in Substance Real Estate—a Scope Clarification”—ASC 360 (“Property, Plant, and Equipment”)) was issued. This Update is intended to resolve the diversity in practice and clarifies that when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s non-recourse debt, the reporting entity should apply the guidance in ASC 360-20 (“Property, Plant, and Equipment—Real Estate Sales”) to determine whether it should derecognize the in substance real estate. The Update is effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early application is permitted. Generally, the effect of adopting this Update on the Company and its subsidiaries’ results of operations or financial position will depend on future transactions.

In December 2011, Accounting Standards Update 2011-11 (“Disclosures about Offsetting Assets and Liabilities”—ASC 210 (“Balance Sheet”)) was issued. This Update requires all entities that have financial instruments and derivative instruments that are either offset in the balance sheet or subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements. The Update is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The Update only relates to certain disclosure requirements and its adoption will have no effect on the Company and its subsidiaries’ results of operations or financial position.

Reclassifications	(ah) Reclassifications Certain amounts in fiscal 2010 and 2011 consolidated financial statements have been reclassified to conform to fiscal 2012 presentation.

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2012
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2011 and March 31, 2012:

	March 31, 2011
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Trading securities	¥71,991	¥763	¥71,228	¥0
Available-for-sale securities	883,410	74,914	492,820	315,676
Japanese and foreign government bond securities	169,345	19,995	149,350	0
Japanese prefectural and foreign municipal bond securities	34,968	0	34,968	0
Corporate debt securities	292,032	0	289,459	2,573
Specified bonds issued by SPEs in Japan	222,314	0	0	222,314
CMBS and RMBS in the U.S., and other asset-backed securities	87,874	0	2,591	85,283
Other debt securities	5,506	0	0	5,506
Equity securities	71,371	54,919	16,452	0
Other securities	10,023	0	10,023	0
Investment funds	10,023	0	10,023	0
Derivative assets	22,985	1,306	18,497	3,182
Interest rate swap agreements	2,070	0	2,070	0
Options held/written, caps held and other	3,467	0	333	3,134
Futures, foreign exchange contracts	2,633	1,306	1,327	0
Foreign currency swap agreements	14,766	0	14,766	0
Credit derivatives held/written	49	0	1	48

	¥988,409	¥76,983	¥592,568	¥318,858

Financial Liabilities:
Derivative liabilities	¥42,076	¥977	¥40,863	¥236
Interest rate swap agreements	1,320	0	1,320	0
Options held/written, caps held and other	2,071	0	2,071	0
Futures, foreign exchange contracts	4,968	977	3,991	0
Foreign currency swap agreements	33,481	0	33,481	0
Credit derivatives held/written	236	0	0	236

	¥42,076	¥977	¥40,863	¥236

	March 31, 2012
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*	¥19,397	¥0	¥19,397	¥0
Trading securities	12,817	384	12,433	0
Available-for-sale securities	886,487	173,056	469,776	243,655
Japanese and foreign government bond securities	220,915	105,353	115,562	0
Japanese prefectural and foreign municipal bond securities	57,359	33	57,326	0
Corporate debt securities	280,222	0	277,310	2,912
Specified bonds issued by SPEs in Japan	139,152	0	0	139,152
CMBS and RMBS in the U.S., and other asset-backed securities	95,328	0	2,147	93,181
Other debt securities	8,410	0	0	8,410
Equity securities	85,101	67,670	17,431	0
Other securities	5,178	0	5,178	0
Investment funds	5,178	0	5,178	0
Derivative assets	17,212	649	11,270	5,293
Interest rate swap agreements	4,624	0	4,624	0
Options held/written, caps held and other	5,924	0	631	5,293
Futures, foreign exchange contracts	1,027	649	378	0
Foreign currency swap agreements	5,540	0	5,540	0
Credit derivatives held	97	0	97	0

	¥941,091	¥174,089	¥518,054	¥248,948

Financial Liabilities:
Derivative liabilities	¥16,659	¥412	¥16,247	¥0
Interest rate swap agreements	1,277	0	1,277	0
Options held/written, caps held and other	4,430	0	4,430	0
Futures, foreign exchange contracts	5,497	412	5,085	0
Foreign currency swap agreements	5,432	0	5,432	0
Credit derivatives held	23	0	23	0

	¥16,659	¥412	¥16,247	¥0

	March 31, 2012
	Millions of U.S. dollars
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Loans held for sale*	$236	$0	$236	$0
Trading securities	156	5	151	0
Available-for-sale securities	10,786	2,105	5,716	2,965
Japanese and foreign government bond securities	2,688	1,282	1,406	0
Japanese prefectural and foreign municipal bond securities	698	0	698	0
Corporate debt securities	3,410	0	3,374	36
Specified bonds issued by SPEs in Japan	1,693	0	0	1,693
CMBS and RMBS in the U.S., and other asset-backed securities	1,160	0	26	1,134
Other debt securities	102	0	0	102
Equity securities	1,035	823	212	0
Other securities	63	0	63	0
Investment funds	63	0	63	0
Derivative assets	209	8	137	64
Interest rate swap agreements	56	0	56	0
Options held/written, caps held and other	72	0	8	64
Futures, foreign exchange contracts	13	8	5	0
Foreign currency swap agreements	67	0	67	0
Credit derivatives held	1	0	1	0

	$11,450	$2,118	$6,303	$3,029

Financial Liabilities:
Derivative liabilities	$202	$5	$197	$0
Interest rate swap agreements	15	0	15	0
Options held/written, caps held and other	54	0	54	0
Futures, foreign exchange contracts	67	5	62	0
Foreign currency swap agreements	66	0	66	0
Credit derivatives held	0	0	0	0

	$202	$5	$197	$0

*	A subsidiary elected the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) on the loans held for sale originated on and after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in other operating revenues in the consolidated statements of income are gains from the change in the fair value of the loans of ¥1,024 million ($12 million), for the fiscal year ended March 31, 2012. No gains or losses were recognized in earnings during the fiscal year ended March 31, 2012 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2012, are ¥18,326 million ($223 million) and ¥19,397 million ($236 million), respectively, and the aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥1,071 million ($13 million). There are no loans that are 90 days or more past due, in non-accrual status, or both.

Reconciliation of Financial Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table presents the reconciliation of financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during fiscal year 2010, 2011 and 2012:

	2010
	Millions of yen
	Balance at April 1, 2009	Gains or losses (realized/unrealized)			Purchase, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2010	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2010*1
		Included in earnings *1	Included in other comprehensive income*2	Total
Trading securities	¥166	¥0	¥(170)	¥(170)	¥57	¥0	¥53	¥0
Available-for-sale securities	447,859	(9,394)	(519)	(9,913)	(36,997)	855	401,804	(8,691)
Corporate debt securities	10,176	(1,302)	492	(810)	(3,380)	855	6,841	(801)
Specified bonds issued by SPEs in Japan	300,765	(989)	(1,910)	(2,899)	(51,561)	0	246,305	(515)
CMBS and RMBS in the U.S., and other asset-backed securities	131,490	(7,103)	845	(6,258)	17,944	0	143,176	(7,375)
Other debt securities	5,428	0	54	54	0	0	5,482	0
Investment in affiliates	6,954	(6,954)	0	(6,954)	0	0	0	0
Derivative assets and liabilities (net)	668	(175)	0	(175)	0	0	493	(175)
Options held/written, caps held	438	(438)	0	(438)	0	0	0	(438)
Credit derivatives held/written	230	263	0	263	0	0	493	263

	2011
	Millions of yen
	Balance at April 1, 2010	Gains or losses (realized/ unrealized)			Purchase, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2011	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2011*1
		Included in earnings*1	Included in other comprehensive income*2	Total
Trading securities	¥53	¥(26)	¥(2)	¥(28)	¥(25)	¥0	¥0	¥0
Available-for-sale securities	401,804	(6,242)	(3,248)	(9,490)	(33,102)	(43,536)	315,676	(5,848)
Corporate debt securities	6,841	(34)	(83)	(117)	(2,094)	(2,057)	2,573	(72)
Specified bonds issued by SPEs in Japan	246,305	(5,195)	351	(4,844)	(27,076)	7,929	222,314	(5,275)
CMBS and RMBS in the U.S., and other asset-backed securities	143,176	(1,013)	(3,540)	(4,553)	(3,932)	(49,408)	85,283	(501)
Other debt securities	5,482	0	24	24	0	0	5,506	0
Derivative assets and liabilities (net)	493	(206)	0	(206)	0	2,659	2,946	(206)
Options held/written, caps held and other	0	475	0	475	0	2,659	3,134	475
Credit derivatives held/written	493	(681)	0	(681)	0	0	(188)	(681)

	2012
	Millions of yen
	Balance at April 1, 2011	Gains or losses (realized/ unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2012	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2012*1
		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥315,676	¥(1,262)	¥1,443	¥181	¥63,980	¥(18,054)	¥(118,596)	¥468	¥243,655	¥(2,429)
Corporate debt securities	2,573	(18)	108	90	2,549	(431)	(2,337)	468	2,912	(35)
Specified bonds issued by SPEs in Japan	222,314	(3,066)	2,178	(888)	6,668	(9,625)	(79,317)	0	139,152	(3,397)
CMBS and RMBS in the U.S., and other asset-backed securities	85,283	1,822	(1,056)	766	49,072	(7,998)	(33,942)	0	93,181	1,003
Other debt securities	5,506	0	213	213	5,691	0	(3,000)	0	8,410	0
Derivative assets and liabilities (net)	2,946	2,159	0	2,159	0	0	188	0	5,293	2,159
Options held/written, caps held and other	3,134	2,159	0	2,159	0	0	0	0	5,293	2,159
Credit derivatives held/written	(188)	0	0	0	0	0	188	0	0	0

	2012
	Millions of U.S. dollars
	Balance at April 1, 2011	Gains or losses (realized/ unrealized)			Purchases	Sales	Settlements	Transfers in and/ or out of Level 3 (net)*3	Balance at March 31, 2012	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2012*1
		Included in earnings*1	Included in other compre- hensive income*2	Total
Available-for-sale securities	$3,841	$(15)	$17	$2	$778	$(220)	$(1,442)	$6	$2,965	$(30)
Corporate debt securities	31	(0)	1	1	31	(5)	(28)	6	36	(0)
Specified bonds issued by SPEs in Japan	2,705	(37)	26	(11)	81	(118)	(964)	0	1,693	(41)
CMBS and RMBS in the U.S., and other asset-backed securities	1,038	22	(13)	9	597	(97)	(413)	0	1,134	11
Other debt securities	67	0	3	3	69	0	(37)	0	102	0
Derivative assets and liabilities (net)	36	26	0	26	0	0	2	0	64	26
Options held/written, caps held and other	38	26	0	26	0	0	0	0	64	26
Credit derivatives held/written	(2)	0	0	0	0	0	2	0	0	0

*1	Principally, gains and losses from trading securities are included in “brokerage commissions and net gains (losses) on investment securities”; available-for-sale securities are included in “write-downs of securities” or “life insurance premiums and related investment income”; investment in affiliates are included in “equity in net income (loss) of affiliates” and derivative assets and liabilities (net) are included in “other operating revenues /expenses,” respectively. Also, for available-for-sale securities, amortization of interest recognized in interest on loans and investment securities are included in these columns.
*2	Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities.”
*3	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.

Recorded Amounts of Major Assets and Liabilities Measured at Fair Value on Nonrecurring Basis

The following table presents recorded amounts of major assets measured at fair value on a nonrecurring basis as of March 31, 2011 and March 31, 2012. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

	March 31, 2011
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥3,776	¥0	¥0	¥3,776
Loans held for sale	11,439	0	11,439	0
Real estate collateral-dependent loans (net of allowance for probable loan losses)	110,329	0	0	110,329
Investment in operating leases and other operating assets	26,813	0	0	26,813
Land and buildings undeveloped or under construction	30,595	0	0	30,595
Certain investment in affiliates	2,090	236	0	1,854

	¥185,042	¥236	¥11,439	¥173,367

	March 31, 2012
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥9,715	¥0	¥0	¥9,715
Real estate collateral-dependent loans (net of allowance for probable loan losses)	73,319	0	0	73,319
Investment in operating leases and other operating assets	16,159	0	0	16,159
Land and buildings undeveloped or under construction	20,445	0	0	20,445
Certain investment in affiliates	15,660	10,775	0	4,885

	¥135,298	¥10,775	¥0	¥124,523

	March 31, 2012
	Millions of U.S. dollars
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	$118	$0	$0	$118
Real estate collateral-dependent loans (net of allowance for probable loan losses)	892	0	0	892
Investment in operating leases and other operating assets	196	0	0	196
Land and buildings undeveloped or under construction	249	0	0	249
Certain investment in affiliates	191	131	0	60

	$1,646	$131	$0	$1,515

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level 3 Assets Measured at Fair Value on Recurring Basis

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a recurring basis as of March 31, 2012.

	March 31, 2012
	Millions of yen	Millions of U.S. dollars	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value	Fair Value
Financial Assets:
Available-for-sale securities
Corporate debt securities	¥1,088	$14	Discounted cash flows	Discount rate	2.9% – 7.5%
					(4.9%)

	1,824	22	Appraisals/	—	—
			Broker quotes

Specified bonds issued by SPEs in Japan	118,624	1,443	Discounted cash flows	Discount rate	1.0% – 13.0%
					(4.0%)

	20,528	250	Appraisals/	—	—
			Broker quotes

CMBS and RMBS in the U.S., and other asset-backed securities	63,436	772	Discounted cash flows	Discount rate	2.7% – 44.1%
					(11.2%)
				Probability of	0.0% – 6.1%
				default	(0.9%)

	29,745	362	Appraisals/	—	—
			Broker quotes

Other debt securities	8,410	102	Discounted cash flows	Discount rate	12.5%
					(12.5%)

Derivative assets
Options held/written, caps held and other	5,293	64	Discounted cash flows	Discount rate	10.0% – 15.0%
					(12.0%)

	¥248,948	$3,029

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during the three months ended March 31, 2012.

	March 31, 2012
	Millions of yen	Millions of U.S. dollars	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value	Fair Value
Assets:
Unlisted securities	¥8,814	$107	Discounted cash flows	Discount rate	4.2% – 12.5% (6.5%)
Real estate collateral-dependent loans (net of allowance for probable loan losses)	73,319	892	Discounted cash flows	Discount rate	3.3% – 18.9% (7.9%)
			Direct capitalization	Capitalization rate	5.2% – 29.0% (10.9%)
Investment in operating leases and other operating assets	11,561	141	Discounted cash flows	Discount rate	7.0% – 10.0% (8.2%)
Land and buildings undeveloped or under construction	8,638	105	Discounted cash flows	Discount rate	6.0% (6.0%)
Certain investment in affiliates	4,596	56	Discounted cash flows	Discount rate	5.0% – 8.0% (6.5%)

	¥106,928	$1,301

Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2012
Cash Payments

Cash payments during fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Cash payments:
Interest	¥85,801	¥121,253	¥116,271	$1,415
Income taxes	43,927	50,153	49,190	598

Investment in Direct Financing Leases (Tables)	12 Months Ended
Mar. 31, 2012
Investment in Direct Financing Leases

Investment in direct financing leases at March 31, 2011 and 2012 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Minimum lease payments receivable	¥927,607	¥1,008,720	$12,273
Estimated residual value	39,982	34,240	417
Initial direct costs	6,736	5,847	71
Unearned lease income	(143,472)	(147,921)	(1,800)

	¥830,853	¥900,886	$10,961

Minimum Lease Payments Receivable Due in Each of Next Five Years and Thereafter

At March 31, 2012, the amounts due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥295,331	$3,593
2014	241,517	2,938
2015	169,191	2,059
2016	110,189	1,341
2017	58,667	714
Thereafter	133,825	1,628

Total	¥1,008,720	$12,273

Investment in Operating Leases (Tables)	12 Months Ended
Mar. 31, 2012
Investment in Operating Leases

Investment in operating leases at March 31, 2011 and 2012 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Transportation equipment	¥624,958	¥624,567	$7,599
Measuring and information-related equipment	176,304	191,313	2,328
Real estate	836,953	858,413	10,444
Other	19,152	18,569	226

	1,657,367	1,692,862	20,597
Accumulated depreciation	(402,697)	(404,818)	(4,925)

Net	1,254,670	1,288,044	15,672
Accrued rental receivables	15,625	21,954	267

	¥1,270,295	¥1,309,998	$15,939

Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Lease

Depreciation and various expenses for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Depreciation expenses	¥137,386	¥134,791	¥137,019	$1,667
Various expenses	52,188	51,949	52,314	637

	¥189,574	¥186,740	¥189,333	$2,304

Minimum Future Rentals Receivable on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥147,965	$1,800
2014	94,188	1,146
2015	63,453	772
2016	39,878	485
2017	24,136	294
Thereafter	43,765	533

Total	¥413,385	$5,030

Installment Loans (Tables)	12 Months Ended
Mar. 31, 2012
Composition of Installment Loans By Domicile and Type of Borrower

The composition of installment loans by domicile and type of borrower at March 31, 2011 and 2012 is as follows:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Borrowers in Japan:
Consumer—
Housing loans	¥823,974	¥864,764	$10,522
Other	14,317	13,826	168

	838,291	878,590	10,690

Corporate—
Real estate companies	345,078	297,562	3,620
Non-recourse loans	303,640	226,887	2,761
Commercial, industrial and other companies	513,853	503,454	6,125

	1,162,571	1,027,903	12,506

Overseas:
Non-recourse loans	648,933	549,326	6,684
Other	222,034	216,520	2,634

	870,967	765,846	9,318
Purchased loans*	111,335	97,559	1,187

	¥2,983,164	¥2,769,898	$33,701

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).

Contractual Maturities of Installment Loans Except Purchased Loans

At March 31, 2012, the contractual maturities of installment loans except purchased loans for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥844,162	$10,271
2014	435,229	5,295
2015	282,690	3,439
2016	214,919	2,615
2017	124,199	1,511
Thereafter	771,140	9,383

Total	¥2,672,339	$32,514

Purchased loans
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Beginning balance	¥9,520	¥12,421	¥17,455	$212
Provision charged to income	3,481	5,261	3,188	39
Charge-offs	(609)	(230)	(793)	(10)
Other*	29	3	(25)	(0)

Ending balance	¥12,421	¥17,455	¥19,825	$241

*	Other includes foreign currency translation adjustments.

Direct Financing Leases and Probable Loan Losses
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses

Changes in the allowance for doubtful receivables on direct financing leases and probable loan losses for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Beginning balance	¥158,544	¥157,523	¥154,150	$1,875
Effect of the application of the new accounting standards*1	0	32,181	0	0
Beginning balance after the application of the new accounting standards	¥158,544	¥189,704	¥154,150	$1,875
Provision charged to income	71,525	31,103	19,215	234
Charge-offs	(60,412)	(61,829)	(38,610)	(470)
Recoveries	2,615	175	2,351	29
Other*2	(14,749)	(5,003)	(518)	(6)

Ending balance	¥157,523	¥154,150	¥136,588	$1,662

*1	This effect results from our application of the new accounting standards for consolidation of VIEs under ASU 2009-16 and ASU 2009-17, effective April 1, 2010.
*2	Other includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of subsidiaries.

Credit Quality of Financing Receivables and the Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2012
Information about Allowance for Credit Losses

The following table provides information about the allowance for credit losses as of March 31, 2011 and 2012:

	March 31, 2011
	Millions of yen
	Loans				Direct financing leases	Total
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1
Allowance for Credit Losses:
Ending Balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150

Individually Evaluated for Impairment	3,016	23,123	55,170	16,014	0	97,323
Not Individually Evaluated for Impairment	14,080	4,303	15,802	1,441	21,201	56,827

Financing receivables:
Ending Balance	¥840,419	¥952,573	¥1,065,119	¥111,335	¥830,853	¥3,800,299

Individually Evaluated for Impairment	8,312	73,029	194,005	36,685	0	312,031
Not Individually Evaluated for Impairment	832,107	879,544	871,114	74,650	830,853	3,488,268

	March 31, 2012
	Millions of yen
	Loans				Direct financing leases	Total
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans*1
Allowance for Credit Losses:
Beginning Balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150
Provision charged to income	947	6,509	6,003	3,188	2,568	19,215
Charge-offs	(1,943)	(10,083)	(18,928)	(793)	(6,863)	(38,610)
Recoveries	43	16	2,212	0	80	2,351
Other*2	(3)	(363)	7	(25)	(134)	(518)
Ending Balance	¥16,140	¥23,505	¥60,266	¥19,825	¥16,852	¥136,588

Individually Evaluated for Impairment	3,002	20,657	49,853	17,895	0	91,407
Not Individually Evaluated for Impairment	13,138	2,848	10,413	1,930	16,852	45,181

Financing receivables:
Ending Balance	¥881,483	¥775,465	¥995,246	¥97,559	¥900,886	¥3,650,639

Individually Evaluated for Impairment	9,021	82,957	166,889	34,907	0	293,774
Not Individually Evaluated for Impairment	872,462	692,508	828,357	62,652	900,886	3,356,865

	March 31, 2012
	Millions of U.S. dollars
	Loans				Direct financing leases	Total
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans*1
Allowance for Credit Losses:
Beginning Balance	$207	$334	$864	$212	$258	$1,875
Provision charged to income	12	79	73	39	31	234
Charge-offs	(24)	(123)	(230)	(10)	(83)	(470)
Recoveries	1	0	27	0	1	29
Other*2	(0)	(4)	0	(0)	(2)	(6)
Ending Balance	$196	$286	$734	$241	$205	$1,662

Individually Evaluated for Impairment	36	251	607	218	0	1,112
Not Individually Evaluated for Impairment	160	35	127	23	205	550

Financing receivables:
Ending Balance	$10,725	$9,435	$12,109	$1,187	$10,961	$44,417

Individually Evaluated for Impairment	110	1,009	2,030	425	0	3,574
Not Individually Evaluated for Impairment	10,615	8,426	10,079	762	10,961	40,843

*1	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).
*2	Other includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of subsidiaries.

Information about Impaired Loans

The following table provides information about the impaired loans as of March 31, 2011 and 2012:

	March 31, 2011
	Millions of Yen
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥68,282	¥68,183	¥0
Consumer borrowers	Housing loans	2,259	2,259	0
	Other	0	0	0
Corporate borrowers		66,023	65,924	0
Non-recourse loans	Japan	9,465	9,443	0
	U.S.	4,579	4,579	0
Other	Real estate companies	14,532	14,516	0
	Entertainment companies	17,080	17,031	0
	Other	20,367	20,355	0
Purchased loans		0	0	0
With an allowance recorded*2:		243,749	242,843	97,323
Consumer borrowers	Housing loans	6,053	6,052	3,016
	Other	0	0	0
Corporate borrowers		201,011	200,106	78,293
Non-recourse loans	Japan	11,953	11,895	4,421
	U.S.	47,032	46,786	18,702
Other	Real estate companies	79,075	78,808	30,552
	Entertainment companies	12,517	12,486	4,114
	Other	50,434	50,131	20,504
Purchased loans		36,685	36,685	16,014

Total:		¥312,031	¥311,026	¥97,323

Consumer borrowers	Housing loans	8,312	8,311	3,016

	Other	0	0	0

Corporate borrowers		267,034	266,030	78,293

Non-recourse loans	Japan	21,418	21,338	4,421

	U.S.	51,611	51,365	18,702

Other	Real estate companies	93,607	93,324	30,552

	Entertainment companies	29,597	29,517	4,114

	Other	70,801	70,486	20,504

Purchased loans		36,685	36,685	16,014

	March 31, 2012
	Millions of Yen
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥74,836	¥74,581	¥0
Consumer borrowers	Housing loans	1,438	1,421	0
	Other	0	0	0
Corporate borrowers		73,398	73,160	0
Non-recourse loans	Japan	29,471	29,455	0
	U.S.	4,565	4,565	0
Other	Real estate companies	8,120	8,102	0
	Entertainment companies	11,893	11,718	0
	Other	19,349	19,320	0
Purchased loans		0	0	0
With an allowance recorded*2:		218,938	217,560	91,407
Consumer borrowers	Housing loans	7,583	7,566	3,002
	Other	0	0	0
Corporate borrowers		176,448	175,087	70,510
Non-recourse loans	Japan	14,677	14,661	5,602
	U.S.	34,244	34,150	15,055
Other	Real estate companies	65,888	65,412	26,108
	Entertainment companies	9,867	9,667	3,181
	Other	51,772	51,197	20,564
Purchased loans		34,907	34,907	17,895

Total:		¥293,774	¥292,141	¥91,407

Consumer borrowers	Housing loans	9,021	8,987	3,002

	Other	0	0	0

Corporate borrowers		249,846	248,247	70,510

Non-recourse loans	Japan	44,148	44,116	5,602

	U.S.	38,809	38,715	15,055

Other	Real estate companies	74,008	73,514	26,108

	Entertainment companies	21,760	21,385	3,181

	Other	71,121	70,517	20,564

Purchased loans		34,907	34,907	17,895

	March 31, 2012
	Millions of U.S. dollars
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		$910	$907	$0
Consumer borrowers	Housing loans	17	17	0
	Other	0	0	0
Corporate borrowers		893	890	0
Non-recourse loans	Japan	359	358	0
	U.S.	55	55	0
Other	Real estate companies	99	99	0
	Entertainment companies	145	143	0
	Other	235	235	0
Purchased loans		0	0	0
With an allowance recorded*2:		2,664	2,647	1,112
Consumer borrowers	Housing loans	92	92	36
	Other	0	0	0
Corporate borrowers		2,147	2,130	858
Non-recourse loans	Japan	178	177	68
	U.S.	417	416	183
Other	Real estate companies	802	796	318
	Entertainment companies	120	118	39
	Other	630	623	250
Purchased loans		425	425	218

Total:		$3,574	$3,554	$1,112

Consumer borrowers	Housing loans	109	109	36

	Other	0	0	0

Corporate borrowers		3,040	3,020	858

Non-recourse loans	Japan	537	535	68

	U.S.	472	471	183

Other	Real estate companies	901	895	318

	Entertainment companies	265	261	39

	Other	865	858	250

Purchased loans		425	425	218

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

Average Recorded Investments of Impaired Loans and Interest Income

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for fiscal 2012:

	March 31, 2012
	Millions of yen
	Class	Average Recorded Investments in Impaired Loans*1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	¥8,933	¥226	¥204
	Other	0	0	0
Corporate borrowers		252,683	4,506	3,976
Non-recourse loans	Japan	30,021	367	311
	U.S.	41,399	794	695
Other	Real estate companies	84,121	1,243	1,102
	Entertainment companies	25,796	724	711
	Other	71,346	1,378	1,157
Purchased loans		34,063	0	0

Total		¥295,679	¥4,732	¥4,180

	March 31, 2012
	Millions of U.S. dollars
	Class	Average Recorded Investments in Impaired Loans*1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	$109	$3	$3
	Other	0	0	0
Corporate borrowers		3,074	55	48
Non-recourse loans	Japan	365	4	4
	U.S.	504	10	8
Other	Real estate companies	1,023	15	13
	Entertainment companies	314	9	9
	Other	868	17	14
Purchased loans		415	0	0

Total		$3,598	$58	$51

*1	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Information about Credit Quality Indicators

The following table provides information about the credit quality indicators as of March 31, 2011 and 2012:

	March 31, 2011
	Millions of yen
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥807,194	¥8,312	¥9,972	¥18,284	¥825,478
	Other	14,876	0	65	65	14,941
Corporate borrowers		1,750,658	267,034	0	267,034	2,017,692
Non-recourse loans	Japan	282,222	21,418	0	21,418	303,640
	U.S.	597,322	51,611	0	51,611	648,933
Other	Real estate companies	292,607	93,607	0	93,607	386,214
	Entertainment companies	115,876	29,597	0	29,597	145,473
	Other	462,631	70,801	0	70,801	533,432
Purchased loans		74,650	36,685	0	36,685	111,335
Direct financing leases	Japan	624,919	0	17,908	17,908	642,827
	Overseas	183,147	0	4,879	4,879	188,026

Total		¥3,455,444	¥312,031	¥32,824	¥344,855	¥3,800,299

	March 31, 2012
	Millions of yen
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥849,303	¥9,021	¥8,603	¥17,624	¥866,927
	Other	14,555	0	1	1	14,556
Corporate borrowers		1,520,865	249,846	0	249,846	1,770,711
Non-recourse loans	Japan	181,991	44,148	0	44,148	226,139
	U.S	510,517	38,809	0	38,809	549,326
Other	Real estate companies	267,294	74,008	0	74,008	341,302
	Entertainment companies	115,484	21,760	0	21,760	137,244
	Other	445,579	71,121	0	71,121	516,700
Purchased loans		62,652	34,907	0	34,907	97,559
Direct financing leases	Japan	658,277	0	14,406	14,406	672,683
	Overseas	225,168	0	3,035	3,035	228,203

Total		¥3,330,820	¥293,774	¥26,045	¥319,819	¥3,650,639

	March 31, 2012
	Millions of U.S. dollars
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	$10,334	$109	$105	$215	$10,548
	Other	177	0	0	0	177
Corporate borrowers		18,504	3,040	0	3,040	21,544
Non-recourse loans	Japan	2,214	537	0	537	2,751
	U.S	6,212	472	0	472	6,684
Other	Real estate companies	3,252	901	0	901	4,153
	Entertainment companies	1,405	265	0	265	1,670
	Other	5,421	865	0	865	6,286
Purchased loans		762	425	0	425	1,187
Direct financing leases	Japan	8,009	0	175	175	8,184
	Overseas	2,740	0	37	37	2,777

Total		$40,526	$3,574	$317	$3,891	$44,417

Information about Nonaccrual and Past Due Financing Receivables

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2011 and 2012:

	March 31, 2011
	Millions of yen
		Past-Due Financing Receivables			Total Financing Receivables	Non-Accrual
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due
Consumer borrowers	Housing loans	¥4,119	¥15,031	¥19,150	¥825,478	¥15,031
	Other	0	65	65	14,941	65
Corporate borrowers		120,127	125,826	245,953	2,017,692	125,826
Non-recourse loans	Japan	5,697	9,925	15,622	303,640	9,925
	U.S.	97,114	19,747	116,861	648,933	19,747
Other	Real estate companies	4,556	54,566	59,122	386,214	54,566
	Entertainment companies	3,093	5,487	8,580	145,473	5,487
	Other	9,667	36,101	45,768	533,432	36,101
Direct financing leases	Japan	3,307	17,908	21,215	642,827	17,908
	Overseas	2,500	4,879	7,379	188,026	4,879

Total		¥130,053	¥163,709	¥293,762	¥3,688,964	¥163,709

	March 31, 2012
	Millions of yen
		Past-Due Financing Receivables			Total Financing Receivables	Non-Accrual
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due
Consumer borrowers	Housing loans	¥3,518	¥12,942	¥16,460	¥866,927	¥12,942
	Other	33	1	34	14,556	1
Corporate borrowers		83,316	112,537	195,853	1,770,711	112,537
Non-recourse loans	Japan	10,306	14,134	24,440	226,139	14,134
	U.S	71,042	14,689	85,731	549,326	14,689
Other	Real estate companies	809	42,831	43,640	341,302	42,831
	Entertainment companies	2	2,362	2,364	137,244	2,362
	Other	1,157	38,521	39,678	516,700	38,521
Direct financing leases	Japan	2,724	14,406	17,130	672,683	14,406
	Overseas	2,007	3,035	5,042	228,203	3,035

Total		¥91,598	¥142,921	¥234,519	¥3,553,080	¥142,921

	March 31, 2012
	Millions of U.S. dollars
		Past-Due Financing Receivables			Total Financing Receivables	Non-Accrual
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past Due
Consumer borrowers	Housing loans	$43	$157	$200	$10,548	$157
	Other	0	0	0	177	0
Corporate borrowers		1,014	1,369	2,383	21,544	1,369
Non-recourse loans	Japan	125	172	297	2,751	172
	U.S	864	179	1,043	6,684	179
Other	Real estate companies	10	521	531	4,153	521
	Entertainment companies	0	29	29	1,670	29
	Other	15	468	483	6,286	468
Direct financing leases	Japan	33	175	208	8,184	175
	Overseas	24	37	61	2,777	37

Total		$1,114	$1,738	$2,852	$43,230	$1,738

Information about Troubled Debt Restructurings of Financing Receivables

The information about troubled debt restructurings of financing receivables that occurred during the fiscal 2012 is as follows:

	March 31, 2012
		Millions of yen
	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	¥1,867	¥1,690
Corporate borrowers		27,471	26,112
Non-recourse loans	Japan	943	943
	U.S.	7,783	7,518
Other	Real estate companies	6,436	5,636
	Other	12,309	12,015

Total		¥29,338	¥27,802

	March 31, 2012
		Millions of U.S. dollars
	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	$23	$21
Corporate borrowers		334	317
Non-recourse loans	Japan	11	11
	U.S.	95	91
Other	Real estate companies	78	69
	Other	150	146

Total		$357	$338

Information about Financing Receivables Modified as Troubled Debt Restructurings

The information about financing receivables modified as troubled debt restructurings within the previous 12 months from the current period end and for which there was a payment default during the fiscal 2012 is as follows:

	March 31, 2012
		Millions of yen
	Class	Recorded Investment
Consumer borrowers	Housing loans	¥392
Corporate borrowers		2,331
Non-recourse loans	U.S.	409
Other	Other	1,922

Total		¥2,723

	March 31, 2012
		Millions of U.S. dollars
	Class	Recorded Investment
Consumer borrowers	Housing loans	$5
Corporate borrowers		28
Non-recourse loans	U.S.	5
Other	Other	23

Total		$33

Investment in Securities (Tables)	12 Months Ended
Mar. 31, 2012
Investment in Securities

Investment in securities at March 31, 2011 and 2012 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Trading securities	¥71,991	¥12,817	$156
Available-for-sale securities	883,410	886,487	10,786
Held-to-maturity securities	43,695	43,830	533
Other securities	176,285	204,256	2,485

Total	¥1,175,381	¥1,147,390	$13,960

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type at March 31, 2011 and 2012 are as follows:

March 31, 2011

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥168,818	¥696	¥(169)	¥169,345
Japanese prefectural and foreign municipal bond securities	34,907	153	(92)	34,968
Corporate debt securities	292,836	1,287	(2,091)	292,032
Specified bonds issued by SPEs in Japan	225,393	46	(3,125)	222,314
CMBS and RMBS in the U.S., and other asset-backed securities	87,898	3,819	(3,843)	87,874
Other debt securities	5,518	0	(12)	5,506
Equity securities	48,415	25,229	(2,273)	71,371

	863,785	31,230	(11,605)	883,410

Held-to-maturity:
Japanese government bond securities	43,695	412	0	44,107

	¥907,480	¥31,642	¥(11,605)	¥927,517

March 31, 2012

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥219,729	¥1,191	¥(5)	¥220,915
Japanese prefectural and foreign municipal bond securities	56,108	1,358	(107)	57,359
Corporate debt securities	280,540	2,325	(2,643)	280,222
Specified bonds issued by SPEs in Japan	140,054	192	(1,094)	139,152
CMBS and RMBS in the U.S., and other asset-backed securities	95,788	3,078	(3,538)	95,328
Other debt securities	7,961	449	0	8,410
Equity securities	61,773	26,853	(3,525)	85,101

	861,953	35,446	(10,912)	886,487

Held-to-maturity:
Japanese government bond securities and other	43,830	2,819	0	46,649

	¥905,783	¥38,265	¥(10,912)	¥933,136

March 31, 2012

	Millions of U.S. dollars
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	$2,674	$14	$(0)	$2,688
Japanese prefectural and foreign municipal bond securities	682	17	(1)	698
Corporate debt securities	3,414	28	(32)	3,410
Specified bonds issued by SPEs in Japan	1,704	2	(13)	1,693
CMBS and RMBS in the U.S., and other asset-backed securities	1,165	38	(43)	1,160
Other debt securities	97	5	0	102
Equity securities	752	327	(44)	1,035

	10,488	431	(133)	10,786

Held-to-maturity:
Japanese government bond securities and other	533	35	0	568

	$11,021	$466	$(133)	$11,354

Information about Available-for-Sale Securities and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position

The following table provides information about available-for-sale securities and held-to-maturity securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2011 and 2012, respectively:

March 31, 2011

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥63,438	¥(169)	¥0	¥0	¥63,438	¥(169)
Japanese prefectural and foreign municipal bond securities	22,444	(92)	0	0	22,444	(92)
Corporate debt securities	184,185	(2,071)	1,980	(20)	186,165	(2,091)
Specified bonds issued by SPEs in Japan	49,180	(2,025)	49,398	(1,100)	98,578	(3,125)
CMBS and RMBS in the U.S., and other asset-backed securities	6,660	(853)	24,288	(2,990)	30,948	(3,843)
Other debt securities	0	0	2,988	(12)	2,988	(12)
Equity securities	11,196	(1,470)	4,891	(803)	16,087	(2,273)

	¥337,103	¥(6,680)	¥83,545	¥(4,925)	¥420,648	¥(11,605)

March 31, 2012

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥74,978	¥(5)	¥0	¥0	¥74,978	¥(5)
Japanese prefectural and foreign municipal bond securities	11,316	(107)	0	0	11,316	(107)
Corporate debt securities	23,568	(208)	24,982	(2,435)	48,550	(2,643)
Specified bonds issued by SPEs in Japan	32,139	(499)	29,826	(595)	61,965	(1,094)
CMBS and RMBS in the U.S., and other asset-backed securities	29,586	(198)	11,316	(3,340)	40,902	(3,538)
Equity securities	14,097	(2,092)	11,239	(1,433)	25,336	(3,525)

	¥185,684	¥(3,109)	¥77,363	¥(7,803)	¥263,047	¥(10,912)

March 31, 2012

	Millions of U.S. dollars
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	$912	$(0)	$0	$0	$912	$(0)
Japanese prefectural and foreign municipal bond securities	138	(1)	0	0	138	(1)
Corporate debt securities	287	(3)	304	(29)	591	(32)
Specified bonds issued by SPEs in Japan	391	(6)	363	(7)	754	(13)
CMBS and RMBS in the U.S., and other asset-backed securities	360	(2)	138	(41)	498	(43)
Equity securities	171	(26)	136	(18)	307	(44)

	$2,259	$(38)	$941	$(95)	$3,200	$(133)

Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Total other-than-temporary impairment losses	¥26,055	¥22,210	¥17,100	$208
Portion of loss recognized in other comprehensive income (before taxes)	(2,423)	(463)	(630)	(8)

Net impairment losses recognized in earnings	¥23,632	¥21,747	¥16,470	$200

Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Beginning	¥906	¥5,016	¥9,022	$110
Reduction to the beginning balance*	0	(1,810)	0	0
Beginning after reduction	0	3,206	9,022	110
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	3,744	7,292	3,524	43
Credit loss for which an other-than-temporary impairment was previously recognized	366	736	320	4
Reduction during the period:
For securities sold or redeemed	0	(307)	(3,530)	(43)
Due to change in intent to sell or requirement to sell	0	(1,905)	(1,137)	(14)

Ending	¥5,016	¥9,022	¥8,199	$100

*	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC860 (“Transfers and Servicing”)), and Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)) have been deducted from the beginning balance.

Information about Fund Investments

Under ASC 820, the information about the fund investments the Company and its subsidiaries hold at March 31, 2011 and 2012, respectively are as follows:

March 31, 2011 and 2012

Type of Fund Investment	2011 (Millions of Yen)	2012 (Millions of Yen)	2012 (Millions of U.S. dollars)	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Hedge Fund*	¥10,023	¥5,178	$63	Monthly – Quarterly	5 days – 60 days

Total	¥10,023	¥5,178	$63	—	—

*	This category includes several hedge funds that seek profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.

Summary of Contractual Maturities of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities

The following is a summary of the contractual maturities of debt securities classified as available-for-sale securities and held-to-maturity securities held at March 31, 2012:

Available-for-sale securities held at March 31, 2012:

	Millions of yen		Millions of U.S. dollars
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	¥292,242	¥292,226	$3,556	$3,555
Due after one to five years	260,303	261,582	3,167	3,183
Due after five to ten years	134,331	132,667	1,634	1,614
Due after ten years	113,304	114,911	1,379	1,398

	¥800,180	¥801,386	$9,736	$9,750

Held-to-maturity securities held at March 31, 2012:

	Millions of yen		Millions of U.S. dollars
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	¥159	¥159	$2	$2
Due after one to five years	13	13	0	0
Due after ten years	43,658	46,477	531	566

	¥43,830	¥46,649	$533	$568

Securitization Transactions (Tables)	12 Months Ended
Mar. 31, 2012
Securitization Transaction Accounted for as Sale

During fiscal 2010, certain information with respect to these securitization transactions accounted for as sales is as follows. During fiscal 2011 and 2012, there was no securitization transaction accounted for as a sale.

Millions of yen
2010
Direct financing leases:
Balance sold	¥27,974
Gains (losses) on sales	331
Interests that continue to be held	23,207

Economic Assumptions Used in Measuring Interests that Continue to be Held Related to Securitization Transactions

Economic assumptions used in measuring the interests that continue to be held related to securitization transactions completed during fiscal 2010 are as follows. There are no interests that continue to be held related to securitization transactions completed during fiscal 2011 and 2012.

2010
Direct financing leases
%
Expected credit loss	1.51 – 1.55
Discount rate	2.33 – 4.28
Annual prepayment rate	6.24 – 6.59

Cash Flows Received from or Paid to SPEs for All Securitization Activities

Certain cash flows received from/paid to SPEs for all securitization activities in fiscal 2010 are summarized as follows:

Millions of yen
2010
Proceeds from new securitizations	¥28,305
Servicing fees received	385
Cash flows received on interests that continue to be held	29,336
Repurchases of ineligible assets	(18,487)

Quantitative Information About Delinquencies, Net Credit Losses, and Components of Financial Assets Sold on Securitization and Other Assets Managed Together

Quantitative information about delinquencies, impaired loans and components of financial assets sold on securitization and other assets managed together as of March 31, 2011 and 2012, and quantitative information about net credit loss for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	Total principal amount of receivables
	Millions of yen		Millions of dollars
	March 31, 2011	March 31, 2012	March 31, 2012
Direct financing leases	¥830,853	¥900,886	$10,961
Installment loans	2,983,164	2,769,898	33,701

Assets recorded on the balance sheet	3,814,017	3,670,784	44,662
Direct financing leases sold on securitization	12,651	3,969	48

Total assets managed together or sold on securitization	¥3,826,668	¥3,674,753	$44,710

	Principal amount of receivables more than 90 days past-due and impaired loans
	Millions of yen		Millions of dollars
	March 31, 2011	March 31, 2012	March 31, 2012
Direct financing leases	¥22,787	¥17,441	$212
Installment loans	322,068	302,378	3,679

Assets recorded on the balance sheet	344,855	319,819	3,891
Direct financing leases sold on securitization	0	0	0

Total assets managed together or sold on securitization	¥344,855	¥319,819	$3,891

	Credit loss
	Millions of yen			Millions of dollars
	2010	2011	2012	2012
Direct financing leases	¥8,744	¥7,505	¥6,783	$82
Installment loans	49,053	54,149	29,476	359

Assets recorded on the balance sheet	57,797	61,654	36,259	441
Direct financing leases sold on securitization	0	0	0	0

Total assets managed together or sold on securitization	¥57,797	¥61,654	¥36,259	$441

Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2012
Variable Interest Entity, Primary Beneficiary
Variable Interest Entities Disclosure

Information about VIEs for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs

March 31, 2011

	Millions of yen
Types of VIEs:	Total assets(1)	Total liabilities(1)	Assets which are pledged as collateral(2)	Commitments(3)
(a) VIEs for liquidating customer assets	¥5,222	¥3,846	¥5,222	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	16,051	4,493	5,660	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	343,394	120,908	226,319	1,076
(d) VIEs for corporate rehabilitation support business	15,988	142	0	0
(e) VIEs for investment in securities	83,694	13,675	33,169	1,491
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	505,421	352,034	505,421	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	669,375	671,349	660,237	0
(h) Other VIEs	154,176	66,529	139,260	4,140

Total	¥1,793,321	¥1,232,976	¥1,575,288	¥6,707

March 31, 2012

	Millions of yen
Types of VIEs:	Total assets(1)	Total liabilities(1)	Assets which are pledged as collateral(2)	Commitments(3)
(a) VIEs for liquidating customer assets	¥5,094	¥3,719	¥5,094	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	49,781	28,848	35,486	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	341,421	124,227	245,994	0
(d) VIEs for corporate rehabilitation support business	14,302	205	0	0
(e) VIEs for investment in securities	61,713	7,050	18,365	15
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	465,376	303,784	465,376	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	569,272	575,712	569,263	0
(h) Other VIEs	145,958	62,640	128,950	5,687

Total	¥1,652,917	¥1,106,185	¥1,468,528	¥5,702

March 31, 2012

	Millions of U.S. dollars
Types of VIEs:	Total assets(1)	Total liabilities(1)	Assets which are pledged as collateral(2)	Commitments(3)
(a) VIEs for liquidating customer assets	$62	$45	$62	$0
(b) VIEs for acquisition of real estate and real estate development projects for customers	606	351	432	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	4,154	1,511	2,993	0
(d) VIEs for corporate rehabilitation support business	174	2	0	0
(e) VIEs for investment in securities	751	86	223	1
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	5,662	3,696	5,662	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	6,926	7,005	6,926	0
(h) Other VIEs	1,776	763	1,569	68

Total	$20,111	$13,459	$17,867	$69

Note:	(1) The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.
(2) The assets are pledged as collateral by VIE for financing of the VIE.
(3) This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entities Disclosure
2.	Non-consolidated VIEs

March 31, 2011

	Millions of yen
	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss(4)
Types of VIEs:		Specified bonds and non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥66,710	¥1,073	¥6,979	¥8,052
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,090,147	174,380	52,850	260,935
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	1,143,069	0	22,349	37,287
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans by third parties	2,535,037	4,000	25,493	31,478
(h) Other VIEs	83,811	697	3,132	3,829

Total	¥4,918,774	¥180,150	¥110,803	¥341,581

March 31, 2012

	Millions of yen
Types of VIEs:	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss(4)
		Specified bonds and non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥53,300	¥8,542	¥4,326	¥12,868
(b) VIEs for acquisition of real estate and real estate development projects for customers	958,965	125,746	59,144	224,707
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	1,290,243	0	24,371	37,960
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	2,277,844	0	43,792	44,427
(h) Other VIEs	42,283	4,380	3,304	7,684

Total	¥4,622,635	¥138,668	¥134,937	¥327,646

March 31, 2012

	Millions of U.S. dollars
Types of VIEs:	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss(4)
		Specified bonds and non-recourse loans	Investments
(a) VIEs for liquidating customer assets	$648	$104	$53	$157
(b) VIEs for acquisition of real estate and real estate development projects for customers	11,668	1,530	720	2,734
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	15,698	0	297	462
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	27,714	0	533	541
(h) Other VIEs	515	53	39	92

Total	$56,243	$1,687	$1,642	$3,986

Note:	(4) Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Investment in Affiliates (Tables)	12 Months Ended
Mar. 31, 2012
Investment in Affiliates

Investment in affiliates at March 31, 2011 and 2012 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Shares	¥311,556	¥296,228	$3,604
Loans	61,820	35,489	432

	¥373,376	¥331,717	$4,036

Combined and Condensed Information Related to Affiliates

Combined and condensed information relating to the affiliates for fiscal 2010, 2011 and 2012 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Operations:
Total revenues	¥1,093,173	¥850,947	¥945,635	$11,505
Income before income taxes	139,067	108,175	74,223	903
Net income	89,368	92,763	51,940	632

Financial position:
Total assets	¥3,983,524	¥4,237,580	¥4,561,537	$55,500
Total liabilities	2,968,953	3,174,222	3,508,038	42,682
Total equity	1,014,571	1,063,358	1,053,499	12,818

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Goodwill by Reportable Segment

Changes in goodwill by reportable segment for fiscal 2010, 2011 and 2012 are as follows:

In fiscal 2012, in line with a change of management classification, the Company changed certain segment classifications. Due to the changes, the reclassified figures are shown for fiscal 2010, 2011 and 2012.

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas	Total
Balance at March 31, 2009
Goodwill	¥1,029	¥282	¥19,230	¥8,969	¥4,452	¥46,872	¥80,834
Accumulated impairment losses	(617)	0	0	(2,973)	0	0	(3,590)

	412	282	19,230	5,996	4,452	46,872	77,244
Acquired	173	0	1,473	140	0	0	1,786
Impairment	(295)	0	0	(2,393)	0	0	(2,688)
Other (net)*	0	0	(2,167)	(912)	0	(2,189)	(5,268)

Balance at March 31, 2010
Goodwill	1,202	282	18,536	7,329	4,452	44,683	76,484
Accumulated impairment losses	(912)	0	0	(4,498)	0	0	(5,410)

	290	282	18,536	2,831	4,452	44,683	71,074
Acquired	0	0	148	0	0	29,099	29,247
Impairment	(173)	0	0	0	0	0	(173)
Other (net)*	0	0	363	(1,334)	0	(4,387)	(5,358)

Balance at March 31, 2011
Goodwill	547	282	19,047	3,674	4,452	69,395	97,397
Accumulated impairment losses	(430)	0	0	(2,177)	0	0	(2,607)

	117	282	19,047	1,497	4,452	69,395	94,790
Acquired	380	0	44	14	0	3,586	4,024
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	(28)	(1,238)	0	(1,737)	(3,003)

Balance at March 31, 2012
Goodwill	754	282	19,063	312	4,452	71,244	96,107
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	¥497	¥282	¥19,063	¥273	¥4,452	¥71,244	¥95,811

	Millions of U.S. dollars
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas	Total
Balance at March 31, 2011
Goodwill	$7	$3	$232	$44	$54	$845	$1,185
Accumulated impairment losses	(6)	0	0	(26)	0	0	(32)

	1	3	232	18	54	845	1,153
Acquired	5	0	0	0	0	44	49
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	(0)	(15)	0	(21)	(36)

Balance at March 31, 2012
Goodwill	9	3	232	3	54	868	1,169
Accumulated impairment losses	(3)	0	0	(0)	0	0	(3)

	$6	$3	$232	$3	$54	$868	$1,166

*	Other includes foreign currency translation adjustments and certain other reclassifications.

Other Intangible Assets

Other intangible assets at March 31, 2011 and 2012 consist of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Intangible assets not subject to amortization:
Trade name	¥18,175	¥18,062	$220
Others	463	521	6

	18,638	18,583	226

Intangible assets subject to amortization:
Software	58,654	69,261	843
Others	15,601	13,533	164

	74,255	82,794	1,007
Accumulated amortization	(43,737)	(49,017)	(596)

Net	30,518	33,777	411

	¥49,156	¥52,360	$637

Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2012
Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt

The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2011 and 2012 are as follows:

March 31, 2011

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥194,728	1.3%
Short-term debt outside Japan, mainly from banks	103,107	3.1
Commercial paper in Japan	180,798	0.2

	¥478,633	1.3

March 31, 2012

	Millions of yen	Millions of U.S. dollars	Weighted average rate
Short-term debt in Japan, mainly from banks	¥168,012	$2,044	0.7%
Short-term debt outside Japan, mainly from banks	107,568	1,309	4.2
Commercial paper in Japan	176,415	2,146	0.2
Commercial paper outside Japan	4,023	49	4.0
Notes outside Japan	1,955	24	5.3

	¥457,973	$5,572	1.4

Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2011 and 2012 are as follows:

March 31, 2011

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2012~2025	¥240,904	2.8%
Floating rate	2012~2026	1,263,844	1.3
Insurance companies and others:
Fixed rate	2012~2018	325,006	1.8
Floating rate	2012~2028	233,345	1.1
Unsecured bonds	2012~2021	1,177,582	1.9
Unsecured convertible bonds with stock acquisition rights	2014	149,974	1.0
Unsecured bond with stock acquisition rights	2023	34,233	0.0
Unsecured notes under medium-term note program	2012~2018	88,190	1.9
Payables under securitized lease receivables	2012~2016	170,820	1.5
Payables under securitized loan receivables and investment in securities	2012~2039	847,370	4.3

		¥4,531,268	2.1

March 31, 2012

	Due (Fiscal Year)	Millions of yen	Millions of U.S. dollars	Weighted average rate
Banks:
Fixed rate	2013~2025	¥248,452	$3,023	2.7%
Floating rate	2013~2027	1,223,127	14,881	1.3
Insurance companies and others:
Fixed rate	2013~2020	289,871	3,527	1.8
Floating rate	2013~2028	240,277	2,923	1.1
Unsecured bonds	2013~2021	1,144,539	13,925	2.1
Unsecured convertible bonds with stock acquisition rights	2014	149,968	1,825	1.0
Unsecured bond with stock acquisition rights	2023	35,630	434	0.0
Unsecured notes under medium-term note program	2013~2018	60,911	741	2.0
Payables under securitized lease receivables	2013~2018	172,917	2,104	1.1
Payables under securitized loan receivables and investment in securities	2013~2039	701,788	8,539	4.5

		¥4,267,480	$51,922	2.1

Schedule of Long Term Debt Repayment

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2012 is as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥1,149,478	$13,986
2014	1,158,887	14,100
2015	533,415	6,490
2016	599,510	7,294
2017	497,025	6,047
Thereafter	329,165	4,005

Total	¥4,267,480	$51,922

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions

Other than the assets of the consolidated variable interest entities pledged as collateral for financing described in Note 11 (“Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2012:

	Millions of yen	Millions of U.S. dollars
Minimum lease payments, loans and investment in operating leases	¥102,256	$1,244
Investment in securities	82,602	1,005
Other operating assets	9,672	118
Other assets	2,122	26

	¥196,652	$2,393

Deposits (Tables)	12 Months Ended
Mar. 31, 2012
Deposits

Deposits at March 31, 2011 and 2012 consist of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Time deposits	¥921,352	¥894,169	$10,879
Other deposits	143,823	209,345	2,547

Total	¥1,065,175	¥1,103,514	$13,426

Schedule of Time Deposits Maturity

The maturity schedule of time deposits at March 31, 2012 is as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥517,647	$6,298
2014	120,256	1,463
2015	129,918	1,581
2016	66,772	812
2017	59,576	725

Total	¥894,169	$10,879

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Income before Income Taxes and Discontinued Operations, and Provision for Income Taxes

Income before income taxes and discontinued operations, and the provision for income taxes in fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Income before income taxes and discontinued operations:
Japan	¥14,785	¥38,569	¥74,291	$904
Overseas	41,272	54,732	56,193	684

	¥56,057	¥93,301	¥130,484	$1,588

Provision for income taxes:
Current—
Japan	¥32,286	¥26,566	¥12,302	$149
Overseas	17,553	18,367	16,423	200

	49,839	44,933	28,725	349

Deferred—
Japan	(23,322)	(15,137)	17,766	216
Overseas	(5,427)	(3,653)	(1,860)	(22)

	(28,749)	(18,790)	15,906	194

Provision for income taxes	¥21,090	¥26,143	¥44,631	$543

Reconciliation of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes

Reconciliation of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Income before income taxes and discontinued operations	¥56,057	¥93,301	¥130,484	$1,588

Tax provision computed at statutory rate	¥22,927	¥38,160	¥53,368	$649
Increases (reductions) in taxes due to:
Change in valuation allowance	1,165	(5,647)	4,071	50
Non-deductible expenses for tax purposes	1,638	1,024	1,336	16
Non-taxable income for tax purposes	(635)	(2,697)	(2,852)	(35)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(3,699)	(4,335)	(6,994)	(85)
Effect of the new Japanese tax law	0	0	(8,195)	(100)
Other, net	(306)	(362)	3,897	48

Provision for income taxes	¥21,090	¥26,143	¥44,631	$543

Total Income Tax Recognized

Total income taxes recognized in fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Provision for income taxes	¥21,090	¥26,143	¥44,631	$543
Income taxes on discontinued operations	7,019	6,771	(1,410)	(17)
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	7,816	3,403	1,357	17
Defined benefit pension plans	4,925	(1,427)	(1,774)	(22)
Foreign currency translation adjustments	4,722	(214)	335	4
Net unrealized gains (losses) on derivative instruments	(1,066)	(338)	(648)	(8)

Total income taxes	¥44,506	¥34,338	¥42,491	$517

Tax Effects of Temporary Differences Giving Rise to Deferred Tax Assets and Liabilities

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2011 and 2012 are as follows:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Assets:
Net operating loss carryforwards	¥47,623	¥41,288	$502
Allowance for doubtful receivables on direct financing leases and probable loan losses	69,917	50,016	609
Investment in securities	6,672	5,325	65
Other operating assets	2,638	3,928	48
Accrued expenses	11,865	7,294	89
Installment loans	24,747	22,970	279
Other	30,521	40,449	492

	193,983	171,270	2,084
Less: valuation allowance	(26,794)	(24,138)	(294)

	167,189	147,132	1,790
Liabilities:
Investment in direct financing leases	16,462	12,535	152
Investment in operating leases	64,992	63,372	771
Deferred insurance policy acquisition costs	29,233	31,723	386
Policy liabilities	21,123	22,159	270
Undistributed earnings	23,892	19,792	241
Prepaid benefit cost	11,992	8,860	108
Other	68,950	60,271	733

	236,644	218,712	2,661

Net deferred tax liability	¥69,455	¥71,580	$871

Net Operating Loss Carryforwards Expire Date

The Company and certain subsidiaries have net operating loss carryforwards of ¥170,866 million ($2,079 million) at March 31, 2012, which expire as follows:

Year ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥11,076	$135
2014	4,572	56
2015	6,816	83
2016	28,915	352
2017	26,589	323
Thereafter	92,898	1,130

Total	¥170,866	$2,079

Net Deferred Tax Assets and Liabilities

Net deferred tax assets and liabilities at March 31, 2011 and 2012 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Other assets	¥91,063	¥25,773	$313
Income taxes: Deferred	160,518	97,353	1,184

Net deferred tax liability	¥69,455	¥71,580	$871

Pension Plans (Tables)	12 Months Ended
Mar. 31, 2012
Funded Status of Defined Benefit Pension Plans

The funded status of the defined benefit pension plans, a substantial portion of which consists of domestic pension plans, as of March 31, 2011 and 2012 is as follows:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Change in benefit obligation:
Benefit obligation at beginning of year	¥56,390	¥58,589	$713
Service cost	3,104	3,049	37
Interest cost	1,355	1,339	16
Actuarial loss	1,147	3,170	39
Foreign currency exchange rate change	(415)	(35)	(0)
Benefits paid	(2,423)	(2,195)	(27)
Plan Settlements	(231)	0	0
Other	(338)	(198)	(2)

Benefit obligation at end of year	58,589	63,719	776

Change in plan assets:
Fair value of plan assets at beginning of year	85,967	85,396	1,039
Actual return on plan assets	(449)	108	1
Employer contribution	2,556	2,542	31
Benefits paid	(2,362)	(2,090)	(25)
Foreign currency exchange rate change	(277)	(11)	(0)
Plan settlements	(39)	0	0

Fair value of plan assets at end of year	85,396	85,945	1,046

The funded status of the plans	¥26,807	¥22,226	$270

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in prepaid expenses	¥29,125	¥24,459	$298
Accrued benefit liability included in accrued expenses	(2,318)	(2,233)	(28)

Net amount recognized	¥26,807	¥22,226	$270

Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax

Amount recognized in accumulated other comprehensive income (loss), pre-tax, at March 31, 2011 and 2012 consisted of:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Net prior service credit	¥8,910	¥7,697	$94
Net actuarial loss	(27,257)	(31,120)	(379)
Net transition obligation	(382)	(325)	(4)

Total recognized in accumulated other comprehensive income (loss), pre-tax	¥(18,729)	¥(23,748)	¥(289)

Net Pension Cost of Defined Benefit Plans

Net pension cost of the plans for fiscal 2010, 2011 and 2012 consists of the following:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Service cost	¥3,255	¥3,104	¥3,049	$37
Interest cost	1,265	1,355	1,339	16
Expected return on plan assets	(1,747)	(2,025)	(2,019)	(25)
Amortization of transition obligation	(3)	(4)	56	1
Amortization of net actuarial loss	2,098	1,036	1,218	15
Amortization of prior service credit	(1,209)	(1,193)	(1,193)	(14)
Plan curtailments and settlements	3	0	0	0

Net periodic pension cost	¥3,662	¥2,273	¥2,450	$30

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2010, 2011 and 2012 are summarized as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Current year actuarial gain (loss)	¥11,275	¥(3,446)	¥(5,144)	$(63)
Amortization of net actuarial loss	2,098	1,036	1,218	15
Prior service credit due to amendments	(183)	8	7	0
Amortization of prior service credit	(1,209)	(1,193)	(1,193)	(14)
Amortization of transition obligation	(3)	(4)	56	1
Plan curtailments and settlements	3	0	18	0
Foreign currency exchange rate change	69	166	19	0

Total recognized in other comprehensive income (loss), pre-tax	¥12,050	¥(3,433)	¥(5,019)	$(61)

Significant Assumptions of Domestic and Overseas Pension Plans Used to Determine Plan Amounts

Significant assumptions of domestic and overseas pension plans used to determine these amounts are as follows:

Domestic	2010	2011	2012
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	2.1%	2.1%	1.8%
Rate of increase in compensation levels	5.9%	6.1%	6.1%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.9%	2.1%	2.1%
Rate of increase in compensation levels	5.8%	5.9%	6.1%
Expected long-term rate of return on plan assets	2.2%	2.2%	2.2%

Overseas	2010	2011	2012
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate.	6.0%	5.5%	4.5%
Rate of increase in compensation levels	0.8%	0.8%	0.7%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	7.1%	6.0%	5.5%
Rate of increase in compensation levels	0.6%	0.8%	0.8%
Expected long-term rate of return on plan assets	8.1%	8.1%	7.2%

Fair Value of Pension Plan Assets by Asset Category

The fair value of pension plan assets at March 31, 2011 and 2012, by asset category, are as follows:

	March 31, 2011
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Japanese companies*1	¥1,016	¥1,016	¥0	¥0
Pooled funds*2	18,690	0	18,690	0
Other than Japan
Pooled funds*3	11,864	0	11,864	0

Debt securities:
Japan
Pooled funds*4	25,468	0	25,468	0
Other than Japan
Asset backed securities	1,076	0	1,076	0
Pooled funds*5	7,655	0	7,655	0

Alternative investments:
Pooled funds*6	11,633	0	6,685	4,948

Other assets:
Life insurance company general accounts*7	5,386	0	5,386	0
Others*8	2,608	0	2,608	0

	¥85,396	¥1,016	¥79,432	¥4,948

*1	Equity securities of Japanese companies in which the Company and certain subsidiaries invest as pension plan assets include units of ORIX JREIT Inc. in the amounts of ¥34 million at March 31, 2011.
*2	These funds invest in listing shares.
*3	These funds invest in listing shares.
*4	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds.
*5	These funds invest mainly in foreign government bonds.
*6	These funds invest in hedge funds as alternative investments.
*7	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*8	Others include mainly short-term instruments.

At March 31, 2011, our policy for the portfolio of plans consisted of four major components: approximately 40% was invested in equity securities, approximately 40% was invested in debt securities, approximately 10% was invested in alternative investments and approximately 10% was invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

	March 31, 2012
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥9,360	¥0	¥9,360	¥0
Other than Japan
Pooled funds*2	11,826	0	11,826	0

Debt securities:
Japan
Pooled funds*3	25,182	0	25,182	0
Other than Japan
Municipal bonds	2,791	0	2,791	0
Pooled funds*4	12,894	0	12,894	0

Other assets:
Life insurance company general accounts*5	17,280	0	17,280	0
Others*6	6,612	0	6,612	0

	¥85,945	¥0	¥85,945	¥0

	March 31, 2012
	Millions of U.S. dollars
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	$114	$0	$114	$0
Other than Japan
Pooled funds*2	144	0	144	0

Debt securities:
Japan
Pooled funds*3	306	0	306	0
Other than Japan
Municipal bonds	34	0	34	0
Pooled funds*4	157	0	157	0

Other assets:
Life insurance company general accounts*5	210	0	210	0
Others*6	81	0	81	0

	$1,046	$0	$1,046	$0

*1	These funds invest in listing shares and include units of ORIX JREIT Inc. in the amounts of ¥89 million ($1milion) at March 31, 2012.
*2	These funds invest in listing shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds.
*4	These funds invest approximately 80% in foreign government bonds, and approximately 20% in foreign municipal bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

Reconciliation for Level Three Plan Assets

The following table represents the reconciliation for the Level 3 plan assets during fiscal 2011 and 2012:

	Alternative investments
	Pooled funds
	2011	2012	2012
	Millions of yen	Millions of yen	Millions of U.S. dollars
Balance at beginning of year	¥4,728	¥4,948	$60
Realized and unrealized return on plan assets	220	18	0
Purchases, sales and redemptions, net	0	(4,966)	(60)

Balance at end of year	¥4,948	¥0	$0

Benefits Expected to be Paid

At March 31, 2012, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥1,832	$22
2014	1,437	17
2015	1,536	19
2016	1,652	20
2017	1,775	22
2018-2022	11,460	140

Total	¥19,692	$240

Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Redeemable Noncontrolling Interests

Changes in redeemable noncontrolling interests in fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Beginning Balance	¥25,396	¥28,095	¥33,902	$412
Contribution to subsidiary	0	10,219	0	0
Adjustment of redeemable noncontrolling interests to redemption value	(139)	(73)	1,188	14
Transaction with noncontrolling interests	1,962	1,063	1,213	15
Comprehensive income (loss)
Net Income	2,476	2,959	2,724	33
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(1,600)	(2,353)	(315)	(4)
Total other comprehensive income (loss)	(1,600)	(2,353)	(315)	(4)
Comprehensive income (loss)	876	606	2,409	29
Cash dividends	0	(6,008)	(1,079)	(12)

Ending Balance	¥28,095	¥33,902	¥37,633	$458

Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2012
Summary of Information Related to Stock Acquisition Rights

A summary of information related to the Company’s stock acquisition rights is as follows:

Years ended March 31,	Exercise period	Number of shares Initially granted	Exercise price
			Yen	U.S. dollars
2003	From June 27, 2004 to June 26, 2012	453,300	¥7,206	$88
2004	From June 26, 2005 to June 25, 2013	516,000	6,991	85
2005	From June 24, 2006 to June 23, 2014	528,900	11,720	143
2006	From June 22, 2007 to June 21, 2015	477,400	18,903	230
2007	From June 21, 2008 to June 20, 2016	194,200	29,611	360
2008	From July 5, 2009 to June 22, 2017	144,980	31,009	377
2009	From July 18, 2010 to June 24, 2018	147,900	16,888	205

Summary of Information about Stock Options Activity

The following table summarizes information about the activity of these stock options for the year ended 2012:

	Number of shares	Weighted average exercise price(*)		Weighted average remaining contractual life	Aggregate intrinsic value
		Yen	U.S. dollar	Years	Millions of yen	Millions of U.S. dollar
Outstanding at beginning of the year	1,222,360	¥18,493	$225
Exercised	(7,700)	7,072	86
Forfeited or expired	(166,840)	15,834	193

Outstanding at end of year	1,047,820	19,001	231	3.52	¥107	$1

Exercisable at end of year	1,047,820	¥19,001	$231	3.52	¥107	$1

*	The exercise prices of the granted options were adjusted in July 2009 for the issuance of new 18 million shares.

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Components of Accumulated Other Comprehensive Income (Loss)

Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation in fiscal 2010, 2011 and 2012 are as follows. Comprehensive income (loss) and its components attributable to ORIX Corporation and noncontrolling interests have been reported, net of tax, in the consolidated statements of changes in equity, and information about comprehensive income (loss) and its components attributable to redeemable noncontrolling interests is provided in Note 18 (“Redeemable Noncontrolling Interests”). Total comprehensive income (loss) and its components have been reported, net of tax, in the consolidated statements of comprehensive income.

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2009	¥(5,615)	¥(16,221)	¥(71,791)	¥1,243	¥(92,384)
Net unrealized gains on investment in securities, net of tax of ¥(6,610) million	11,357				11,357
Reclassification adjustment included in net income, net of tax of ¥(1,206) million	1,753				1,753
Defined benefit pension plans, net of tax of ¥(4,567) million		6,601			6,601
Reclassification adjustment included in net income, net of tax of ¥(358) million		528			528
Foreign currency translation adjustments, net of tax of ¥(4,487) million			(6,199)		(6,199)
Reclassification adjustment included in net income, net of tax of ¥(235) million			339		339
Net unrealized losses on derivative instruments, net of tax of ¥743 million				(630)	(630)
Reclassification adjustment included in net income, net of tax of ¥323 million				(824)	(824)

Change during year	13,110	7,129	(5,860)	(1,454)	12,925

Balance at March 31, 2010	7,495	(9,092)	(77,651)	(211)	(79,459)
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, net of tax of ¥2,265 million	(3,597)		191		(3,406)
Balance at April 1, 2010	3,898	(9,092)	(77,460)	(211)	(82,865)
Net unrealized gains on investment in securities, net of tax of ¥(2,379) million	3,292				3,292
Reclassification adjustment included in net income, net of tax of ¥(3,289) million	4,313				4,313
Defined benefit pension plans, net of tax of ¥1,339 million		(1,934)			(1,934)
Reclassification adjustment included in net income, net of tax of ¥88 million		(72)			(72)
Foreign currency translation adjustments, net of tax of ¥245 million			(18,158)		(18,158)
Reclassification adjustment included in net income, net of tax of ¥(31) million			44		44
Net unrealized losses on derivative instruments, net of tax of ¥488 million				(1,011)	(1,011)
Reclassification adjustment included in net income, net of tax of ¥(150) million				211	211

Change during year	7,605	(2,006)	(18,114)	(800)	(13,315)

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2011	¥11,503	¥(11,098)	¥(95,574)	¥(1,011)	¥(96,180)
Net unrealized gains on investment in securities, net of tax of ¥(2,820) million	6,963				6,963
Reclassification adjustment included in net income, net of tax of ¥1,463 million	(2,321)				(2,321)
Defined benefit pension plans, net of tax of ¥1,807 million		(3,292)			(3,292)
Reclassification adjustment included in net income, net of tax of ¥(33) million		47			47
Foreign currency translation adjustments, net of tax of ¥(335) million			(118)		(118)
Reclassification adjustment included in net income, net of tax of ¥0 million			0		0
Net unrealized losses on derivative instruments, net of tax of ¥450 million				(974)	(974)
Reclassification adjustment included in net income, net of tax of ¥198 million				(181)	(181)

Change during year	4,642	(3,245)	(118)	(1,155)	124

Balance at March 31, 2012	¥16,145	¥(14,343)	¥(95,692)	¥(2,166)	¥(96,056)

	Millions of U.S. dollars
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2011	$140	$(135)	$(1,163)	$(12)	$(1,170)
Net unrealized gains on investment in securities, net of tax of $(34) million	84				84
Reclassification adjustment included in net income, net of tax of $17 million	(28)				(28)
Defined benefit pension plans, net of tax of $22 million		(40)			(40)
Reclassification adjustment included in net income, net of tax of $0 million		0			0
Foreign currency translation adjustments, net of tax of $(4) million			(1)		(1)
Reclassification adjustment included in net income, net of tax of $0 million			0		0
Net unrealized losses on derivative instruments, net of tax of $6 million				(12)	(12)
Reclassification adjustment included in net income, net of tax of $2 million				(2)	(2)

Change during year	56	(40)	(1)	(14)	1

Balance at March 31, 2012	$196	$(175)	$(1,164)	$(26)	$(1,169)

ORIX Corporation Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2012
Changes in Number of Shares Issued

Changes in the number of shares issued in fiscal 2010, 2011 and 2012 are as follows:

	Number of shares
	2010	2011	2012
Beginning balance	92,217,067	110,229,948	110,245,846
Issuance of common stock	18,000,000	0	0
Exercise of stock options	11,000	14,000	7,700
Conversion of convertible bonds	1,881	1,898	876

Ending balance	110,229,948	110,245,846	110,254,422

Brokerage Commissions and Net Gains on Investment Securities (Tables)	12 Months Ended
Mar. 31, 2012
Brokerage Commissions and Net Gains (Losses) on Investment Securities

Brokerage commissions and net gains on investment securities in fiscal 2010, 2011 and 2012 consist of the following:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Brokerage commissions	¥3,418	¥119	¥24	$0
Net gains on investment securities	14,862	16,656	22,468	273
Dividends income	5,072	4,344	4,419	54

	¥23,352	¥21,119	¥26,911	$327

Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2012
Life Insurance Premiums and Related Investment Income

Life insurance premiums and related investment income in fiscal 2010, 2011 and 2012 consist of the following:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Life insurance premiums	¥104,133	¥107,860	¥116,836	$1,421
Life insurance related investment income	11,305	10,455	11,471	140

	¥115,438	¥118,315	¥128,307	$1,561

Other Operations (Tables)	12 Months Ended
Mar. 31, 2012
Other Operating Revenues and Other Operating Expenses

Other operating revenues and other operating expenses in fiscal 2010, 2011 and 2012 consist of the following:

	Millions of yen			Millions of U.S. dollars
Other operating revenues:	2010	2011	2012	2012
Revenues from the vehicle maintenance and management services	¥41,408	¥40,760	¥40,168	$489
Revenues from commissions for M&A advisory services, financing advice, financial restructuring advisory services and related services	54,996	50,659	46,434	565
Revenues from facilities management of golf courses	22,909	22,757	22,867	278
Revenues from facilities management of hotels and Japanese inns	22,093	26,640	28,643	348
Other	105,398	104,728	120,066	1,461

	¥246,804	¥245,544	¥258,178	$3,141

	Millions of yen			Millions of U.S. dollars
Other operating expenses:	2010	2011	2012	2012
Expenses from the vehicle maintenance and management services	¥34,837	¥33,790	¥31,752	$386
Expenses from facilities management of golf courses	19,395	20,630	20,222	246
Expenses from facilities management of hotels and Japanese inns	21,382	24,676	26,038	317
Other	60,141	63,145	72,059	877

	¥135,755	¥142,241	¥150,071	$1,826

Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2012
Discontinued Operations

Discontinued operations in fiscal 2010, 2011 and 2012 consist of the following:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Revenues	¥72,783	¥46,272	¥22,148	$269

Income from discontinued operations, net*	12,989	12,220	1,279	15
Provision for income taxes	(7,019)	(6,771)	1,410	17

Discontinued operations, net of applicable tax effect	¥5,970	¥5,449	¥2,689	$32

*	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥14,056 million, ¥14,393 million and ¥4,170 million ($51 million) in fiscal 2010, 2011 and 2012, respectively.

Per Share Data (Tables)	12 Months Ended
Mar. 31, 2012
Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS)

Reconciliation of the differences between basic and diluted earnings per share (EPS) in fiscal 2010, 2011 and 2012 is as follows:

In fiscal 2010, the diluted EPS calculation excludes convertible bond for 2,475 thousand shares and stock options for 1,411 thousand shares, as they were antidilutive. In fiscal 2011, the diluted EPS calculation excludes stock options for 1,139 thousand shares, as they were antidilutive. In fiscal 2012, the diluted EPS calculation excludes stock options for 982 thousand shares, as they were antidilutive.

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Income attributable to ORIX Corporation from continuing operations	¥31,475	¥61,787	¥84,055	$1,023
Effect of dilutive securities—
Expense related to convertible bond	1,305	2,393	2,364	28

Income from continuing operations for diluted EPS computation	¥32,780	¥64,180	¥86,419	$1,051

	Thousands of shares
	2010	2011	2012
Weighted-average shares	101,901	107,489	107,509
Effect of dilutive securities—
Conversion of convertible bond	21,664	24,412	24,411
Exercise of stock options	86	107	123

Weighted-average shares for diluted EPS computation	123,651	132,008	132,043

	Yen			U.S. dollars
	2010	2011	2012	2012
Earnings per share for income attributable to ORIX Corporation from continuing operations:
Basic	¥308.87	¥574.83	¥781.84	$9.51
Diluted	265.10	486.19	654.47	7.96

Derivative Financial Instruments and Hedging (Tables)	12 Months Ended
Mar. 31, 2012
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2010 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥1,070	Interest on loans and investment securities/Interest expense	¥89	—	¥0

Foreign exchange contracts	(28)	Foreign currency transaction loss	28	—	0
Foreign currency swap agreements	(2,415)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	1,030	—	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥924	Interest on loans and investment securities/Interest expense	¥(1,231)	Interest on loans and investment securities/Interest expense

Foreign exchange contracts	4,700	Foreign currency transaction loss	(4,700)	Foreign currency transaction loss

Foreign currency swap agreements	349	Foreign currency transaction loss	(349)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(45)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥820	—	¥0
Borrowings and bonds in local currency	1,783	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥14	Other operating revenues/expenses
Foreign currency swap agreements	998	Other operating revenues/expenses
Futures	(147)	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	67	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	383	Other operating revenues/expenses
Options held/written, Caps held	(477)	Other operating revenues/expenses

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2011 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥ 598	Interest on loans and investment securities/Interest expense	¥313	—	¥ 0

Foreign exchange contracts	526	Foreign currency transaction loss	(291)	—	0

Foreign currency swap agreements	(2,623)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	(383)	—	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥1,986	Interest on loans and investment securities/Interest expense	¥(2,217)	Interest on loans and investment securities/Interest expense

Foreign exchange contracts	8,765	Foreign currency transaction loss	(8,765)	Foreign currency transaction loss

Foreign currency swap agreements	4,297	Foreign currency transaction loss	(4,297)	Foreign currency transaction loss

Foreign currency long-term-debt	1,193	Foreign currency transaction loss	(1,193)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥ 4,468	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 39	—	¥ 0
Borrowings and bonds in local currency	3,711	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥34	Other operating revenues/expenses
Foreign currency swap agreements	(10)	Other operating revenues/expenses
Futures	1,897	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	(245)	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	(675)	Other operating revenues/expenses
Options held/written, Caps held and other	660	Other operating revenues/expenses

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2012 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)		Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)			Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars
Interest rate swap agreements	¥(489)	$(6)	Interest on loans and investment securities/Interest expense	¥44	$0	—	¥0	$0
Foreign exchange contracts	(526)	(7)	Foreign currency transaction loss	(696)	(8)	—	0	0
Foreign currency swap agreements	(409)	(5)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	1,031	12	—	0	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other			Gains (losses) recognized in income on hedged item
	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location
Interest rate swap agreements	¥4,072	$50	Interest on loans and investment securities/Interest expense	¥(4,337)	$(53)	Interest on loans and investment securities/Interest expense

Foreign exchange contracts	972	12	Foreign currency transaction loss	(972)	(12)	Foreign currency transaction loss
Foreign currency swap agreements	227	3	Foreign currency transaction loss	(227)	(3)	Foreign currency transaction loss
Foreign currency long-term-debt	69	1	Foreign currency transaction loss	(69)	(1)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)		Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)			Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars
Foreign exchange contracts	¥(1,198)	$(15)	—	¥0	$0	—	¥0	$0
Borrowings and bonds in local currency	1,348	16	—	0	0	—	0	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location
Interest rate swap agreements	¥23	$0	Other operating revenues/expenses
Foreign currency swap agreements	24	0	Other operating revenues/expenses
Futures	(1,056)	(13)	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	615	7	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	(92)	(1)	Other operating revenues/expenses
Options held/written, Caps held and other	137	2	Other operating revenues/expenses

Notional Amounts of Derivative Instruments and Fair Values of Derivative Instruments in Consolidated Balance Sheets

Notional amounts of derivative instruments and other, fair values of derivative instruments and other in consolidated balance sheets at March 31, 2011 and 2012 are as follows.

March 31, 2011

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments:
Interest rate swap agreements	¥276,132	¥2,070	Other receivables	¥1,273	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	163,342	1,075	Other receivables	3,509	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	179,429	13,072	Other receivables	31,830	Trade notes, accounts payable and other liabilities
Foreign currency long-term-debt	116,695	0	—	0	—
Trading derivatives or derivatives not designated as hedging instruments:
Interest rate swap agreements	¥3,129	¥0	—	¥47	Trade notes, accounts payable and other liabilities
Options held/written, Caps held	124,034	3,467	Other receivables	2,071	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	227,640	1,558	Other receivables	1,459	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	10,073	1,694	Other receivables	1,651	Trade notes, accounts payable and other liabilities
Credit derivatives held/written	36,027	49	Other receivables	236	Trade notes, accounts payable and other liabilities

March 31, 2012

			Asset derivatives			Liability derivatives
	Notional amount		Fair value		Consolidated balance sheets location	Fair value		Consolidated balance sheets location
	Millions of yen	Millions of U.S. dollars	Millions of yen	Millions of U.S. dollars		Millions of yen	Millions of U.S. dollars
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥234,523	$2,853	¥4,624	$56	Other receivables	¥1,253	$15	Trade notes, accounts payable and other liabilities

Futures, Foreign exchange contracts	90,813	1,105	325	4	Other receivables	4,985	61	Trade notes, accounts payable and other liabilities

Foreign currency swap agreements	87,480	1,064	5,540	67	Other receivables	5,432	66	Trade notes, accounts payable and other liabilities
Foreign currency long- term-debt	152,508	1,856	0	0	—	0	0	—

Trading derivatives or derivatives not designated as hedging instruments:
Interest rate swap agreements	¥1,329	$16	¥0	$0	—	¥24	$0	Trade notes, accounts payable and other liabilities

Options held/written, Caps held and other	157,134	1,912	5,924	72	Other receivables	4,430	54	Trade notes, accounts payable and other liabilities

Futures, Foreign exchange contracts	188,446	2,293	702	9	Other receivables	512	6	Trade notes, accounts payable and other liabilities

Credit derivatives held	9,913	121	97	1	Other receivables	23	0	Trade notes, accounts payable and other liabilities

Disclosure of Credit Derivatives

The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written are as follows as of March 31, 2011. There are no credit derivatives written as of March 31, 2012.

March 31, 2011

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company*1	¥7,000	Less than one year	¥48
Total return swap	In case of underlying reference CMBS price falling beyond certain extent*2	28,606	Less than one year	(236)

*1	Underlying reference company’s credit ratings are BBB+ or better rated by rating agencies as of March 31, 2011.
*2	Underlying reference CMBS is highest grade tranche and its credit rating is BBB or better rated by rating agencies as of March 31, 2011. Unless such highest grade tranche of CMBS incurs a loss, the Company and its subsidiaries will not suffer a loss.

Estimated Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Financial Instruments and Derivatives Financial Instruments, Except for Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts

The following information is provided to help readers gain an understanding of the relationship between amounts reported in the accompanying consolidated financial statements and the related market or fair value.

The disclosures include financial instruments and derivative financial instruments, except for investment in direct financing leases, investment in subsidiaries and affiliates, pension obligations and insurance contracts.

March 31, 2011

	Millions of yen
	Carrying amount	Estimated fair value
Trading instruments
Trading securities	¥71,991	¥71,991
Futures, Foreign exchange contracts:
Assets	1,524	1,524
Liabilities	1,254	1,254
Credit derivatives held/written:
Assets	49	49
Liabilities	236	236
Options held/written, Caps held, and other:
Assets	3,467	3,467
Liabilities	2,071	2,071
Non-trading instruments
Assets:
Cash and cash equivalents	¥732,127	¥732,127
Restricted cash	118,065	118,065
Time deposits	5,148	5,148
Installment loans (net of allowance for probable loan losses)	2,850,215	2,860,886
Investment in securities:
Practicable to estimate fair value	937,129	937,541
Not practicable to estimate fair value*	166,261	166,261
Liabilities:
Short-term debt	478,633	478,633
Deposits	1,065,175	1,070,513
Long-term debt	4,531,268	4,491,271
Futures, Foreign exchange contracts:
Assets	1,109	1,109
Liabilities	3,714	3,714
Foreign currency swap agreements:
Assets	14,766	14,766
Liabilities	33,481	33,481
Interest rate swap agreements:
Assets	2,070	2,070
Liabilities	1,320	1,320

*	The fair value of investment securities of ¥166,261 million was not estimated, as it was not practical.

March 31, 2012

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Trading instruments
Trading securities	¥12,817	¥12,817	¥384	¥12,433	¥0
Futures, Foreign exchange contracts:
Assets	692	692	649	43	0
Liabilities	482	482	412	70	0
Credit derivatives held:
Assets	97	97	0	97	0
Liabilities	23	23	0	23	0
Options held/written, Caps held, and other:
Assets	5,924	5,924	0	631	5,293
Liabilities	4,430	4,430	0	4,430	0
Non-trading instruments
Assets:
Cash and cash equivalents	¥786,892	¥786,892	¥786,892	¥0	¥0
Restricted cash	123,295	123,295	123,295	0	0
Time deposits	24,070	24,070	0	24,070	0
Installment loans (net of allowance for probable loan losses)	2,650,162	2,669,196	0	78,934	2,590,262
Investment in securities:
Practicable to estimate fair value	935,495	938,314	173,056	521,603	243,655
Not practicable to estimate fair value*	199,078	199,078	0	0	0
Liabilities:
Short-term debt	¥457,973	¥457,973	¥0	¥457,973	¥0
Deposits	1,103,514	1,107,440	0	1,107,440	0
Long-term debt	4,267,480	4,262,612	0	1,491,620	2,770,992
Futures, Foreign exchange contracts:
Assets	335	335	0	335	0
Liabilities	5,015	5,015	0	5,015	0
Foreign currency swap agreements:
Assets	5,540	5,540	0	5,540	0
Liabilities	5,432	5,432	0	5,432	0
Interest rate swap agreements:
Assets	4,624	4,624	0	4,624	0
Liabilities	1,277	1,277	0	1,277	0

	Millions of U.S. dollars
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Trading instruments
Trading securities	$156	$156	$5	$151	$0
Futures, Foreign exchange contracts:
Assets	8	8	7	1	0
Liabilities	6	6	5	1	0
Credit derivatives held:
Assets	1	1	0	1	0
Liabilities	0	0	0	0	0
Options held/written, Caps held, and other:
Assets	72	72	0	8	64
Liabilities	54	54	0	54	0
Non-trading instruments
Assets:
Cash and cash equivalents	$9,574	$9,574	$9,574	$0	$0
Restricted cash	1,500	1,500	1,500	0	0
Time deposits	293	293	0	293	0
Installment loans (net of allowance for probable loan losses)	32,244	32,476	0	960	31,516
Investment in securities:
Practicable to estimate fair value	11,382	11,416	2,105	6,346	2,965
Not practicable to estimate fair value*	2,422	2,422	0	0	0
Liabilities:
Short-term debt	$5,572	$5,572	$0	$5,572	$0
Deposits	13,426	13,474	0	13,474	0
Long-term debt	51,922	51,863	0	18,148	33,715
Futures, Foreign exchange contracts:
Assets	4	4	0	4	0
Liabilities	61	61	0	61	0
Foreign currency swap agreements:
Assets	67	67	0	67	0
Liabilities	66	66	0	66	0
Interest rate swap agreements:
Assets	56	56	0	56	0
Liabilities	16	16	0	16	0

*	The fair value of investment securities of ¥199,078 million ($2,422 million) was not estimated, as it was not practical.

Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Minimum Future Rentals on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases are as follows.

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥3,653	$44
2014	3,325	40
2015	2,362	29
2016	2,157	26
2017	2,070	25
Thereafter	15,771	193

Total	¥29,338	$357

Amounts Due under Non Cancelable Contracts

The longest contract of them will mature in fiscal 2016. As of March 31, 2012, the amounts due are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥157	$2
2014	97	1
2015	97	1
2016	35	1

Total	¥386	$5

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts

The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2011 and 2012:

	2011			2012			2012
	Millions of yen		Fiscal year	Millions of yen		Fiscal year	Millions of U.S. dollars
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities
Corporate loans	¥325,557	¥1,958	2018	¥360,436	¥1,577	2026	$4,385	$19
Transferred loans	166,936	2,218	2043	162,554	3,869	2043	1,978	47
Housing loans	16,949	2,353	2051	19,511	4,536	2051	238	56
Other	294	4	2018	1,991	7	2024	24	0

Total	¥509,736	¥6,533	—	¥544,492	¥9,989	—	$6,625	$122

Segment Information (Tables)	12 Months Ended
Mar. 31, 2012
Financial Information of Segments

Financial information of the segments for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Millions of yen
Year ended March 31, 2010	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥84,167	¥226,179	¥215,001	¥87,318	¥155,491	¥185,906	¥954,062
Interest revenue	33,511	74	16,021	24,339	34,174	26,926	135,045
Interest expense	18,455	5,611	21,131	7,393	10,580	17,273	80,443
Depreciation and amortization	10,776	100,316	17,305	2,199	14,241	29,206	174,043
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	40,533	2,013	9,521	2,278	9,277	7,901	71,523
Write-downs of long-lived assets	152	0	4,379	283	0	2,163	6,977
Increase (Decrease) in policy liabilities	0	0	0	0	(32,927)	0	(32,927)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	613	86	3,747	(6,233)	19,039	8,635	25,887
Discontinued operations	(77)	0	12,732	917	104	(733)	12,943
Segment profits (losses)	(19,481)	23,307	138	(2,350)	31,104	37,142	69,860
Segment assets	1,140,251	515,716	1,677,402	511,333	1,578,758	860,815	6,284,275
Long-lived assets	25,626	303,809	1,013,190	48,540	44,838	133,462	1,569,465
Expenditures for long-lived assets	4,623	77,261	51,001	765	24	26,939	160,613
Investment in affiliates	15,605	631	82,768	56,704	167,293	86,700	409,701

	Millions of yen
Year ended March 31, 2011	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥79,305	¥225,830	¥217,590	¥89,595	¥148,768	¥176,875	¥937,963
Interest revenue	23,830	189	13,181	24,083	28,171	34,841	124,295
Interest expense	12,877	4,998	18,706	6,639	8,980	16,931	69,131
Depreciation and amortization	5,605	98,577	17,148	1,760	11,129	27,662	161,881
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	12,718	1,955	1,131	6,772	1,409	3,226	27,211
Write-downs of long-lived assets	104	0	13,278	996	0	1,770	16,148
Increase (Decrease) in policy liabilities	0	0	0	0	(11,692)	0	(11,692)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	487	157	2,585	1,333	52	13,382	17,996
Discontinued operations	121	0	7,004	6,225	87	(51)	13,386
Segment profits	10,035	26,203	54	13,212	23,777	45,639	118,920
Segment assets	968,327	502,738	1,539,814	506,011	1,653,704	972,224	6,142,818
Long-lived assets	37,919	312,261	1,016,039	45,139	42,686	193,724	1,647,768
Expenditures for long-lived assets	3,744	118,283	40,270	6,168	86	58,156	226,707
Investment in affiliates	15,993	710	84,325	55,151	110,375	106,813	373,367

	Millions of yen
Year ended March 31, 2012	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥72,449	¥231,951	¥222,631	¥73,293	¥160,071	¥187,240	¥947,635
Interest revenue	19,901	343	10,729	21,716	29,041	32,212	113,942
Interest expense	9,759	4,186	16,188	5,757	7,195	19,212	62,297
Depreciation and amortization	3,420	98,810	19,427	1,814	10,849	28,194	162,514
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	2,278	10	2,988	7,471	1,128	3,811	17,686
Write-downs of long-lived assets	793	0	11,311	713	0	798	13,615
Increase (Decrease) in policy liabilities	0	0	0	0	6,321	0	6,321
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	687	146	1,310	7,033	(9,996)	6,299	5,479
Discontinued operations	475	0	(644)	(401)	592	666	688
Segment profits	21,532	34,710	1,349	15,983	21,825	49,768	145,167
Segment assets	898,776	537,782	1,369,220	471,145	1,738,454	986,762	6,002,139
Long-lived assets	27,029	327,489	977,102	33,964	44,986	195,207	1,605,777
Expenditures for long-lived assets	909	126,779	22,945	507	14	63,506	214,660
Investment in affiliates	16,842	880	84,697	61,469	79,255	88,564	331,707

	Millions of U.S. dollars
Year ended March 31, 2012	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	$881	$2,822	$2,709	$892	$1,948	$2,278	$11,530
Interest revenue	242	4	131	264	353	392	1,386
Interest expense	119	51	197	70	88	233	758
Depreciation and amortization	42	1,202	236	22	132	343	1,977
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	28	0	36	91	14	46	215
Write-downs of long-lived assets	10	0	137	9	0	10	166
Increase (Decrease) in policy liabilities	0	0	0	0	77	0	77
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	8	2	16	86	(122)	77	67
Discontinued operations	6	0	(8)	(5)	7	8	8
Segment profits	262	422	16	194	266	606	1,766
Segment assets	10,935	6,543	16,659	5,733	21,152	12,006	73,028
Long-lived assets	329	3,985	11,888	413	547	2,375	19,537
Expenditures for long-lived assets	11	1,543	279	6	0	773	2,612
Investment in affiliates	205	11	1,031	748	964	1,077	4,036

Reconciliation of Segment Totals to Consolidated Financial Statement Amounts

The reconciliation of segment totals to consolidated financial statement amounts is as follows. Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Segment revenues:
Total revenues for segments	¥954,062	¥937,963	¥947,635	$11,530
Revenues related to corporate assets	5,818	3,440	5,564	67
Revenues related to certain VIEs	3,455	51,747	41,833	509
Revenues from discontinued operations	(72,783)	(46,272)	(22,148)	(269)

Total consolidated revenues	¥890,552	¥946,878	¥972,884	$11,837

Segment profits:
Total profits for segments	¥69,860	¥118,920	¥145,167	$1,766
Corporate interest expenses, general and administrative expenses	(276)	(11,852)	(14,690)	(187)
Corporate write-downs of securities	(887)	(615)	0	0
Corporate net gains (losses) on investment securities	173	203	0	0
Corporate other gains (losses)	(3,004)	(4,876)	(3,689)	(36)
Gains (losses) related to assets or liabilities of certain VIEs	0	(1,591)	2,583	31
Discontinued operations	(12,989)	(12,220)	(1,279)	(15)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	3,180	5,332	2,392	29

Total consolidated income before income taxes and discontinued operations	¥56,057	¥93,301	¥130,484	$1,588

Segment assets:
Total assets for segments	¥6,284,275	¥6,142,818	¥6,002,139	$73,028
Cash and cash equivalents, restricted cash and time deposits	717,121	855,340	934,257	11,367
Allowance for doubtful receivables on direct financing leases and probable loan losses	(157,523)	(154,150)	(136,588)	(1,662)
Other receivables	210,521	182,013	188,108	2,289
Other corporate assets	485,746	543,728	501,023	6,095
Assets of certain VIEs	199,660	1,011,833	865,935	10,536

Total consolidated assets	¥7,739,800	¥8,581,582	¥8,354,874	$101,653

Geographical Revenues and Income Before Income Taxes

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Year Ended March 31, 2010
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥784,537	¥96,879	¥81,919	¥(72,783)	¥890,552
Income before income Taxes	33,180	18,743	17,123	(12,989)	56,057

	Millions of yen
	Year Ended March 31, 2011
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥771,403	¥138,975	¥82,772	¥(46,272)	¥946,878
Income before income Taxes	62,477	18,411	24,633	(12,220)	93,301

	Millions of yen
	Year Ended March 31, 2012
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	¥768,955	¥130,717	¥95,360	¥(22,148)	¥972,884
Income before income Taxes	77,439	26,894	27,430	(1,279)	130,484

	Millions of U.S. dollars
	Year Ended March 31, 2012
	Japan	America*2	Other*3	Difference between Geographic Total and Consolidated Amounts	Consolidated Amounts
Total Revenues	$9,356	$1,590	$1,160	$(269)	$11,837
Income before income Taxes	942	327	334	(15)	1,588

*Note:	1. Results of discontinued operations are included in each amount attributed to each geographic area.
2. Mainly United States
3. Mainly Asia, Europe, Oceania and Middle East

Significant Accounting and Reporting Policies - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Adjustments for New Accounting Pronouncement Assets JPY (¥)	Mar. 31, 2012 Adjustments for New Accounting Pronouncement Liabilities JPY (¥)	Mar. 31, 2012 Adjustments for New Accounting Pronouncement Retained Earnings JPY (¥)	Mar. 31, 2012 Investment in operating leases Transportation equipment Year	Mar. 31, 2012 Investment in operating leases Measuring and information-related equipment Year	Mar. 31, 2012 Investment in operating leases Real Estate Year	Mar. 31, 2012 Investment in operating leases Property, Plant and Equipment, Other Types Year	Mar. 31, 2012 Office Facilities USD ($)	Mar. 31, 2012 Office Facilities JPY (¥)	Mar. 31, 2011 Office Facilities JPY (¥)	Mar. 31, 2010 Office Facilities JPY (¥)	Mar. 31, 2012 Office Facilities Buildings and fixtures Year	Mar. 31, 2012 Office Facilities Machinery and equipment Year	Mar. 31, 2012 Other Operating Assets USD ($)	Mar. 31, 2012 Other Operating Assets JPY (¥)	Mar. 31, 2011 Other Operating Assets JPY (¥)	Mar. 31, 2010 Other Operating Assets JPY (¥)	Mar. 31, 2012 Other Operating Assets Property, Plant and Equipment, Other Types Year	Mar. 31, 2012 Other Operating Assets Buildings Year	Mar. 31, 2012 Other Operating Assets Land improvement Year	Mar. 31, 2012 Subsequent Event Adjustments for New Accounting Pronouncement Retained Earnings JPY (¥)	Mar. 31, 2012 Subsequent Event Adjustments for New Accounting Pronouncement Other Assets JPY (¥)
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3 months	3 months
Estimated average useful lives								7	4	33	7
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001	$ 300,000,000	¥ 24,674,000,000
Depreciation expenses												39,000,000	3,228,000,000	2,857,000,000	3,120,000,000			80,000,000	6,606,000,000	6,857,000,000	6,164,000,000
Accumulated depreciation												480,000,000	39,492,000,000	39,057,000,000				459,000,000	37,765,000,000	34,739,000,000
Estimated useful lives, maximum																62	20					22	50	60
Advance and/or progress payments for development of condominiums for sale	849,000,000	69,816,000,000	96,197,000,000
Finished goods	120,000,000	9,838,000,000	12,213,000,000
Write-down of advance and/or progress payments for development of residential condominiums	49,000,000	4,039,000,000	9,844,000,000	7,115,000,000
Capitalized interest costs related to specific long-term development projects	29,000,000	2,395,000,000	3,646,000,000	2,810,000,000
Advertising expense	72,000,000	5,888,000,000	6,165,000,000	6,870,000,000
Translations of Japanese yen into U.S. dollars, prevailing exchange rate	82.19	82.19
Cumulative effect of adopting new accounting pronouncements					¥ 1,147,000,000,000	¥ 1,169,000,000,000	¥ (22,000,000,000)																		¥ (15,400,000,000)	¥ (22,000,000,000)

Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring [Member]) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Interest rate swap agreements USD ($)	Mar. 31, 2012 Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Interest rate swap agreements JPY (¥)	Mar. 31, 2012 Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2012 Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2011 Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2012 Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Foreign currency swap agreements USD ($)	Mar. 31, 2012 Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Foreign currency swap agreements JPY (¥)	Mar. 31, 2012 Credit derivatives held USD ($)	Mar. 31, 2012 Credit derivatives held JPY (¥)	Mar. 31, 2011 Credit derivatives held/written JPY (¥)	Mar. 31, 2012 Trading securities USD ($)	Mar. 31, 2012 Trading securities JPY (¥)	Mar. 31, 2011 Trading securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities USD ($)	Mar. 31, 2012 Available-for-sale securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Japanese and foreign government bond securities USD ($)	Mar. 31, 2012 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Japanese prefectural and foreign municipal bond securities USD ($)	Mar. 31, 2012 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Corporate debt securities USD ($)	Mar. 31, 2012 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)	Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2011 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities USD ($)	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Other debt securities USD ($)	Mar. 31, 2012 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Equity securities USD ($)	Mar. 31, 2012 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2012 Other securities USD ($)	Mar. 31, 2012 Other securities JPY (¥)	Mar. 31, 2011 Other securities JPY (¥)	Mar. 31, 2012 Other securities Investment funds USD ($)	Mar. 31, 2012 Other securities Investment funds JPY (¥)	Mar. 31, 2011 Other securities Investment funds JPY (¥)	Mar. 31, 2012 Loans Held-for-Sale USD ($)		Mar. 31, 2012 Loans Held-for-Sale JPY (¥)		Mar. 31, 2012 Level 1 USD ($)	Mar. 31, 2012 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 JPY (¥)	Mar. 31, 2012 Level 1 Interest rate swap agreements USD ($)	Mar. 31, 2012 Level 1 Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Level 1 Interest rate swap agreements JPY (¥)	Mar. 31, 2012 Level 1 Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2012 Level 1 Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2011 Level 1 Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2012 Level 1 Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Level 1 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Level 1 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Level 1 Foreign currency swap agreements USD ($)	Mar. 31, 2012 Level 1 Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Level 1 Foreign currency swap agreements JPY (¥)	Mar. 31, 2012 Level 1 Credit derivatives held USD ($)	Mar. 31, 2012 Level 1 Credit derivatives held JPY (¥)	Mar. 31, 2011 Level 1 Credit derivatives held/written JPY (¥)	Mar. 31, 2012 Level 1 Trading securities USD ($)	Mar. 31, 2012 Level 1 Trading securities JPY (¥)	Mar. 31, 2011 Level 1 Trading securities JPY (¥)	Mar. 31, 2012 Level 1 Available-for-sale securities USD ($)	Mar. 31, 2012 Level 1 Available-for-sale securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities JPY (¥)	Mar. 31, 2012 Level 1 Available-for-sale securities Japanese and foreign government bond securities USD ($)	Mar. 31, 2012 Level 1 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2012 Level 1 Available-for-sale securities Japanese prefectural and foreign municipal bond securities USD ($)	Mar. 31, 2012 Level 1 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2012 Level 1 Available-for-sale securities Corporate debt securities USD ($)	Mar. 31, 2012 Level 1 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Level 1 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)	Mar. 31, 2012 Level 1 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2012 Level 1 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities USD ($)	Mar. 31, 2012 Level 1 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2012 Level 1 Available-for-sale securities Other debt securities USD ($)	Mar. 31, 2012 Level 1 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2012 Level 1 Available-for-sale securities Equity securities USD ($)	Mar. 31, 2012 Level 1 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2011 Level 1 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2012 Level 1 Other securities USD ($)	Mar. 31, 2012 Level 1 Other securities JPY (¥)	Mar. 31, 2011 Level 1 Other securities JPY (¥)	Mar. 31, 2012 Level 1 Other securities Investment funds USD ($)	Mar. 31, 2012 Level 1 Other securities Investment funds JPY (¥)	Mar. 31, 2011 Level 1 Other securities Investment funds JPY (¥)	Mar. 31, 2012 Level 1 Loans Held-for-Sale USD ($)		Mar. 31, 2012 Level 1 Loans Held-for-Sale JPY (¥)		Mar. 31, 2012 Level 2 USD ($)	Mar. 31, 2012 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 JPY (¥)	Mar. 31, 2012 Level 2 Interest rate swap agreements USD ($)	Mar. 31, 2012 Level 2 Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Level 2 Interest rate swap agreements JPY (¥)	Mar. 31, 2012 Level 2 Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2012 Level 2 Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2011 Level 2 Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2012 Level 2 Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Level 2 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Level 2 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Level 2 Foreign currency swap agreements USD ($)	Mar. 31, 2012 Level 2 Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Level 2 Foreign currency swap agreements JPY (¥)	Mar. 31, 2012 Level 2 Credit derivatives held USD ($)	Mar. 31, 2012 Level 2 Credit derivatives held JPY (¥)	Mar. 31, 2011 Level 2 Credit derivatives held/written JPY (¥)	Mar. 31, 2012 Level 2 Trading securities USD ($)	Mar. 31, 2012 Level 2 Trading securities JPY (¥)	Mar. 31, 2011 Level 2 Trading securities JPY (¥)	Mar. 31, 2012 Level 2 Available-for-sale securities USD ($)	Mar. 31, 2012 Level 2 Available-for-sale securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities JPY (¥)	Mar. 31, 2012 Level 2 Available-for-sale securities Japanese and foreign government bond securities USD ($)	Mar. 31, 2012 Level 2 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2012 Level 2 Available-for-sale securities Japanese prefectural and foreign municipal bond securities USD ($)	Mar. 31, 2012 Level 2 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2012 Level 2 Available-for-sale securities Corporate debt securities USD ($)	Mar. 31, 2012 Level 2 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Level 2 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)	Mar. 31, 2012 Level 2 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2012 Level 2 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities USD ($)	Mar. 31, 2012 Level 2 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2012 Level 2 Available-for-sale securities Other debt securities USD ($)	Mar. 31, 2012 Level 2 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2012 Level 2 Available-for-sale securities Equity securities USD ($)	Mar. 31, 2012 Level 2 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2011 Level 2 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2012 Level 2 Other securities USD ($)	Mar. 31, 2012 Level 2 Other securities JPY (¥)	Mar. 31, 2011 Level 2 Other securities JPY (¥)	Mar. 31, 2012 Level 2 Other securities Investment funds USD ($)	Mar. 31, 2012 Level 2 Other securities Investment funds JPY (¥)	Mar. 31, 2011 Level 2 Other securities Investment funds JPY (¥)	Mar. 31, 2012 Level 2 Loans Held-for-Sale USD ($)		Mar. 31, 2012 Level 2 Loans Held-for-Sale JPY (¥)		Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 Interest rate swap agreements USD ($)	Mar. 31, 2012 Level 3 Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Level 3 Interest rate swap agreements JPY (¥)	Mar. 31, 2012 Level 3 Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2012 Level 3 Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2011 Level 3 Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2012 Level 3 Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Level 3 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Level 3 Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Level 3 Foreign currency swap agreements USD ($)	Mar. 31, 2012 Level 3 Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Level 3 Foreign currency swap agreements JPY (¥)	Mar. 31, 2012 Level 3 Credit derivatives held USD ($)	Mar. 31, 2012 Level 3 Credit derivatives held JPY (¥)	Mar. 31, 2011 Level 3 Credit derivatives held/written JPY (¥)	Mar. 31, 2012 Level 3 Trading securities USD ($)	Mar. 31, 2012 Level 3 Trading securities JPY (¥)	Mar. 31, 2011 Level 3 Trading securities JPY (¥)	Mar. 31, 2012 Level 3 Available-for-sale securities USD ($)	Mar. 31, 2012 Level 3 Available-for-sale securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities JPY (¥)	Mar. 31, 2012 Level 3 Available-for-sale securities Japanese and foreign government bond securities USD ($)	Mar. 31, 2012 Level 3 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2012 Level 3 Available-for-sale securities Japanese prefectural and foreign municipal bond securities USD ($)	Mar. 31, 2012 Level 3 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2012 Level 3 Available-for-sale securities Corporate debt securities USD ($)	Mar. 31, 2012 Level 3 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Level 3 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)	Mar. 31, 2012 Level 3 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2012 Level 3 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities USD ($)	Mar. 31, 2012 Level 3 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2012 Level 3 Available-for-sale securities Other debt securities USD ($)	Mar. 31, 2012 Level 3 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2012 Level 3 Available-for-sale securities Equity securities USD ($)	Mar. 31, 2012 Level 3 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2011 Level 3 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2012 Level 3 Other securities USD ($)	Mar. 31, 2012 Level 3 Other securities JPY (¥)	Mar. 31, 2011 Level 3 Other securities JPY (¥)	Mar. 31, 2012 Level 3 Other securities Investment funds USD ($)	Mar. 31, 2012 Level 3 Other securities Investment funds JPY (¥)	Mar. 31, 2011 Level 3 Other securities Investment funds JPY (¥)	Mar. 31, 2012 Level 3 Loans Held-for-Sale USD ($)		Mar. 31, 2012 Level 3 Loans Held-for-Sale JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments																			$ 156	¥ 12,817	¥ 71,991	$ 10,786	¥ 886,487	¥ 883,410	$ 2,688	¥ 220,915	¥ 169,345	$ 698	¥ 57,359	¥ 34,968	$ 3,410	¥ 280,222	¥ 292,032	$ 1,693	¥ 139,152	¥ 222,314	$ 1,160	¥ 95,328	¥ 87,874	$ 102	¥ 8,410	¥ 5,506	$ 1,035	¥ 85,101	¥ 71,371	$ 63	¥ 5,178	¥ 10,023	$ 63	¥ 5,178	¥ 10,023	$ 236	[1]	¥ 19,397	[1]																			$ 5	¥ 384	¥ 763	$ 2,105	¥ 173,056	¥ 74,914	$ 1,282	¥ 105,353	¥ 19,995	$ 0	¥ 33	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 823	¥ 67,670	¥ 54,919	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	[1]	¥ 0	[1]																			$ 151	¥ 12,433	¥ 71,228	$ 5,716	¥ 469,776	¥ 492,820	$ 1,406	¥ 115,562	¥ 149,350	$ 698	¥ 57,326	¥ 34,968	$ 3,374	¥ 277,310	¥ 289,459	$ 0	¥ 0	¥ 0	$ 26	¥ 2,147	¥ 2,591	$ 0	¥ 0	¥ 0	$ 212	¥ 17,431	¥ 16,452	$ 63	¥ 5,178	¥ 10,023	$ 63	¥ 5,178	¥ 10,023	$ 236	[1]	¥ 19,397	[1]																			$ 0	¥ 0	¥ 0	$ 2,965	¥ 243,655	¥ 315,676	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 36	¥ 2,912	¥ 2,573	$ 1,693	¥ 139,152	¥ 222,314	$ 1,134	¥ 93,181	¥ 85,283	$ 102	¥ 8,410	¥ 5,506	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	[1]	¥ 0	[1]
Derivative assets	209	17,212	22,985	56	4,624	2,070	72	5,924	3,467	13	1,027	2,633	67	5,540	14,766	1	97	49																																						8	649	1,306	0	0	0	0	0	0	8	649	1,306	0	0	0	0	0	0																																						137	11,270	18,497	56	4,624	2,070	8	631	333	5	378	1,327	67	5,540	14,766	1	97	1																																						64	5,293	3,182	0	0	0	64	5,293	3,134	0	0	0	0	0	0	0	0	48
Financial assets	11,450	941,091	988,409																																																					2,118	174,089	76,983																																																					6,303	518,054	592,568																																																					3,029	248,948	318,858
Derivative liabilities	202	16,659	42,076	15	1,277	1,320	54	4,430	2,071	67	5,497	4,968	66	5,432	33,481	0	23	236																																						5	412	977	0	0	0	0	0	0	5	412	977	0	0	0	0	0	0																																						197	16,247	40,863	15	1,277	1,320	54	4,430	2,071	62	5,085	3,991	66	5,432	33,481	0	23	0																																						0	0	236	0	0	0	0	0	0	0	0	0	0	0	0	0	0	236
Financial liabilities	$ 202	¥ 16,659	¥ 42,076																																																					$ 5	¥ 412	¥ 977																																																					$ 197	¥ 16,247	¥ 40,863																																																					$ 0	¥ 0	¥ 236

[1]	A subsidiary elected the fair value option under ASC 825-10 ("Financial Instruments-Fair Value Option") on the loans held for sale originated on and after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in other operating revenues in the consolidated statements of income are gains from the change in the fair value of the loans of ¥1,024 million ($12 million), for the fiscal year ended March 31, 2012. No gains or losses were recognized in earnings during the fiscal year ended March 31, 2012 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2012, are ¥18,326 million ($223 million) and ¥19,397 million ($236 million), respectively, and the aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥1,071 million ($13 million). There are no loans that are 90 days or more past due, in non-accrual status, or both.

Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Loans Held-for-Sale USD ($)	Mar. 31, 2012 Loans Held-for-Sale JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains from change in fair value of loans				$ 12	¥ 1,024
Aggregate unpaid loan principal balance	245	20,145	13,718	223	18,326
Aggregate loan fair value	236	19,397
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance	$ 13	¥ 1,071

Reconciliation of Financial Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2010 Other debt securities JPY (¥)		Mar. 31, 2011 Trading securities JPY (¥)		Mar. 31, 2010 Trading securities JPY (¥)		Mar. 31, 2012 Available-for-sale securities USD ($)		Mar. 31, 2012 Available-for-sale securities JPY (¥)		Mar. 31, 2011 Available-for-sale securities JPY (¥)		Mar. 31, 2010 Available-for-sale securities JPY (¥)		Mar. 31, 2012 Available-for-sale securities Corporate debt securities USD ($)		Mar. 31, 2012 Available-for-sale securities Corporate debt securities JPY (¥)		Mar. 31, 2011 Available-for-sale securities Corporate debt securities JPY (¥)		Mar. 31, 2010 Available-for-sale securities Corporate debt securities JPY (¥)		Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)		Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)		Mar. 31, 2011 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)		Mar. 31, 2010 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)		Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities USD ($)		Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)		Mar. 31, 2011 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)		Mar. 31, 2010 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)		Mar. 31, 2012 Available-for-sale securities Other debt securities USD ($)		Mar. 31, 2012 Available-for-sale securities Other debt securities JPY (¥)		Mar. 31, 2011 Available-for-sale securities Other debt securities JPY (¥)		Mar. 31, 2010 Certain investment in affiliates JPY (¥)		Mar. 31, 2012 Derivative Financial Instruments, Assets and Liabilities USD ($)		Mar. 31, 2012 Derivative Financial Instruments, Assets and Liabilities JPY (¥)		Mar. 31, 2011 Derivative Financial Instruments, Assets and Liabilities JPY (¥)		Mar. 31, 2010 Derivative Financial Instruments, Assets and Liabilities JPY (¥)		Mar. 31, 2011 Derivative Financial Instruments, Assets and Liabilities Options held/written, Caps held JPY (¥)		Mar. 31, 2010 Derivative Financial Instruments, Assets and Liabilities Options held/written, Caps held JPY (¥)		Mar. 31, 2012 Derivative Financial Instruments, Assets and Liabilities Options Held (Written), Caps Held and Other USD ($)		Mar. 31, 2012 Derivative Financial Instruments, Assets and Liabilities Options Held (Written), Caps Held and Other JPY (¥)		Mar. 31, 2012 Derivative Financial Instruments, Assets and Liabilities Credit derivatives held/written USD ($)		Mar. 31, 2012 Derivative Financial Instruments, Assets and Liabilities Credit derivatives held/written JPY (¥)		Mar. 31, 2011 Derivative Financial Instruments, Assets and Liabilities Credit derivatives held/written JPY (¥)		Mar. 31, 2010 Derivative Financial Instruments, Assets and Liabilities Credit derivatives held/written JPY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 3,029	¥ 248,948	¥ 5,428		¥ 53		¥ 166		$ 3,841		¥ 315,676		¥ 401,804		¥ 447,859		$ 31		¥ 2,573		¥ 6,841		¥ 10,176		$ 2,705		¥ 222,314		¥ 246,305		¥ 300,765		$ 1,038		¥ 85,283		¥ 143,176		¥ 131,490		$ 67		¥ 5,506		¥ 5,482		¥ 6,954		$ 36		¥ 2,946		¥ 493		¥ 668		¥ 0		¥ 438		$ 38		¥ 3,134		$ (2)		¥ (188)		¥ 493		¥ 230
Gains or losses (realized/ unrealized), included in earnings			0	[1]	(26)	[1]	0	[1]	(15)	[1]	(1,262)	[1]	(6,242)	[1]	(9,394)	[1]	0	[1]	(18)	[1]	(34)	[1]	(1,302)	[1]	(37)	[1]	(3,066)	[1]	(5,195)	[1]	(989)	[1]	22	[1]	1,822	[1]	(1,013)	[1]	(7,103)	[1]	0	[1]	0	[1]	0	[1]	(6,954)	[1]	26	[1]	2,159	[1]	(206)	[1]	(175)	[1]	475	[1]	(438)	[1]	26	[1]	2,159	[1]	0	[1]	0	[1]	(681)	[1]	263	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income			54	[2]	(2)	[2]	(170)	[2]	17	[2]	1,443	[2]	(3,248)	[2]	(519)	[2]	1	[2]	108	[2]	(83)	[2]	492	[2]	26	[2]	2,178	[2]	351	[2]	(1,910)	[2]	(13)	[2]	(1,056)	[2]	(3,540)	[2]	845	[2]	3	[2]	213	[2]	24	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
Gains or losses (realized/ unrealized), total			54		(28)		(170)		2		181		(9,490)		(9,913)		1		90		(117)		(810)		(11)		(888)		(4,844)		(2,899)		9		766		(4,553)		(6,258)		3		213		24		(6,954)		26		2,159		(206)		(175)		475		(438)		26		2,159		0		0		(681)		263
Purchases									778		63,980						31		2,549						81		6,668						597		49,072						69		5,691						0		0										0		0		0		0
Purchase, sales, and settlements (net)			0		(25)		57						(33,102)		(36,997)						(2,094)		(3,380)						(27,076)		(51,561)						(3,932)		17,944						0		0						0		0		0		0										0		0
Sales									(220)		(18,054)						(5)		(431)						(118)		(9,625)						(97)		(7,998)						0		0						0		0										0		0		0		0
Settlements									(1,442)		(118,596)						(28)		(2,337)						(964)		(79,317)						(413)		(33,942)						(37)		(3,000)						2		188										0		0		2		188
Transfers in and/or out of Level 3 (net)			0	[3]	0	[3]	0	[3]	6	[3]	468	[3]	(43,536)	[3]	855	[3]	6	[3]	468	[3]	(2,057)	[3]	855	[3]	0	[3]	0	[3]	7,929	[3]	0	[3]	0	[3]	0	[3]	(49,408)	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	2,659	[3]	0	[3]	2,659	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]
Ending Balance	3,029	248,948	5,482		0		53		2,965		243,655		315,676		401,804		36		2,912		2,573		6,841		1,693		139,152		222,314		246,305		1,134		93,181		85,283		143,176		102		8,410		5,506		0		64		5,293		2,946		493		3,134		0		64		5,293		0		0		(188)		493
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period			¥ 0	[1]	¥ 0	[1]	¥ 0	[1]	$ (30)	[1]	¥ (2,429)	[1]	¥ (5,848)	[1]	¥ (8,691)	[1]	$ 0	[1]	¥ (35)	[1]	¥ (72)	[1]	¥ (801)	[1]	$ (41)	[1]	¥ (3,397)	[1]	¥ (5,275)	[1]	¥ (515)	[1]	$ 11	[1]	¥ 1,003	[1]	¥ (501)	[1]	¥ (7,375)	[1]	$ 0	[1]	¥ 0	[1]	¥ 0	[1]	¥ 0	[1]	$ 26	[1]	¥ 2,159	[1]	¥ (206)	[1]	¥ (175)	[1]	¥ 475	[1]	¥ (438)	[1]	$ 26	[1]	¥ 2,159	[1]	$ 0	[1]	¥ 0	[1]	¥ (681)	[1]	¥ 263	[1]

[1]	Principally, gains and losses from trading securities are included in "brokerage commissions and net gains (losses) on investment securities"; available-for-sale securities are included in "write-downs of securities" or "life insurance premiums and related investment income"; investment in affiliates are included in "equity in net income (loss) of affiliates" and derivative assets and liabilities (net) are included in "other operating revenues /expenses," respectively. Also, for available-for-sale securities, amortization of interest recognized in interest on loans and investment securities are included in these columns.
[2]	Unrealized gains and losses from available-for-sale securities are included in "Net change of unrealized gains (losses) on investment in securities."
[3]	The amount reported in "Transfers in and/or out of Level 3 (net)" is the fair value at the beginning of quarter during which the transfers occur.

Fair Value Measurements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Corporate debt securities	Mar. 31, 2011 Accounting Standards Update 2009-16 And 2009-17 Specified bonds issued by SPEs in Japan	Mar. 31, 2011 Accounting Standards Update 2009-16 And 2009-17 CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Transfers into Level 3	¥ 468	¥ 9,225
Transfers out of Level 3		¥ 1,296	¥ 49,408

Recorded Amounts of Major Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Unlisted securities USD ($)	Mar. 31, 2012 Unlisted securities JPY (¥)	Mar. 31, 2011 Unlisted securities JPY (¥)	Mar. 31, 2011 Loans Held-for-Sale JPY (¥)	Mar. 31, 2012 Real Estate Collateral Dependent Loans USD ($)	Mar. 31, 2012 Real Estate Collateral Dependent Loans JPY (¥)	Mar. 31, 2011 Real Estate Collateral Dependent Loans JPY (¥)	Mar. 31, 2012 Investment in Operating Leases and Other Operating Assets USD ($)	Mar. 31, 2012 Investment in Operating Leases and Other Operating Assets JPY (¥)	Mar. 31, 2011 Investment in Operating Leases and Other Operating Assets JPY (¥)	Mar. 31, 2012 Land And Buildings Undeveloped Or Under Construction USD ($)	Mar. 31, 2012 Land And Buildings Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2011 Land And Buildings Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2012 Certain investment in affiliates USD ($)	Mar. 31, 2012 Certain investment in affiliates JPY (¥)	Mar. 31, 2011 Certain investment in affiliates JPY (¥)	Mar. 31, 2012 Level 1 USD ($)	Mar. 31, 2012 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 JPY (¥)	Mar. 31, 2012 Level 1 Unlisted securities USD ($)	Mar. 31, 2012 Level 1 Unlisted securities JPY (¥)	Mar. 31, 2011 Level 1 Unlisted securities JPY (¥)	Mar. 31, 2011 Level 1 Loans Held-for-Sale JPY (¥)	Mar. 31, 2012 Level 1 Real Estate Collateral Dependent Loans USD ($)	Mar. 31, 2012 Level 1 Real Estate Collateral Dependent Loans JPY (¥)	Mar. 31, 2011 Level 1 Real Estate Collateral Dependent Loans JPY (¥)	Mar. 31, 2012 Level 1 Investment in Operating Leases and Other Operating Assets USD ($)	Mar. 31, 2012 Level 1 Investment in Operating Leases and Other Operating Assets JPY (¥)	Mar. 31, 2011 Level 1 Investment in Operating Leases and Other Operating Assets JPY (¥)	Mar. 31, 2012 Level 1 Land And Buildings Undeveloped Or Under Construction USD ($)	Mar. 31, 2012 Level 1 Land And Buildings Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2011 Level 1 Land And Buildings Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2012 Level 1 Certain investment in affiliates USD ($)	Mar. 31, 2012 Level 1 Certain investment in affiliates JPY (¥)	Mar. 31, 2011 Level 1 Certain investment in affiliates JPY (¥)	Mar. 31, 2012 Level 2 USD ($)	Mar. 31, 2012 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 JPY (¥)	Mar. 31, 2012 Level 2 Unlisted securities USD ($)	Mar. 31, 2012 Level 2 Unlisted securities JPY (¥)	Mar. 31, 2011 Level 2 Unlisted securities JPY (¥)	Mar. 31, 2011 Level 2 Loans Held-for-Sale JPY (¥)	Mar. 31, 2012 Level 2 Real Estate Collateral Dependent Loans USD ($)	Mar. 31, 2012 Level 2 Real Estate Collateral Dependent Loans JPY (¥)	Mar. 31, 2011 Level 2 Real Estate Collateral Dependent Loans JPY (¥)	Mar. 31, 2012 Level 2 Investment in Operating Leases and Other Operating Assets USD ($)	Mar. 31, 2012 Level 2 Investment in Operating Leases and Other Operating Assets JPY (¥)	Mar. 31, 2011 Level 2 Investment in Operating Leases and Other Operating Assets JPY (¥)	Mar. 31, 2012 Level 2 Land And Buildings Undeveloped Or Under Construction USD ($)	Mar. 31, 2012 Level 2 Land And Buildings Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2011 Level 2 Land And Buildings Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2012 Level 2 Certain investment in affiliates USD ($)	Mar. 31, 2012 Level 2 Certain investment in affiliates JPY (¥)	Mar. 31, 2011 Level 2 Certain investment in affiliates JPY (¥)	Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 Unlisted securities USD ($)	Mar. 31, 2012 Level 3 Unlisted securities JPY (¥)	Mar. 31, 2011 Level 3 Unlisted securities JPY (¥)	Mar. 31, 2011 Level 3 Loans Held-for-Sale JPY (¥)	Mar. 31, 2012 Level 3 Real Estate Collateral Dependent Loans USD ($)	Mar. 31, 2012 Level 3 Real Estate Collateral Dependent Loans JPY (¥)	Mar. 31, 2011 Level 3 Real Estate Collateral Dependent Loans JPY (¥)	Mar. 31, 2012 Level 3 Investment in Operating Leases and Other Operating Assets USD ($)	Mar. 31, 2012 Level 3 Investment in Operating Leases and Other Operating Assets JPY (¥)	Mar. 31, 2011 Level 3 Investment in Operating Leases and Other Operating Assets JPY (¥)	Mar. 31, 2012 Level 3 Land And Buildings Undeveloped Or Under Construction USD ($)	Mar. 31, 2012 Level 3 Land And Buildings Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2011 Level 3 Land And Buildings Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2012 Level 3 Certain investment in affiliates USD ($)	Mar. 31, 2012 Level 3 Certain investment in affiliates JPY (¥)	Mar. 31, 2011 Level 3 Certain investment in affiliates JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 1,646	¥ 135,298	¥ 185,042	$ 118	¥ 9,715	¥ 3,776	¥ 11,439	$ 892	¥ 73,319	¥ 110,329	$ 196	¥ 16,159	¥ 26,813	$ 249	¥ 20,445	¥ 30,595	$ 191	¥ 15,660	¥ 2,090	$ 131	¥ 10,775	¥ 236	$ 0	¥ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 131	¥ 10,775	¥ 236	$ 0	¥ 0	¥ 11,439	$ 0	¥ 0	¥ 0	¥ 11,439	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 1,515	¥ 124,523	¥ 173,367	$ 118	¥ 9,715	¥ 3,776	¥ 0	$ 892	¥ 73,319	¥ 110,329	$ 196	¥ 16,159	¥ 26,813	$ 249	¥ 20,445	¥ 30,595	$ 60	¥ 4,885	¥ 1,854

Information of Major Financial Assets and Liabilities about Significant Unobservable Inputs Measured at Fair Value on Recurring Basis (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Available-for-sale securities USD ($)	Mar. 31, 2012 Available-for-sale securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities USD ($)	Mar. 31, 2011 Available-for-sale securities JPY (¥)	Mar. 31, 2010 Available-for-sale securities JPY (¥)	Mar. 31, 2009 Available-for-sale securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Corporate debt securities Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Available-for-sale securities Corporate debt securities Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Available-for-sale securities Corporate debt securities Appraisals Broker Quotes Valuation Technique USD ($)	Mar. 31, 2012 Available-for-sale securities Corporate debt securities Appraisals Broker Quotes Valuation Technique JPY (¥)	Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan Appraisals Broker Quotes Valuation Technique USD ($)	Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan Appraisals Broker Quotes Valuation Technique JPY (¥)	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Appraisals Broker Quotes Valuation Technique USD ($)	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Appraisals Broker Quotes Valuation Technique JPY (¥)	Mar. 31, 2012 Available-for-sale securities Other debt securities Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Available-for-sale securities Other debt securities Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Derivative assets Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Derivative assets Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Minimum Available-for-sale securities Corporate debt securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2012 Minimum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Available-for-sale securities Other debt securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Derivative assets Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Available-for-sale securities Corporate debt securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Available-for-sale securities Specified bonds issued by SPEs in Japan Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2012 Maximum Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Derivative assets Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 3,029	¥ 248,948	$ 2,965	¥ 243,655	$ 3,841	¥ 315,676	¥ 401,804	¥ 447,859	$ 14	¥ 1,088	$ 22	¥ 1,824	$ 1,443	¥ 118,624	$ 250	¥ 20,528		$ 772	¥ 63,436	$ 362	¥ 29,745	$ 102	¥ 8,410	$ 64	¥ 5,293
Valuation Tecnique(s)									Discounted cash flows	Discounted cash flows	Appraisals/Broker quotes	Appraisals/Broker quotes	Discounted cash flows	Discounted cash flows	Appraisals/ Broker quotes	Appraisals/ Broker quotes		Discounted cash flows	Discounted cash flows	Appraisals/ broker quotes	Appraisals/ broker quotes	Discounted cash flows	Discounted cash flows	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs									Discount rate	Discount rate	-	-	Discount rate	Discount rate	-	-	Probability of default	Discount rate	Discount rate	-	-	Discount rate	Discount rate	Discount rate	Discount rate
Weighted Average Discount Rate									4.90%	4.90%			4.00%	4.00%				11.20%	11.20%			12.50%	12.50%	12.00%	12.00%	2.90%	1.00%		2.70%	12.50%	10.00%	7.50%	13.00%		44.10%	15.00%
Weighted Average Probability of default																	0.90%											0.00%						6.10%

Information of Major Financial Assets and Liabilities about Significant Unobservable Inputs Measured at Fair Value on Nonrecurring Basis (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Unlisted securities Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Unlisted securities Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Real Estate Collateral Dependent Loans Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Real Estate Collateral Dependent Loans Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Real Estate Collateral Dependent Loans Direct Capitalization Valuation Technique	Mar. 31, 2012 Investment in Operating Leases and Other Operating Assets Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Investment in Operating Leases and Other Operating Assets Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Land And Buildings Undeveloped Or Under Construction Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Land And Buildings Undeveloped Or Under Construction Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Certain investment in affiliates Discounted Cash Flows Valuation Technique USD ($)	Mar. 31, 2012 Certain investment in affiliates Discounted Cash Flows Valuation Technique JPY (¥)	Mar. 31, 2012 Minimum Unlisted securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Real Estate Collateral Dependent Loans Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Real Estate Collateral Dependent Loans Direct Capitalization Valuation Technique	Mar. 31, 2012 Minimum Investment in Operating Leases and Other Operating Assets Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Land And Buildings Undeveloped Or Under Construction Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Minimum Certain investment in affiliates Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Unlisted securities Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Real Estate Collateral Dependent Loans Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Real Estate Collateral Dependent Loans Direct Capitalization Valuation Technique	Mar. 31, 2012 Maximum Investment in Operating Leases and Other Operating Assets Discounted Cash Flows Valuation Technique	Mar. 31, 2012 Maximum Certain investment in affiliates Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 1,301	¥ 106,928	$ 107	¥ 8,814	$ 892	¥ 73,319		$ 141	¥ 11,561	$ 105	¥ 8,638	$ 56	¥ 4,596
Valuation Tecnique(s)			Discounted cash flows	Discounted cash flows	Discounted cash flows	Discounted cash flows	Direct capitalization	Discounted cash flows	Discounted cash flows	Discounted cash flows	Discounted cash flows	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs			Discount rate	Discount rate	Discount rate	Discount rate	Capitalization rate	Discount rate	Discount rate	Discount rate	Discount rate	Discount rate	Discount rate
Weighted Average Discount Rate			6.50%	6.50%	7.90%	7.90%	10.90%	8.20%	8.20%	6.00%	6.00%	6.50%	6.50%	4.20%	3.30%	5.20%	7.00%	6.00%	5.00%	12.50%	18.90%	29.00%	10.00%	8.00%

Acquisitions - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Business Acquisition [Line Items]
Acquisition, cost of acquired entity paid in cash	$ 146	¥ 11,964	¥ 64,875	¥ 12,142
Goodwill acquired	49	4,024	29,247	1,786
Acquisition, amount of goodwill adjustment		28,674	1,740
Intangible assets acquired			0	0
Acquisition, adjustment of acquired intangible assets other than goodwill		¥ 998	¥ 140

Cash Payments (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Cash payments:
Interest	$ 1,415	¥ 116,271	¥ 121,253	¥ 85,801
Income taxes	$ 598	¥ 49,190	¥ 50,153	¥ 43,927

Cash Flow Information - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2010 ORIX Credit JPY (¥)
Schedule of Cash Flow, Supplemental [Line Items]
Non-cash investing activities, liabilities assumed	$ 468	¥ 38,437	¥ 142,906	¥ 27,688
Non-cash investing activities, common stocks received in connection with a sale of subsidiary					26,617
Loans to affiliate					95,547
Investment in affiliates					25,828
Investment in affiliates, increased during the period				121,375
Real estate under operating leases transferred from installment loans and investment in securities as a result of real estate collateral acquired from non-recourse loans	$ 1,100	¥ 90,398	¥ 59,783	¥ 83,018

Investment in Direct Financing Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Leases Disclosure [Line Items]
Minimum lease payments receivable	$ 12,273	¥ 1,008,720	¥ 927,607
Estimated residual value	417	34,240	39,982
Initial direct costs	71	5,847	6,736
Unearned lease income	(1,800)	(147,921)	(143,472)
Investment in Direct Financing Leases	$ 10,961	¥ 900,886	¥ 830,853

Minimum Lease Payments Receivable Due in Each of Next Five Years and Thereafter (Detail) (Direct Financing Leases) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Leases Disclosure [Line Items]
2013	$ 3,593	¥ 295,331
2014	2,938	241,517
2015	2,059	169,191
2016	1,341	110,189
2017	714	58,667
Thereafter	1,628	133,825
Total	$ 12,273	¥ 1,008,720

Investment in Operating Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Transportation equipment USD ($)	Mar. 31, 2012 Transportation equipment JPY (¥)	Mar. 31, 2011 Transportation equipment JPY (¥)	Mar. 31, 2012 Measuring and information-related equipment USD ($)	Mar. 31, 2012 Measuring and information-related equipment JPY (¥)	Mar. 31, 2011 Measuring and information-related equipment JPY (¥)	Mar. 31, 2012 Real Estate USD ($)	Mar. 31, 2012 Real Estate JPY (¥)	Mar. 31, 2011 Real Estate JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2011 Other JPY (¥)
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	$ 20,597	¥ 1,692,862	¥ 1,657,367	$ 7,599	¥ 624,567	¥ 624,958	$ 2,328	¥ 191,313	¥ 176,304	$ 10,444	¥ 858,413	¥ 836,953	$ 226	¥ 18,569	¥ 19,152
Accumulated depreciation	(4,925)	(404,818)	(402,697)
Net	15,672	1,288,044	1,254,670
Accrued rental receivables	267	21,954	15,625
Investment in Operating Leases	$ 15,939	¥ 1,309,998	¥ 1,270,295

Investment in Operating Leases - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Maximum
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets other than real estate	$ 179	¥ 14,721	¥ 9,968	¥ 7,552
Operating lease contracts, non- cancelable lease terms					25 years

Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Leases (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Operating Leases [Line Items]
Depreciation expenses	$ 1,667	¥ 137,019	¥ 134,791	¥ 137,386
Various expenses	637	52,314	51,949	52,188
Costs of operating leases	$ 2,304	¥ 189,333	¥ 186,740	¥ 189,574

Minimum Future Rentals Receivable on Non-Cancelable Operating Leases (Detail) (Operating Leases) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Operating Leases [Line Items]
2013	$ 1,800	¥ 147,965
2014	1,146	94,188
2015	772	63,453
2016	485	39,878
2017	294	24,136
Thereafter	533	43,765
Total	$ 5,030	¥ 413,385

Composition of Installment Loans By Domicile and Type of Borrower (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Purchased loans USD ($)		Mar. 31, 2012 Purchased loans JPY (¥)		Mar. 31, 2011 Purchased loans JPY (¥)		Mar. 31, 2012 Japan Consumer Housing loans USD ($)	Mar. 31, 2012 Japan Consumer Housing loans JPY (¥)	Mar. 31, 2011 Japan Consumer Housing loans JPY (¥)	Mar. 31, 2012 Japan Consumer - Other USD ($)	Mar. 31, 2012 Japan Consumer - Other JPY (¥)	Mar. 31, 2011 Japan Consumer - Other JPY (¥)	Mar. 31, 2012 Japan Consumer Loan USD ($)	Mar. 31, 2012 Japan Consumer Loan JPY (¥)	Mar. 31, 2011 Japan Consumer Loan JPY (¥)	Mar. 31, 2012 Japan Corporate Real Estate Companies Loans USD ($)	Mar. 31, 2012 Japan Corporate Real Estate Companies Loans JPY (¥)	Mar. 31, 2011 Japan Corporate Real Estate Companies Loans JPY (¥)	Mar. 31, 2012 Japan Corporate-non recourse loans USD ($)	Mar. 31, 2012 Japan Corporate-non recourse loans JPY (¥)	Mar. 31, 2011 Japan Corporate-non recourse loans JPY (¥)	Mar. 31, 2012 Japan Corporate Commercial, industrial and other companies USD ($)	Mar. 31, 2012 Japan Corporate Commercial, industrial and other companies JPY (¥)	Mar. 31, 2011 Japan Corporate Commercial, industrial and other companies JPY (¥)	Mar. 31, 2012 Japan Corporate Loans USD ($)	Mar. 31, 2012 Japan Corporate Loans JPY (¥)	Mar. 31, 2011 Japan Corporate Loans JPY (¥)	Mar. 31, 2012 Overseas USD ($)	Mar. 31, 2012 Overseas JPY (¥)	Mar. 31, 2011 Overseas JPY (¥)	Mar. 31, 2012 Overseas Non-recourse Loans USD ($)	Mar. 31, 2012 Overseas Non-recourse Loans JPY (¥)	Mar. 31, 2011 Overseas Non-recourse Loans JPY (¥)	Mar. 31, 2012 Overseas Other USD ($)	Mar. 31, 2012 Overseas Other JPY (¥)	Mar. 31, 2011 Overseas Other JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment Loans	$ 33,701	¥ 2,769,898	¥ 2,983,164	$ 1,187	[1]	¥ 97,559	[1]	¥ 111,335	[1]	$ 10,522	¥ 864,764	¥ 823,974	$ 168	¥ 13,826	¥ 14,317	$ 10,690	¥ 878,590	¥ 838,291	$ 3,620	¥ 297,562	¥ 345,078	$ 2,761	¥ 226,887	¥ 303,640	$ 6,125	¥ 503,454	¥ 513,853	$ 12,506	¥ 1,027,903	¥ 1,162,571	$ 9,318	¥ 765,846	¥ 870,967	$ 6,684	¥ 549,326	¥ 648,933	$ 2,634	¥ 216,520	¥ 222,034

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").

Contractual Maturities of Installment Loans Except Purchased Loans (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
2013	$ 10,271	¥ 844,162
2014	5,295	435,229
2015	3,439	282,690
2016	2,615	214,919
2017	1,511	124,199
Thereafter	9,383	771,140
Total	$ 32,514	¥ 2,672,339

Installment Loans - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Purchased loans USD ($)		Mar. 31, 2012 Purchased loans JPY (¥)		Mar. 31, 2011 Purchased loans JPY (¥)		Mar. 31, 2012 Purchased loans Impaired Financing Receivable with Related Allowance USD ($)	Mar. 31, 2012 Purchased loans Impaired Financing Receivable with Related Allowance JPY (¥)	Mar. 31, 2011 Purchased loans Impaired Financing Receivable with Related Allowance JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income on loans	$ 1,615	¥ 132,719	¥ 152,242	¥ 114,729
Loans held for sale in installment loans	245	20,145	13,718
Loans held for sale measured at fair value	236	19,397
Installment Loans	33,701	2,769,898	2,983,164		1,187	[1]	97,559	[1]	111,335	[1]
Fair value at the acquisition date of purchased loans acquired during the period					139		11,428		7,449
Purchased loans for which valuation allowances were provided											$ 425	¥ 34,907	¥ 36,685

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").

Changes in Allowance for Uncollectible Accounts Relating to Purchased Loans (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2012 Purchased loans USD ($)		Mar. 31, 2012 Purchased loans JPY (¥)		Mar. 31, 2011 Purchased loans JPY (¥)		Mar. 31, 2010 Purchased loans JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 1,875		¥ 154,150		$ 212		¥ 17,455		¥ 12,421		¥ 9,520
Provision charged to income	234		19,215		39		3,188		5,261		3,481
Charge-offs	(470)		(38,610)		(10)		(793)		(230)		(609)
Other	(6)	[1]	(518)	[1]	0	[2]	(25)	[2]	3	[2]	29	[2]
Ending Balance	$ 1,662		¥ 136,588		$ 241		¥ 19,825		¥ 17,455		¥ 12,421

[1]	Other includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of subsidiaries.
[2]	Other includes foreign currency translation adjustments.

Changes in Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2012 Direct Financing Leases and Probable Loan Losses USD ($)		Mar. 31, 2012 Direct Financing Leases and Probable Loan Losses JPY (¥)		Mar. 31, 2011 Direct Financing Leases and Probable Loan Losses JPY (¥)		Mar. 31, 2010 Direct Financing Leases and Probable Loan Losses JPY (¥)		Mar. 31, 2011 Direct Financing Leases and Probable Loan Losses Restatement Adjustment USD ($)	Mar. 31, 2011 Direct Financing Leases and Probable Loan Losses Restatement Adjustment JPY (¥)	Mar. 31, 2010 Direct Financing Leases and Probable Loan Losses Restatement Adjustment JPY (¥)	Mar. 31, 2009 Direct Financing Leases and Probable Loan Losses Restatement Adjustment JPY (¥)	Mar. 31, 2011 Direct Financing Leases and Probable Loan Losses Restatement Adjustment Adjustments for New Accounting Pronouncement USD ($)		Mar. 31, 2011 Direct Financing Leases and Probable Loan Losses Restatement Adjustment Adjustments for New Accounting Pronouncement JPY (¥)		Mar. 31, 2010 Direct Financing Leases and Probable Loan Losses Restatement Adjustment Adjustments for New Accounting Pronouncement JPY (¥)		Mar. 31, 2009 Direct Financing Leases and Probable Loan Losses Restatement Adjustment Adjustments for New Accounting Pronouncement JPY (¥)
Beginning balance	$ 1,875		¥ 154,150		$ 1,875		¥ 154,150		¥ 157,523		¥ 158,544		$ 1,875	¥ 154,150	¥ 189,704	¥ 158,544	$ 0	[1]	¥ 0	[1]	¥ 32,181	[1]	¥ 0	[1]
Provision charged to income	234		19,215		234		19,215		31,103		71,525
Charge-offs	(470)		(38,610)		(470)		(38,610)		(61,829)		(60,412)
Recoveries	29		2,351		29		2,351		175		2,615
Other	(6)	[2]	(518)	[2]	(6)	[2]	(518)	[2]	(5,003)	[2]	(14,749)	[2]
Ending Balance	$ 1,662		¥ 136,588		$ 1,662		¥ 136,588		¥ 154,150		¥ 157,523		$ 1,875	¥ 154,150	¥ 189,704	¥ 158,544	$ 0	[1]	¥ 0	[1]	¥ 32,181	[1]	¥ 0	[1]

[1]	This effect results from our application of the new accounting standards for consolidation of VIEs under ASU 2009-16 and ASU 2009-17, effective April 1, 2010.
[2]	Other includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of subsidiaries.

Information about Allowance for Credit Losses (Detail) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Consumer Loan USD ($)		Mar. 31, 2012 Consumer Loan JPY (¥)		Mar. 31, 2011 Consumer Loan JPY (¥)	Mar. 31, 2012 Non-recourse Loans USD ($)		Mar. 31, 2012 Non-recourse Loans JPY (¥)		Mar. 31, 2011 Non-recourse Loans JPY (¥)	Mar. 31, 2012 Other loans USD ($)		Mar. 31, 2012 Other loans JPY (¥)		Mar. 31, 2011 Other loans JPY (¥)	Mar. 31, 2012 Purchased loans USD ($)		Mar. 31, 2012 Purchased loans JPY (¥)		Mar. 31, 2011 Purchased loans JPY (¥)		Mar. 31, 2012 Direct Financing Leases USD ($)		Mar. 31, 2012 Direct Financing Leases JPY (¥)		Mar. 31, 2011 Direct Financing Leases JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 1,875		¥ 154,150			$ 207		¥ 17,096			$ 334		¥ 27,426			$ 864		¥ 70,972			$ 212	[1]	¥ 17,455	[1]			$ 258		¥ 21,201
Provision charged to income	234		19,215			12		947			79		6,509			73		6,003			39	[1]	3,188	[1]			31		2,568
Charge-offs	(470)		(38,610)			(24)		(1,943)			(123)		(10,083)			(230)		(18,928)			(10)	[1]	(793)	[1]			(83)		(6,863)
Recoveries	29		2,351			1		43			0		16			27		2,212			0	[1]	0	[1]			1		80
Other	(6)	[2]	(518)	[2]		0	[2]	(3)	[2]		(4)	[2]	(363)	[2]		0	[2]	7	[2]		0	[1],[2]	(25)	[1],[2]			(2)	[2]	(134)	[2]
Ending Balance	1,662		136,588			196		16,140			286		23,505			734		60,266			241	[1]	19,825	[1]			205		16,852
Allowance for Credit Losses, Individually Evaluated for Impairment	1,112		91,407		97,323	36		3,002		3,016	251		20,657		23,123	607		49,853		55,170	218	[1]	17,895	[1]	16,014	[1]	0		0		0
Allowance for Credit Losses, Not Individually Evaluated for Impairment	550		45,181		56,827	160		13,138		14,080	35		2,848		4,303	127		10,413		15,802	23	[1]	1,930	[1]	1,441	[1]	205		16,852		21,201
Financing receivables, Ending Balance	44,417		3,650,639		3,800,299	10,725		881,483		840,419	9,435		775,465		952,573	12,109		995,246		1,065,119	1,187	[1]	97,559	[1]	111,335	[1]	10,961		900,886		830,853
Financing receivables, Individually Evaluated for Impairment	3,574		293,774		312,031	110		9,021		8,312	1,009		82,957		73,029	2,030		166,889		194,005	425	[1]	34,907	[1]	36,685	[1]	0		0		0
Financing receivables, Not Individually Evaluated for Impairment	$ 40,843		¥ 3,356,865		¥ 3,488,268	$ 10,615		¥ 872,462		¥ 832,107	$ 8,426		¥ 692,508		¥ 879,544	$ 10,079		¥ 828,357		¥ 871,114	$ 762	[1]	¥ 62,652	[1]	¥ 74,650	[1]	$ 10,961		¥ 900,886		¥ 830,853

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").
[2]	Other includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of subsidiaries.

Information about Impaired Loans (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Consumer Housing loans USD ($)	Mar. 31, 2012 Consumer Housing loans JPY (¥)	Mar. 31, 2011 Consumer Housing loans JPY (¥)	Mar. 31, 2012 Consumer - Other USD ($)	Mar. 31, 2012 Consumer - Other JPY (¥)	Mar. 31, 2011 Consumer - Other JPY (¥)	Mar. 31, 2012 Corporate Loans USD ($)	Mar. 31, 2012 Corporate Loans JPY (¥)	Mar. 31, 2011 Corporate Loans JPY (¥)	Mar. 31, 2012 Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Non-recourse Loans Japan JPY (¥)	Mar. 31, 2011 Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Non-recourse Loans United States USD ($)	Mar. 31, 2012 Non-recourse Loans United States JPY (¥)	Mar. 31, 2011 Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Real estate companies USD ($)	Mar. 31, 2012 Real estate companies JPY (¥)	Mar. 31, 2011 Real estate companies JPY (¥)	Mar. 31, 2012 Other-Entertainment industry USD ($)	Mar. 31, 2012 Other-Entertainment industry JPY (¥)	Mar. 31, 2011 Other-Entertainment industry JPY (¥)	Mar. 31, 2012 Other - Other USD ($)	Mar. 31, 2012 Other - Other JPY (¥)	Mar. 31, 2011 Other - Other JPY (¥)	Mar. 31, 2012 Purchased loans USD ($)	Mar. 31, 2012 Purchased loans JPY (¥)	Mar. 31, 2011 Purchased loans JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance USD ($)		Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance JPY (¥)		Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance JPY (¥)		Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Consumer Housing loans USD ($)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Consumer Housing loans JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Consumer Housing loans JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Consumer - Other USD ($)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Consumer - Other JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Consumer - Other JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Corporate Loans USD ($)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Corporate Loans JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Corporate Loans JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Non-recourse Loans Japan JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Non-recourse Loans United States USD ($)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Non-recourse Loans United States JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Real estate companies USD ($)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Real estate companies JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Real estate companies JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Other-Entertainment industry USD ($)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Other-Entertainment industry JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Other-Entertainment industry JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Other - Other USD ($)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Other - Other JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Other - Other JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Purchased loans USD ($)	Mar. 31, 2012 Impaired Financing Receivable with No Related Allowance Purchased loans JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with No Related Allowance Purchased loans JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance USD ($)		Mar. 31, 2012 Impaired Financing Receivable with Related Allowance JPY (¥)		Mar. 31, 2011 Impaired Financing Receivable with Related Allowance JPY (¥)		Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Consumer Housing loans USD ($)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Consumer Housing loans JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Consumer Housing loans JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Consumer - Other USD ($)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Consumer - Other JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Consumer - Other JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Corporate Loans USD ($)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Corporate Loans JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Corporate Loans JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Non-recourse Loans Japan JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Non-recourse Loans United States USD ($)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Non-recourse Loans United States JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Real estate companies USD ($)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Real estate companies JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Real estate companies JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Other-Entertainment industry USD ($)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Other-Entertainment industry JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Other-Entertainment industry JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Other - Other USD ($)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Other - Other JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Other - Other JPY (¥)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Purchased loans USD ($)	Mar. 31, 2012 Impaired Financing Receivable with Related Allowance Purchased loans JPY (¥)	Mar. 31, 2011 Impaired Financing Receivable with Related Allowance Purchased loans JPY (¥)
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	$ 3,574	¥ 293,774	¥ 312,031	$ 109	¥ 9,021	¥ 8,312	$ 0	¥ 0	¥ 0	$ 3,040	¥ 249,846	¥ 267,034	$ 537	¥ 44,148	¥ 21,418	$ 472	¥ 38,809	¥ 51,611	$ 901	¥ 74,008	¥ 93,607	$ 265	¥ 21,760	¥ 29,597	$ 865	¥ 71,121	¥ 70,801	$ 425	¥ 34,907	¥ 36,685	$ 910	[1]	¥ 74,836	[1]	¥ 68,282	[1]	$ 17	¥ 1,438	¥ 2,259	$ 0	¥ 0	¥ 0	$ 893	¥ 73,398	¥ 66,023	$ 359	¥ 29,471	¥ 9,465	$ 55	¥ 4,565	¥ 4,579	$ 99	¥ 8,120	¥ 14,532	$ 145	¥ 11,893	¥ 17,080	$ 235	¥ 19,349	¥ 20,367	$ 0	¥ 0	¥ 0	$ 2,664	[2]	¥ 218,938	[2]	¥ 243,749	[2]	$ 92	¥ 7,583	¥ 6,053	$ 0	¥ 0	¥ 0	$ 2,147	¥ 176,448	¥ 201,011	$ 178	¥ 14,677	¥ 11,953	$ 417	¥ 34,244	¥ 47,032	$ 802	¥ 65,888	¥ 79,075	$ 120	¥ 9,867	¥ 12,517	$ 630	¥ 51,772	¥ 50,434	$ 425	¥ 34,907	¥ 36,685
Unpaid Principal Balance	3,554	292,141	311,026	109	8,987	8,311	0	0	0	3,020	248,247	266,030	535	44,116	21,338	471	38,715	51,365	895	73,514	93,324	261	21,385	29,517	858	70,517	70,486	425	34,907	36,685	907	[1]	74,581	[1]	68,183	[1]	17	1,421	2,259	0	0	0	890	73,160	65,924	358	29,455	9,443	55	4,565	4,579	99	8,102	14,516	143	11,718	17,031	235	19,320	20,355	0	0	0	2,647	[2]	217,560	[2]	242,843	[2]	92	7,566	6,052	0	0	0	2,130	175,087	200,106	177	14,661	11,895	416	34,150	46,786	796	65,412	78,808	118	9,667	12,486	623	51,197	50,131	425	34,907	36,685
Related Allowance	$ 1,112	¥ 91,407	¥ 97,323	$ 36	¥ 3,002	¥ 3,016	$ 0	¥ 0	¥ 0	$ 858	¥ 70,510	¥ 78,293	$ 68	¥ 5,602	¥ 4,421	$ 183	¥ 15,055	¥ 18,702	$ 318	¥ 26,108	¥ 30,552	$ 39	¥ 3,181	¥ 4,114	$ 250	¥ 20,564	¥ 20,504	$ 218	¥ 17,895	¥ 16,014	$ 0	[1]	¥ 0	[1]	¥ 0	[1]	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 1,112	[2]	¥ 91,407	[2]	¥ 97,323	[2]	$ 36	¥ 3,002	¥ 3,016	$ 0	¥ 0	¥ 0	$ 858	¥ 70,510	¥ 78,293	$ 68	¥ 5,602	¥ 4,421	$ 183	¥ 15,055	¥ 18,702	$ 318	¥ 26,108	¥ 30,552	$ 39	¥ 3,181	¥ 4,114	$ 250	¥ 20,564	¥ 20,504	$ 218	¥ 17,895	¥ 16,014

[1]	"With no related allowance recorded" represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
[2]	"With an allowance recorded" represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

Credit Quality of Financing Receivables and Allowance for Credit losses - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Average recorded investments in impaired loans	$ 3,598	[1]	¥ 295,679	[1]	¥ 368,539	¥ 402,868
Recognition of interest income on impaired loans	58		4,732		4,225	7,875
Interest received in cash on impaired loans	$ 51		¥ 4,180		¥ 3,592	¥ 4,841

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Average Recorded Investments of Impaired Loans and Interest Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Consumer Housing loans USD ($)		Mar. 31, 2012 Consumer Housing loans JPY (¥)		Mar. 31, 2012 Consumer - Other USD ($)		Mar. 31, 2012 Consumer - Other JPY (¥)		Mar. 31, 2012 Corporate Loans USD ($)		Mar. 31, 2012 Corporate Loans JPY (¥)		Mar. 31, 2012 Non-recourse Loans Japan USD ($)		Mar. 31, 2012 Non-recourse Loans Japan JPY (¥)		Mar. 31, 2012 Non-recourse Loans United States USD ($)		Mar. 31, 2012 Non-recourse Loans United States JPY (¥)		Mar. 31, 2012 Real estate companies USD ($)		Mar. 31, 2012 Real estate companies JPY (¥)		Mar. 31, 2012 Other-Entertainment industry USD ($)		Mar. 31, 2012 Other-Entertainment industry JPY (¥)		Mar. 31, 2012 Other - Other USD ($)		Mar. 31, 2012 Other - Other JPY (¥)		Mar. 31, 2012 Purchased loans USD ($)		Mar. 31, 2012 Purchased loans JPY (¥)
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	$ 3,598	[1]	¥ 295,679	[1]	¥ 368,539	¥ 402,868	$ 109	[1]	¥ 8,933	[1]	$ 0	[1]	¥ 0	[1]	$ 3,074	[1]	¥ 252,683	[1]	$ 365	[1]	¥ 30,021	[1]	$ 504	[1]	¥ 41,399	[1]	$ 1,023	[1]	¥ 84,121	[1]	$ 314	[1]	¥ 25,796	[1]	$ 868	[1]	¥ 71,346	[1]	$ 415	[1]	¥ 34,063	[1]
Interest Income on Impaired Loans	58		4,732		4,225	7,875	3		226		0		0		55		4,506		4		367		10		794		15		1,243		9		724		17		1,378		0		0
Interest on Impaired Loans Collected in Cash	$ 51		¥ 4,180		¥ 3,592	¥ 4,841	$ 3		¥ 204		$ 0		¥ 0		$ 48		¥ 3,976		$ 4		¥ 311		$ 8		¥ 695		$ 13		¥ 1,102		$ 9		¥ 711		$ 14		¥ 1,157		$ 0		¥ 0

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Information about Credit Quality Indicators (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Consumer Housing loans USD ($)	Mar. 31, 2012 Consumer Housing loans JPY (¥)	Mar. 31, 2011 Consumer Housing loans JPY (¥)	Mar. 31, 2012 Consumer - Other USD ($)	Mar. 31, 2012 Consumer - Other JPY (¥)	Mar. 31, 2011 Consumer - Other JPY (¥)	Mar. 31, 2012 Corporate Loans USD ($)	Mar. 31, 2012 Corporate Loans JPY (¥)	Mar. 31, 2011 Corporate Loans JPY (¥)	Mar. 31, 2012 Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Non-recourse Loans Japan JPY (¥)	Mar. 31, 2011 Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Non-recourse Loans United States USD ($)	Mar. 31, 2012 Non-recourse Loans United States JPY (¥)	Mar. 31, 2011 Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Real estate companies USD ($)	Mar. 31, 2012 Real estate companies JPY (¥)	Mar. 31, 2011 Real estate companies JPY (¥)	Mar. 31, 2012 Other-Entertainment industry USD ($)	Mar. 31, 2012 Other-Entertainment industry JPY (¥)	Mar. 31, 2011 Other-Entertainment industry JPY (¥)	Mar. 31, 2012 Other - Other USD ($)	Mar. 31, 2012 Other - Other JPY (¥)	Mar. 31, 2011 Other - Other JPY (¥)	Mar. 31, 2012 Purchased loans USD ($)	Mar. 31, 2012 Purchased loans JPY (¥)	Mar. 31, 2011 Purchased loans JPY (¥)	Mar. 31, 2012 Direct Financing Leases Japan USD ($)	Mar. 31, 2012 Direct Financing Leases Japan JPY (¥)	Mar. 31, 2011 Direct Financing Leases Japan JPY (¥)	Mar. 31, 2012 Direct Financing Leases Overseas USD ($)	Mar. 31, 2012 Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2011 Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2012 Performing USD ($)	Mar. 31, 2012 Performing JPY (¥)	Mar. 31, 2011 Performing JPY (¥)	Mar. 31, 2012 Performing Consumer Housing loans USD ($)	Mar. 31, 2012 Performing Consumer Housing loans JPY (¥)	Mar. 31, 2011 Performing Consumer Housing loans JPY (¥)	Mar. 31, 2012 Performing Consumer - Other USD ($)	Mar. 31, 2012 Performing Consumer - Other JPY (¥)	Mar. 31, 2011 Performing Consumer - Other JPY (¥)	Mar. 31, 2012 Performing Corporate Loans USD ($)	Mar. 31, 2012 Performing Corporate Loans JPY (¥)	Mar. 31, 2011 Performing Corporate Loans JPY (¥)	Mar. 31, 2012 Performing Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Performing Non-recourse Loans Japan JPY (¥)	Mar. 31, 2011 Performing Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Performing Non-recourse Loans United States USD ($)	Mar. 31, 2012 Performing Non-recourse Loans United States JPY (¥)	Mar. 31, 2011 Performing Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Performing Real estate companies USD ($)	Mar. 31, 2012 Performing Real estate companies JPY (¥)	Mar. 31, 2011 Performing Real estate companies JPY (¥)	Mar. 31, 2012 Performing Other-Entertainment industry USD ($)	Mar. 31, 2012 Performing Other-Entertainment industry JPY (¥)	Mar. 31, 2011 Performing Other-Entertainment industry JPY (¥)	Mar. 31, 2012 Performing Other - Other USD ($)	Mar. 31, 2012 Performing Other - Other JPY (¥)	Mar. 31, 2011 Performing Other - Other JPY (¥)	Mar. 31, 2012 Performing Purchased loans USD ($)	Mar. 31, 2012 Performing Purchased loans JPY (¥)	Mar. 31, 2011 Performing Purchased loans JPY (¥)	Mar. 31, 2012 Performing Direct Financing Leases Japan USD ($)	Mar. 31, 2012 Performing Direct Financing Leases Japan JPY (¥)	Mar. 31, 2011 Performing Direct Financing Leases Japan JPY (¥)	Mar. 31, 2012 Performing Direct Financing Leases Overseas USD ($)	Mar. 31, 2012 Performing Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2011 Performing Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Consumer Housing loans USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Consumer Housing loans JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Consumer Housing loans JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Consumer - Other USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Consumer - Other JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Consumer - Other JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Corporate Loans USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Corporate Loans JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Corporate Loans JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Non-recourse Loans Japan JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Non-recourse Loans United States USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Non-recourse Loans United States JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Real estate companies USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Real estate companies JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Real estate companies JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Other-Entertainment industry USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Other-Entertainment industry JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Other-Entertainment industry JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Other - Other USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Other - Other JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Other - Other JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Purchased loans USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Purchased loans JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Purchased loans JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Direct Financing Leases Japan USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Direct Financing Leases Japan JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Direct Financing Leases Japan JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Direct Financing Leases Overseas USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Consumer Housing loans USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Consumer Housing loans JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Consumer Housing loans JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Consumer - Other USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Consumer - Other JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Consumer - Other JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Corporate Loans USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Corporate Loans JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Corporate Loans JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Non-recourse Loans Japan JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Non-recourse Loans United States USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Non-recourse Loans United States JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Real estate companies USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Real estate companies JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Real estate companies JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Other-Entertainment industry USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Other-Entertainment industry JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Other-Entertainment industry JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Other - Other USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Other - Other JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Other - Other JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Purchased loans USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Purchased loans JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Purchased loans JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Direct Financing Leases Japan USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Direct Financing Leases Japan JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Direct Financing Leases Japan JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Direct Financing Leases Overseas USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2012 Nonperforming USD ($)	Mar. 31, 2012 Nonperforming JPY (¥)	Mar. 31, 2011 Nonperforming JPY (¥)	Mar. 31, 2012 Nonperforming Consumer Housing loans USD ($)	Mar. 31, 2012 Nonperforming Consumer Housing loans JPY (¥)	Mar. 31, 2011 Nonperforming Consumer Housing loans JPY (¥)	Mar. 31, 2012 Nonperforming Consumer - Other USD ($)	Mar. 31, 2012 Nonperforming Consumer - Other JPY (¥)	Mar. 31, 2011 Nonperforming Consumer - Other JPY (¥)	Mar. 31, 2012 Nonperforming Corporate Loans USD ($)	Mar. 31, 2012 Nonperforming Corporate Loans JPY (¥)	Mar. 31, 2011 Nonperforming Corporate Loans JPY (¥)	Mar. 31, 2012 Nonperforming Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Nonperforming Non-recourse Loans Japan JPY (¥)	Mar. 31, 2011 Nonperforming Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Nonperforming Non-recourse Loans United States USD ($)	Mar. 31, 2012 Nonperforming Non-recourse Loans United States JPY (¥)	Mar. 31, 2011 Nonperforming Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Nonperforming Real estate companies USD ($)	Mar. 31, 2012 Nonperforming Real estate companies JPY (¥)	Mar. 31, 2011 Nonperforming Real estate companies JPY (¥)	Mar. 31, 2012 Nonperforming Other-Entertainment industry USD ($)	Mar. 31, 2012 Nonperforming Other-Entertainment industry JPY (¥)	Mar. 31, 2011 Nonperforming Other-Entertainment industry JPY (¥)	Mar. 31, 2012 Nonperforming Other - Other USD ($)	Mar. 31, 2012 Nonperforming Other - Other JPY (¥)	Mar. 31, 2011 Nonperforming Other - Other JPY (¥)	Mar. 31, 2012 Nonperforming Purchased loans USD ($)	Mar. 31, 2012 Nonperforming Purchased loans JPY (¥)	Mar. 31, 2011 Nonperforming Purchased loans JPY (¥)	Mar. 31, 2012 Nonperforming Direct Financing Leases Japan USD ($)	Mar. 31, 2012 Nonperforming Direct Financing Leases Japan JPY (¥)	Mar. 31, 2011 Nonperforming Direct Financing Leases Japan JPY (¥)	Mar. 31, 2012 Nonperforming Direct Financing Leases Overseas USD ($)	Mar. 31, 2012 Nonperforming Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2011 Nonperforming Direct Financing Leases Overseas JPY (¥)
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	$ 44,417	¥ 3,650,639	¥ 3,800,299	$ 10,548	¥ 866,927	¥ 825,478	$ 177	¥ 14,556	¥ 14,941	$ 21,544	¥ 1,770,711	¥ 2,017,692	$ 2,751	¥ 226,139	¥ 303,640	$ 6,684	¥ 549,326	¥ 648,933	$ 4,153	¥ 341,302	¥ 386,214	$ 1,670	¥ 137,244	¥ 145,473	$ 6,286	¥ 516,700	¥ 533,432	$ 1,187	¥ 97,559	¥ 111,335	$ 8,184	¥ 672,683	¥ 642,827	$ 2,777	¥ 228,203	¥ 188,026	$ 40,526	¥ 3,330,820	¥ 3,455,444	$ 10,334	¥ 849,303	¥ 807,194	$ 177	¥ 14,555	¥ 14,876	$ 18,504	¥ 1,520,865	¥ 1,750,658	$ 2,214	¥ 181,991	¥ 282,222	$ 6,212	¥ 510,517	¥ 597,322	$ 3,252	¥ 267,294	¥ 292,607	$ 1,405	¥ 115,484	¥ 115,876	$ 5,421	¥ 445,579	¥ 462,631	$ 762	¥ 62,652	¥ 74,650	$ 8,009	¥ 658,277	¥ 624,919	$ 2,740	¥ 225,168	¥ 183,147	$ 3,574	¥ 293,774	¥ 312,031	$ 109	¥ 9,021	¥ 8,312	$ 0	¥ 0	¥ 0	$ 3,040	¥ 249,846	¥ 267,034	$ 537	¥ 44,148	¥ 21,418	$ 472	¥ 38,809	¥ 51,611	$ 901	¥ 74,008	¥ 93,607	$ 265	¥ 21,760	¥ 29,597	$ 865	¥ 71,121	¥ 70,801	$ 425	¥ 34,907	¥ 36,685	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 317	¥ 26,045	¥ 32,824	$ 105	¥ 8,603	¥ 9,972	$ 0	¥ 1	¥ 65	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 175	¥ 14,406	¥ 17,908	$ 37	¥ 3,035	¥ 4,879	$ 3,891	¥ 319,819	¥ 344,855	$ 215	¥ 17,624	¥ 18,284	$ 0	¥ 1	¥ 65	$ 3,040	¥ 249,846	¥ 267,034	$ 537	¥ 44,148	¥ 21,418	$ 472	¥ 38,809	¥ 51,611	$ 901	¥ 74,008	¥ 93,607	$ 265	¥ 21,760	¥ 29,597	$ 865	¥ 71,121	¥ 70,801	$ 425	¥ 34,907	¥ 36,685	$ 175	¥ 14,406	¥ 17,908	$ 37	¥ 3,035	¥ 4,879

Information about Nonaccrual and Past Due Financing Receivables (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Consumer Housing loans USD ($)	Mar. 31, 2012 Consumer Housing loans JPY (¥)	Mar. 31, 2011 Consumer Housing loans JPY (¥)	Mar. 31, 2012 Consumer - Other USD ($)	Mar. 31, 2012 Consumer - Other JPY (¥)	Mar. 31, 2011 Consumer - Other JPY (¥)	Mar. 31, 2012 Corporate Loans USD ($)	Mar. 31, 2012 Corporate Loans JPY (¥)	Mar. 31, 2011 Corporate Loans JPY (¥)	Mar. 31, 2012 Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Non-recourse Loans Japan JPY (¥)	Mar. 31, 2011 Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Non-recourse Loans United States USD ($)	Mar. 31, 2012 Non-recourse Loans United States JPY (¥)	Mar. 31, 2011 Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Real estate companies USD ($)	Mar. 31, 2012 Real estate companies JPY (¥)	Mar. 31, 2011 Real estate companies JPY (¥)	Mar. 31, 2012 Other-Entertainment industry USD ($)	Mar. 31, 2012 Other-Entertainment industry JPY (¥)	Mar. 31, 2011 Other-Entertainment industry JPY (¥)	Mar. 31, 2012 Other - Other USD ($)	Mar. 31, 2012 Other - Other JPY (¥)	Mar. 31, 2011 Other - Other JPY (¥)	Mar. 31, 2012 Direct Financing Leases Japan USD ($)	Mar. 31, 2012 Direct Financing Leases Japan JPY (¥)	Mar. 31, 2011 Direct Financing Leases Japan JPY (¥)	Mar. 31, 2012 Direct Financing Leases Overseas USD ($)	Mar. 31, 2012 Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2011 Direct Financing Leases Overseas JPY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	$ 1,114	¥ 91,598	¥ 130,053	$ 43	¥ 3,518	¥ 4,119	$ 0	¥ 33	¥ 0	$ 1,014	¥ 83,316	¥ 120,127	$ 125	¥ 10,306	¥ 5,697	$ 864	¥ 71,042	¥ 97,114	$ 10	¥ 809	¥ 4,556	$ 0	¥ 2	¥ 3,093	$ 15	¥ 1,157	¥ 9,667	$ 33	¥ 2,724	¥ 3,307	$ 24	¥ 2,007	¥ 2,500
90 Days or More Past-Due Financing Receivables	1,738	142,921	163,709	157	12,942	15,031	0	1	65	1,369	112,537	125,826	172	14,134	9,925	179	14,689	19,747	521	42,831	54,566	29	2,362	5,487	468	38,521	36,101	175	14,406	17,908	37	3,035	4,879
Total Past Due Financing Receivables	2,852	234,519	293,762	200	16,460	19,150	0	34	65	2,383	195,853	245,953	297	24,440	15,622	1,043	85,731	116,861	531	43,640	59,122	29	2,364	8,580	483	39,678	45,768	208	17,130	21,215	61	5,042	7,379
Total Financing Receivables	43,230	3,553,080	3,688,964	10,548	866,927	825,478	177	14,556	14,941	21,544	1,770,711	2,017,692	2,751	226,139	303,640	6,684	549,326	648,933	4,153	341,302	386,214	1,670	137,244	145,473	6,286	516,700	533,432	8,184	672,683	642,827	2,777	228,203	188,026
Non-Accrual	$ 1,738	¥ 142,921	¥ 163,709	$ 157	¥ 12,942	¥ 15,031	$ 0	¥ 1	¥ 65	$ 1,369	¥ 112,537	¥ 125,826	$ 172	¥ 14,134	¥ 9,925	$ 179	¥ 14,689	¥ 19,747	$ 521	¥ 42,831	¥ 54,566	$ 29	¥ 2,362	¥ 5,487	$ 468	¥ 38,521	¥ 36,101	$ 175	¥ 14,406	¥ 17,908	$ 37	¥ 3,035	¥ 4,879

Information about Troubled Debt Restructurings of Financing Receivables (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Consumer Housing loans USD ($)	Mar. 31, 2012 Consumer Housing loans JPY (¥)	Mar. 31, 2012 Corporate Loans USD ($)	Mar. 31, 2012 Corporate Loans JPY (¥)	Mar. 31, 2012 Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Non-recourse Loans United States USD ($)	Mar. 31, 2012 Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Real estate companies USD ($)	Mar. 31, 2012 Real estate companies JPY (¥)	Mar. 31, 2012 Other - Other USD ($)	Mar. 31, 2012 Other - Other JPY (¥)
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	$ 357	¥ 29,338	$ 23	¥ 1,867	$ 334	¥ 27,471	$ 11	¥ 943	$ 95	¥ 7,783	$ 78	¥ 6,436	$ 150	¥ 12,309
Post-modification Outstanding Recorded Investment	$ 338	¥ 27,802	$ 21	¥ 1,690	$ 317	¥ 26,112	$ 11	¥ 943	$ 91	¥ 7,518	$ 69	¥ 5,636	$ 146	¥ 12,015

Information about Financing Receivables Modified as Troubled Debt Restructurings (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Consumer Housing loans USD ($)	Mar. 31, 2012 Consumer Housing loans JPY (¥)	Mar. 31, 2012 Corporate Loans USD ($)	Mar. 31, 2012 Corporate Loans JPY (¥)	Mar. 31, 2012 Corporate-non recourse loans United States USD ($)	Mar. 31, 2012 Corporate-non recourse loans United States JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)
Financing Receivable, Modifications [Line Items]
Recorded Investment	$ 33	¥ 2,723	$ 5	¥ 392	$ 28	¥ 2,331	$ 5	¥ 409	$ 23	¥ 1,922

Investment in Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Investments [Line Items]
Trading securities	$ 156	¥ 12,817	¥ 71,991
Available-for-sale securities	10,786	886,487	883,410
Held-to-maturity securities	533	43,830	43,695
Other securities	2,485	204,256	176,285
Total	$ 13,960	¥ 1,147,390	¥ 1,175,381

Investment in Securities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($) Investment	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥) Investment	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 CMBS and RMBS in the U.S., and other asset-backed securities USD ($)	Mar. 31, 2012 CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2011 CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	$ 58	¥ 4,730	¥ 2,065	¥ 7,211
Proceeds from sales of available-for-sale securities	3,399	279,367	340,634	181,033
Available-for-sale securities gross realized gains	120	9,882	5,579	7,547
Available-for-sale securities gross realized Losses	12	963	712	640
Write-downs of securities	200	16,470	21,747	23,632
Aggregate carrying amount of other securities accounted for under the cost method	1,027	84,431	67,366
Aggregate carrying amount of other securities not evaluated for impairment	909	74,716	63,590
Non-credit components of other-than-temporary impairments					10	857	392
Approximate number of investment securities in an unrealized loss position	225	225	449
Interest income on investment securities	184	15,169	17,690	20,436
Carrying amount of debt securities acquired with evidence of deterioration of credit quality	71	5,906	7,393
Nominal value of debt securities acquired with evidence of deterioration of credit quality	159	13,125	16,719
Outstanding balance of accretable yield of debt securities acquired with evidence of deterioration of credit quality	$ 49	¥ 4,057	¥ 5,780

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type (Detail)
In Millions, unless otherwise specified	Mar. 31, 2012 Available-for-sale securities USD ($)	Mar. 31, 2012 Available-for-sale securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Japanese and foreign government bond securities USD ($)	Mar. 31, 2012 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Japanese prefectural and foreign municipal bond securities USD ($)	Mar. 31, 2012 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Corporate debt securities USD ($)	Mar. 31, 2012 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)	Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2011 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities USD ($)	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Other debt securities USD ($)	Mar. 31, 2012 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Equity securities USD ($)	Mar. 31, 2012 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2012 Held-to-maturity Securities USD ($)	Mar. 31, 2012 Held-to-maturity Securities JPY (¥)	Mar. 31, 2011 Held-to-maturity Securities JPY (¥)	Mar. 31, 2012 Held-to-maturity Securities Japanese Government Bond Securities USD ($)	Mar. 31, 2012 Held-to-maturity Securities Japanese Government Bond Securities JPY (¥)	Mar. 31, 2011 Held-to-maturity Securities Japanese Government Bond Securities JPY (¥)
Schedule of Investments [Line Items]
Amortized cost	$ 10,488	¥ 861,953	¥ 863,785	$ 2,674	¥ 219,729	¥ 168,818	$ 682	¥ 56,108	¥ 34,907	$ 3,414	¥ 280,540	¥ 292,836	$ 1,704	¥ 140,054	¥ 225,393	$ 1,165	¥ 95,788	¥ 87,898	$ 97	¥ 7,961	¥ 5,518	$ 752	¥ 61,773	¥ 48,415	$ 11,021	¥ 905,783	¥ 907,480	$ 533	¥ 43,830	¥ 43,695
Gross unrealized gains	431	35,446	31,230	14	1,191	696	17	1,358	153	28	2,325	1,287	2	192	46	38	3,078	3,819	5	449	0	327	26,853	25,229	466	38,265	31,642	35	2,819	412
Gross unrealized losses	(133)	(10,912)	(11,605)	0	(5)	(169)	(1)	(107)	(92)	(32)	(2,643)	(2,091)	(13)	(1,094)	(3,125)	(43)	(3,538)	(3,843)	0	0	(12)	(44)	(3,525)	(2,273)	(133)	(10,912)	(11,605)	0	0	0
Fair value	$ 10,786	¥ 886,487	¥ 883,410	$ 2,688	¥ 220,915	¥ 169,345	$ 698	¥ 57,359	¥ 34,968	$ 3,410	¥ 280,222	¥ 292,032	$ 1,693	¥ 139,152	¥ 222,314	$ 1,160	¥ 95,328	¥ 87,874	$ 102	¥ 8,410	¥ 5,506	$ 1,035	¥ 85,101	¥ 71,371	$ 11,354	¥ 933,136	¥ 927,517	$ 568	¥ 46,649	¥ 44,107

Information about Available-for-Sale Securities and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position (Detail) (Available-for-sale securities)
In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Japanese and foreign government bond securities USD ($)	Mar. 31, 2012 Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2011 Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2012 Japanese prefectural and foreign municipal bond securities USD ($)	Mar. 31, 2012 Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2011 Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2012 Corporate debt securities USD ($)	Mar. 31, 2012 Corporate debt securities JPY (¥)	Mar. 31, 2011 Corporate debt securities JPY (¥)	Mar. 31, 2012 Specified bonds issued by SPEs in Japan USD ($)	Mar. 31, 2012 Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2011 Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2012 CMBS and RMBS in the U.S., and other asset-backed securities USD ($)	Mar. 31, 2012 CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2011 CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2012 Other debt securities USD ($)	Mar. 31, 2012 Other debt securities JPY (¥)	Mar. 31, 2011 Other debt securities JPY (¥)	Mar. 31, 2012 Equity securities USD ($)	Mar. 31, 2012 Equity securities JPY (¥)	Mar. 31, 2011 Equity securities JPY (¥)
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	$ 2,259	¥ 185,684	¥ 337,103	$ 912	¥ 74,978	¥ 63,438	$ 138	¥ 11,316	¥ 22,444	$ 287	¥ 23,568	¥ 184,185	$ 391	¥ 32,139	¥ 49,180	$ 360	¥ 29,586	¥ 6,660			¥ 0	$ 171	¥ 14,097	¥ 11,196
Less than 12 months Gross unrealized losses	(38)	(3,109)	(6,680)	0	(5)	(169)	(1)	(107)	(92)	(3)	(208)	(2,071)	(6)	(499)	(2,025)	(2)	(198)	(853)			0	(26)	(2,092)	(1,470)
12 months or more Fair value	941	77,363	83,545	0	0	0	0	0	0	304	24,982	1,980	363	29,826	49,398	138	11,316	24,288			2,988	136	11,239	4,891
12 months or more Gross unrealized losses	(95)	(7,803)	(4,925)	0	0	0	0	0	0	(29)	(2,435)	(20)	(7)	(595)	(1,100)	(41)	(3,340)	(2,990)			(12)	(18)	(1,433)	(803)
Total Fair value	3,200	263,047	420,648	912	74,978	63,438	138	11,316	22,444	591	48,550	186,165	754	61,965	98,578	498	40,902	30,948			2,988	307	25,336	16,087
Total Gross unrealized losses	$ (133)	¥ (10,912)	¥ (11,605)	$ 0	¥ (5)	¥ (169)	$ (1)	¥ (107)	¥ (92)	$ (32)	¥ (2,643)	¥ (2,091)	$ (13)	¥ (1,094)	¥ (3,125)	$ (43)	¥ (3,538)	¥ (3,843)	$ 0	¥ 0	¥ (12)	$ (44)	¥ (3,525)	¥ (2,273)

Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income (Loss) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Gain (Loss) on Investments [Line Items]
Total other-than-temporary impairment losses	$ 208	¥ 17,100	¥ 22,210	¥ 26,055
Portion of loss recognized in other comprehensive income (before taxes)	(8)	(630)	(463)	(2,423)
Net impairment losses recognized in earnings	$ 200	¥ 16,470	¥ 21,747	¥ 23,632

Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning	$ 110		¥ 9,022		¥ 5,016		¥ 906
Reduction to the beginning balance	0	[1]	0	[1]	(1,810)	[1]	0	[1]
Beginning after reduction	110		9,022		3,206		0
Credit loss for which an other-than-temporary impairment was not previously recognized	43		3,524		7,292		3,744
Credit loss for which an other-than-temporary impairment was previously recognized	4		320		736		366
For securities sold or redeemed	(43)		(3,530)		(307)		0
Due to change in intent to sell or requirement to sell	(14)		(1,137)		(1,905)		0
Ending	$ 100		¥ 8,199		¥ 9,022		¥ 5,016

[1]	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC 860 ("Transfers and Servicing")), and Accounting Standards Update 2009-17 (ASC 810 ("Consolidation")) have been deducted from the beginning balance.

Information about Fund Investments (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Hedge Fund USD ($)		Mar. 31, 2012 Hedge Fund JPY (¥)		Mar. 31, 2011 Hedge Fund JPY (¥)		Mar. 31, 2012 Minimum Hedge Fund		Mar. 31, 2012 Maximum Hedge Fund
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fund investments	$ 63	¥ 5,178	¥ 10,023	$ 63	[1]	¥ 5,178	[1]	¥ 10,023	[1]
Redemption Frequency (If Currently Eligible)										Monthly	[1]	Quarterly	[1]
Redemption Notice Period										5 days	[1]	60 days	[1]

[1]	This category includes several hedge funds that seek profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.

Summary of Contractual Maturities of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Available-for-sale securities, amortized cost
Due within one year	$ 3,556	¥ 292,242
Due after one to five years	3,167	260,303
Due after five to ten years	1,634	134,331
Due after ten years	1,379	113,304
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Total	9,736	800,180
Available-for-sale securities, fair value
Due within one year	3,555	292,226
Due after one to five years	3,183	261,582
Due after five to ten years	1,614	132,667
Due after ten years	1,398	114,911
Available-for-sale Securities, Debt Securities, Total	9,750	801,386
Held-to-maturity securities, amortized cost
Due within one year	2	159
Due after one to five years	0	13
Due after ten years	531	43,658
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount	533	43,830
Held-to-maturity securities, fair value
Due within one year	2	159
Due after one to five years	0	13
Due after ten years	566	46,477
Held-to-maturity Securities, Debt Maturities, Fair Value, Total	$ 568	¥ 46,649

Securitization Transaction Accounted for as Sales (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2010
Direct financing leases:
Balance sold	¥ 27,974
Gains (losses) on sales	331
Interests that continue to be held	¥ 23,207

Securitization Transactions - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2010 Interests Continued To Be Held JPY (¥)	Mar. 31, 2010 Installment Loans Interests Continued To Be Held JPY (¥)	Mar. 31, 2010 Investment in securities Interests Continued To Be Held JPY (¥)
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Revenues from interests that continue to be held, included in revenues from direct financing leases	$ 620	¥ 50,934	¥ 51,211	¥ 49,893	¥ 4,744
Revenues from interests that continue to be held, included in interest on loans and investment securities	1,799	147,888	169,932	135,165		1,630	2,378
Servicing assets	140	11,533	11,577
Increase in servicing assets		2,505
Amortization of servicing assets		2,416
Foreign currency translation effects on servicing assets		133
Fair value of servicing assets	$ 168	¥ 13,826	¥ 14,093

Economic Assumptions Used in Measuring Interests that Continue to be Held Related to Securitization Transactions (Detail) (Direct Financing Leases)	12 Months Ended
Mar. 31, 2010
Minimum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Expected credit loss	1.51%
Discount rate	2.33%
Annual prepayment rate	6.24%
Maximum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Expected credit loss	1.55%
Discount rate	4.28%
Annual prepayment rate	6.59%

Cash Flows Received from or Paid to SPEs for All Securitization Activities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2010
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Proceeds from new securitizations	¥ 28,305
Servicing fees received	385
Cash flows received on interests that continue to be held	29,336
Repurchases of ineligible assets	¥ (18,487)

Quantitative Information About Delinquencies, Net Credit Losses, and Components of Financial Assets Sold on Securitization and Other Assets Managed Together (Detail)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Direct Financing Leases USD ($)	Mar. 31, 2012 Direct Financing Leases JPY (¥)	Mar. 31, 2011 Direct Financing Leases JPY (¥)	Mar. 31, 2010 Direct Financing Leases JPY (¥)	Mar. 31, 2012 Installment Loans USD ($)	Mar. 31, 2012 Installment Loans JPY (¥)	Mar. 31, 2011 Installment Loans JPY (¥)	Mar. 31, 2010 Installment Loans JPY (¥)
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	$ 44,662	¥ 3,670,784	¥ 3,814,017		$ 10,961	¥ 900,886	¥ 830,853		$ 33,701	¥ 2,769,898	¥ 2,983,164
Direct financing leases sold on securitization	48	3,969	12,651
Principal amount of assets managed or sold on securitization receivables	44,710	3,674,753	3,826,668
Principal amount of assets managed or sold on securitization receivables more than 90 days past-due and impaired loans	3,891	319,819	344,855		212	17,441	22,787		3,679	302,378	322,068
Direct financing lease sold on securitization	0	0	0
Principal amount of assets managed or sold on securitization receivables more than 90 days past-due and impaired loans	3,891	319,819	344,855
Assets recorded on the balance sheet credit losses	441	36,259	61,654	57,797	82	6,783	7,505	8,744	359	29,476	54,149	49,053
Direct financing lease sold on securitization credit losses	0	0	0	0
Assets managed or sold on securitization net credit losses	$ 441	¥ 36,259	¥ 61,654	¥ 57,797

Variable Interest Entities - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 Variable Interest Entity, Not Primary Beneficiary USD ($)	Mar. 31, 2012 Variable Interest Entity, Not Primary Beneficiary JPY (¥)	Mar. 31, 2011 Variable Interest Entity, Not Primary Beneficiary JPY (¥)	Mar. 31, 2010 Accounting Standards Update 2009-16 And 2009-17 JPY (¥)
Variable Interest Entity [Line Items]
Increase in total assets due to adoption of accounting standards update				¥ 1,147,000,000,000
Increase in total liabilities due to adoption of accounting standards update				1,169,000,000,000
Additional fund contributed to certain non-consolidated VIEs to support their repayment	$ 6,000,000	¥ 497,000,000	¥ 14,613,000,000

Information about Consolidated VIEs (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2012 Liquidating Customer Assets USD ($)		Mar. 31, 2012 Liquidating Customer Assets JPY (¥)		Mar. 31, 2011 Liquidating Customer Assets JPY (¥)		Mar. 31, 2012 Acquisition Of Real Estate And Real Estate Development Projects For Customers USD ($)		Mar. 31, 2012 Acquisition Of Real Estate And Real Estate Development Projects For Customers JPY (¥)		Mar. 31, 2011 Acquisition Of Real Estate And Real Estate Development Projects For Customers JPY (¥)		Mar. 31, 2012 Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business USD ($)		Mar. 31, 2012 Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business JPY (¥)		Mar. 31, 2011 Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business JPY (¥)		Mar. 31, 2012 Corporate Rehabilitation Support Business USD ($)		Mar. 31, 2012 Corporate Rehabilitation Support Business JPY (¥)		Mar. 31, 2011 Corporate Rehabilitation Support Business JPY (¥)		Mar. 31, 2012 Investment in securities USD ($)		Mar. 31, 2012 Investment in securities JPY (¥)		Mar. 31, 2011 Investment in securities JPY (¥)		Mar. 31, 2012 Securitizing Financial Assets USD ($)		Mar. 31, 2012 Securitizing Financial Assets JPY (¥)		Mar. 31, 2011 Securitizing Financial Assets JPY (¥)		Mar. 31, 2012 Securitization Of Commercial Mortgage Loans Originated By Third Parties USD ($)		Mar. 31, 2012 Securitization Of Commercial Mortgage Loans Originated By Third Parties JPY (¥)		Mar. 31, 2011 Securitization Of Commercial Mortgage Loans Originated By Third Parties JPY (¥)		Mar. 31, 2012 Other USD ($)		Mar. 31, 2012 Other JPY (¥)		Mar. 31, 2011 Other JPY (¥)
Variable Interest Entity [Line Items]
Total assets	$ 20,111	[1]	¥ 1,652,917	[1]	¥ 1,793,321	[1]	$ 62	[1]	¥ 5,094	[1]	¥ 5,222	[1]	$ 606	[1]	¥ 49,781	[1]	¥ 16,051	[1]	$ 4,154	[1]	¥ 341,421	[1]	¥ 343,394	[1]	$ 174	[1]	¥ 14,302	[1]	¥ 15,988	[1]	$ 751	[1]	¥ 61,713	[1]	¥ 83,694	[1]	$ 5,662	[1]	¥ 465,376	[1]	¥ 505,421	[1]	$ 6,926	[1]	¥ 569,272	[1]	¥ 669,375	[1]	$ 1,776	[1]	¥ 145,958	[1]	¥ 154,176	[1]
Total Liabilities	13,459	[1]	1,106,185	[1]	1,232,976	[1]	45	[1]	3,719	[1]	3,846	[1]	351	[1]	28,848	[1]	4,493	[1]	1,511	[1]	124,227	[1]	120,908	[1]	2	[1]	205	[1]	142	[1]	86	[1]	7,050	[1]	13,675	[1]	3,696	[1]	303,784	[1]	352,034	[1]	7,005	[1]	575,712	[1]	671,349	[1]	763	[1]	62,640	[1]	66,529	[1]
Assets which are pledged as collateral	17,867	[2]	1,468,528	[2]	1,575,288	[2]	62	[2]	5,094	[2]	5,222	[2]	432	[2]	35,486	[2]	5,660	[2]	2,993	[2]	245,994	[2]	226,319	[2]	0	[2]	0	[2]	0	[2]	223	[2]	18,365	[2]	33,169	[2]	5,662	[2]	465,376	[2]	505,421	[2]	6,926	[2]	569,263	[2]	660,237	[2]	1,569	[2]	128,950	[2]	139,260	[2]
Commitments	$ 69	[3]	¥ 5,702	[3]	¥ 6,707	[3]	$ 0	[3]	¥ 0	[3]	¥ 0	[3]	$ 0	[3]	¥ 0	[3]	¥ 0	[3]	$ 0	[3]	¥ 0	[3]	¥ 1,076	[3]	$ 0	[3]	¥ 0	[3]	¥ 0	[3]	$ 1	[3]	¥ 15	[3]	¥ 1,491	[3]	$ 0	[3]	¥ 0	[3]	¥ 0	[3]	$ 0	[3]	¥ 0	[3]	¥ 0	[3]	$ 68	[3]	¥ 5,687	[3]	¥ 4,140	[3]

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Information about Non Consolidated VIEs (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2012 Liquidating Customer Assets USD ($)		Mar. 31, 2012 Liquidating Customer Assets JPY (¥)		Mar. 31, 2011 Liquidating Customer Assets JPY (¥)		Mar. 31, 2012 Acquisition Of Real Estate And Real Estate Development Projects For Customers USD ($)		Mar. 31, 2012 Acquisition Of Real Estate And Real Estate Development Projects For Customers JPY (¥)		Mar. 31, 2011 Acquisition Of Real Estate And Real Estate Development Projects For Customers JPY (¥)		Mar. 31, 2012 Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business USD ($)		Mar. 31, 2012 Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business JPY (¥)		Mar. 31, 2011 Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business JPY (¥)		Mar. 31, 2012 Corporate Rehabilitation Support Business USD ($)		Mar. 31, 2012 Corporate Rehabilitation Support Business JPY (¥)		Mar. 31, 2011 Corporate Rehabilitation Support Business JPY (¥)		Mar. 31, 2012 Investment in securities USD ($)		Mar. 31, 2012 Investment in securities JPY (¥)		Mar. 31, 2011 Investment in securities JPY (¥)		Mar. 31, 2012 Securitizing Financial Assets USD ($)		Mar. 31, 2012 Securitizing Financial Assets JPY (¥)		Mar. 31, 2011 Securitizing Financial Assets JPY (¥)		Mar. 31, 2012 Securitization Of Commercial Mortgage Loans Originated By Third Parties USD ($)		Mar. 31, 2012 Securitization Of Commercial Mortgage Loans Originated By Third Parties JPY (¥)		Mar. 31, 2011 Securitization Of Commercial Mortgage Loans Originated By Third Parties JPY (¥)		Mar. 31, 2012 Other USD ($)		Mar. 31, 2012 Other JPY (¥)		Mar. 31, 2011 Other JPY (¥)
Variable Interest Entity [Line Items]
Total assets	$ 56,243		¥ 4,622,635		¥ 4,918,774		$ 648		¥ 53,300		¥ 66,710		$ 11,668		¥ 958,965		¥ 1,090,147		$ 0		¥ 0		¥ 0		$ 0		¥ 0		¥ 0		$ 15,698		¥ 1,290,243		¥ 1,143,069		$ 0		¥ 0		¥ 0		$ 27,714		¥ 2,277,844		¥ 2,535,037		$ 515		¥ 42,283		¥ 83,811
Specified bonds and non-recourse loans	1,687		138,668		180,150		104		8,542		1,073		1,530		125,746		174,380		0		0		0		0		0		0		0		0		0		0		0		0		0		0		4,000		53		4,380		697
Investments	1,642		134,937		110,803		53		4,326		6,979		720		59,144		52,850		0		0		0		0		0		0		297		24,371		22,349		0		0		0		533		43,792		25,493		39		3,304		3,132
Maximum exposure to loss	$ 3,986	[1]	¥ 327,646	[1]	¥ 341,581	[1]	$ 157	[1]	¥ 12,868	[1]	¥ 8,052	[1]	$ 2,734	[1]	¥ 224,707	[1]	¥ 260,935	[1]	$ 0	[1]	¥ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	¥ 0	[1]	$ 462	[1]	¥ 37,960	[1]	¥ 37,287	[1]	$ 0	[1]	¥ 0	[1]	¥ 0	[1]	$ 541	[1]	¥ 44,427	[1]	¥ 31,478	[1]	$ 92	[1]	¥ 7,684	[1]	¥ 3,829	[1]

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Investment in Affiliates (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Investments in and Advances to Affiliates [Line Items]
Shares	$ 3,604	¥ 296,228	¥ 311,556
Loans	432	35,489	61,820
Investment in affiliates	$ 4,036	¥ 331,717	¥ 373,376

Investment in Affiliates - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended								12 Months Ended												12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2010 Fuji Fire And Marine Insurance Company Limited JPY (¥)	Mar. 31, 2010 ORIX Credit JPY (¥)	Mar. 31, 2012 ORIX Credit	Mar. 31, 2011 ORIX Credit	Mar. 31, 2010 ORIX Credit Change During Period, Fair Value Disclosure JPY (¥)	Mar. 31, 2012 Monex Group USD ($)	Mar. 31, 2012 Monex Group JPY (¥)	Mar. 31, 2011 Monex Group JPY (¥)	Mar. 31, 2010 Monex Group JPY (¥)	Mar. 31, 2012 ORIX JREIT Inc. USD ($)	Mar. 31, 2012 ORIX JREIT Inc. JPY (¥)	Mar. 31, 2011 ORIX JREIT Inc. JPY (¥)	Mar. 31, 2010 ORIX JREIT Inc. JPY (¥)	Mar. 31, 2010 DAIKYO JPY (¥)	Mar. 31, 2012 DAIKYO	Mar. 31, 2011 DAIKYO	Mar. 31, 2010 Certain investment in affiliates JPY (¥)
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, aggregate investment	$ 591	¥ 48,569	¥ 53,851
Investment in affiliates, market value	708	58,213	54,237
Investment in affiliates, dividends received	105	8,653	2,875	1,702
Investment in affiliates, excess of cost over the underlying equity at acquisition dates	205	16,884	32,187
Asset management fee paid														21	1,691	1,555	1,572
Gains on the sales office buildings	27	2,215	5,103	6,841										12	989	3,905	3,564
Gains on life insurance premium and related investment income	1,561	128,307	118,315	115,438										24	1,995
Loss on change in fair value of an investment that is measured at fair value by the election of fair value option under ASC 825-10																					6,954
Gains (losses) on sales of stock by subsidiaries and affiliates				2,724		3,571			3,430				9,337
Ownership interest transferred						51.00%
Investment in affiliates, percentage of ownership						49.00%	49.00%	49.00%		22.00%	22.00%	21.00%	22.00%					31.00%	31.00%	31.00%
Investment in affiliates	3,604	296,228	311,556			123,590
Loans to affiliate	432	35,489	61,820			96,680
Sales of stock by subsidiaries or affiliates, number of shares issued					156,976,000							140,000						99,950,000
Sales of stock by subsidiaries or affiliates, price per share					¥ 86							¥ 22,765						¥ 182
Sales of stock by subsidiaries or affiliates, value of shares issued					13,500							3,187						18,216
Sales of stock by subsidiaries or affiliates, percentage of ownership before the transaction					20.00%					21.00%	21.00%	22.00%						41.00%
Sales of stock by subsidiaries or affiliates, percentage of ownership after the transaction					15.00%					22.00%	22.00%	21.00%						31.00%
Adjustment to the carrying amount of investments				121,375	1,839							710						3,789
Shares issued for acquisiton of Boom Group												65,685
Impairment losses recognized										$ 155	¥ 12,713

Combined and Condensed Information Related to Affiliates (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Operations:
Total revenues	$ 11,505	¥ 945,635	¥ 850,947	¥ 1,093,173
Income before income taxes	903	74,223	108,175	139,067
Net income	632	51,940	92,763	89,368
Financial position:
Total assets	55,500	4,561,537	4,237,580	3,983,524
Total liabilities	42,682	3,508,038	3,174,222	2,968,953
Total equity	$ 12,818	¥ 1,053,499	¥ 1,063,358	¥ 1,014,571

Changes in Goodwill by Reportable Segment (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2012 Corporate Financial Services USD ($)		Mar. 31, 2012 Corporate Financial Services JPY (¥)		Mar. 31, 2011 Corporate Financial Services JPY (¥)		Mar. 31, 2010 Corporate Financial Services JPY (¥)		Mar. 31, 2012 Maintenance Leasing USD ($)		Mar. 31, 2012 Maintenance Leasing JPY (¥)		Mar. 31, 2011 Maintenance Leasing JPY (¥)		Mar. 31, 2010 Maintenance Leasing JPY (¥)		Mar. 31, 2012 Real Estate USD ($)		Mar. 31, 2012 Real Estate JPY (¥)		Mar. 31, 2011 Real Estate JPY (¥)		Mar. 31, 2010 Real Estate JPY (¥)		Mar. 31, 2012 Investment and Operation USD ($)		Mar. 31, 2012 Investment and Operation JPY (¥)		Mar. 31, 2011 Investment and Operation JPY (¥)		Mar. 31, 2010 Investment and Operation JPY (¥)		Mar. 31, 2012 Retail USD ($)		Mar. 31, 2012 Retail JPY (¥)		Mar. 31, 2011 Retail JPY (¥)		Mar. 31, 2010 Retail JPY (¥)		Mar. 31, 2012 Overseas USD ($)		Mar. 31, 2012 Overseas JPY (¥)		Mar. 31, 2011 Overseas JPY (¥)		Mar. 31, 2010 Overseas JPY (¥)
Goodwill [Line Items]
Goodwill	$ 1,185		¥ 97,397		¥ 76,484		¥ 80,834		$ 7		¥ 547		¥ 1,202		¥ 1,029		$ 3		¥ 282		¥ 282		¥ 282		$ 232		¥ 19,047		¥ 18,536		¥ 19,230		$ 44		¥ 3,674		¥ 7,329		¥ 8,969		$ 54		¥ 4,452		¥ 4,452		¥ 4,452		$ 845		¥ 69,395		¥ 44,683		¥ 46,872
Accumulated impairment losses	(32)		(2,607)		(5,410)		(3,590)		(6)		(430)		(912)		(617)		0		0		0		0		0		0		0		0		(26)		(2,177)		(4,498)		(2,973)		0		0		0		0		0		0		0		0
Beginning Balance	1,153		94,790		71,074		77,244		1		117		290		412		3		282		282		282		232		19,047		18,536		19,230		18		1,497		2,831		5,996		54		4,452		4,452		4,452		845		69,395		44,683		46,872
Acquired	49		4,024		29,247		1,786		5		380		0		173		0		0		0		0		0		44		148		1,473		0		14		0		140		0		0		0		0		44		3,586		29,099		0
Impairment	0		0		(173)		(2,688)		0		0		(173)		(295)		0		0		0		0		0		0		0		0		0		0		0		(2,393)		0		0		0		0		0		0		0		0
Other (net)	(36)	[1]	(3,003)	[1]	(5,358)	[1]	(5,268)	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	(28)	[1]	363	[1]	(2,167)	[1]	(15)	[1]	(1,238)	[1]	(1,334)	[1]	(912)	[1]	0	[1]	0	[1]	0	[1]	0	[1]	(21)	[1]	(1,737)	[1]	(4,387)	[1]	(2,189)	[1]
Goodwill	1,169		96,107		97,397		76,484		9		754		547		1,202		3		282		282		282		232		19,063		19,047		18,536		3		312		3,674		7,329		54		4,452		4,452		4,452		868		71,244		69,395		44,683
Accumulated impairment losses	(3)		(296)		(2,607)		(5,410)		(3)		(257)		(430)		(912)		0		0		0		0		0		0		0		0		0		(39)		(2,177)		(4,498)		0		0		0		0		0		0		0		0
Ending Balance	$ 1,166		¥ 95,811		¥ 94,790		¥ 71,074		$ 6		¥ 497		¥ 117		¥ 290		$ 3		¥ 282		¥ 282		¥ 282		$ 232		¥ 19,063		¥ 19,047		¥ 18,536		$ 3		¥ 273		¥ 1,497		¥ 2,831		$ 54		¥ 4,452		¥ 4,452		¥ 4,452		$ 868		¥ 71,244		¥ 69,395		¥ 44,683

[1]	Other includes foreign currency translation adjustments and certain other reclassifications.

Other Intangible Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Intangible assets not subject to amortization:
Trade name	$ 220	¥ 18,062	¥ 18,175
Others	6	521	463
Indefinite-Lived Intangible Assets (Excluding Goodwill), Total	226	18,583	18,638
Intangible assets subject to amortization:
Software	843	69,261	58,654
Others	164	13,533	15,601
Finite-Lived Intangible Assets, Gross, Total	1,007	82,794	74,255
Accumulated amortization	(596)	(49,017)	(43,737)
Net	411	33,777	30,518
Intangible Assets, Net (Excluding Goodwill), Total	$ 637	¥ 52,360	¥ 49,156

Goodwill and Other Intangible Assets - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Intangible Assets by Major Class [Line Items]
Aggregate amortization expenses for intangible assets	$ 86	¥ 7,066	¥ 7,244	¥ 8,203
Estimated amortization expenses in fiscal 2013	86	7,053
Estimated amortization expenses in fiscal 2014	74	6,054
Estimated amortization expenses in fiscal 2015	58	4,775
Estimated amortization expenses in fiscal 2016	49	4,062
Estimated amortization expenses in fiscal 2017	$ 24	¥ 1,983

Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Japan Bank Borrowings USD ($)	Mar. 31, 2012 Japan Bank Borrowings JPY (¥)	Mar. 31, 2011 Japan Bank Borrowings JPY (¥)	Mar. 31, 2012 Japan Commercial Paper USD ($)	Mar. 31, 2012 Japan Commercial Paper JPY (¥)	Mar. 31, 2011 Japan Commercial Paper JPY (¥)	Mar. 31, 2012 Overseas Bank Borrowings USD ($)	Mar. 31, 2012 Overseas Bank Borrowings JPY (¥)	Mar. 31, 2011 Overseas Bank Borrowings JPY (¥)	Mar. 31, 2012 Overseas Commercial Paper USD ($)	Mar. 31, 2012 Overseas Commercial Paper JPY (¥)	Mar. 31, 2012 Overseas Notes Payable to Banks USD ($)	Mar. 31, 2012 Overseas Notes Payable to Banks JPY (¥)
Short-term Debt [Line Items]
Short-term debt	$ 5,572	¥ 457,973	¥ 478,633	$ 2,044	¥ 168,012	¥ 194,728	$ 2,146	¥ 176,415	¥ 180,798	$ 1,309	¥ 107,568	¥ 103,107	$ 49	¥ 4,023	$ 24	¥ 1,955
Weighted average rate	1.40%	1.40%	1.30%	0.70%	0.70%	1.30%	0.20%	0.20%	0.20%	4.20%	4.20%	3.10%	4.00%	4.00%	5.30%	5.30%

Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Banks Fixed Rate USD ($)	Mar. 31, 2012 Banks Fixed Rate JPY (¥)	Mar. 31, 2011 Banks Fixed Rate JPY (¥)	Mar. 31, 2012 Banks Floating Rate USD ($)	Mar. 31, 2012 Banks Floating Rate JPY (¥)	Mar. 31, 2011 Banks Floating Rate JPY (¥)	Mar. 31, 2012 Insurance Companies And Others Fixed Rate USD ($)	Mar. 31, 2012 Insurance Companies And Others Fixed Rate JPY (¥)	Mar. 31, 2011 Insurance Companies And Others Fixed Rate JPY (¥)	Mar. 31, 2012 Insurance Companies And Others Floating Rate USD ($)	Mar. 31, 2012 Insurance Companies And Others Floating Rate JPY (¥)	Mar. 31, 2011 Insurance Companies And Others Floating Rate JPY (¥)	Mar. 31, 2012 Unsecured Bonds USD ($)	Mar. 31, 2012 Unsecured Bonds JPY (¥)	Mar. 31, 2011 Unsecured Bonds JPY (¥)	Mar. 31, 2012 Unsecured Convertible Bonds With Stock Acquisition Rights USD ($)	Mar. 31, 2012 Unsecured Convertible Bonds With Stock Acquisition Rights JPY (¥)	Mar. 31, 2011 Unsecured Convertible Bonds With Stock Acquisition Rights JPY (¥)	Mar. 31, 2012 Unsecured Bond With Stock Acquisition Rights USD ($)	Mar. 31, 2012 Unsecured Bond With Stock Acquisition Rights JPY (¥)	Mar. 31, 2011 Unsecured Bond With Stock Acquisition Rights JPY (¥)	Mar. 31, 2012 Unsecured Notes Under Medium Term Note Program USD ($)	Mar. 31, 2012 Unsecured Notes Under Medium Term Note Program JPY (¥)	Mar. 31, 2011 Unsecured Notes Under Medium Term Note Program JPY (¥)	Mar. 31, 2012 Payables Under Securitized Lease Receivables USD ($)	Mar. 31, 2012 Payables Under Securitized Lease Receivables JPY (¥)	Mar. 31, 2011 Payables Under Securitized Lease Receivables JPY (¥)	Mar. 31, 2012 Payables Under Securitized Loan Receivables And Investment In Securities USD ($)	Mar. 31, 2012 Payables Under Securitized Loan Receivables And Investment In Securities JPY (¥)	Mar. 31, 2011 Payables Under Securitized Loan Receivables And Investment In Securities JPY (¥)
Debt Instrument [Line Items]
Minimum maturity date				2013	2013	2012	2013	2013	2012	2013	2013	2012	2013	2013	2012	2013	2013	2012							2013	2013	2012	2013	2013	2012	2013	2013	2012
Maximum maturity date				2025	2025	2025	2027	2027	2026	2020	2020	2018	2028	2028	2028	2021	2021	2021							2018	2018	2018	2018	2018	2016	2039	2039	2039
Maturity date																			2014	2014	2014	2023	2023	2023
Long-term debt	$ 51,922	¥ 4,267,480	¥ 4,531,268	$ 3,023	¥ 248,452	¥ 240,904	$ 14,881	¥ 1,223,127	¥ 1,263,844	$ 3,527	¥ 289,871	¥ 325,006	$ 2,923	¥ 240,277	¥ 233,345	$ 13,925	¥ 1,144,539	¥ 1,177,582	$ 1,825	¥ 149,968	¥ 149,974	$ 434	¥ 35,630	¥ 34,233	$ 741	¥ 60,911	¥ 88,190	$ 2,104	¥ 172,917	¥ 170,820	$ 8,539	¥ 701,788	¥ 847,370
Weighted average rate	2.10%	2.10%	2.10%	2.70%	2.70%	2.80%	1.30%	1.30%	1.30%	1.80%	1.80%	1.80%	1.10%	1.10%	1.10%	2.10%	2.10%	1.90%	1.00%	1.00%	1.00%	0.00%	0.00%	0.00%	2.00%	2.00%	1.90%	1.10%	1.10%	1.50%	4.50%	4.50%	4.30%

Schedule of Long Term Debt Repayment (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Debt Instrument [Line Items]
2013	$ 13,986	¥ 1,149,478
2014	14,100	1,158,887
2015	6,490	533,415
2016	7,294	599,510
2017	6,047	497,025
Thereafter	4,005	329,165
Total	$ 51,922	¥ 4,267,480	¥ 4,531,268

Short-Term and Long-Term Debt - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Unsecured Convertible Bonds With Stock Acquisition Rights USD ($)	Mar. 31, 2012 Unsecured Convertible Bonds With Stock Acquisition Rights JPY (¥)	Dec. 31, 2008 Unsecured Convertible Bonds With Stock Acquisition Rights JPY (¥)	Mar. 31, 2012 Unsecured Bond With Stock Acquisition Rights USD ($)	Jun. 30, 2002 Unsecured Bond With Stock Acquisition Rights USD ($)	Mar. 31, 2012 Unsecured Bond With Stock Acquisition Rights Minimum USD ($)	Mar. 31, 2012 Unsecured Bond With Stock Acquisition Rights Maximum USD ($)	Mar. 31, 2012 Securities Pledged as Collateral USD ($)	Mar. 31, 2012 Securities Pledged as Collateral JPY (¥)
Debt Disclosure [Line Items]
Unsecured bond issued							¥ 150,000		$ 400
Debt instrument convertible into shares of common stock, shares					21,916,494	21,916,494		2,493,309
Debt instrument conversion Price					$ 83.25	¥ 6,842.7		$ 115.12
Unamortized Discount of debt									622
Debt instrument conversion trigger stock price threshold accretion										$ 126.63	$ 320.72
Net amortization expenses of bond premiums and discounts, deferred issuance costs of bonds and medium-term notes	49	3,999	3,996	4,022
Total committed credit lines	5,645	463,969	464,432
Available credit lines	5,201	427,435	410,447
Long-term committed credit lines	2,557	210,139	107,010
Investment in securities pledged for primarily collateral deposits	$ 13,960	¥ 1,147,390	¥ 1,175,381									$ 336	¥ 27,641

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Debt Disclosure [Line Items]
Minimum lease payments, loans and investment in operating leases	$ 1,244	¥ 102,256
Investment in securities	1,005	82,602
Other operating assets	118	9,672
Other assets	26	2,122
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position, Total	$ 2,393	¥ 196,652

Deposits (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Deposits From Banking Clients [Line Items]
Time deposits	$ 10,879	¥ 894,169	¥ 921,352
Other deposits	2,547	209,345	143,823
Total	$ 13,426	¥ 1,103,514	¥ 1,065,175

Deposits - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Deposits From Banking Clients [Line Items]
Time deposits, including certificates of deposit issued in amounts of 10 million Yen or more	$ 7,161	¥ 588,550	¥ 581,761

Schedule of Time Deposits Maturity (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Deposits From Banking Clients [Line Items]
2013	$ 6,298	¥ 517,647
2014	1,463	120,256
2015	1,581	129,918
2016	812	66,772
2017	725	59,576
Total	$ 10,879	¥ 894,169	¥ 921,352

Income before Income Taxes and Discontinued Operations, and Provision for Income Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2012 Domestic Country USD ($)	Mar. 31, 2012 Domestic Country JPY (¥)	Mar. 31, 2011 Domestic Country JPY (¥)	Mar. 31, 2010 Domestic Country JPY (¥)	Mar. 31, 2012 Foreign Country USD ($)	Mar. 31, 2012 Foreign Country JPY (¥)	Mar. 31, 2011 Foreign Country JPY (¥)	Mar. 31, 2010 Foreign Country JPY (¥)
Income Taxes [Line Items]
Income before income taxes and discontinued operations	$ 1,588	[1]	¥ 130,484	[1]	¥ 93,301	[1]	¥ 56,057	[1]	$ 904	¥ 74,291	¥ 38,569	¥ 14,785	$ 684	¥ 56,193	¥ 54,732	¥ 41,272
Current provision for income taxes	349		28,725		44,933		49,839		149	12,302	26,566	32,286	200	16,423	18,367	17,553
Deferred provision for income taxes	194		15,906		(18,790)		(28,749)		216	17,766	(15,137)	(23,322)	(22)	(1,860)	(3,653)	(5,427)
Provision for income taxes	$ 543		¥ 44,631		¥ 26,143		¥ 21,090

[1]	Results of discontinued operations are included in each amount attributed to each geographic area.

Income Taxes - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Between April 1, 2012 and March 31, 2015	Mar. 31, 2012 After April 1, 2015	Mar. 31, 2012 Amended	Mar. 31, 2012 Before Amendment
Income Taxes [Line Items]
National Corporate tax	30.00%	30.00%	30.00%	30.00%
Inhabitant tax	6.00%	6.00%	6.00%	6.00%
Enterprise tax	8.00%	8.00%	8.00%	8.00%
Statutory income tax rate	40.90%	40.90%	40.90%	40.90%	38.30%	35.90%
Tax loss carry forward, period							9 years	7 years
Percentage of tax rate deductible from taxable income								80.00%
Decrease in provision for income taxes	$ (93)	¥ (7,661)
Net changes in total valuation allowance	32	2,656	(16,052)	1,789
Net operating loss carryforwards	$ 2,079	¥ 170,866

Reconciliation of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)
Reconciliation of Provision of Income Taxes [Line Items]
Income before income taxes and discontinued operations	$ 1,588	[1]	¥ 130,484	[1]	¥ 93,301	[1]	¥ 56,057	[1]
Tax provision computed at statutory rate	649		53,368		38,160		22,927
Increases (reductions) in taxes due to:
Change in valuation allowance	50		4,071		(5,647)		1,165
Non-deductible expenses for tax purposes	16		1,336		1,024		1,638
Non-taxable income for tax purposes	(35)		(2,852)		(2,697)		(635)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(85)		(6,994)		(4,335)		(3,699)
Effect of the new Japanese tax law	(100)		(8,195)		0		0
Other, net	48		3,897		(362)		(306)
Provision for income taxes	$ 543		¥ 44,631		¥ 26,143		¥ 21,090

[1]	Results of discontinued operations are included in each amount attributed to each geographic area.

Total Income Tax Recognized (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)
Income Taxes [Line Items]
Provision for income taxes	$ 543		¥ 44,631		¥ 26,143		¥ 21,090
Income taxes on discontinued operations	(17)	[1]	(1,410)	[1]	6,771	[1]	7,019	[1]
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	17		1,357		3,403		7,816
Defined benefit pension plans	(22)		(1,774)		(1,427)		4,925
Foreign currency translation adjustments	4		335		(214)		4,722
Net unrealized gains (losses) on derivative instruments	(8)		(648)		(338)		(1,066)
Total income taxes	$ 517		¥ 42,491		¥ 34,338		¥ 44,506

[1]	Pursuant to FASB Accounting Standards Codification 205-20 ("Presentation of Financial Statements-Discontinued Operations"), the results of operations which meet the criteria for discontinued operations are reported as a separate component of income, and those related amounts that had been previously reported are reclassified.

Tax Effects of Temporary Differences Giving Rise to Deferred Tax Assets and Liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Assets:
Net operating loss carryforwards	$ 502	¥ 41,288	¥ 47,623
Allowance for doubtful receivables on direct financing leases and probable loan losses	609	50,016	69,917
Investment in securities	65	5,325	6,672
Other operating assets	48	3,928	2,638
Accrued expenses	89	7,294	11,865
Installment loans	279	22,970	24,747
Other	492	40,449	30,521
Deferred Tax Assets, Gross, Total	2,084	171,270	193,983
Less: valuation allowance	(294)	(24,138)	(26,794)
Deferred Tax Assets, Net, Total	1,790	147,132	167,189
Liabilities:
Investment in direct financing leases	152	12,535	16,462
Investment in operating leases	771	63,372	64,992
Deferred insurance policy acquisition costs	386	31,723	29,233
Policy liabilities	270	22,159	21,123
Undistributed earnings	241	19,792	23,892
Prepaid benefit cost	108	8,860	11,992
Other	733	60,271	68,950
Deferred Tax Liabilities, Total	2,661	218,712	236,644
Net deferred tax liability	$ 871	¥ 71,580	¥ 69,455

Net Operating Loss Carryforwards Expire Date (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Operating Loss Carryforwards [Line Items]
2013	$ 135	¥ 11,076
2014	56	4,572
2015	83	6,816
2016	352	28,915
2017	323	26,589
Thereafter	1,130	92,898
Total	$ 2,079	¥ 170,866

Net Deferred Tax Assets and Liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Other assets	$ 313	¥ 25,773	¥ 91,063
Income taxes: Deferred	1,184	97,353	160,518
Net deferred tax liability	$ 871	¥ 71,580	¥ 69,455

Funded Status of Defined Benefit Pension Plans (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Change in benefit obligation:
Benefit obligation at beginning of year	$ 713	¥ 58,589	¥ 56,390
Service cost	37	3,049	3,104
Interest cost	16	1,339	1,355
Actuarial loss	39	3,170	1,147
Foreign currency exchange rate change	0	(35)	(415)
Benefits paid	(27)	(2,195)	(2,423)
Plan Settlements	0	0	(231)
Other	(2)	(198)	(338)
Benefit obligation at end of year	776	63,719	58,589
Change in plan assets:
Beginning Balance	1,039	85,396	85,967
Actual return on plan assets	1	108	(449)
Employer contribution	31	2,542	2,556
Benefits paid	(25)	(2,090)	(2,362)
Foreign currency exchange rate change	0	(11)	(277)
Plan settlements	0	0	(39)
Ending Balance	1,046	85,945	85,396
The funded status of the plans	270	22,226	26,807
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in prepaid expenses	298	24,459	29,125
Accrued benefit liability included in accrued expenses	(28)	(2,233)	(2,318)
Net amount recognized	$ 270	¥ 22,226	¥ 26,807

Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	$ 94	¥ 7,697	¥ 8,910
Net actuarial loss	(379)	(31,120)	(27,257)
Net transition obligation	(4)	(325)	(382)
Total recognized in accumulated other comprehensive income (loss), pre-tax	$ (289)	¥ (23,748)	¥ (18,729)

Pension Plans - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Estimated portions of net prior service credit that will be recognized as a component of net pension cost in next fiscal year	$ 14	¥ 1,166
Estimated portions of net actuarial loss that will be recognized as a component of net pension cost in next fiscal year	18	1,496
Estimated portions of net transition obligation that will be recognized as a component of net pension cost in next fiscal year	1	56
Accumulated benefit obligations for all defined benefit pension plans	691	56,766	52,701
Aggregate projected benefit obligations for plans with accumulated benefit obligations in excess of plan assets	63	5,210	4,631
Aggregate accumulated benefit obligations for plans with accumulated benefit obligations in excess of plan assets	60	4,898	4,384
Aggregate fair values of plan assets for the plans with accumulated benefit obligations in excess of plan assets	37	3,019	2,375
Portfolio of plans invested in equity securities	20.00%	20.00%	40.00%
Portfolio of plans invested in debt securities	50.00%	50.00%	40.00%
Portfolio of plans invested in alternative investments			10.00%
Portfolio of plans invested in other investment vehicles	30.00%	30.00%	10.00%
Expected pension plans contributions by Company and certain subsidiaries in next fiscal year	33	2,736
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	$ 17	¥ 1,409	¥ 1,578	¥ 1,305

Net Pension Cost of Defined Benefit Plans (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 37	¥ 3,049	¥ 3,104	¥ 3,255
Interest cost	16	1,339	1,355	1,265
Expected return on plan assets	(25)	(2,019)	(2,025)	(1,747)
Amortization of transition obligation	1	56	(4)	(3)
Amortization of net actuarial loss	15	1,218	1,036	2,098
Amortization of prior service credit	(14)	(1,193)	(1,193)	(1,209)
Plan curtailments and settlements	0	0	0	3
Net periodic pension cost	$ 30	¥ 2,450	¥ 2,273	¥ 3,662

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	$ (63)	¥ (5,144)	¥ (3,446)	¥ 11,275
Amortization of net actuarial loss	15	1,218	1,036	2,098
Prior service credit due to amendments	0	7	8	(183)
Amortization of prior service credit	(14)	(1,193)	(1,193)	(1,209)
Amortization of transition obligation	1	56	(4)	(3)
Plan curtailments and settlements	0	18	0	3
Foreign currency exchange rate change	0	19	166	69
Total recognized in other comprehensive income (loss), pre-tax	$ (61)	¥ (5,019)	¥ (3,433)	¥ 12,050

Significant Assumptions of Domestic and Overseas Pension Plans Used to Determine Plan Amounts (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Domestic Pension Plans Of Foreign Entity Defined Benefit
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.80%	2.10%	2.10%
Rate of increase in compensation levels	6.10%	6.10%	5.90%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	2.10%	2.10%	1.90%
Rate of increase in compensation levels	6.10%	5.90%	5.80%
Expected long-term rate of return on plan assets	2.20%	2.20%	2.20%
Foreign Pension Plans Defined Benefit
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	4.50%	5.50%	6.00%
Rate of increase in compensation levels	0.70%	0.80%	0.80%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	5.50%	6.00%	7.10%
Rate of increase in compensation levels	0.80%	0.80%	0.60%
Expected long-term rate of return on plan assets	7.20%	8.10%	8.10%

Fair Value of Pension Plan Assets by Asset Category (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Japan Japanese Companies Equity Securities JPY (¥)		Mar. 31, 2012 Japan Pooled Equity Securities Funds USD ($)		Mar. 31, 2012 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2012 Japan Pooled Debt Securities Funds USD ($)		Mar. 31, 2012 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2012 Overseas Pooled Equity Securities Funds USD ($)		Mar. 31, 2012 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2012 Overseas Pooled Debt Securities Funds USD ($)		Mar. 31, 2012 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2012 Overseas Asset-backed Securities USD ($)	Mar. 31, 2012 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2011 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2011 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2012 Other Assets Life Insurance Company General Accounts USD ($)		Mar. 31, 2012 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2011 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2012 Other Assets Other USD ($)		Mar. 31, 2012 Other Assets Other JPY (¥)		Mar. 31, 2011 Other Assets Other JPY (¥)		Mar. 31, 2012 Level 1 USD ($)	Mar. 31, 2012 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 Japan Japanese Companies Equity Securities JPY (¥)		Mar. 31, 2012 Level 1 Japan Pooled Equity Securities Funds USD ($)		Mar. 31, 2012 Level 1 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Level 1 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2012 Level 1 Japan Pooled Debt Securities Funds USD ($)		Mar. 31, 2012 Level 1 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Level 1 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2012 Level 1 Overseas Pooled Equity Securities Funds USD ($)		Mar. 31, 2012 Level 1 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Level 1 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2012 Level 1 Overseas Pooled Debt Securities Funds USD ($)		Mar. 31, 2012 Level 1 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Level 1 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2012 Level 1 Overseas Asset-backed Securities USD ($)	Mar. 31, 2012 Level 1 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2011 Level 1 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2011 Level 1 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2012 Level 1 Other Assets Life Insurance Company General Accounts USD ($)		Mar. 31, 2012 Level 1 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2011 Level 1 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2012 Level 1 Other Assets Other USD ($)		Mar. 31, 2012 Level 1 Other Assets Other JPY (¥)		Mar. 31, 2011 Level 1 Other Assets Other JPY (¥)		Mar. 31, 2012 Level 2 USD ($)	Mar. 31, 2012 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 Japan Japanese Companies Equity Securities JPY (¥)		Mar. 31, 2012 Level 2 Japan Pooled Equity Securities Funds USD ($)		Mar. 31, 2012 Level 2 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Level 2 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2012 Level 2 Japan Pooled Debt Securities Funds USD ($)		Mar. 31, 2012 Level 2 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Level 2 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2012 Level 2 Overseas Pooled Equity Securities Funds USD ($)		Mar. 31, 2012 Level 2 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Level 2 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2012 Level 2 Overseas Pooled Debt Securities Funds USD ($)		Mar. 31, 2012 Level 2 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Level 2 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2012 Level 2 Overseas Asset-backed Securities USD ($)	Mar. 31, 2012 Level 2 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2011 Level 2 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2011 Level 2 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2012 Level 2 Other Assets Life Insurance Company General Accounts USD ($)		Mar. 31, 2012 Level 2 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2011 Level 2 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2012 Level 2 Other Assets Other USD ($)		Mar. 31, 2012 Level 2 Other Assets Other JPY (¥)		Mar. 31, 2011 Level 2 Other Assets Other JPY (¥)		Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 Japan Japanese Companies Equity Securities JPY (¥)		Mar. 31, 2012 Level 3 Japan Pooled Equity Securities Funds USD ($)		Mar. 31, 2012 Level 3 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Level 3 Japan Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2012 Level 3 Japan Pooled Debt Securities Funds USD ($)		Mar. 31, 2012 Level 3 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Level 3 Japan Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2012 Level 3 Overseas Pooled Equity Securities Funds USD ($)		Mar. 31, 2012 Level 3 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2011 Level 3 Overseas Pooled Equity Securities Funds JPY (¥)		Mar. 31, 2012 Level 3 Overseas Pooled Debt Securities Funds USD ($)		Mar. 31, 2012 Level 3 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2011 Level 3 Overseas Pooled Debt Securities Funds JPY (¥)		Mar. 31, 2012 Level 3 Overseas Asset-backed Securities USD ($)	Mar. 31, 2012 Level 3 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2011 Level 3 Overseas Asset-backed Securities JPY (¥)	Mar. 31, 2012 Level 3 Alternative Investments Pooled Funds USD ($)	Mar. 31, 2012 Level 3 Alternative Investments Pooled Funds JPY (¥)	Mar. 31, 2011 Level 3 Alternative Investments Pooled Funds USD ($)	Mar. 31, 2011 Level 3 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2010 Level 3 Alternative Investments Pooled Funds JPY (¥)	Mar. 31, 2012 Level 3 Other Assets Life Insurance Company General Accounts USD ($)		Mar. 31, 2012 Level 3 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2011 Level 3 Other Assets Life Insurance Company General Accounts JPY (¥)		Mar. 31, 2012 Level 3 Other Assets Other USD ($)		Mar. 31, 2012 Level 3 Other Assets Other JPY (¥)		Mar. 31, 2011 Level 3 Other Assets Other JPY (¥)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	$ 1,046	¥ 85,945	$ 1,039	¥ 85,396	¥ 85,967	¥ 1,016	[1]	$ 114	[2]	¥ 9,360	[2]	¥ 18,690	[3]	$ 306	[4]	¥ 25,182	[4]	¥ 25,468	[4]	$ 144	[3]	¥ 11,826	[3]	¥ 11,864	[3]	$ 157	[5]	¥ 12,894	[5]	¥ 7,655	[6]	$ 34	¥ 2,791	¥ 1,076	¥ 11,633	[7]	$ 210	[8]	¥ 17,280	[8]	¥ 5,386	[8]	$ 81	[9]	¥ 6,612	[9]	¥ 2,608	[10]	$ 0	¥ 0	¥ 1,016	¥ 1,016	[1]	$ 0	[2]	¥ 0	[2]	¥ 0	[3]	$ 0	[4]	¥ 0	[4]	¥ 0	[4]	$ 0	[3]	¥ 0	[3]	¥ 0	[3]	$ 0	[5]	¥ 0	[5]	¥ 0	[6]	$ 0	¥ 0	¥ 0	¥ 0	[7]	$ 0	[8]	¥ 0	[8]	¥ 0	[8]	$ 0	[9]	¥ 0	[9]	¥ 0	[10]	$ 1,046	¥ 85,945	¥ 79,432	¥ 0	[1]	$ 114	[2]	¥ 9,360	[2]	¥ 18,690	[3]	$ 306	[4]	¥ 25,182	[4]	¥ 25,468	[4]	$ 144	[3]	¥ 11,826	[3]	¥ 11,864	[3]	$ 157	[5]	¥ 12,894	[5]	¥ 7,655	[6]	$ 34	¥ 2,791	¥ 1,076	¥ 6,685	[7]	$ 210	[8]	¥ 17,280	[8]	¥ 5,386	[8]	$ 81	[9]	¥ 6,612	[9]	¥ 2,608	[10]	$ 0	¥ 0	¥ 4,948	¥ 0	[1]	$ 0	[2]	¥ 0	[2]	¥ 0	[3]	$ 0	[4]	¥ 0	[4]	¥ 0	[4]	$ 0	[3]	¥ 0	[3]	¥ 0	[3]	$ 0	[5]	¥ 0	[5]	¥ 0	[6]	$ 0	¥ 0	¥ 0	$ 0	¥ 0	$ 60	¥ 4,948	[7]	¥ 4,728	$ 0	[8]	¥ 0	[8]	¥ 0	[8]	$ 0	[9]	¥ 0	[9]	¥ 0	[10]

[1]	Equity securities of Japanese companies in which the Company and certain subsidiaries invest as pension plan assets include units of ORIX JREIT Inc. in the amounts of ¥34 million at March 31, 2011.
[2]	These funds invest in listing shares and include units of ORIX JREIT Inc. in the amounts of ¥89 million ($1milion) at March 31, 2012.
[3]	These funds invest in listing shares.
[4]	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds.
[5]	These funds invest approximately 80% in foreign government bonds, and approximately 20% in foreign municipal bonds.
[6]	These funds invest mainly in foreign government bonds.
[7]	These funds invest in hedge funds as alternative investments.
[8]	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
[9]	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.
[10]	Others include mainly short-term instruments.

Fair Value of Pension Plan Assets by Asset Category (Parenthetical) (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Japanese Government Bond Securities	Mar. 31, 2011 Japanese Government Bond Securities	Mar. 31, 2012 Japanese Municipal Bonds Securities	Mar. 31, 2011 Japanese Municipal Bonds Securities	Mar. 31, 2012 Japanese Corporate Bonds Securities	Mar. 31, 2011 Japanese Corporate Bonds Securities	Mar. 31, 2012 Foreign Government Bonds	Mar. 31, 2012 Foreign Municipal Bonds Securities	Mar. 31, 2012 ORIX JREIT Inc. Japanese Companies Equity Securities USD ($)	Mar. 31, 2012 ORIX JREIT Inc. Japanese Companies Equity Securities JPY (¥)	Mar. 31, 2011 ORIX JREIT Inc. Japanese Companies Equity Securities JPY (¥)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	$ 1,046	¥ 85,945	$ 1,039	¥ 85,396	¥ 85,967									$ 1	¥ 89	¥ 34
Pension plan assets investment allocation in pooled funds						70.00%	70.00%	10.00%	10.00%	20.00%	20.00%	80.00%	20.00%

Reconciliation for Level 3 Plan Assets (Detail) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 Alternative Investments Pooled Funds USD ($)	Mar. 31, 2012 Level 3 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2011 Level 3 Alternative Investments Pooled Funds JPY (¥)
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Beginning Balance	$ 1,039	¥ 85,396	¥ 85,967	¥ 11,633	[1]	$ 0	¥ 0	¥ 4,948	$ 60	¥ 4,948	[1]	¥ 4,728
Realized and unrealized return on plan assets	1	108	(449)						0	18		220
Purchases, sales and redemptions, net									(60)	(4,966)		0
Ending Balance	$ 1,046	¥ 85,945	¥ 85,396	¥ 11,633	[1]	$ 0	¥ 0	¥ 4,948	$ 0	¥ 0		¥ 4,948	[1]

[1]	These funds invest in hedge funds as alternative investments.

Benefits Expected to be Paid (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
2013	$ 22	¥ 1,832
2014	17	1,437
2015	19	1,536
2016	20	1,652
2017	22	1,775
2018-2022	140	11,460
Total	$ 240	¥ 19,692

Changes in Redeemable Noncontrolling Interests (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Beginning Balance	$ 412	¥ 33,902	¥ 28,095	¥ 25,396
Contribution to subsidiary	0	0	10,219	0
Adjustment of redeemable noncontrolling interests to redemption value	14	1,188	(73)	(139)
Transaction with noncontrolling interests	15	1,213	1,063	1,962
Comprehensive income (loss)
Net Income	33	2,724	2,959	2,476
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(4)	(315)	(2,353)	(1,600)
Total other comprehensive income (loss)	(4)	(315)	(2,353)	(1,600)
Comprehensive income (loss)	29	2,409	606	876
Cash dividends	(12)	(1,079)	(6,008)	0
Ending Balance	$ 458	¥ 37,633	¥ 33,902	¥ 28,095

Stock-Based Compensation - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Stock Options USD ($)	Mar. 31, 2012 Stock Options JPY (¥)	Mar. 31, 2011 Stock Options JPY (¥)	Mar. 31, 2010 Stock Options JPY (¥)	Mar. 31, 2012 Stock Options Minimum Year	Mar. 31, 2012 Stock Options Maximum Year	Mar. 31, 2012 Stock Compensation Plan USD ($) Point	Mar. 31, 2012 Stock Compensation Plan JPY (¥)	Mar. 31, 2011 Stock Compensation Plan JPY (¥)	Mar. 31, 2010 Stock Compensation Plan JPY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average vesting period					1.67	1.92
Weighted average exercise period					9.67	9.92
Cash received from the exercise of stock options	$ 1	¥ 55	¥ 98	¥ 77
Total intrinsic value of options exercised	0	5	19	6
Incremental stock-based compensation costs recognized			¥ 142	¥ 611			$ 4	¥ 288	¥ 255	¥ 355
Points granted							37,600	37,600
Points settled for individuals retired							17,929	17,929
Points outstanding							142,679	142,679

Summary of Information Related to Stock Acquisition Rights (Detail)	1 Months Ended	12 Months Ended
	Jul. 31, 2009	Mar. 31, 2012 Stock Options Fiscal 2003 Plan USD ($)	Mar. 31, 2012 Stock Options Fiscal 2003 Plan JPY (¥)	Mar. 31, 2012 Stock Options Fiscal 2004 Plan USD ($)	Mar. 31, 2012 Stock Options Fiscal 2004 Plan JPY (¥)	Mar. 31, 2012 Stock Options Fiscal 2005 Plan USD ($)	Mar. 31, 2012 Stock Options Fiscal 2005 Plan JPY (¥)	Mar. 31, 2012 Stock Options Fiscal 2006 Plan USD ($)	Mar. 31, 2012 Stock Options Fiscal 2006 Plan JPY (¥)	Mar. 31, 2012 Stock Options Fiscal 2007 Plan USD ($)	Mar. 31, 2012 Stock Options Fiscal 2007 Plan JPY (¥)	Mar. 31, 2012 Stock Options Fiscal 2008 Plan USD ($)	Mar. 31, 2012 Stock Options Fiscal 2008 Plan JPY (¥)	Mar. 31, 2012 Stock Options Fiscal 2009 Plan USD ($)	Mar. 31, 2012 Stock Options Fiscal 2009 Plan JPY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period, range start		Jun 27, 2004	Jun 27, 2004	Jun 26, 2005	Jun 26, 2005	Jun 24, 2006	Jun 24, 2006	Jun 22, 2007	Jun 22, 2007	Jun 21, 2008	Jun 21, 2008	Jul 5, 2009	Jul 5, 2009	Jul 18, 2010	Jul 18, 2010
Exercise period, range end		Jun 26, 2012	Jun 26, 2012	Jun 25, 2013	Jun 25, 2013	Jun 23, 2014	Jun 23, 2014	Jun 21, 2015	Jun 21, 2015	Jun 20, 2016	Jun 20, 2016	Jun 22, 2017	Jun 22, 2017	Jun 24, 2018	Jun 24, 2018
Number of shares Initially granted	18,000,000	453,300	453,300	516,000	516,000	528,900	528,900	477,400	477,400	194,200	194,200	144,980	144,980	147,900	147,900
Exercise Price		$ 88	¥ 7,206	$ 85	¥ 6,991	$ 143	¥ 11,720	$ 230	¥ 18,903	$ 360	¥ 29,611	$ 377	¥ 31,009	$ 205	¥ 16,888

Summary of Information about Stock Options Activity (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($) Year		Mar. 31, 2012 JPY (¥)
Number of shares
Outstanding at beginning of the year	1,222,360		1,222,360
Exercised	(7,700)		(7,700)
Forfeited or expired	(166,840)		(166,840)
Outstanding at end of year	1,047,820		1,047,820
Exercisable at end of year	1,047,820		1,047,820
Weighted average exercise price
Outstanding at beginning of the year	$ 225	[1]	¥ 18,493	[1]
Exercised	$ 86	[1]	¥ 7,072	[1]
Forfeited or expired	$ 193	[1]	¥ 15,834	[1]
Outstanding at end of year	$ 231	[1]	¥ 19,001	[1]
Exercisable at end of year	$ 231	[1]	¥ 19,001	[1]
Weighted average remaining contractual life
Outstanding at end of year	3.52		3.52
Exercisable at end of year	3.52		3.52
Aggregate intrinsic value
Outstanding at end of year	$ 1		¥ 107
Exercisable at end of year	$ 1		¥ 107

[1]	The exercise prices of the granted options were adjusted in July 2009 for the issuance of new 18 million shares.

Summary of Information about Stock Options Activity (Parenthetical) (Detail) In Millions, unless otherwise specified	1 Months Ended
Jul. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted options, issuance of new shares	18

Changes in Components of Accumulated Other Comprehensive Income (Loss) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Accumulated Net Unrealized Investment Gain (Loss) USD ($)	Mar. 31, 2012 Accumulated Net Unrealized Investment Gain (Loss) JPY (¥)	Mar. 31, 2011 Accumulated Net Unrealized Investment Gain (Loss) JPY (¥)	Mar. 31, 2010 Accumulated Net Unrealized Investment Gain (Loss) JPY (¥)	Mar. 31, 2012 Accumulated Defined Benefit Plans Adjustment USD ($)	Mar. 31, 2012 Accumulated Defined Benefit Plans Adjustment JPY (¥)	Mar. 31, 2011 Accumulated Defined Benefit Plans Adjustment JPY (¥)	Mar. 31, 2010 Accumulated Defined Benefit Plans Adjustment JPY (¥)	Mar. 31, 2012 Accumulated Translation Adjustment USD ($)	Mar. 31, 2012 Accumulated Translation Adjustment JPY (¥)	Mar. 31, 2011 Accumulated Translation Adjustment JPY (¥)	Mar. 31, 2010 Accumulated Translation Adjustment JPY (¥)	Mar. 31, 2012 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges USD ($)	Mar. 31, 2012 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges JPY (¥)	Mar. 31, 2011 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges JPY (¥)	Mar. 31, 2010 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges JPY (¥)
Beginning Balance	$ (1,170)	¥ (96,180)	¥ (79,459)	¥ (92,384)	$ 140	¥ 11,503	¥ 7,495	¥ (5,615)	$ (135)	¥ (11,098)	¥ (9,092)	¥ (16,221)	$ (1,163)	¥ (95,574)	¥ (77,651)	¥ (71,791)	$ (12)	¥ (1,011)	¥ (211)	¥ 1,243
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, net of tax of ¥2,265 million			(3,406)				(3,597)								191
Beginning Balance Restated			(82,865)				3,898				(9,092)				(77,460)				(211)
Net unrealized gains on investment in securities, net of tax of ¥(2,820) million or $(34) million in 2012, ¥(2,379) million in 2011 and ¥(6,610) million in 2010	84	6,963	3,292	11,357	84	6,963	3,292	11,357
Reclassification adjustment included in net income, net of tax of ¥1,463 million or $17 million in 2012, ¥(3,289) million in 2011, and ¥(1,206) million in 2010	(28)	(2,321)	4,313	1,753	(28)	(2,321)	4,313	1,753
Defined benefit pension plans, net of tax of ¥1,807 million or $22 million in 2012, ¥1,339 million in 2011, and ¥(4,567) million in 2010	(40)	(3,292)	(1,934)	6,601					(40)	(3,292)	(1,934)	6,601
Reclassification adjustment included in net income, net of tax of ¥(33) million or $0 million in 2012, ¥ 88 million in 2011, and ¥ (358) million in 2010	0	47	(72)	528					0	47	(72)	528
Foreign currency translation adjustments, net of tax of ¥(335) million or $(4) million 2012, ¥ 245 million in 2011, and ¥(4,487) million in 2010	(1)	(118)	(18,158)	(6,199)									(1)	(118)	(18,158)	(6,199)
Reclassification adjustment included in net income, net of tax of ¥ 0 million or $0 million in 2012, (31) million in 2011, and ¥ (235) million in 2010	0	0	44	339									0	0	44	339
Net unrealized gains (losses) on derivative instruments, net of tax of ¥450 million or $6 million in 2012, ¥488 million in 2011, and ¥743 million in 2010	(12)	(974)	(1,011)	(630)													(12)	(974)	(1,011)	(630)
Reclassification adjustment included in net income, net of tax of ¥198 million or $2 million in 2012, ¥(150) million in 2011, and ¥323 million in 2010	(2)	(181)	211	(824)													(2)	(181)	211	(824)
Change during year	1	124	(13,315)	12,925	56	4,642	7,605	13,110	(40)	(3,245)	(2,006)	7,129	(1)	(118)	(18,114)	(5,860)	(14)	(1,155)	(800)	(1,454)
Ending Balance	$ (1,169)	¥ (96,056)	¥ (96,180)	¥ (79,459)	$ 196	¥ 16,145	¥ 11,503	¥ 7,495	$ (175)	¥ (14,343)	¥ (11,098)	¥ (9,092)	$ (1,164)	¥ (95,692)	¥ (95,574)	¥ (77,651)	$ (26)	¥ (2,166)	¥ (1,011)	¥ (211)

Changes in Components of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, tax			¥ 2,265
Net unrealized gains on investment in securities, tax	(34)	(2,820)	(2,379)	(6,610)
Reclassification adjustment included in net income, tax	17	1,463	(3,289)	(1,206)
Defined benefit pension plans, tax	22	1,807	1,339	(4,567)
Reclassification adjustment included in net income, tax	0	(33)	88	(358)
Foreign currency translation adjustments, tax	(4)	(335)	245	(4,487)
Reclassification adjustment included in net income, tax	0	0	(31)	(235)
Net unrealized losses on derivative instruments, tax	6	450	488	743
Reclassification adjustment included in net income, tax	$ 2	¥ 198	¥ (150)	¥ 323

Changes in Number of Shares Issued (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Stockholders Equity Note [Line Items]
Exercise of stock options	7,700
Common Stock
Stockholders Equity Note [Line Items]
Beginning balance	110,245,846	110,229,948	92,217,067
Issuance of common stock	0	0	18,000,000
Exercise of stock options	7,700	14,000	11,000
Conversion of convertible bonds	876	1,898	1,881
Ending balance	110,254,422	110,245,846	110,229,948

ORIX Corporation Shareholders' Equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Maximum	Mar. 31, 2012 Common Stock	Mar. 31, 2011 Common Stock	Mar. 31, 2010 Common Stock JPY (¥)	Mar. 31, 2010 Additional Paid-in Capital JPY (¥)	Mar. 31, 2012 Retained Earnings USD ($)	Mar. 31, 2012 Retained Earnings JPY (¥)
Stockholders Equity Note [Line Items]
Dividends to be distributed to shareholders	$ 118	¥ 9,676
Declared date of dividends to be distributed to shareholders	2012-05	2012-05
Record date of dividends to be distributed to shareholders	Mar 31, 2012	Mar 31, 2012
Issuance of common stock, shares						0	0	18,000,000
Issuance of common stock				83,024				41,677	41,347
Amount available for dividends under the Japanese Companies Act	2,967	243,823
Equity in undistributed earnings of the companies accounted for by the equity method	24	1,972	16,806	8,364						451	37,095
Restricted net assets of certain subsidiaries which include regulatory capital requirements for life insurance and banking operations	$ 625	¥ 51,373
Restricted net assets of certain subsidiaries, percentage to consolidated net assets					25.00%

Brokerage Commissions and Net Gains (Losses) on Investment Securities (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Brokerage commissions	$ 0	¥ 24	¥ 119	¥ 3,418
Net gains on investment securities	273	22,468	16,656	14,862
Dividends income	54	4,419	4,344	5,072
Brokerage commissions and net gains on investment securities	$ 327	¥ 26,911	¥ 21,119	¥ 23,352

Brokerage Commissions and Net Gains on Investment Securities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Derivative USD ($)	Mar. 31, 2012 Derivative JPY (¥)	Mar. 31, 2011 Derivative JPY (¥)	Mar. 31, 2010 Derivative JPY (¥)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net trading gains (losses)	$ 113	¥ 9,324	¥ (4,607)	¥ 8,762	$ (14)	¥ (1,188)	¥ 1,977	¥ (239)

Life Insurance Premiums and Related Investment Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Life insurance premiums	$ 1,421	¥ 116,836	¥ 107,860	¥ 104,133
Life insurance related investment income	140	11,471	10,455	11,305
Gains on life insurance premium and related investment income	$ 1,561	¥ 128,307	¥ 118,315	¥ 115,438

Life Insurance Operations - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Amortization of policy acquisition costs charged to income	$ 111	¥ 9,106	¥ 9,661	¥ 10,994

Other Operating Revenues and Other Operating Expenses (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Vehicle Maintenance and Management Services USD ($)	Mar. 31, 2012 Vehicle Maintenance and Management Services JPY (¥)	Mar. 31, 2011 Vehicle Maintenance and Management Services JPY (¥)	Mar. 31, 2010 Vehicle Maintenance and Management Services JPY (¥)	Mar. 31, 2012 M & A Advisory Services, Financing Advice, Financial Restructuring Advisory Services and Related Services USD ($)	Mar. 31, 2012 M & A Advisory Services, Financing Advice, Financial Restructuring Advisory Services and Related Services JPY (¥)	Mar. 31, 2011 M & A Advisory Services, Financing Advice, Financial Restructuring Advisory Services and Related Services JPY (¥)	Mar. 31, 2010 M & A Advisory Services, Financing Advice, Financial Restructuring Advisory Services and Related Services JPY (¥)	Mar. 31, 2012 Facilities Management of Golf Courses USD ($)	Mar. 31, 2012 Facilities Management of Golf Courses JPY (¥)	Mar. 31, 2011 Facilities Management of Golf Courses JPY (¥)	Mar. 31, 2010 Facilities Management of Golf Courses JPY (¥)	Mar. 31, 2012 Facilities Management of Hotels and Japanese Inns USD ($)	Mar. 31, 2012 Facilities Management of Hotels and Japanese Inns JPY (¥)	Mar. 31, 2011 Facilities Management of Hotels and Japanese Inns JPY (¥)	Mar. 31, 2010 Facilities Management of Hotels and Japanese Inns JPY (¥)	Mar. 31, 2012 Other Segment USD ($)	Mar. 31, 2012 Other Segment JPY (¥)	Mar. 31, 2011 Other Segment JPY (¥)	Mar. 31, 2010 Other Segment JPY (¥)
Other operating revenues	$ 3,141	¥ 258,178	¥ 245,544	¥ 246,804	$ 489	¥ 40,168	¥ 40,760	¥ 41,408	$ 565	¥ 46,434	¥ 50,659	¥ 54,996	$ 278	¥ 22,867	¥ 22,757	¥ 22,909	$ 348	¥ 28,643	¥ 26,640	¥ 22,093	$ 1,461	¥ 120,066	¥ 104,728	¥ 105,398
Other operating expenses	$ 1,826	¥ 150,071	¥ 142,241	¥ 135,755	$ 386	¥ 31,752	¥ 33,790	¥ 34,837					$ 246	¥ 20,222	¥ 20,630	¥ 19,395	$ 317	¥ 26,038	¥ 24,676	¥ 21,382	$ 877	¥ 72,059	¥ 63,145	¥ 60,141

Write-Downs of Long-Lived Assets - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Office Building USD ($) Location	Mar. 31, 2012 Office Building JPY (¥)	Mar. 31, 2011 Office Building JPY (¥) Location	Mar. 31, 2010 Office Building JPY (¥) Location	Mar. 31, 2012 Office Building Held for Sale [Member] USD ($) Location	Mar. 31, 2012 Office Building Held for Sale [Member] JPY (¥)	Mar. 31, 2012 Property, Plant and Equipment, Other Types USD ($)	Mar. 31, 2012 Property, Plant and Equipment, Other Types JPY (¥)	Mar. 31, 2011 Property, Plant and Equipment, Other Types JPY (¥)	Mar. 31, 2010 Property, Plant and Equipment, Other Types JPY (¥)	Mar. 31, 2012 Condominiums Held for Sale USD ($) Location	Mar. 31, 2012 Condominiums Held for Sale JPY (¥)	Mar. 31, 2011 Condominiums Held for Sale JPY (¥) Location	Mar. 31, 2010 Condominiums Held for Sale JPY (¥) Location	Mar. 31, 2012 Condominiums USD ($) Location	Mar. 31, 2012 Condominiums JPY (¥)	Mar. 31, 2011 Condominiums JPY (¥) Location	Mar. 31, 2012 Commercial Facilities Other Than Office USD ($) Location	Mar. 31, 2012 Commercial Facilities Other Than Office JPY (¥)	Mar. 31, 2011 Commercial Facilities Other Than Office JPY (¥) Location	Mar. 31, 2010 Commercial Facilities Other Than Office JPY (¥) Location	Mar. 31, 2012 Land Undeveloped Or Under Construction USD ($)	Mar. 31, 2012 Land Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2011 Land Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2010 Land Undeveloped Or Under Construction JPY (¥)	Mar. 31, 2012 Land Undeveloped Or Under Construction Held for Sale USD ($)	Mar. 31, 2012 Land Undeveloped Or Under Construction Held for Sale JPY (¥)
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	$ 246	¥ 20,246	¥ 20,310	¥ 9,483	$ 7	¥ 605	¥ 2,464	¥ 1,025	$ 13	¥ 1,055	$ 93	¥ 7,621	¥ 8,451	¥ 2,868	$ 13	¥ 1,108	¥ 1,353	¥ 2,451	$ 3	¥ 269	¥ 2,758	$ 5	¥ 385	¥ 5,284	¥ 1,461	$ 27	¥ 2,220	¥ 0	¥ 1,678	$ 85	¥ 6,983
Write-downs of long-lived assets	$ 185	¥ 15,167	¥ 17,400	¥ 6,977
Number of impaired assets					3	3	7	4	17	17					25	25	26	43	5	5	18	7	7	12	4

Discontinued Operations - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Subsidiaries JPY (¥)	Mar. 31, 2010 Subsidiaries JPY (¥)	Mar. 31, 2012 Real Estate USD ($)	Mar. 31, 2012 Real Estate JPY (¥)	Mar. 31, 2011 Real Estate JPY (¥)	Mar. 31, 2010 Real Estate JPY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains on sales of subsidiaries and business units	$ 51	¥ 4,170	¥ 14,393	¥ 14,056	¥ 6,895	¥ 2,810
Gains (losses) on sales of subsidiaries and liquidation losses, net	(4)	(361)
Gains on sales of real estate properties	179	14,721	9,968	7,552			55	4,531	7,498	11,246
Rental properties held for sale							$ 413	¥ 33,933	¥ 27,486

Discontinued Operations (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 269		¥ 22,148		¥ 46,272		¥ 72,783
Income from discontinued operations, net	15	[1],[2]	1,279	[1],[2]	12,220	[1],[2]	12,989	[1],[2]
Provision for income taxes	17	[1]	1,410	[1]	(6,771)	[1]	(7,019)	[1]
Discontinued operations, net of applicable tax effect	$ 32	[1]	¥ 2,689	[1]	¥ 5,449	[1]	¥ 5,970	[1]

[1]	Pursuant to FASB Accounting Standards Codification 205-20 ("Presentation of Financial Statements-Discontinued Operations"), the results of operations which meet the criteria for discontinued operations are reported as a separate component of income, and those related amounts that had been previously reported are reclassified.
[2]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥14,056 million, ¥14,393 million and ¥4,170 million ($51 million) in fiscal 2010, 2011 and 2012, respectively.

Discontinued Operations (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, aggregate gains on sales of subsidiaries, business units, and rental properties	$ 51	¥ 4,170	¥ 14,393	¥ 14,056

Per Share Data - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted EPS	982	1,139	1,411
Convertible bond
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted EPS			2,475

Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS) (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Income attributable to ORIX Corporation from continuing operations	$ 1,023	¥ 84,055	¥ 61,787	¥ 31,475
Effect of dilutive securities-
Expense related to convertible bond	28	2,364	2,393	1,305
Income from continuing operations for diluted EPS computation	$ 1,051	¥ 86,419	¥ 64,180	¥ 32,780
Weighted-average shares	107,509	107,509	107,489	101,901
Effect of dilutive securities-
Conversion of convertible bond	24,411	24,411	24,412	21,664
Exercise of stock options	123	123	107	86
Weighted-average shares for diluted EPS computation	132,043	132,043	132,008	123,651
Earnings per share for income attributable to ORIX Corporation from continuing operations:
Basic	$ 9.51	¥ 781.84	¥ 574.83	¥ 308.87
Diluted	$ 7.96	¥ 654.47	¥ 486.19	¥ 265.1

Derivative Financial Instruments and Hedging - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (losses) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings	$ 2	¥ 181	¥ (211)	¥ 824
Net derivative losses included in accumulated other comprehensive income (loss), that will be reclassified into earnings within fiscal 2013	10	852
Net gains (losses) hedge ineffectiveness associated with instruments designated as fair value hedges recorded in earnings	$ (3)	¥ (265)	¥ (231)	¥ (307)

Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Cash flow hedges Interest rate swap agreements USD ($)	Mar. 31, 2012 Cash flow hedges Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Cash flow hedges Interest rate swap agreements JPY (¥)	Mar. 31, 2010 Cash flow hedges Interest rate swap agreements JPY (¥)	Mar. 31, 2012 Cash flow hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense USD ($)	Mar. 31, 2012 Cash flow hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense JPY (¥)	Mar. 31, 2011 Cash flow hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense JPY (¥)	Mar. 31, 2010 Cash flow hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense JPY (¥)	Mar. 31, 2012 Cash flow hedges Foreign exchange contracts USD ($)	Mar. 31, 2012 Cash flow hedges Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Cash flow hedges Foreign exchange contracts JPY (¥)	Mar. 31, 2010 Cash flow hedges Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Cash flow hedges Foreign exchange contracts Foreign currency transaction loss USD ($)	Mar. 31, 2012 Cash flow hedges Foreign exchange contracts Foreign currency transaction loss JPY (¥)	Mar. 31, 2011 Cash flow hedges Foreign exchange contracts Foreign currency transaction loss JPY (¥)	Mar. 31, 2010 Cash flow hedges Foreign exchange contracts Foreign currency transaction loss JPY (¥)	Mar. 31, 2012 Cash flow hedges Foreign currency swap agreements USD ($)	Mar. 31, 2012 Cash flow hedges Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Cash flow hedges Foreign currency swap agreements JPY (¥)	Mar. 31, 2010 Cash flow hedges Foreign currency swap agreements JPY (¥)	Mar. 31, 2012 Cash flow hedges Foreign currency swap agreements Interest on loans and investment securities/Interest expense/Foreign currency transaction loss USD ($)	Mar. 31, 2012 Cash flow hedges Foreign currency swap agreements Interest on loans and investment securities/Interest expense/Foreign currency transaction loss JPY (¥)	Mar. 31, 2011 Cash flow hedges Foreign currency swap agreements Interest on loans and investment securities/Interest expense/Foreign currency transaction loss JPY (¥)	Mar. 31, 2010 Cash flow hedges Foreign currency swap agreements Interest on loans and investment securities/Interest expense/Foreign currency transaction loss JPY (¥)	Mar. 31, 2012 Fair value hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense USD ($)	Mar. 31, 2012 Fair value hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense JPY (¥)	Mar. 31, 2011 Fair value hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense JPY (¥)	Mar. 31, 2010 Fair value hedges Interest rate swap agreements Interest on loans and investment securities/Interest expense JPY (¥)	Mar. 31, 2012 Fair value hedges Foreign exchange contracts Foreign currency transaction loss USD ($)	Mar. 31, 2012 Fair value hedges Foreign exchange contracts Foreign currency transaction loss JPY (¥)	Mar. 31, 2011 Fair value hedges Foreign exchange contracts Foreign currency transaction loss JPY (¥)	Mar. 31, 2010 Fair value hedges Foreign exchange contracts Foreign currency transaction loss JPY (¥)	Mar. 31, 2012 Fair value hedges Foreign currency swap agreements Foreign currency transaction loss USD ($)	Mar. 31, 2012 Fair value hedges Foreign currency swap agreements Foreign currency transaction loss JPY (¥)	Mar. 31, 2011 Fair value hedges Foreign currency swap agreements Foreign currency transaction loss JPY (¥)	Mar. 31, 2010 Fair value hedges Foreign currency swap agreements Foreign currency transaction loss JPY (¥)	Mar. 31, 2012 Fair value hedges Foreign Exchange Long Term Debt Foreign currency transaction loss USD ($)	Mar. 31, 2012 Fair value hedges Foreign Exchange Long Term Debt Foreign currency transaction loss JPY (¥)	Mar. 31, 2011 Fair value hedges Foreign Exchange Long Term Debt Foreign currency transaction loss JPY (¥)	Mar. 31, 2012 Hedges of net investment in foreign operations Foreign exchange contracts USD ($)	Mar. 31, 2012 Hedges of net investment in foreign operations Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Hedges of net investment in foreign operations Foreign exchange contracts JPY (¥)	Mar. 31, 2010 Hedges of net investment in foreign operations Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Hedges of net investment in foreign operations Foreign exchange contracts Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net USD ($)	Mar. 31, 2012 Hedges of net investment in foreign operations Foreign exchange contracts Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net JPY (¥)	Mar. 31, 2011 Hedges of net investment in foreign operations Foreign exchange contracts Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net JPY (¥)	Mar. 31, 2010 Hedges of net investment in foreign operations Foreign exchange contracts Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net JPY (¥)	Mar. 31, 2012 Hedges of net investment in foreign operations Debt Loans and Bonds in Local Currency USD ($)	Mar. 31, 2012 Hedges of net investment in foreign operations Debt Loans and Bonds in Local Currency JPY (¥)	Mar. 31, 2011 Hedges of net investment in foreign operations Debt Loans and Bonds in Local Currency JPY (¥)	Mar. 31, 2010 Hedges of net investment in foreign operations Debt Loans and Bonds in Local Currency JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other operating revenues/expenses USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other operating revenues/expenses JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other operating revenues/expenses JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other operating revenues/expenses JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Foreign exchange contracts Brokerage commissions and net gains (losses) on investment securities USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Foreign exchange contracts Brokerage commissions and net gains (losses) on investment securities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign exchange contracts Brokerage commissions and net gains (losses) on investment securities JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Foreign exchange contracts Brokerage commissions and net gains (losses) on investment securities JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Other operating revenues/expenses USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Other operating revenues/expenses JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Other operating revenues/expenses JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Other operating revenues/expenses JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Future Brokerage commissions and net gains (losses) on investment securities USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Future Brokerage commissions and net gains (losses) on investment securities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Future Brokerage commissions and net gains (losses) on investment securities JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Future Brokerage commissions and net gains (losses) on investment securities JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other operating revenues/expenses USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other operating revenues/expenses JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other operating revenues/expenses JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other operating revenues/expenses JPY (¥)	Mar. 31, 2010 Trading derivatives or derivatives not designated as hedging instruments Options held/written, Caps held Other operating revenues/expenses JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Other operating revenues/expenses USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Other operating revenues/expenses JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Other operating revenues/expenses JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	$ (6)	¥ (489)	¥ 598	¥ 1,070					$ (7)	¥ (526)	¥ 526	¥ (28)					$ (5)	¥ (409)	¥ (2,623)	¥ (2,415)																				$ (15)	¥ (1,198)	¥ 4,468	¥ (45)					$ 16	¥ 1,348	¥ 3,711	¥ 1,783
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)					0	44	313	89					(8)	(696)	(291)	28					12	1,031	(383)	1,030																				0	0	39	820	0	0	0	0
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0	0	0	0					0	0	0	0					0	0	0	0																				0	0	0	0					0	0	0	0
Gains (losses) recognized in income on derivative																									50	4,072	1,986	924	12	972	8,765	4,700	3	227	4,297	349	1	69	1,193													0	23	34	14	7	615	(245)	67	0	24	(10)	998	(13)	(1,056)	1,897	(147)	(1)	(92)	(675)	383	(477)	2	137	660
Gains (losses) recognized in income on hedged item																									$ (53)	¥ (4,337)	¥ (2,217)	¥ (1,231)	$ (12)	¥ (972)	¥ (8,765)	¥ (4,700)	$ (3)	¥ (227)	¥ (4,297)	¥ (349)	$ (1)	¥ (69)	¥ (1,193)

Notional Amounts of Derivative Instruments and Fair Values of Derivative Instruments in Consolidated Balance Sheets (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 Derivatives designated as hedging instruments Interest rate swap agreements USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Interest rate swap agreements JPY (¥)	Mar. 31, 2012 Derivatives designated as hedging instruments Interest rate swap agreements Other Receivables USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Interest rate swap agreements Other Receivables JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Interest rate swap agreements Other Receivables JPY (¥)	Mar. 31, 2012 Derivatives designated as hedging instruments Interest rate swap agreements Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Interest rate swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Interest rate swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2012 Derivatives designated as hedging instruments Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Derivatives designated as hedging instruments Futures, Foreign exchange contracts Other Receivables USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Futures, Foreign exchange contracts Other Receivables JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Futures, Foreign exchange contracts Other Receivables JPY (¥)	Mar. 31, 2012 Derivatives designated as hedging instruments Futures, Foreign exchange contracts Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Futures, Foreign exchange contracts Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Futures, Foreign exchange contracts Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2012 Derivatives designated as hedging instruments Foreign currency swap agreements USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2012 Derivatives designated as hedging instruments Foreign currency swap agreements Other Receivables USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Foreign currency swap agreements Other Receivables JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Foreign currency swap agreements Other Receivables JPY (¥)	Mar. 31, 2012 Derivatives designated as hedging instruments Foreign currency swap agreements Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Foreign currency swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Foreign currency swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2012 Derivatives designated as hedging instruments Foreign Exchange Long Term Debt USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Foreign Exchange Long Term Debt JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Foreign Exchange Long Term Debt JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other Receivables USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other Receivables JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other Receivables JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts Other Receivables USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts Other Receivables JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts Other Receivables JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Other Receivables JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Options held/written, Caps held JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Options held/written, Caps held Other Receivables JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Options held/written, Caps held Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Other Receivables USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Other Receivables JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other Receivables USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other Receivables JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other Receivables JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Trade notes, accounts payable and other liabilities JPY (¥)
Derivatives, Fair Value [Line Items]
Notional amount	$ 2,853	¥ 234,523	¥ 276,132							$ 1,105	¥ 90,813	¥ 163,342							$ 1,064	¥ 87,480	¥ 179,429							$ 1,856	¥ 152,508	¥ 116,695	$ 16	¥ 1,329	¥ 3,129							$ 2,293	¥ 188,446	¥ 227,640							¥ 10,073			¥ 124,034			$ 1,912	¥ 157,134					$ 121	¥ 9,913	¥ 36,027
Asset derivatives Fair value				56	4,624	2,070							4	325	1,075							67	5,540	13,072				0	0	0				0	0	0							9	702	1,558					1,694			3,467				72	5,924						1	97	49
Liability derivatives Fair value							$ 15	¥ 1,253	¥ 1,273							$ 61	¥ 4,985	¥ 3,509							$ 66	¥ 5,432	¥ 31,830	$ 0	¥ 0	¥ 0							$ 0	¥ 24	¥ 47							$ 6	¥ 512	¥ 1,459			¥ 1,651			¥ 2,071					$ 54	¥ 4,430							$ 0	¥ 23	¥ 236

Details of Credit Derivatives Written (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Credit default swap
Credit Derivatives [Line Items]
The events or circumstances that would require the seller to perform under the credit derivative	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company [1]
Maximum potential amount of future payment under the credit derivative	¥ 7,000
Approximate remaining term of the credit derivative	Less than one year
Fair value of the credit derivative	48
Total return swap
Credit Derivatives [Line Items]
The events or circumstances that would require the seller to perform under the credit derivative	In case of underlying reference CMBS price falling beyond certain extent [2]
Maximum potential amount of future payment under the credit derivative	28,606
Approximate remaining term of the credit derivative	Less than one year
Fair value of the credit derivative	¥ (236)

[1]	Underlying reference company's credit ratings are BBB+ or better rated by rating agencies as of March 31, 2011.
[2]	Underlying reference CMBS is highest grade tranche and its credit rating is BBB or better rated by rating agencies as of March 31, 2011. Unless such highest grade tranche of CMBS incurs a loss, the Company and its subsidiaries will not suffer a loss.

Significant Concentrations of Credit Risk - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Real Estate Investment	Mar. 31, 2011 Real Estate Investment	Mar. 31, 2012 Consumer Housing loans	Mar. 31, 2011 Consumer Housing loans	Mar. 31, 2012 Japan USD ($)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2012 United States USD ($)	Mar. 31, 2012 United States JPY (¥)	Mar. 31, 2011 United States JPY (¥)
Concentration Risk [Line Items]
Concentration of risk description	No concentration with a single obligor exceeded 1% of consolidated total assets.	No concentration with a single obligor exceeded 1% of consolidated total assets.
Credit exposures on a geographic basis							$ 57,584	¥ 4,733,000	¥ 4,854,000	$ 10,442	¥ 858,000	¥ 1,001,000
Concentration risk , percentage			12.50%	12.70%	10.38%	9.62%	77.00%	77.00%	76.00%

Financial Instruments and Derivatives Financial Instruments, Except for Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts (Detail)
In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2012 Trading Instruments Level 1 USD ($)	Mar. 31, 2012 Trading Instruments Level 1 JPY (¥)	Mar. 31, 2012 Trading Instruments Level 2 USD ($)	Mar. 31, 2012 Trading Instruments Level 2 JPY (¥)	Mar. 31, 2012 Trading Instruments Level 3 USD ($)	Mar. 31, 2012 Trading Instruments Level 3 JPY (¥)	Mar. 31, 2012 Trading Instruments Futures, Foreign exchange contracts Level 1 USD ($)	Mar. 31, 2012 Trading Instruments Futures, Foreign exchange contracts Level 1 JPY (¥)	Mar. 31, 2012 Trading Instruments Futures, Foreign exchange contracts Level 2 USD ($)	Mar. 31, 2012 Trading Instruments Futures, Foreign exchange contracts Level 2 JPY (¥)	Mar. 31, 2012 Trading Instruments Futures, Foreign exchange contracts Level 3 USD ($)	Mar. 31, 2012 Trading Instruments Futures, Foreign exchange contracts Level 3 JPY (¥)	Mar. 31, 2012 Trading Instruments Credit derivatives held/written Level 1 USD ($)	Mar. 31, 2012 Trading Instruments Credit derivatives held/written Level 1 JPY (¥)	Mar. 31, 2012 Trading Instruments Credit derivatives held/written Level 2 USD ($)	Mar. 31, 2012 Trading Instruments Credit derivatives held/written Level 2 JPY (¥)	Mar. 31, 2012 Trading Instruments Credit derivatives held/written Level 3 USD ($)	Mar. 31, 2012 Trading Instruments Credit derivatives held/written Level 3 JPY (¥)	Mar. 31, 2012 Trading Instruments Options Held (Written), Caps Held and Other Level 1 USD ($)	Mar. 31, 2012 Trading Instruments Options Held (Written), Caps Held and Other Level 1 JPY (¥)	Mar. 31, 2012 Trading Instruments Options Held (Written), Caps Held and Other Level 2 USD ($)	Mar. 31, 2012 Trading Instruments Options Held (Written), Caps Held and Other Level 2 JPY (¥)	Mar. 31, 2012 Trading Instruments Options Held (Written), Caps Held and Other Level 3 USD ($)	Mar. 31, 2012 Trading Instruments Options Held (Written), Caps Held and Other Level 3 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Futures, Foreign exchange contracts Level 1 USD ($)	Mar. 31, 2012 Non Trading Instruments Futures, Foreign exchange contracts Level 1 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Futures, Foreign exchange contracts Level 2 USD ($)	Mar. 31, 2012 Non Trading Instruments Futures, Foreign exchange contracts Level 2 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Futures, Foreign exchange contracts Level 3 USD ($)	Mar. 31, 2012 Non Trading Instruments Futures, Foreign exchange contracts Level 3 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Assets Level 1 USD ($)	Mar. 31, 2012 Non Trading Instruments Assets Level 1 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Assets Level 2 USD ($)	Mar. 31, 2012 Non Trading Instruments Assets Level 2 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Assets Level 3 USD ($)	Mar. 31, 2012 Non Trading Instruments Assets Level 3 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Investment in securities Level 1 USD ($)		Mar. 31, 2012 Non Trading Instruments Investment in securities Level 1 JPY (¥)		Mar. 31, 2012 Non Trading Instruments Investment in securities Level 2 USD ($)		Mar. 31, 2012 Non Trading Instruments Investment in securities Level 2 JPY (¥)		Mar. 31, 2012 Non Trading Instruments Investment in securities Level 3 USD ($)		Mar. 31, 2012 Non Trading Instruments Investment in securities Level 3 JPY (¥)		Mar. 31, 2012 Non Trading Instruments Liabilities Level 1 USD ($)	Mar. 31, 2012 Non Trading Instruments Liabilities Level 1 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Liabilities Level 2 USD ($)	Mar. 31, 2012 Non Trading Instruments Liabilities Level 2 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Liabilities Level 3 USD ($)	Mar. 31, 2012 Non Trading Instruments Liabilities Level 3 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Foreign currency swap agreements Level 1 USD ($)	Mar. 31, 2012 Non Trading Instruments Foreign currency swap agreements Level 1 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Foreign currency swap agreements Level 2 USD ($)	Mar. 31, 2012 Non Trading Instruments Foreign currency swap agreements Level 2 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Foreign currency swap agreements Level 3 USD ($)	Mar. 31, 2012 Non Trading Instruments Foreign currency swap agreements Level 3 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Interest rate swap agreements Level 1 USD ($)	Mar. 31, 2012 Non Trading Instruments Interest rate swap agreements Level 1 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Interest rate swap agreements Level 2 USD ($)	Mar. 31, 2012 Non Trading Instruments Interest rate swap agreements Level 2 JPY (¥)	Mar. 31, 2012 Non Trading Instruments Interest rate swap agreements Level 3 USD ($)	Mar. 31, 2012 Non Trading Instruments Interest rate swap agreements Level 3 JPY (¥)	Mar. 31, 2012 Carrying amount Trading Instruments USD ($)	Mar. 31, 2012 Carrying amount Trading Instruments JPY (¥)	Mar. 31, 2011 Carrying amount Trading Instruments JPY (¥)	Mar. 31, 2012 Carrying amount Trading Instruments Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Carrying amount Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Carrying amount Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Carrying amount Trading Instruments Credit derivatives held/written USD ($)	Mar. 31, 2012 Carrying amount Trading Instruments Credit derivatives held/written JPY (¥)	Mar. 31, 2011 Carrying amount Trading Instruments Credit derivatives held/written JPY (¥)	Mar. 31, 2011 Carrying amount Trading Instruments Options held/written, Caps held JPY (¥)	Mar. 31, 2012 Carrying amount Trading Instruments Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2012 Carrying amount Trading Instruments Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2012 Carrying amount Non Trading Instruments Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Carrying amount Non Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Carrying amount Non Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Carrying amount Non Trading Instruments Assets USD ($)	Mar. 31, 2012 Carrying amount Non Trading Instruments Assets JPY (¥)	Mar. 31, 2011 Carrying amount Non Trading Instruments Assets JPY (¥)	Mar. 31, 2012 Carrying amount Non Trading Instruments Investment in securities USD ($)		Mar. 31, 2012 Carrying amount Non Trading Instruments Investment in securities JPY (¥)		Mar. 31, 2011 Carrying amount Non Trading Instruments Investment in securities JPY (¥)		Mar. 31, 2012 Carrying amount Non Trading Instruments Liabilities USD ($)	Mar. 31, 2012 Carrying amount Non Trading Instruments Liabilities JPY (¥)	Mar. 31, 2011 Carrying amount Non Trading Instruments Liabilities JPY (¥)	Mar. 31, 2012 Carrying amount Non Trading Instruments Foreign currency swap agreements USD ($)	Mar. 31, 2012 Carrying amount Non Trading Instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Carrying amount Non Trading Instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2012 Carrying amount Non Trading Instruments Interest rate swap agreements USD ($)	Mar. 31, 2012 Carrying amount Non Trading Instruments Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Carrying amount Non Trading Instruments Interest rate swap agreements JPY (¥)	Mar. 31, 2012 Estimated fair value Trading Instruments USD ($)	Mar. 31, 2012 Estimated fair value Trading Instruments JPY (¥)	Mar. 31, 2011 Estimated fair value Trading Instruments JPY (¥)	Mar. 31, 2012 Estimated fair value Trading Instruments Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Estimated fair value Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Estimated fair value Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Estimated fair value Trading Instruments Credit derivatives held/written USD ($)	Mar. 31, 2012 Estimated fair value Trading Instruments Credit derivatives held/written JPY (¥)	Mar. 31, 2011 Estimated fair value Trading Instruments Credit derivatives held/written JPY (¥)	Mar. 31, 2011 Estimated fair value Trading Instruments Options held/written, Caps held JPY (¥)	Mar. 31, 2012 Estimated fair value Trading Instruments Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2012 Estimated fair value Trading Instruments Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Assets USD ($)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Assets JPY (¥)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Assets JPY (¥)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Investment in securities USD ($)		Mar. 31, 2012 Estimated fair value Non Trading Instruments Investment in securities JPY (¥)		Mar. 31, 2011 Estimated fair value Non Trading Instruments Investment in securities JPY (¥)		Mar. 31, 2012 Estimated fair value Non Trading Instruments Liabilities USD ($)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Liabilities JPY (¥)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Liabilities JPY (¥)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Foreign currency swap agreements USD ($)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Interest rate swap agreements USD ($)	Mar. 31, 2012 Estimated fair value Non Trading Instruments Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Interest rate swap agreements JPY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	$ 156	¥ 12,817		¥ 71,991			$ 5	¥ 384	$ 151	¥ 12,433	$ 0	¥ 0																																																													$ 156	¥ 12,817	¥ 71,991																															$ 156	¥ 12,817	¥ 71,991
Assets	101,653	8,354,874		8,581,582	7,739,800								7	649	1	43	0	0	0	0	1	97	0	0	0	0	8	631	64	5,293	0	0	4	335	0	0																									0	0	67	5,540	0	0	0	0	56	4,624	0	0				8	692	1,524	1	97	49	3,467	72	5,924	4	335	1,109													67	5,540	14,766	56	4,624	2,070				8	692	1,524	1	97	49	3,467	72	5,924	4	335	1,109													67	5,540	14,766	56	4,624	2,070
Liabilities	83,725	6,881,369		7,206,652									5	412	1	70	0	0	0	0	0	23	0	0	0	0	54	4,430	0	0	0	0	61	5,015	0	0																									0	0	66	5,432	0	0	0	0	16	1,277	0	0				6	482	1,254	0	23	236	2,071	54	4,430	61	5,015	3,714													66	5,432	33,481	16	1,277	1,320				6	482	1,254	0	23	236	2,071	54	4,430	61	5,015	3,714													66	5,432	33,481	16	1,277	1,320
Cash and Cash Equivalents	9,574	786,892	8,908	732,127	639,087	459,969																															9,574	786,892	0	0	0	0																																														9,574	786,892	732,127																															9,574	786,892	732,127
Restricted Cash	1,500	123,295		118,065																																	1,500	123,295	0	0	0	0																																														1,500	123,295	118,065																															1,500	123,295	118,065
Time Deposits	293	24,070		5,148																																	0	0	293	24,070	0	0																																														293	24,070	5,148																															293	24,070	5,148
Installment loans (net of allowance for probable loan losses)																																					0	0	960	78,934	31,516	2,590,262																																														32,244	2,650,162	2,850,215																															32,476	2,669,196	2,860,886
Practicable to estimate fair value																																											2,105		173,056		6,346		521,603		2,965		243,655																																						11,382		935,495		937,129																													11,416		938,314		937,541
Not practicable to estimate fair value																																											0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]																																					2,422	[1]	199,078	[1]	166,261	[2]																												2,422	[1]	199,078	[1]	166,261	[2]
Short-term debt	5,572	457,973		478,633																																																			0	0	5,572	457,973	0	0																																					5,572	457,973	478,633																															5,572	457,973	478,633
Deposits	13,426	1,103,514		1,065,175																																																			0	0	13,474	1,107,440	0	0																																					13,426	1,103,514	1,065,175																															13,474	1,107,440	1,070,513
Long-term debt	$ 51,922	¥ 4,267,480		¥ 4,531,268																																																			$ 0	¥ 0	$ 18,148	¥ 1,491,620	$ 33,715	¥ 2,770,992																																					$ 51,922	¥ 4,267,480	¥ 4,531,268																															$ 51,863	¥ 4,262,612	¥ 4,491,271

[1]	The fair value of investment securities of ¥199,078 million ($2,422 million) was not estimated, as it was not practical.
[2]	The fair value of investment securities of ¥166,261 million was not estimated, as it was not practical.

Financial Instruments and Derivatives Financial Instruments, Except for Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts (Parenthetical) (Detail) (Investment in securities, Non Trading Instruments)
In Millions, unless otherwise specified	Mar. 31, 2012 Carrying amount USD ($)		Mar. 31, 2012 Carrying amount JPY (¥)		Mar. 31, 2011 Carrying amount JPY (¥)		Mar. 31, 2012 Estimated fair value USD ($)		Mar. 31, 2012 Estimated fair value JPY (¥)		Mar. 31, 2011 Estimated fair value JPY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	$ 2,422	[1]	¥ 199,078	[1]	¥ 166,261	[2]	$ 2,422	[1]	¥ 199,078	[1]	¥ 166,261	[2]

[1]	The fair value of investment securities of ¥199,078 million ($2,422 million) was not estimated, as it was not practical.
[2]	The fair value of investment securities of ¥166,261 million was not estimated, as it was not practical.

Commitments, Guarantees and Contingent Liabilities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Corporate Loans USD ($)	Mar. 31, 2012 Corporate Loans JPY (¥)	Mar. 31, 2011 Corporate Loans JPY (¥)	Mar. 31, 2012 Corporate Loans Performance Guarantee USD ($)	Mar. 31, 2012 Corporate Loans Performance Guarantee JPY (¥)	Mar. 31, 2011 Corporate Loans Performance Guarantee JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	$ 150	¥ 12,337
Total rental payments under operating lease agreements	93	7,681	8,131	9,571
Payments for computer systems under non-cancelable contracts	5	442	759	1,029
Longest non-cancelable contracts, maturity year	2016	2016
Estimated construction costs	964	79,224
Total unused credit and capital amount available	1,183	97,235
Guarantee Obligations Maximum Exposure	6,625	544,492	509,736		4,385	360,436	325,557	15,014	1,234,000	1,227,000
Guarantee Obligations Current Carrying Value	$ 122	¥ 9,989	¥ 6,533		$ 19	¥ 1,577	¥ 1,958	$ 8	¥ 666	¥ 702

Minimum Future Rentals on Non-Cancelable Operating Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Operating Leases [Line Items]
2013	$ 44	¥ 3,653
2014	40	3,325
2015	29	2,362
2016	26	2,157
2017	25	2,070
Thereafter	193	15,771
Total	$ 357	¥ 29,338

Amounts Due under Non Cancelable Contracts (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
2013	$ 2	¥ 157
2014	1	97
2015	1	97
2016	1	35
Total	$ 5	¥ 386

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts (Detail)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Corporate Loans USD ($)	Mar. 31, 2012 Corporate Loans JPY (¥)	Mar. 31, 2011 Corporate Loans JPY (¥)	Mar. 31, 2012 Transferred Loans USD ($)	Mar. 31, 2012 Transferred Loans JPY (¥)	Mar. 31, 2011 Transferred Loans JPY (¥)	Mar. 31, 2012 Housing Loans USD ($)	Mar. 31, 2012 Housing Loans JPY (¥)	Mar. 31, 2011 Housing Loans JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2011 Other JPY (¥)
Guarantor Obligations [Line Items]
Potential future payment	$ 6,625	¥ 544,492	¥ 509,736	$ 4,385	¥ 360,436	¥ 325,557	$ 1,978	¥ 162,554	¥ 166,936	$ 238	¥ 19,511	¥ 16,949	$ 24	¥ 1,991	¥ 294
Book value of guarantee liabilities	$ 122	¥ 9,989	¥ 6,533	$ 19	¥ 1,577	¥ 1,958	$ 47	¥ 3,869	¥ 2,218	$ 56	¥ 4,536	¥ 2,353	$ 0	¥ 7	¥ 4
Maturity of the longest contract (Years)	-	-	-	2026	2026	2018	2043	2043	2043	2051	2051	2051	2024	2024	2018

Financial Information of Segments (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2012 Corporate Financial Services USD ($)	Mar. 31, 2012 Corporate Financial Services JPY (¥)	Mar. 31, 2011 Corporate Financial Services JPY (¥)	Mar. 31, 2010 Corporate Financial Services JPY (¥)	Mar. 31, 2012 Maintenance Leasing USD ($)	Mar. 31, 2012 Maintenance Leasing JPY (¥)	Mar. 31, 2011 Maintenance Leasing JPY (¥)	Mar. 31, 2010 Maintenance Leasing JPY (¥)	Mar. 31, 2012 Real Estate USD ($)	Mar. 31, 2012 Real Estate JPY (¥)	Mar. 31, 2011 Real Estate JPY (¥)	Mar. 31, 2010 Real Estate JPY (¥)	Mar. 31, 2012 Investment Banking USD ($)	Mar. 31, 2012 Investment Banking JPY (¥)	Mar. 31, 2011 Investment Banking JPY (¥)	Mar. 31, 2010 Investment Banking JPY (¥)	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2010 Retail JPY (¥)	Mar. 31, 2012 Overseas USD ($)	Mar. 31, 2012 Overseas JPY (¥)	Mar. 31, 2011 Overseas JPY (¥)	Mar. 31, 2010 Overseas JPY (¥)	Mar. 31, 2012 Total USD ($)	Mar. 31, 2012 Total JPY (¥)	Mar. 31, 2011 Total JPY (¥)	Mar. 31, 2010 Total JPY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 11,837		¥ 972,884		¥ 946,878		¥ 890,552		$ 881	¥ 72,449	¥ 79,305	¥ 84,167	$ 2,822	¥ 231,951	¥ 225,830	¥ 226,179	$ 2,709	¥ 222,631	¥ 217,590	¥ 215,001	$ 892	¥ 73,293	¥ 89,595	¥ 87,318	$ 1,948	¥ 160,071	¥ 148,768	¥ 155,491	$ 2,278	¥ 187,240	¥ 176,875	¥ 185,906	$ 11,530	¥ 947,635	¥ 937,963	¥ 954,062
Interest revenue									242	19,901	23,830	33,511	4	343	189	74	131	10,729	13,181	16,021	264	21,716	24,083	24,339	353	29,041	28,171	34,174	392	32,212	34,841	26,926	1,386	113,942	124,295	135,045
Interest expense	1,349		110,868		122,765		81,444		119	9,759	12,877	18,455	51	4,186	4,998	5,611	197	16,188	18,706	21,131	70	5,757	6,639	7,393	88	7,195	8,980	10,580	233	19,212	16,931	17,273	758	62,297	69,131	80,443
Depreciation and amortization	2,047		168,233		166,484		164,821		42	3,420	5,605	10,776	1,202	98,810	98,577	100,316	236	19,427	17,148	17,305	22	1,814	1,760	2,199	132	10,849	11,129	14,241	343	28,194	27,662	29,206	1,977	162,514	161,881	174,043
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	234		19,215		31,103		71,525		28	2,278	12,718	40,533	0	10	1,955	2,013	36	2,988	1,131	9,521	91	7,471	6,772	2,278	14	1,128	1,409	9,277	46	3,811	3,226	7,901	215	17,686	27,211	71,523
Write-downs of long-lived assets	185		15,167		17,400		6,977		10	793	104	152	0	0	0	0	137	11,311	13,278	4,379	9	713	996	283	0	0	0	0	10	798	1,770	2,163	166	13,615	16,148	6,977
Increase (Decrease) in policy liabilities	77		6,321		(11,692)		(32,927)		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	77	6,321	(11,692)	(32,927)	0	0	0	0	77	6,321	(11,692)	(32,927)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net									8	687	487	613	2	146	157	86	16	1,310	2,585	3,747	86	7,033	1,333	(6,233)	(122)	(9,996)	52	19,039	77	6,299	13,382	8,635	67	5,479	17,996	25,887
Discontinued operations	15	[1],[2]	1,279	[1],[2]	12,220	[1],[2]	12,989	[1],[2]	6	475	121	(77)	0	0	0	0	(8)	(644)	7,004	12,732	(5)	(401)	6,225	917	7	592	87	104	8	666	(51)	(733)	8	688	13,386	12,943
Segment profits	1,077		88,542		72,607		40,937		262	21,532	10,035	(19,481)	422	34,710	26,203	23,307	16	1,349	54	138	194	15,983	13,212	(2,350)	266	21,825	23,777	31,104	606	49,768	45,639	37,142	1,766	145,167	118,920	69,860
Segment assets	101,653		8,354,874		8,581,582		7,739,800		10,935	898,776	968,327	1,140,251	6,543	537,782	502,738	515,716	16,659	1,369,220	1,539,814	1,677,402	5,733	471,145	506,011	511,333	21,152	1,738,454	1,653,704	1,578,758	12,006	986,762	972,224	860,815	73,028	6,002,139	6,142,818	6,284,275
Long-lived assets									329	27,029	37,919	25,626	3,985	327,489	312,261	303,809	11,888	977,102	1,016,039	1,013,190	413	33,964	45,139	48,540	547	44,986	42,686	44,838	2,375	195,207	193,724	133,462	19,537	1,605,777	1,647,768	1,569,465
Expenditures for long-lived assets									11	909	3,744	4,623	1,543	126,779	118,283	77,261	279	22,945	40,270	51,001	6	507	6,168	765	0	14	86	24	773	63,506	58,156	26,939	2,612	214,660	226,707	160,613
Investment in affiliates	$ 4,036		¥ 331,717		¥ 373,376				$ 205	¥ 16,842	¥ 15,993	¥ 15,605	$ 11	¥ 880	¥ 710	¥ 631	$ 1,031	¥ 84,697	¥ 84,325	¥ 82,768	$ 748	¥ 61,469	¥ 55,151	¥ 56,704	$ 964	¥ 79,255	¥ 110,375	¥ 167,293	$ 1,077	¥ 88,564	¥ 106,813	¥ 86,700	$ 4,036	¥ 331,707	¥ 373,367	¥ 409,701

[1]	Pursuant to FASB Accounting Standards Codification 205-20 ("Presentation of Financial Statements-Discontinued Operations"), the results of operations which meet the criteria for discontinued operations are reported as a separate component of income, and those related amounts that had been previously reported are reclassified.
[2]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥14,056 million, ¥14,393 million and ¥4,170 million ($51 million) in fiscal 2010, 2011 and 2012, respectively.

Reconciliation of Segment Totals to Consolidated Financial Statement Amounts (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2012 Total USD ($)	Mar. 31, 2012 Total JPY (¥)	Mar. 31, 2011 Total JPY (¥)	Mar. 31, 2010 Total JPY (¥)	Mar. 31, 2012 Corporate Assets USD ($)	Mar. 31, 2012 Corporate Assets JPY (¥)	Mar. 31, 2011 Corporate Assets JPY (¥)	Mar. 31, 2010 Corporate Assets JPY (¥)	Mar. 31, 2012 Variable Interest Entities USD ($)	Mar. 31, 2012 Variable Interest Entities JPY (¥)	Mar. 31, 2011 Variable Interest Entities JPY (¥)	Mar. 31, 2010 Variable Interest Entities JPY (¥)	Mar. 31, 2012 Segment, Discontinued Operations USD ($)	Mar. 31, 2012 Segment, Discontinued Operations JPY (¥)	Mar. 31, 2011 Segment, Discontinued Operations JPY (¥)	Mar. 31, 2010 Segment, Discontinued Operations JPY (¥)	Mar. 31, 2012 Corporate interest expenses, general and administrative expenses USD ($)	Mar. 31, 2012 Corporate interest expenses, general and administrative expenses JPY (¥)	Mar. 31, 2011 Corporate interest expenses, general and administrative expenses JPY (¥)	Mar. 31, 2010 Corporate interest expenses, general and administrative expenses JPY (¥)	Mar. 31, 2012 Corporate write-downs of securities USD ($)	Mar. 31, 2012 Corporate write-downs of securities JPY (¥)	Mar. 31, 2011 Corporate write-downs of securities JPY (¥)	Mar. 31, 2010 Corporate write-downs of securities JPY (¥)	Mar. 31, 2012 Corporate net gains (losses) on investment securities USD ($)	Mar. 31, 2012 Corporate net gains (losses) on investment securities JPY (¥)	Mar. 31, 2011 Corporate net gains (losses) on investment securities JPY (¥)	Mar. 31, 2010 Corporate net gains (losses) on investment securities JPY (¥)	Mar. 31, 2012 Corporate other gains or loss USD ($)	Mar. 31, 2012 Corporate other gains or loss JPY (¥)	Mar. 31, 2011 Corporate other gains or loss JPY (¥)	Mar. 31, 2010 Corporate other gains or loss JPY (¥)	Mar. 31, 2012 Gain Loss Related To Assets Or Debt Of Certain Variable Interest Entities USD ($)	Mar. 31, 2012 Gain Loss Related To Assets Or Debt Of Certain Variable Interest Entities JPY (¥)	Mar. 31, 2011 Gain Loss Related To Assets Or Debt Of Certain Variable Interest Entities JPY (¥)	Mar. 31, 2010 Gain Loss Related To Assets Or Debt Of Certain Variable Interest Entities JPY (¥)	Mar. 31, 2012 Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests USD ($)	Mar. 31, 2012 Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests JPY (¥)	Mar. 31, 2011 Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests JPY (¥)	Mar. 31, 2010 Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests JPY (¥)	Mar. 31, 2012 Cash and Cash Equivalents, Restricted Cash and Time Deposits USD ($)	Mar. 31, 2012 Cash and Cash Equivalents, Restricted Cash and Time Deposits JPY (¥)	Mar. 31, 2011 Cash and Cash Equivalents, Restricted Cash and Time Deposits JPY (¥)	Mar. 31, 2010 Cash and Cash Equivalents, Restricted Cash and Time Deposits JPY (¥)	Mar. 31, 2012 Allowance for doubtful receivables on direct financing leases and probable loan losses USD ($)	Mar. 31, 2012 Allowance for doubtful receivables on direct financing leases and probable loan losses JPY (¥)	Mar. 31, 2011 Allowance for doubtful receivables on direct financing leases and probable loan losses JPY (¥)	Mar. 31, 2010 Allowance for doubtful receivables on direct financing leases and probable loan losses JPY (¥)	Mar. 31, 2012 Other Receivables USD ($)	Mar. 31, 2012 Other Receivables JPY (¥)	Mar. 31, 2011 Other Receivables JPY (¥)	Mar. 31, 2010 Other Receivables JPY (¥)	Mar. 31, 2012 Other corporate assets USD ($)	Mar. 31, 2012 Other corporate assets JPY (¥)	Mar. 31, 2011 Other corporate assets JPY (¥)	Mar. 31, 2010 Other corporate assets JPY (¥)
Segment revenues:
Revenues	$ 11,837		¥ 972,884		¥ 946,878		¥ 890,552		$ 11,530	¥ 947,635	¥ 937,963	¥ 954,062	$ 67	¥ 5,564	¥ 3,440	¥ 5,818	$ 509	¥ 41,833	¥ 51,747	¥ 3,455	$ (269)	¥ (22,148)	¥ (46,272)	¥ (72,783)
Segment profits:
Segment profits (losses)	1,077		88,542		72,607		40,937		1,766	145,167	118,920	69,860									(15)	(1,279)	(12,220)	(12,989)	(187)	(14,690)	(11,852)	(276)	0	0	(615)	(887)	0	0	203	173	(36)	(3,689)	(4,876)	(3,004)	31	2,583	(1,591)	0	29	2,392	5,332	3,180
Income before income taxes and discontinued operations	1,588	[1]	130,484	[1]	93,301	[1]	56,057	[1]
Segment assets:
Assets	$ 101,653		¥ 8,354,874		¥ 8,581,582		¥ 7,739,800		$ 73,028	¥ 6,002,139	¥ 6,142,818	¥ 6,284,275					$ 10,536	¥ 865,935	¥ 1,011,833	¥ 199,660																													$ 11,367	¥ 934,257	¥ 855,340	¥ 717,121	$ (1,662)	¥ (136,588)	¥ (154,150)	¥ (157,523)	$ 2,289	¥ 188,108	¥ 182,013	¥ 210,521	$ 6,095	¥ 501,023	¥ 543,728	¥ 485,746

[1]	Results of discontinued operations are included in each amount attributed to each geographic area.

Geographical Revenues and Income Before Income Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2012 Japan USD ($)		Mar. 31, 2012 Japan JPY (¥)		Mar. 31, 2011 Japan JPY (¥)		Mar. 31, 2010 Japan JPY (¥)		Mar. 31, 2012 Americas USD ($)		Mar. 31, 2012 Americas JPY (¥)		Mar. 31, 2011 Americas JPY (¥)		Mar. 31, 2010 Americas JPY (¥)		Mar. 31, 2012 Other Countries USD ($)		Mar. 31, 2012 Other Countries JPY (¥)		Mar. 31, 2011 Other Countries JPY (¥)		Mar. 31, 2010 Other Countries JPY (¥)		Mar. 31, 2012 Geographical inter segment, Eliminations USD ($)		Mar. 31, 2012 Geographical inter segment, Eliminations JPY (¥)		Mar. 31, 2011 Geographical inter segment, Eliminations JPY (¥)		Mar. 31, 2010 Geographical inter segment, Eliminations JPY (¥)
Segment Reporting Information [Line Items]
Total Revenues	$ 11,837	[1]	¥ 972,884	[1]	¥ 946,878	[1]	¥ 890,552	[1]	$ 9,356	[1]	¥ 768,955	[1]	¥ 771,403	[1]	¥ 784,537	[1]	$ 1,590	[1],[2]	¥ 130,717	[1],[2]	¥ 138,975	[1],[2]	¥ 96,879	[1],[2]	$ 1,160	[1],[3]	¥ 95,360	[1],[3]	¥ 82,772	[1],[3]	¥ 81,919	[1],[3]	$ (269)	[1]	¥ (22,148)	[1]	¥ (46,272)	[1]	¥ (72,783)	[1]
Income before income Taxes	$ 1,588	[1]	¥ 130,484	[1]	¥ 93,301	[1]	¥ 56,057	[1]	$ 942	[1]	¥ 77,439	[1]	¥ 62,477	[1]	¥ 33,180	[1]	$ 327	[1],[2]	¥ 26,894	[1],[2]	¥ 18,411	[1],[2]	¥ 18,743	[1],[2]	$ 334	[1],[3]	¥ 27,430	[1],[3]	¥ 24,633	[1],[3]	¥ 17,123	[1],[3]	$ (15)	[1]	¥ (1,279)	[1]	¥ (12,220)	[1]	¥ (12,989)	[1]

[1]	Results of discontinued operations are included in each amount attributed to each geographic area.
[2]	Mainly United States
[3]	Mainly Asia, Europe, Oceania and Middle East

Subsequent Events - Additional information (Detail) (New Contract, ORIX Credit)	1 Months Ended
Apr. 26, 2012
New Contract | ORIX Credit
Subsequent Event [Line Items]
Number of shares to be transferred	4,004,824
Percentage of outstanding shares to be transferred	51.00%

Valuation and Qualifying Accounts and Reserves (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Restructuring cost
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 78		¥ 113		¥ 148
Acquisitions	0		0		0
Addition: Charged to costs and expenses	15		42		28
Deduction	(53)		(75)		(88)
Translation adjustment	(1)		(2)		25
Balance at end of period	39		78		113
Restructuring cost | Closed office lease obligations
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	78		97		148
Acquisitions	0		0		0
Addition: Charged to costs and expenses	0		42		9
Deduction	(38)		(59)		(85)
Translation adjustment	(1)		(2)		25
Balance at end of period	39		78		97
Restructuring cost | Disposal of equipment
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period					0
Acquisitions					0
Addition: Charged to costs and expenses					3
Deduction					(3)
Translation adjustment					0
Balance at end of period					0
Restructuring cost | Severance and other benefits to terminated employees
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	0		16		0
Acquisitions	0		0		0
Addition: Charged to costs and expenses	15		0		16
Deduction	(15)		(16)		0
Translation adjustment	0		0		0
Balance at end of period	0		0		16
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	26,794		42,846		44,635
Acquisitions	875		669		100
Addition: Charged to costs and expenses	6,339		6,220		3,501
Deduction	(6,836)	[1]	(22,778)	[1]	(5,448)	[1]
Other	(3,034)	[2]	(163)	[2]	58	[2]
Balance at end of period	¥ 24,138		¥ 26,794		¥ 42,846

[1]	The amount of deduction includes expiry of loss carryforwards and sales of subsidiary.
[2]	The amount of other includes translation adjustment and the effect of changes in statutory tax rate.